UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                            Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.3%
Aerospace & Defense - 3.5%
Boeing Co. (The)	51,435	$16,587,787
Curtiss-Wright Corp.	28,364	2,896,532
Huntington Ingalls Industries, Inc.	55,140	10,493,693
L3 Technologies, Inc.	4,789	831,658
Raytheon Co.	48,581	7,449,896
Spirit AeroSystems Holdings, Inc., Class A	31,274	2,254,543
Teledyne Technologies, Inc. *	22,116	4,579,560
Textron, Inc.	76,996	3,541,046

		48,634,715

Airlines - 2.0%
Delta Air Lines, Inc.	119,569	5,966,493
JetBlue Airways Corp. *	532,922	8,558,728
United Continental Holdings, Inc. *	160,925	13,474,250

		27,999,471

Banks - 5.3%
Bank of America Corp.	16,426	404,737
BB&T Corp.	18,632	807,138
Citigroup, Inc.	142,956	7,442,289
Fifth Third Bancorp	110,423	2,598,253
JPMorgan Chase & Co.	259,999	25,381,102
PNC Financial Services Group, Inc. (The)	55,499	6,488,388
Popular, Inc.	152,225	7,188,065
SunTrust Banks, Inc.	144,835	7,305,478
TCF Financial Corp.	128,864	2,511,559
US Bancorp	68,232	3,118,203
Wells Fargo & Co.	223,191	10,284,641

		73,529,853

Biotechnology - 5.0%
AbbVie, Inc.	98,933	9,120,633
Amgen, Inc.	34,578	6,731,299
Biogen, Inc. *	51,990	15,644,831
Celgene Corp. *	33,773	2,164,512
Exelixis, Inc. *	944,919	18,586,557
Gilead Sciences, Inc.	150,082	9,387,629
United Therapeutics Corp. *	68,652	7,476,203

		69,111,664

Capital Markets - 1.0%
Ameriprise Financial, Inc.	28,664	2,991,662
Bank of New York Mellon Corp. (The)	31,477	1,481,622
CME Group, Inc.	49,046	9,226,534

		13,699,818

Chemicals - 1.7%
LyondellBasell Industries NV, Class A	240,675	20,014,533
Westlake Chemical Corp.	54,233	3,588,598

		23,603,131

Commercial Services & Supplies - 0.9%
Cintas Corp.	4,797	805,848
Copart, Inc. *	22,310	1,065,972
Rollins, Inc.	24,181	872,934

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 0.9% (continued)
Waste Management, Inc.	108,604	$9,664,670

		12,409,424

Communications Equipment - 1.9%
Cisco Systems, Inc.	459,123	19,893,800
F5 Networks, Inc. *	29,407	4,764,816
Ubiquiti Networks, Inc. (a)	11,463	1,139,537

		25,798,153

Consumer Finance - 0.2%
Credit Acceptance Corp. *	6,587	2,514,653
Santander Consumer USA Holdings, Inc.	45,843	806,378

		3,321,031

Distributors - 0.1%
LKQ Corp. *	30,523	724,311

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	1,870	1,197,885
H&R Block, Inc.	21,276	539,772

		1,737,657

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B *	109,722	22,403,038

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	145,642	8,187,993

Electric Utilities - 1.8%
Exelon Corp.	480,581	21,674,203
Pinnacle West Capital Corp.	31,411	2,676,217

		24,350,420

Electrical Equipment - 0.3%
Eaton Corp. plc	63,220	4,340,685

Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics, Inc. *	29,777	2,053,124
CDW Corp.	12,234	991,566
FLIR Systems, Inc.	63,575	2,768,056
Zebra Technologies Corp., Class A *	39,488	6,287,674

		12,100,420

Entertainment - 1.7%
Electronic Arts, Inc. *	8,505	671,130
Netflix, Inc. *	18,661	4,994,803
Twenty-First Century Fox, Inc., Class A	75,076	3,612,657
Twenty-First Century Fox, Inc., Class B	27,617	1,319,540
Viacom, Inc., Class B	447,527	11,501,444
Walt Disney Co. (The)	11,322	1,241,457

		23,341,031

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	63,144	12,863,064
Kroger Co. (The)	227,930	6,268,075
Walmart, Inc.	49,055	4,569,473

		23,700,612

Food Products - 1.4%
Archer-Daniels-Midland Co.	137,573	5,636,366
Ingredion, Inc.	13,382	1,223,114

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Food Products - 1.4% (continued)
Pilgrim’s Pride Corp. *	153,380	$2,378,924
Tyson Foods, Inc., Class A	198,130	10,580,142

		19,818,546

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	82,953	5,999,991
Baxter International, Inc.	100,627	6,623,269
Danaher Corp.	147,142	15,173,283
Medtronic plc	88,396	8,040,500
Varian Medical Systems, Inc. *	5,314	602,129

		36,439,172

Health Care Providers & Services - 4.0%
Anthem, Inc.	17,042	4,475,741
Cigna Corp.	108,964	20,694,443
HCA Healthcare, Inc.	104,529	13,008,634
Humana, Inc.	36,454	10,443,342
Molina Healthcare, Inc. *	23,169	2,692,701
UnitedHealth Group, Inc.	7,470	1,860,926
Universal Health Services, Inc., Class B	17,322	2,019,052

		55,194,839

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	41,783	2,059,902
Darden Restaurants, Inc.	105,950	10,580,167
Las Vegas Sands Corp.	10,037	522,426
Norwegian Cruise Line Holdings Ltd. *	15,202	644,413

		13,806,908

Household Durables - 0.2%
PulteGroup, Inc.	102,792	2,671,564

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	45,975	1,052,368

Insurance - 6.1%
Aflac, Inc.	146,308	6,665,792
Allstate Corp. (The)	239,582	19,796,661
American Financial Group, Inc.	78,029	7,063,965
Assured Guaranty Ltd.	173,653	6,647,437
Athene Holding Ltd., Class A *	95,592	3,807,429
CNA Financial Corp.	19,946	880,616
Everest Re Group Ltd.	57,267	12,470,462
First American Financial Corp.	91,556	4,087,060
Old Republic International Corp.	105,071	2,161,310
Reinsurance Group of America, Inc.	54,703	7,671,002
Travelers Cos., Inc. (The)	101,413	12,144,207

		83,395,941

Interactive Media & Services - 6.5%
Alphabet, Inc., Class A *	29,042	30,347,728
Alphabet, Inc., Class C *	17,315	17,931,587
Facebook, Inc., Class A *	217,094	28,458,853
IAC/InterActiveCorp *	40,066	7,333,681
Match Group, Inc.	87,095	3,725,053
TripAdvisor, Inc. *	10,648	574,353
Twitter, Inc. *	53,227	1,529,744

		89,900,999

INVESTMENTS	SHARES	VALUE ($)
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. *	20,237	$30,395,367
Booking Holdings, Inc. *	4,743	8,169,438
eBay, Inc. *	20,777	583,210
Qurate Retail, Inc. *	46,579	909,222

		40,057,237

IT Services - 3.4%
Accenture plc, Class A	16,917	2,385,466
Akamai Technologies, Inc. *	158,296	9,668,720
Amdocs Ltd.	16,057	940,619
Booz Allen Hamilton Holding Corp.	79,748	3,594,242
Broadridge Financial Solutions, Inc.	9,439	908,504
Cognizant Technology Solutions Corp., Class A	130,114	8,259,637
DXC Technology Co.	149,268	7,936,579
International Business Machines Corp.	56,425	6,413,830
Total System Services, Inc.	26,464	2,151,259
VeriSign, Inc. *	15,405	2,284,407
Visa, Inc., Class A	19,652	2,592,885

		47,136,148

Life Sciences Tools & Services - 1.7%
Bio-Techne Corp.	4,988	721,863
Charles River Laboratories International, Inc. *	48,981	5,543,670
IQVIA Holdings, Inc. *	28,915	3,359,056
Thermo Fisher Scientific, Inc.	62,812	14,056,697

		23,681,286

Machinery - 0.5%
Allison Transmission Holdings, Inc.	72,855	3,199,063
Cummins, Inc.	7,104	949,379
Oshkosh Corp.	41,375	2,536,701

		6,685,143

Media - 0.1%
AMC Networks, Inc., Class A *	15,416	846,030
John Wiley & Sons, Inc., Class A	8,256	387,784

		1,233,814

Multiline Retail - 2.6%
Kohl’s Corp.	221,288	14,680,246
Macy’s, Inc.	381,161	11,350,974
Target Corp.	141,753	9,368,456

		35,399,676

Multi-Utilities - 2.2%
Ameren Corp.	210,073	13,703,062
Consolidated Edison, Inc.	151,324	11,570,233
DTE Energy Co.	10,304	1,136,531
Public Service Enterprise Group, Inc.	80,361	4,182,790

		30,592,616

Oil, Gas & Consumable Fuels - 3.5%
ConocoPhillips	232,786	14,514,207
HollyFrontier Corp.	302,871	15,482,766
Marathon Petroleum Corp.	6,803	401,445
Murphy Oil Corp.	21,874	511,633
PBF Energy, Inc., Class A	332,236	10,854,150
Pioneer Natural Resources Co.	10,426	1,371,228

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 3.5% (continued)
Valero Energy Corp.	57,887	$4,339,788

		47,475,217

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	16,214	2,109,441
Nu Skin Enterprises, Inc., Class A	10,808	662,855

		2,772,296

Pharmaceuticals - 4.7%
Eli Lilly & Co.	14,217	1,645,191
Jazz Pharmaceuticals plc *	14,684	1,820,229
Johnson & Johnson	122,504	15,809,141
Merck & Co., Inc.	221,751	16,943,994
Mylan NV *	133,412	3,655,489
Pfizer, Inc.	513,384	22,409,212
Zoetis, Inc.	34,871	2,982,865

		65,266,121

Professional Services - 0.7%
Robert Half International, Inc.	163,439	9,348,711

Road & Rail - 0.1%
Landstar System, Inc.	12,275	1,174,349

Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	611,947	28,718,673
Lam Research Corp.	18,041	2,456,643
Micron Technology, Inc. *	661,405	20,986,380
ON Semiconductor Corp. *	41,874	691,340
Texas Instruments, Inc.	34,616	3,271,212

		56,124,248

Software - 7.8%
Adobe, Inc. *	60,961	13,791,816
Cadence Design Systems, Inc. *	49,743	2,162,826
Fortinet, Inc. *	99,751	7,025,463
Manhattan Associates, Inc. *	50,181	2,126,169
Microsoft Corp.	593,591	60,291,038
Oracle Corp.	223,198	10,077,390
Paycom Software, Inc. *	7,086	867,681
Red Hat, Inc. *	11,786	2,070,093
Symantec Corp.	154,466	2,918,635
VMware, Inc., Class A (a)	44,520	6,105,027

		107,436,138

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	14,750	2,322,535
Best Buy Co., Inc.	61,241	3,243,323
Dick’s Sporting Goods, Inc.	316,074	9,861,509
Foot Locker, Inc.	226,676	12,059,163
Gap, Inc. (The)	125,133	3,223,426
Ross Stores, Inc.	11,025	917,280
TJX Cos., Inc. (The)	163,582	7,318,659
Urban Outfitters, Inc. *	220,787	7,330,129
Williams-Sonoma, Inc. (a)	150,952	7,615,528

		53,891,552

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	276,179	43,564,476
Dell Technologies, Inc., Class C *	4,437	216,836

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 3.3% (continued)
HP, Inc.	84,044	$1,719,540

		45,500,852

Textiles, Apparel & Luxury Goods - 2.1%
Columbia Sportswear Co.	5,072	426,505
Lululemon Athletica, Inc. *	46,536	5,659,243
Michael Kors Holdings Ltd. *	124,412	4,717,703
NIKE, Inc., Class B	164,074	12,164,446
Ralph Lauren Corp.	45,613	4,719,121
Skechers U.S.A., Inc., Class A *	64,397	1,474,047

		29,161,065

Thrifts & Mortgage Finance - 0.0% (b)
New York Community Bancorp, Inc.	31,509	296,500

Tobacco - 1.0%
Altria Group, Inc.	127,125	6,278,704
Philip Morris International, Inc.	100,862	6,733,547

		13,012,251

Trading Companies & Distributors - 0.2%
Air Lease Corp.	106,559	3,219,147

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	14,016	512,425

TOTAL COMMON STOCKS (Cost $1,214,397,282)		1,341,250,556

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENT COMPANIES - 2.8%
Limited Purpose Cash Investment Fund, 2.50% (c)
(Cost $38,250,556)	38,254,381	38,254,381

SECURITIES LENDING COLLATERAL - 0.5%

Investment Companies - 0.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (c)(d)	959,123	959,123
Limited Purpose Cash Investment Fund 2.50% (c)(d)	6,116,335	6,116,335

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,075,458)		7,075,458

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $1,259,723,296)		1,386,580,395

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)% (e)		(7,616,714)

NET ASSETS - 100.0%		$1,378,963,681

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$122,663,838	8.9%
Consumer Discretionary	177,449,970	12.9
Consumer Staples	59,303,706	4.3
Energy	47,475,216	3.4
Financials	196,646,181	14.3
Health Care	249,693,082	18.1
Industrials	114,324,070	8.3
Information Technology	294,095,958	21.3
Materials	23,603,131	1.7
Utilities	55,995,404	4.1
Short-Term Investments	38,254,381	2.8
Securities Lending Collateral	7,075,458	0.5

Total Investments In Securities At Value	1,386,580,395	100.6
Liabilities in Excess of Other Assets (e)	(7,616,714)	(0.6)

Net Assets	$1,378,963,681	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $6,915,952.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	246	3/2019	USD	$30,813,960	$369,331

					$369,331

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$ —	$ 1,490,309	$ 1,490,309

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.1%
Aerospace & Defense - 1.3%
AAR Corp.	7,851	$293,156
Aerovironment, Inc. *	5,828	396,013
Axon Enterprise, Inc. *	41,171	1,801,231
Ducommun, Inc. *	7,005	254,422
Esterline Technologies Corp. *	8,493	1,031,475
Moog, Inc., Class A	17,130	1,327,233
National Presto Industries, Inc. (a)	7,871	920,277
Vectrus, Inc. *	61,647	1,330,342

		7,354,149

Air Freight & Logistics - 0.4%
Hub Group, Inc., Class A *	61,418	2,276,765

Airlines - 0.6%
Allegiant Travel Co.	5,157	516,835
Hawaiian Holdings, Inc.	18,265	482,379
SkyWest, Inc.	18,911	840,972
Spirit Airlines, Inc. *	22,895	1,326,078

		3,166,264

Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. *	104,451	1,159,406
Cooper-Standard Holdings, Inc. *	13,612	845,577
Stoneridge, Inc. *	26,763	659,708
Tenneco, Inc., Class A	9,308	254,946
Tower International, Inc.	30,756	731,993

		3,651,630

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	511,412

Banks - 5.6%
1st Source Corp.	11,573	466,855
BancFirst Corp.	7,570	377,743
Brookline Bancorp, Inc.	33,500	462,970
Cadence Bancorp	61,610	1,033,816
Cathay General Bancorp	86,150	2,888,610
City Holding Co.	2,849	192,564
Community Trust Bancorp, Inc.	6,423	254,415
Customers Bancorp, Inc. *	12,601	229,338
Enterprise Financial Services Corp.	20,976	789,327
FCB Financial Holdings, Inc., Class A *	5,256	176,496
Fidelity Southern Corp.	28,095	731,032
First Bancorp/PR	26,022	223,789
First Busey Corp.	8,773	215,289
First Interstate BancSystem, Inc., Class A	54,555	1,994,531
First Merchants Corp.	49,670	1,702,191
First Midwest Bancorp, Inc.	13,483	267,098
Flushing Financial Corp.	8,399	180,830
Fulton Financial Corp.	102,249	1,582,815
Great Southern Bancorp, Inc.	13,741	632,498
Great Western Bancorp, Inc.	93,365	2,917,656
Hancock Whitney Corp.	45,124	1,563,547
Heartland Financial USA, Inc.	18,802	826,348
Hope Bancorp, Inc.	24,800	294,128
Independent Bank Corp./MA	11,088	779,597
International Bancshares Corp.	76,130	2,618,872
LegacyTexas Financial Group, Inc.	8,376	268,786
Live Oak Bancshares, Inc.	19,915	294,941
MB Financial, Inc.	28,531	1,130,684
Midland States Bancorp, Inc.	9,609	214,665
NBT Bancorp, Inc.	27,750	959,873
OFG Bancorp	57,140	940,524
Old National Bancorp	17,512	269,685

INVESTMENTS	SHARES	VALUE ($)
Banks - 5.6% (continued)
Park National Corp.	3,124	$265,384
Preferred Bank	6,179	267,860
Renasant Corp.	15,491	467,518
S&T Bancorp, Inc.	9,317	352,555
Sandy Spring Bancorp, Inc.	7,575	237,401
ServisFirst Bancshares, Inc.	29,510	940,484
Simmons First National Corp., Class A	12,163	293,493
Stock Yards Bancorp, Inc.	6,968	228,550
Tompkins Financial Corp.	2,852	213,929
TriCo Bancshares	6,437	217,506
Trustmark Corp.	25,273	718,511
WesBanco, Inc.	13,761	504,891

		32,189,595

Beverages - 1.4%
Boston Beer Co., Inc. (The), Class A *	17,343	4,176,888
Coca-Cola Bottling Co. Consolidated (a)	3,762	667,304
MGP Ingredients, Inc. (a)	9,701	553,442
National Beverage Corp. (a)	35,238	2,529,031

		7,926,665

Biotechnology - 6.4%
ACADIA Pharmaceuticals, Inc. *	30,025	485,504
Amicus Therapeutics, Inc. *(a)	61,340	587,637
Arena Pharmaceuticals, Inc. *	15,804	615,566
Array BioPharma, Inc. *	62,800	894,900
Arrowhead Pharmaceuticals, Inc. *(a)	61,160	759,607
BioSpecifics Technologies Corp. *	10,707	648,844
Calithera Biosciences, Inc. *	51,502	206,523
CareDx, Inc. *	34,320	862,805
Concert Pharmaceuticals, Inc. *	18,280	229,414
Eagle Pharmaceuticals, Inc. *(a)	36,917	1,487,386
Emergent BioSolutions, Inc. *	88,167	5,226,540
Enanta Pharmaceuticals, Inc. *	54,867	3,886,230
Genomic Health, Inc. *	33,496	2,157,477
Halozyme Therapeutics, Inc. *	44,786	655,219
Insmed, Inc. *	27,807	364,828
Intercept Pharmaceuticals, Inc. *	6,817	687,085
Ligand Pharmaceuticals, Inc. *	20,362	2,763,123
Loxo Oncology, Inc. *	6,036	845,463
Myriad Genetics, Inc. *	110,592	3,214,910
PDL BioPharma, Inc. *	903,609	2,620,466
Portola Pharmaceuticals, Inc. *(a)	18,850	367,952
PTC Therapeutics, Inc. *	29,736	1,020,540
REGENXBIO, Inc. *	45,578	1,911,997
Repligen Corp. *	54,435	2,870,902
Sorrento Therapeutics, Inc. *(a)	73,541	176,498
Vericel Corp. *	60,767	1,057,346

		36,604,762

Building Products - 1.2%
Apogee Enterprises, Inc.	48,814	1,457,098
Builders FirstSource, Inc. *	93,790	1,023,249
Continental Building Products, Inc. *	10,526	267,887
Insteel Industries, Inc.	15,774	382,993
Patrick Industries, Inc. *	48,518	1,436,618
Universal Forest Products, Inc.	82,941	2,153,148

		6,720,993

Capital Markets - 1.3%
Artisan Partners Asset Management, Inc., Class A	26,581	587,706
Blucora, Inc. *	42,209	1,124,448
Cohen & Steers, Inc.	22,457	770,724
INTL. FCStone, Inc. *	5,079	185,790
Stifel Financial Corp.	36,597	1,515,848
Waddell & Reed Financial, Inc., Class A (a)	184,182	3,330,010

		7,514,526

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 1.0%
AdvanSix, Inc. *	19,496	$474,533
FutureFuel Corp.	94	1,491
Innospec, Inc.	2,972	183,551
Kronos Worldwide, Inc.	63,172	727,741
Rayonier Advanced Materials, Inc.	81,610	869,146
Stepan Co.	28,038	2,074,812
Trinseo SA	26,156	1,197,422

		5,528,696

Commercial Services & Supplies - 1.6%
ACCO Brands Corp.	235,794	1,598,683
Deluxe Corp.	27,178	1,044,722
Ennis, Inc.	66,693	1,283,840
Herman Miller, Inc.	38,674	1,169,888
HNI Corp.	12,357	437,809
Interface, Inc.	11,400	162,450
Kimball International, Inc., Class B	34,022	482,772
McGrath RentCorp	6,297	324,170
Quad/Graphics, Inc. (a)	60,111	740,568
Steelcase, Inc., Class A	81,549	1,209,372
UniFirst Corp.	3,702	529,645
Viad Corp.	6,389	320,025

		9,303,944

Communications Equipment - 1.2%
Applied Optoelectronics, Inc. *(a)	31,620	487,896
Ciena Corp. *	71,391	2,420,869
Comtech Telecommunications Corp.	6,644	161,715
Finisar Corp. *	37,183	803,153
Lumentum Holdings, Inc. *	72,380	3,040,684

		6,914,317

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	9,975	435,708
EMCOR Group, Inc.	62,566	3,734,565
MYR Group, Inc. *	8,879	250,121

		4,420,394

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	30,932	383,557
US Concrete, Inc. *	5,720	201,801

		585,358

Consumer Finance - 1.4%
Enova International, Inc. *	14,169	275,729
EZCORP, Inc., Class A *	25,904	200,238
FirstCash, Inc.	29,576	2,139,823
Green Dot Corp., Class A *	44,385	3,529,495
Nelnet, Inc., Class A	29,457	1,541,779
Regional Management Corp. *	14,092	338,913
World Acceptance Corp. *	2,487	254,321

		8,280,298

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	416,594

Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. *	62,344	2,950,118
American Public Education, Inc. *	73,455	2,090,530
Career Education Corp. *	17,579	200,752
K12, Inc. *	25,085	621,857
Laureate Education, Inc., Class A *	26,984	411,236
Weight Watchers International, Inc. *	35,883	1,383,290

		7,657,783

Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc. *(a)	37,107	684,624
Vonage Holdings Corp. *	286,651	2,502,463

		3,187,087

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 0.1%
Portland General Electric Co.	5,870	$269,139
Spark Energy, Inc., Class A (a)	23,204	172,406

		441,545

Electrical Equipment - 1.8%
Allied Motion Technologies, Inc.	9,346	417,673
Atkore International Group, Inc. *	86,862	1,723,342
Encore Wire Corp.	14,600	732,628
EnerSys	10,200	791,622
Enphase Energy, Inc. *(a)	289,611	1,369,860
Generac Holdings, Inc. *	49,532	2,461,740
Sunrun, Inc. *	102,482	1,116,029
TPI Composites, Inc. *	64,640	1,588,851
Vicor Corp. *	9,276	350,540

		10,552,285

Electronic Equipment, Instruments & Components - 2.4%
AVX Corp.	22,976	350,384
CTS Corp.	9,383	242,926
Electro Scientific Industries, Inc. *	84,343	2,526,916
ePlus, Inc. *	19,357	1,377,638
Fabrinet (Thailand) *	5,635	289,132
Insight Enterprises, Inc. *	22,524	917,853
KEMET Corp.	150,391	2,637,858
Methode Electronics, Inc.	11,910	277,384
Plexus Corp. *	8,538	436,121
SYNNEX Corp.	12,439	1,005,569
Tech Data Corp. *	26,605	2,176,555
TTM Technologies, Inc. *	89,661	872,401
Vishay Intertechnology, Inc.	46,171	831,540

		13,942,277

Energy Equipment & Services - 0.4%
Exterran Corp. *	10,619	187,956
Mammoth Energy Services, Inc.	77,496	1,393,378
Matrix Service Co. *	9,936	178,252
Rowan Cos. plc, Class A *	41,609	349,099
Smart Sand, Inc. *(a)	73,921	164,105

		2,272,790

Entertainment - 1.1%
AMC Entertainment Holdings, Inc., Class A (a)	13,972	171,576
Glu Mobile, Inc. *	26,953	217,511
Marcus Corp. (The)	11,727	463,216
Pandora Media, Inc. *	80,898	654,465
World Wrestling Entertainment, Inc., Class A (a)	64,235	4,799,639

		6,306,407

Equity Real Estate Investment Trusts (REITs) - 2.2%
Americold Realty Trust	27,933	713,409
Chesapeake Lodging Trust	13,089	318,717
CoreCivic, Inc.	38,644	689,022
Cousins Properties, Inc.	81,055	640,334
DiamondRock Hospitality Co.	98,561	894,934
EastGroup Properties, Inc.	3,047	279,501
First Industrial Realty Trust, Inc.	48,858	1,410,042
GEO Group, Inc. (The)	52,351	1,031,315
Industrial Logistics Properties Trust	14,570	286,587
LTC Properties, Inc.	4,682	195,146
National Health Investors, Inc.	3,290	248,527
Pebblebrook Hotel Trust	26,601	753,074
Ryman Hospitality Properties, Inc.	19,404	1,294,053
Sabra Health Care REIT, Inc.	9,349	154,071
Select Income REIT	28,994	213,396
Summit Hotel Properties, Inc.	23,783	231,409
Sunstone Hotel Investors, Inc.	92,362	1,201,630

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.2% (continued)
Tanger Factory Outlet Centers, Inc.	16,861	$340,929
Terreno Realty Corp.	4,893	172,087
Washington Prime Group, Inc. (a)	174,643	848,765
Xenia Hotels & Resorts, Inc.	27,489	472,811

		12,389,759

Food & Staples Retailing - 0.4%
Ingles Markets, Inc., Class A	40,748	1,109,160
United Natural Foods, Inc. *	25,507	270,119
Weis Markets, Inc.	13,683	653,774

		2,033,053

Food Products - 0.4%
Cal-Maine Foods, Inc.	13,957	590,381
John B Sanfilippo & Son, Inc.	19,030	1,059,210
Sanderson Farms, Inc.	4,249	421,883

		2,071,474

Gas Utilities - 0.1%
ONE Gas, Inc.	6,300	501,480

Health Care Equipment & Supplies - 3.8%
Anika Therapeutics, Inc. *	8,499	285,651
CONMED Corp.	3,076	197,479
Globus Medical, Inc., Class A *	107,392	4,647,926
Haemonetics Corp. *	39,458	3,947,773
Inogen, Inc. *	10,336	1,283,421
Integer Holdings Corp. *	22,534	1,718,443
IntriCon Corp. *	57,642	1,520,596
Lantheus Holdings, Inc. *	63,650	996,123
LeMaitre Vascular, Inc.	8,505	201,058
Merit Medical Systems, Inc. *	33,704	1,881,020
Neogen Corp. *	12,486	711,702
NuVasive, Inc. *	4,490	222,524
NxStage Medical, Inc. *(a)	25,100	718,362
Pulse Biosciences, Inc. *(a)	2,519	28,868
Quidel Corp. *	5,014	244,783
STAAR Surgical Co. *	25,749	821,651
Tandem Diabetes Care, Inc. *	68,736	2,609,906

		22,037,286

Health Care Providers & Services - 2.8%
Addus HomeCare Corp. *	4,231	287,200
Amedisys, Inc. *	23,700	2,775,507
AMN Healthcare Services, Inc. *	59,054	3,346,000
BioTelemetry, Inc. *	21,307	1,272,454
Cross Country Healthcare, Inc. *	32,232	236,260
Diplomat Pharmacy, Inc. *(a)	33,519	451,166
Ensign Group, Inc. (The)	60,170	2,333,994
Magellan Health, Inc. *	34,070	1,938,242
RadNet, Inc. *	35,718	363,252
Select Medical Holdings Corp. *	19,008	291,773
Tenet Healthcare Corp. *	66,499	1,139,793
Tivity Health, Inc. *	7,225	179,252
Triple-S Management Corp., Class B *	73,576	1,279,487

		15,894,380

Health Care Technology - 0.3%
HMS Holdings Corp. *	60,943	1,714,327

Hotels, Restaurants & Leisure - 1.3%
BBX Capital Corp.	35,465	203,214
Belmond Ltd., Class A (United Kingdom) *	28,590	715,608
BJ’s Restaurants, Inc.	5,824	294,520
Bloomin’ Brands, Inc.	45,367	811,616
Brinker International, Inc. (a)	31,722	1,395,134

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 1.3% (continued)
Carrols Restaurant Group, Inc. *	20,133	$198,109
Cheesecake Factory, Inc. (The) (a)	20,948	911,447
Cracker Barrel Old Country Store, Inc.	1,847	295,261
Dave & Buster’s Entertainment, Inc.	11,177	498,047
Denny’s Corp. *	18,705	303,208
Red Robin Gourmet Burgers, Inc. *	19,953	533,144
Ruth’s Hospitality Group, Inc.	50,342	1,144,274
Town Sports International Holdings, Inc. *	29,823	190,867

		7,494,449

Household Durables - 1.2%
Bassett Furniture Industries, Inc.	4,713	94,449
Flexsteel Industries, Inc.	8,573	189,292
Hooker Furniture Corp.	36,174	952,823
La-Z-Boy, Inc.	77,353	2,143,452
Roku, Inc. *	13,638	417,868
Turtle Beach Corp. *(a)	152,778	2,180,142
ZAGG, Inc. *	83,494	816,571

		6,794,597

Household Products - 0.1%
WD-40 Co. (a)	2,726	499,567

Insurance - 5.3%
American Equity Investment Life Holding Co.	82,916	2,316,673
Employers Holdings, Inc.	86,393	3,625,914
FBL Financial Group, Inc., Class A	5,836	383,134
Genworth Financial, Inc., Class A *	280,193	1,305,699
Heritage Insurance Holdings, Inc.	40,918	602,313
Horace Mann Educators Corp.	26,522	993,249
Kemper Corp.	40,956	2,718,659
National General Holdings Corp.	27,971	677,178
National Western Life Group, Inc., Class A	6,885	2,070,320
Navigators Group, Inc. (The)	7,063	490,808
Primerica, Inc.	34,716	3,392,100
Selective Insurance Group, Inc.	73,984	4,508,585
Third Point Reinsurance Ltd. *	111,702	1,076,807
United Fire Group, Inc.	6,018	333,698
Universal Insurance Holdings, Inc. (a)	161,292	6,116,193

		30,611,330

Interactive Media & Services - 0.4%
Cargurus, Inc. *	15,988	539,275
Cars.com, Inc. *	18,533	398,460
Meet Group, Inc. (The) *	61,541	284,935
QuinStreet, Inc. *	67,731	1,099,274
Yelp, Inc. *	7,481	261,760

		2,583,704

Internet & Direct Marketing Retail - 1.2%
1-800-Flowers.com, Inc., Class A *	119,567	1,462,304
Etsy, Inc. *	44,608	2,122,003
Lands’ End, Inc. *(a)	45,089	640,715
Nutrisystem, Inc.	12,125	532,045
PetMed Express, Inc. (a)	31,086	723,060
Shutterstock, Inc.	14,399	518,508
Stamps.com, Inc. *	7,377	1,148,156

		7,146,791

IT Services - 2.6%
Brightcove, Inc. *	22,597	159,083
CACI International, Inc., Class A *	10,180	1,466,225
Cardtronics plc, Class A *	78,395	2,038,270
CSG Systems International, Inc.	9,537	302,990

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 2.6% (continued)
EVERTEC, Inc.	47,131	$1,352,660
Hackett Group, Inc. (The)	38,091	609,837
LiveRamp Holdings, Inc. *	4,054	156,606
MAXIMUS, Inc.	22,401	1,458,081
NIC, Inc.	35,843	447,321
Perficient, Inc. *	12,894	287,020
Perspecta, Inc.	48,628	837,374
Sykes Enterprises, Inc. *	72,637	1,796,313
Travelport Worldwide Ltd.	75,017	1,171,766
TTEC Holdings, Inc.	7,701	220,018
Unisys Corp. *	231,400	2,691,182

		14,994,746

Leisure Products - 1.2%
Acushnet Holdings Corp.	34,311	722,933
Callaway Golf Co.	124,858	1,910,327
Johnson Outdoors, Inc., Class A	11,891	698,477
MasterCraft Boat Holdings, Inc. *	52,603	983,676
Nautilus, Inc. *	123,922	1,350,750
Sturm Ruger & Co., Inc.	26,993	1,436,568

		7,102,731

Life Sciences Tools & Services - 0.8%
Cambrex Corp. *(a)	11,391	430,124
Medpace Holdings, Inc. *	66,188	3,503,331
NeoGenomics, Inc. *	36,617	461,740

		4,395,195

Machinery - 2.2%
Alamo Group, Inc.	15,310	1,183,769
Barnes Group, Inc.	15,238	817,062
Columbus McKinnon Corp.	32,584	982,082
Douglas Dynamics, Inc.	7,816	280,516
EnPro Industries, Inc.	12,478	749,928
Global Brass & Copper Holdings, Inc.	18,052	454,008
Greenbrier Cos., Inc. (The)	58,842	2,326,613
Harsco Corp. *	12,776	253,731
Hillenbrand, Inc.	7,777	294,982
Hyster-Yale Materials Handling, Inc.	8,350	517,366
Kennametal, Inc.	12,150	404,352
Lydall, Inc. *	12,443	252,717
Meritor, Inc. *	212,262	3,589,350
Wabash National Corp.	21,211	277,440

		12,383,916

Media - 1.4%
Entravision Communications Corp., Class A	318,226	926,038
Gannett Co., Inc. (a)	301,535	2,572,094
Gray Television, Inc. *	92,832	1,368,344
MSG Networks, Inc., Class A *	67,361	1,587,025
Scholastic Corp.	16,215	652,816
Sinclair Broadcast Group, Inc., Class A	10,325	271,960
TechTarget, Inc. *	37,959	463,479

		7,841,756

Metals & Mining - 1.2%
Commercial Metals Co.	10,078	161,450
Ryerson Holding Corp. *	35,661	226,091
Schnitzer Steel Industries, Inc., Class A	17,054	367,514
Warrior Met Coal, Inc.	262,723	6,334,251

		7,089,306

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,087,365
Blackstone Mortgage Trust, Inc., Class A	33,505	1,067,469
Invesco Mortgage Capital, Inc.	35,664	516,415
Redwood Trust, Inc.	59,931	903,160

		3,574,409

INVESTMENTS	SHARES	VALUE ($)
Multiline Retail - 0.5%
Big Lots, Inc.	11,059	$319,826
Dillard’s, Inc., Class A (a)	42,589	2,568,543

		2,888,369

Multi-Utilities - 0.5%
Avista Corp.	25,054	1,064,294
Black Hills Corp.	15,062	945,592
NorthWestern Corp.	18,706	1,111,885

		3,121,771

Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. *	198,398	216,254
Arch Coal, Inc., Class A (a)	31,672	2,628,460
Delek US Holdings, Inc.	36,651	1,191,524
Peabody Energy Corp.	37,886	1,154,765
Penn Virginia Corp. *	5,386	291,167
Renewable Energy Group, Inc. *	93,636	2,406,445
REX American Resources Corp. *	3,527	240,224
SandRidge Energy, Inc. *	47,707	363,050

		8,491,889

Paper & Forest Products - 0.6%
Boise Cascade Co.	29,865	712,280
Louisiana-Pacific Corp.	33,850	752,147
Verso Corp., Class A *	78,423	1,756,675

		3,221,102

Personal Products - 2.6%
Edgewell Personal Care Co. *	5,163	192,838
Inter Parfums, Inc.	11,288	740,154
Medifast, Inc.	34,991	4,374,575
Natural Health Trends Corp. (a)	49,045	906,842
USANA Health Sciences, Inc. *	75,910	8,936,884

		15,151,293

Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. *(a)	3,625	163,198
Assertio Therapeutics, Inc. *	71,262	257,256
Corcept Therapeutics, Inc. *	51,165	683,564
Innoviva, Inc. *	13,225	230,776
Lannett Co., Inc. *(a)	120,185	596,118
Phibro Animal Health Corp., Class A	30,159	969,913

		2,900,825

Professional Services - 3.5%
ASGN, Inc. *	11,704	637,868
Barrett Business Services, Inc.	22,866	1,309,078
CBIZ, Inc. *	17,515	345,045
FTI Consulting, Inc. *	52,393	3,491,470
ICF International, Inc.	17,752	1,149,975
Insperity, Inc.	72,524	6,770,841
Kelly Services, Inc., Class A	48,104	985,170
Kforce, Inc.	62,684	1,938,189
Korn/Ferry International	42,550	1,682,427
TrueBlue, Inc. *	77,999	1,735,478
Willdan Group, Inc. *	6,329	221,388

		20,266,929

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	48,816	1,618,738
Marcus & Millichap, Inc. *	9,642	331,010
RMR Group, Inc. (The), Class A	7,632	405,107

		2,354,855

Road & Rail - 0.6%
ArcBest Corp.	66,647	2,283,326
Covenant Transportation Group, Inc., Class A *	9,777	187,718
Marten Transport Ltd.	13,984	226,401

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Road & Rail - 0.6% (continued)
Saia, Inc. *	7,841	$437,685
USA Truck, Inc. *	32,077	480,193

		3,615,323

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. *	4,868	208,983
Amkor Technology, Inc. *	298,482	1,958,042
Cabot Microelectronics Corp.	22,662	2,160,822
Diodes, Inc. *	10,542	340,085
Entegris, Inc.	57,121	1,593,390
Ichor Holdings Ltd. *(a)	25,658	418,225
Integrated Device Technology, Inc. *	42,141	2,040,889
Nanometrics, Inc. *	8,455	231,075
Photronics, Inc. *	77,146	746,773
Rudolph Technologies, Inc. *	29,461	603,067
SMART Global Holdings, Inc. *(a)	66,956	1,988,593

		12,289,944

Software - 4.9%
ACI Worldwide, Inc. *	21,507	595,099
Alarm.com Holdings, Inc. *	17,042	883,968
Alteryx, Inc., Class A *(a)	23,176	1,378,277
Appfolio, Inc., Class A *	15,094	893,867
Avaya Holdings Corp. *	33,702	490,701
Blackbaud, Inc.	19,438	1,222,650
Bottomline Technologies DE, Inc. *	15,291	733,968
Ebix, Inc. (a)	31,551	1,342,810
eGain Corp. *	52,818	347,014
Ellie Mae, Inc. *(a)	10,366	651,296
Envestnet, Inc. *	6,450	317,275
Five9, Inc. *	15,643	683,912
HubSpot, Inc. *	14,626	1,838,927
Imperva, Inc. *	11,104	618,382
j2 Global, Inc.	43,647	3,028,229
MicroStrategy, Inc., Class A *	2,145	274,024
Mitek Systems, Inc. *	65,922	712,617
New Relic, Inc. *	14,062	1,138,600
Paylocity Holding Corp. *	4,900	295,029
Progress Software Corp.	40,965	1,453,848
Qualys, Inc. *	61,692	4,610,860
ShotSpotter, Inc. *(a)	7,599	236,937
SPS Commerce, Inc. *	4,205	346,408
Trade Desk, Inc. (The), Class A *	21,307	2,472,890
Verint Systems, Inc. *	26,061	1,102,641
Zix Corp. *	76,300	437,199

		28,107,428

Specialty Retail - 5.7%
Aaron’s, Inc.	8,589	361,167
Abercrombie & Fitch Co., Class A (a)	144,391	2,895,040
American Eagle Outfitters, Inc.	203,220	3,928,243
Asbury Automotive Group, Inc. *	2,557	170,450
Ascena Retail Group, Inc. *	84,207	211,360
Bed Bath & Beyond, Inc. (a)	99,664	1,128,196
Boot Barn Holdings, Inc. *	34,640	589,919
Buckle, Inc. (The) (a)	158,367	3,062,818
Caleres, Inc.	100,802	2,805,320
Cato Corp. (The), Class A	49,674	708,848
Chico’s FAS, Inc.	206,087	1,158,209
Children’s Place, Inc. (The)	16,389	1,476,485
Citi Trends, Inc.	29,152	594,409
DSW, Inc., Class A	112,255	2,772,698
Express, Inc. *	358,664	1,832,773
Five Below, Inc. *	8,456	865,218
Genesco, Inc. *	19,010	842,143
Haverty Furniture Cos., Inc.	12,627	237,135
Hibbett Sports, Inc. *	117,365	1,678,319
Kirkland’s, Inc. *	20,212	192,620

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 5.7% (continued)
National Vision Holdings, Inc. *	19,662	$553,879
Shoe Carnival, Inc.	67,076	2,247,717
Tailored Brands, Inc.	70,349	959,560
Tilly’s, Inc., Class A	30,343	329,525
Zumiez, Inc. *	72,821	1,395,979

		32,998,030

Textiles, Apparel & Luxury Goods - 4.2%
Crocs, Inc. *	105,915	2,751,672
Deckers Outdoor Corp. *	64,236	8,218,996
Fossil Group, Inc. *(a)	139,920	2,200,942
G-III Apparel Group Ltd. *	76,769	2,141,087
Movado Group, Inc.	62,270	1,968,977
Oxford Industries, Inc.	29,408	2,089,144
Rocky Brands, Inc.	31,881	828,906
Steven Madden Ltd.	65,763	1,989,988
Vera Bradley, Inc. *	191,994	1,645,389
Wolverine World Wide, Inc.	7,687	245,139

		24,080,240

Thrifts & Mortgage Finance - 2.9%
Axos Financial, Inc. *(a)	119,509	3,009,237
Dime Community Bancshares, Inc.	10,169	172,670
Federal Agricultural Mortgage Corp., Class C	4,580	276,815
First Defiance Financial Corp.	30,496	747,457
HomeStreet, Inc. *	11,814	250,811
MGIC Investment Corp. *	417,399	4,365,993
Provident Financial Services, Inc.	7,651	184,619
Radian Group, Inc.	139,707	2,285,606
United Financial Bancorp, Inc.	16,318	239,875
Walker & Dunlop, Inc.	86,156	3,726,247
Washington Federal, Inc.	32,313	863,080
WSFS Financial Corp.	14,776	560,158

		16,682,568

Tobacco - 0.9%
Pyxus International, Inc. *(a)	190,270	2,256,602
Turning Point Brands, Inc.	24,347	662,726
Universal Corp.	38,821	2,102,157
Vector Group Ltd. (a)	38,959	379,071

		5,400,556

Trading Companies & Distributors - 1.2%
BMC Stock Holdings, Inc. *	40,693	629,928
CAI International, Inc. *	81,273	1,887,972
GATX Corp.	26,437	1,872,004
Rush Enterprises, Inc., Class A	15,001	517,234
Systemax, Inc.	5,486	131,061
Textainer Group Holdings Ltd. (China) *	20,649	205,664
Titan Machinery, Inc. *	16,190	212,898
Triton International Ltd.	55,127	1,712,796

		7,169,557

Wireless Telecommunication Services - 1.2%
Boingo Wireless, Inc. *	109,089	2,243,960
NII Holdings, Inc. *(a)	256,012	1,129,013
Shenandoah Telecommunications Co.	81,203	3,593,233

		6,966,206

TOTAL COMMON STOCKS (Cost $554,082,179)		552,587,677

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039
(Cost $24,899) (c)	2,727	66,075

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTENTS	NO. OF RIGHTS	VALUE ($)
RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR (3)*(d) (Cost $10,984)	36,985	$627

	SHARES

SHORT-TERM INVESTMENTS - 3.9%

INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash Investment Fund, 2.50% (e)
(Cost $22,140,525)	22,143,814	22,143,814

SECURITIES LENDING COLLATERAL - 6.5%

Investment Companies - 6.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (e)(f)	5,060,662	5,060,662
Limited Purpose Cash Investment Fund 2.50% (e)(f)	32,271,903	32,271,903

TOTAL SECURITIES LENDING COLLATERAL (Cost $37,332,565)		37,332,565

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.5% (Cost $613,591,152)		612,130,758

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)% (g)		(37,238,572)

NET ASSETS - 100.0%		$574,892,186

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$26,951,863	4.7%
Consumer Discretionary	100,742,624	17.5
Consumer Staples	33,082,609	5.7
Energy	10,764,679	1.9
Financials	98,852,726	17.2
Health Care	83,546,776	14.5
Industrials	87,230,518	15.2
Information Technology	76,248,712	13.3
Materials	16,424,462	2.8
Real Estate	14,744,614	2.6
Utilities	4,064,796	0.7
Short-Term Investments	22,143,814	3.9
Securities Lending Collateral	37,332,565	6.5

Total Investments In Securities At Value	612,130,758	106.5

Liabilities in Excess of Other Assets (g)	(37,238,572)	(6.5)

Net Assets	$574,892,186	100.0%

All securities are United States companies, unless noted otherwise inparentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $36,307,895.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on December 31, 2018. The maturity date reflects the next call date.
(d)

Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2018 amounted to $627, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of December 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

CVR - Contingent Value Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	238	3/2019	USD	$16,053,100	$(402,306)

					$(402,306)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$1,428,708	$1,428,708

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	Value ($)
COMMON STOCKS - 94.3%
Australia - 6.3%
Amcor Ltd.	29,675	$277,089
BHP Group Ltd.	65,322	1,578,902
BlueScope Steel Ltd.	397,353	3,065,229
CIMIC Group Ltd.	47,564	1,454,505
CSL Ltd.	9,219	1,204,167
Dexus, REIT	104,929	785,353
Flight Centre Travel Group Ltd.	79,811	2,413,614
Fortescue Metals Group Ltd.	126,784	373,859
Goodman Group, REIT	41,832	313,358
GPT Group (The), REIT	196,673	740,089
Rio Tinto Ltd.	10,260	567,850
Scentre Group, REIT	235,569	647,619
South32 Ltd.	865,500	2,058,865
Telstra Corp. Ltd.	1,371,777	2,752,967

		18,233,466

Belgium - 0.9%
Ageas	53,693	2,417,025
UCB SA	2,241	183,037

		2,600,062

Canada - 6.2%
Bank of Montreal (1)	4,699	306,991
Canadian Imperial Bank of Commerce (1)	15,845	1,180,134
Canadian Pacific Railway Ltd. (1)	744	132,015
CCL Industries, Inc., Class B (1)	7,415	271,898
CGI Group, Inc., Class A (1) *	62,511	3,823,373
Constellation Software, Inc. (1)	168	107,536
Fairfax Financial Holdings Ltd. (1)	1,104	485,996
Gildan Activewear, Inc. (1)	5,089	154,474
Great-West Lifeco, Inc. (1)(a)	3,723	76,849
Husky Energy, Inc. (1)	32,732	338,301
Hydro One Ltd. (1)(b)	22,278	330,449
Magna International, Inc. (1)	34,684	1,574,398
Methanex Corp. (1)	53,461	2,571,234
Open Text Corp. (1)	17,519	571,049
Power Corp. of Canada (1)	5,259	94,494
Royal Bank of Canada (1)	30,497	2,087,342
Toronto-Dominion Bank (The) (1)	73,894	3,673,049
West Fraser Timber Co. Ltd. (1)	7,451	368,075

		18,147,657

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	1,254,500	1,152,688

Denmark - 2.4%
Coloplast A/S, Class B	4,476	416,338
Genmab A/S *	1,661	273,103
H Lundbeck A/S	11,524	507,204
Novo Nordisk A/S, Class B	96,672	4,439,863
Orsted A/S (b)	1,990	133,166
William Demant Holding A/S *	45,266	1,288,806

		7,058,480

Finland - 1.8%
Neste OYJ	54,232	4,198,784
Nokia OYJ	143,842	835,020

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.8% (continued)
Nordea Bank Abp	9,604	$80,848
Orion OYJ, Class B	6,738	234,408

		5,349,060

France - 10.2%
AXA SA	60,509	1,305,900
CNP Assurances	70,169	1,489,444
Electricite de France SA	197,952	3,132,960
Kering SA	4,422	2,071,568
L’Oreal SA	17,467	3,996,876
LVMH Moet Hennessy Louis Vuitton SE	7,098	2,078,124
Peugeot SA	149,768	3,194,224
Safran SA	13,565	1,626,918
Sanofi	32,175	2,791,179
Thales SA	13,596	1,588,790
TOTAL SA	123,500	6,514,023

		29,790,006

Germany - 7.1%
adidas AG	6,013	1,256,651
Allianz SE (Registered)	20,105	4,040,206
Bayer AG (Registered)	17,347	1,206,463
Covestro AG (b)	58,868	2,915,408
Deutsche Boerse AG	5,562	664,967
Deutsche Wohnen SE	10,225	467,291
E.ON SE	106,338	1,049,697
Fresenius SE & Co. KGaA	9,490	458,691
Hannover Rueck SE	5,206	701,614
Henkel AG & Co. KGaA (Preference)	2,431	265,536
METRO AG	34,853	536,287
MTU Aero Engines AG	1,048	190,319
SAP SE	29,022	2,880,425
Siemens Healthineers AG *(b)	4,395	183,652
TUI AG	74,810	1,075,224
Vonovia SE	11,443	515,838
Wirecard AG	14,561	2,195,104

		20,603,373

Hong Kong - 3.4%
CK Hutchison Holdings Ltd.	157,000	1,506,919
CLP Holdings Ltd.	320,000	3,616,287
Henderson Land Development Co. Ltd.	100,100	498,204
Hong Kong Exchanges & Clearing Ltd.	28,400	821,003
Link REIT	26,000	263,581
NWS Holdings Ltd.	123,000	252,565
PCCW Ltd.	269,000	154,896
Sino Land Co. Ltd.	146,000	250,139
Swire Properties Ltd.	315,200	1,107,500
Yue Yuen Industrial Holdings Ltd.	436,500	1,397,364

		9,868,458

Italy - 2.9%
Assicurazioni Generali SpA	149,532	2,499,276
Enel SpA	231,198	1,340,312
Eni SpA	202,944	3,205,949
Poste Italiane SpA (b)	167,021	1,339,292

		8,384,829

Japan - 20.8%
Acom Co. Ltd.	10,000	32,530
AEON Financial Service Co. Ltd.	2,700	47,900

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.8% (continued)
Alfresa Holdings Corp.	18,700	$476,656
Alps Alpine Co. Ltd.	25,000	484,760
Asahi Kasei Corp.	131,100	1,345,529
Astellas Pharma, Inc.	144,900	1,851,334
Bandai Namco Holdings, Inc.	100,900	4,530,334
Central Japan Railway Co.	9,100	1,919,985
Credit Saison Co. Ltd.	16,800	196,836
Daiwa House Industry Co. Ltd.	15,100	481,666
Fujitsu Ltd.	37,500	2,337,606
Hitachi Ltd.	100,300	2,658,978
Hoya Corp.	30,200	1,821,061
Japan Tobacco, Inc.	27,100	643,926
JXTG Holdings, Inc.	109,400	568,172
Kajima Corp.	27,100	364,037
Kamigumi Co. Ltd.	24,300	497,148
KDDI Corp.	158,600	3,789,735
Kyushu Railway Co.	37,100	1,255,196
Marubeni Corp.	181,100	1,270,690
Medipal Holdings Corp.	12,500	267,427
Mitsubishi Chemical Holdings Corp.	38,300	289,355
Mitsubishi Corp.	30,000	822,497
Mitsubishi Estate Co. Ltd.	31,000	487,739
Mitsubishi Gas Chemical Co., Inc.	12,500	187,245
Mitsubishi UFJ Financial Group, Inc.	229,800	1,127,779
Mitsui & Co. Ltd.	76,200	1,170,684
Mitsui Fudosan Co. Ltd.	24,000	533,086
Mizuho Financial Group, Inc.	1,861,200	2,879,717
Nexon Co. Ltd. *	58,400	753,917
Nippon Express Co. Ltd.	56,000	3,110,985
Nippon Telegraph & Telephone Corp.	113,200	4,618,482
Nomura Real Estate Holdings, Inc.	8,000	146,700
NTT DOCOMO, Inc.	35,400	795,411
Otsuka Corp.	3,300	90,821
Recruit Holdings Co. Ltd.	3,800	91,803
Resona Holdings, Inc.	687,200	3,296,143
Sankyo Co. Ltd.	3,200	121,697
Shimano, Inc.	2,500	352,418
Shionogi & Co. Ltd.	8,400	479,434
Showa Denko KK	9,000	267,251
Sumitomo Heavy Industries Ltd.	31,000	919,187
Sumitomo Mitsui Financial Group, Inc.	97,900	3,227,280
Suzuken Co. Ltd.	19,300	982,807
Toho Gas Co. Ltd.	2,100	88,335
Tokyo Electric Power Co. Holdings, Inc. *	519,500	3,085,849
Tosoh Corp.	30,600	396,916
Toyo Seikan Group Holdings Ltd.	4,200	96,130
Yamaha Corp.	67,200	2,858,645

		60,119,819

Macau - 0.6%
SJM Holdings Ltd.	1,940,000	1,802,478

Netherlands - 5.5%
Aegon NV	164,382	769,907
ING Groep NV	96,440	1,037,366
Koninklijke Ahold Delhaize NV	188,704	4,767,079
Koninklijke Philips NV	3,279	114,960

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 5.5% (continued)
NN Group NV	27,419	$1,090,141
Royal Dutch Shell plc, Class A	116,245	3,421,421
Royal Dutch Shell plc, Class B	83,402	2,493,511
Wolters Kluwer NV	37,910	2,229,381

		15,923,766

Singapore - 0.3%
CapitaLand Commercial Trust, REIT	273,500	351,291
SATS Ltd.	142,000	486,359
Venture Corp. Ltd.	11,200	114,988

		952,638

South Africa - 0.3%
Investec plc	152,069	854,890

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	92,928	493,617
Endesa SA	8,412	193,986
Grifols SA	7,841	205,840
Mapfre SA	595,931	1,582,741
Repsol SA	125,567	2,018,749

		4,494,933

Sweden - 1.7%
Essity AB, Class B	60,887	1,496,692
Hennes & Mauritz AB, Class B (a)	63,465	902,541
Hexagon AB, Class B	9,392	434,169
ICA Gruppen AB (a)	4,686	167,403
Investor AB, Class B	8,330	353,978
Sandvik AB	6,064	86,887
Swedbank AB, Class A	22,747	508,422
Telefonaktiebolaget LM Ericsson, Class B	74,353	658,170
Telia Co. AB	50,192	238,758

		4,847,020

Switzerland - 8.6%
Coca-Cola HBC AG *	17,489	547,365
Lonza Group AG (Registered) *	2,171	564,362
Nestle SA (Registered)	43,718	3,548,275
Novartis AG (Registered)	91,116	7,803,564
Roche Holding AG	30,675	7,615,341
Sonova Holding AG (Registered)	10,137	1,666,991
Swiss Life Holding AG (Registered) *	5,119	1,975,779
Zurich Insurance Group AG	4,754	1,417,114

		25,138,791

United Kingdom - 12.2%
3i Group plc	23,824	235,077
BAE Systems plc	345,236	2,019,236
Barratt Developments plc	74,788	441,154
Berkeley Group Holdings plc	47,642	2,113,070
BP plc	580,741	3,671,263
British American Tobacco plc	45,862	1,459,284
British Land Co. plc (The), REIT	80,014	544,116
Burberry Group plc	60,959	1,338,600
Compass Group plc	68,051	1,432,122
Direct Line Insurance Group plc	444,814	1,808,145
Experian plc	6,706	162,566
Imperial Brands plc	25,501	774,000
International Consolidated Airlines Group SA	186,509	1,478,597
J Sainsbury plc	355,007	1,200,102

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 12.2% (continued)
Johnson Matthey plc	13,323	$475,706
Land Securities Group plc, REIT	25,856	265,486
Legal & General Group plc	460,171	1,355,834
Linde plc	7,649	1,214,230
Lloyds Banking Group plc	3,237,085	2,133,825
London Stock Exchange Group plc	9,340	484,565
Marks & Spencer Group plc	32,494	101,914
Meggitt plc	102,218	614,027
Next plc	35,277	1,796,195
Persimmon plc	66,193	1,630,056
Prudential plc	46,465	829,701
RELX plc	50,161	1,034,340
Rolls-Royce Holdings plc *	85,868	904,620
Segro plc, REIT	105,872	794,796
Taylor Wimpey plc	367,380	638,822
Unilever NV, CVA	25,379	1,374,838
Unilever plc	24,903	1,307,478

		35,633,765

United States - 1.2%
Bausch Health Cos., Inc. (1) *	132,579	2,452,109
Shire plc	20,062	1,167,360

		3,619,469

TOTAL COMMON STOCKS (Cost $275,998,511)		274,575,648

PREFERRED STOCKS - 0.0% (c)

United Kingdom - 0.0% (c)
Rolls-Royce Holdings plc (Preference) * (Cost $5,062)	3,949,928	5,035

	NO. OF RIGHTS

RIGHTS - 0.0% (c)

Spain - 0.0% (c)
Repsol SA, expiring 1/18/2019 * (Cost $41,653)	90,603	41,523

	SHARES

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment Fund, 2.50% (1)(d) (Cost $12,468,905)	12,470,152	12,470,152

INVESTMENTS	SHARES	VALUE ($)

SECURITIES LENDING COLLATERAL - 0.4%

Investment Companies - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32%(1)(d)(e) (Cost $1,053,537)	1,053,537	$1,053,537

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.0% (Cost $289,567,668)		288,145,895

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% (f)		2,789,602

NET ASSETS - 100.0%		$290,935,497

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$13,104,165	4.5%
Consumer Discretionary	35,275,687	12.1
Consumer Staples	22,085,140	7.6
Energy	26,471,695	9.1
Financials	51,003,718	17.5
Health Care	40,656,157	14.0
Industrials	28,347,979	9.7
Information Technology	17,191,999	5.9
Materials	18,320,772	6.3
Real Estate	9,193,852	3.1
Utilities	12,971,042	4.5
Short-Term Investments	12,470,152	4.3
Securities Lending Collateral	1,053,537	0.4

Total Investments In Securities At Value	288,145,895	99.0
Other Assets in Excess of Liabilities (f)	2,789,602	1.0

Net Assets	$290,935,497	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $1,002,732.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $4,901,967, which represents approximately 1.68% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of December 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	145	3/2019	USD	$12,441,000	$(35,187)

					$(35,187)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$759,312	$759,312

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.0%
Brazil - 8.1%
Banco Bradesco SA, ADR (1) *	71,256	$704,722
Banco do Brasil SA *	148,800	1,781,340
Banco Santander Brasil SA, ADR (1)(a)	56,478	628,600
Braskem SA (Preference), Class A	11,200	136,790
Centrais Eletricas Brasileiras SA *	240,200	1,496,658
Embraer SA, ADR (1)	9,597	212,382
Fibria Celulose SA, ADR (1)	19,411	334,063
Itau Unibanco Holding SA, ADR (1)	35,095	320,768
Itausa - Investimentos Itau SA (Preference)	331,195	1,032,046
Petroleo Brasileiro SA (Preference) *	253,600	1,479,166
Porto Seguro SA	35,100	472,558
Sul America SA	207,697	1,530,791
Suzano Papel e Celulose SA	311,700	3,065,576
TIM Participacoes SA, ADR (1)	106,900	1,639,846
Vale SA, ADR (1)	300,062	3,957,819

		18,793,125

Chile - 1.7%
Banco de Chile, ADR (1)	19,224	549,806
Banco de Credito e Inversiones SA	4,944	321,589
Banco Santander Chile, ADR (1)	56,197	1,680,291
Empresas CMPC SA	268,605	855,360
Empresas COPEC SA	16,824	202,477
Enel Chile SA, ADR (1)	35,731	176,868
Latam Airlines Group SA, ADR (1)	13,556	139,627

		3,926,018

China - 27.6%
58.com, Inc., ADR (1) *	4,817	261,130
Agricultural Bank of China Ltd., Class A *	1,060,471	556,254
Agricultural Bank of China Ltd., Class H	2,752,000	1,205,367
Alibaba Group Holding Ltd., ADR (1) *	62,901	8,621,839
Alibaba Health Information Technology Ltd. *	936,000	758,172
Anhui Conch Cement Co. Ltd., Class H	356,000	1,721,535
Autohome, Inc., ADR (1)(a)	2,981	233,204
BAIC Motor Corp. Ltd., Class H (b)	602,000	318,462
Baidu, Inc., ADR (1) *	14,253	2,260,526
Bank of China Ltd., Class A *	1,038,900	546,431
Bank of China Ltd., Class H	3,116,000	1,343,315
China CITIC Bank Corp. Ltd., Class H	219,000	132,864
China Construction Bank Corp., Class H	5,085,000	4,163,869
China Evergrande Group (a)	585,000	1,747,693
China Literature Ltd. *(b)	22,800	105,692
China Longyuan Power Group Corp. Ltd., Class H	376,000	256,675

INVESTMENTS	SHARES	VALUE ($)
China - 27.6% (continued)
China Mobile Ltd.	447,675	$4,331,971
China National Building Material Co. Ltd., Class H	1,262,000	863,537
China Overseas Land & Investment Ltd.	380,000	1,310,169
China Petroleum & Chemical Corp., Class H	992,000	707,108
China Railway Construction Corp. Ltd., Class H	523,000	726,430
China Railway Group Ltd., Class H	579,000	527,572
China Resources Cement Holdings Ltd.	996,000	898,128
China Resources Land Ltd.	290,000	1,115,535
China Tower Corp. Ltd., Class H *(b)	2,016,000	381,228
China Vanke Co. Ltd., Class H (a)	214,000	724,741
Chongqing Rural Commercial Bank Co. Ltd., Class H	983,000	526,799
CITIC Ltd.	389,000	610,411
CNOOC Ltd., ADR (1)	9,193	1,401,473
Country Garden Holdings Co. Ltd.	1,591,000	1,931,962
Ctrip.com International Ltd., ADR (1) *	20,700	560,142
Far East Horizon Ltd.	106,000	107,034
Huazhu Group Ltd., ADR (1)	7,502	214,782
Industrial & Commercial Bank of China Ltd., Class H	3,029,000	2,154,406
Industrial Bank Co. Ltd., Class A *	63,643	138,648
JD.com, Inc., ADR (1) *	41,989	878,830
Jiangsu Hengrui Medicine Co. Ltd. *	22,282	171,742
Momo, Inc., ADR (1) *	6,789	161,239
NetEase, Inc., ADR (1)	3,700	870,869
New Oriental Education & Technology Group, Inc., ADR (1) *	7,867	431,190
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	512,000	413,606
SINA Corp. (1) *	3,734	200,292
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,714,000	750,285
Sinopharm Group Co. Ltd., Class H	170,400	717,427
Sinotruk Hong Kong Ltd. (a)	798,500	1,203,829
TAL Education Group, ADR (1) *	16,458	439,099
Tencent Holdings Ltd.	233,900	9,374,793
Vipshop Holdings Ltd., ADR (1) *	24,408	133,268
Weibo Corp., ADR (1) *	2,743	160,273
Weichai Power Co. Ltd., Class H	1,923,000	2,201,563
Yum China Holdings, Inc. (1)	17,202	576,783
Zhongsheng Group Holdings Ltd.	1,176,000	2,332,164

		64,482,356

Hong Kong - 2.0%
Bank of Communications Co. Ltd. *	302,824	255,473
Haier Electronics Group Co. Ltd.	753,000	1,852,041
Nine Dragons Paper Holdings Ltd.	875,000	808,293
SSY Group Ltd.	440,000	326,478
Sun Art Retail Group Ltd.	1,429,500	1,453,707

		4,695,992

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hungary - 0.2%
MOL Hungarian Oil & Gas plc	38,304	$420,362

India - 8.5%
Ashok Leyland Ltd.	138,411	203,016
Aurobindo Pharma Ltd.	14,610	153,201
Axis Bank Ltd., GDR *(c)	7,662	344,000
Coal India Ltd.	37,327	128,684
Dr Reddy’s Laboratories Ltd., ADR (1)	16,615	626,386
Godrej Consumer Products Ltd.	12,669	147,070
Hindustan Unilever Ltd.	118,167	3,079,017
ICICI Bank Ltd., ADR (1)	43,946	452,204
Infosys Ltd., ADR (1)	312,091	2,971,106
JSW Steel Ltd.	343,141	1,506,268
Larsen & Toubro Ltd., GDR (c)	5,188	106,064
Oil & Natural Gas Corp. Ltd.	243,558	522,838
Reliance Industries Ltd., GDR (b)	93,281	2,968,594
State Bank of India, GDR *(c)	3,229	137,833
Tata Consultancy Services Ltd.	121,426	3,292,449
Tech Mahindra Ltd.	196,799	2,038,200
Wipro Ltd., ADR (1)	222,712	1,142,513

		19,819,443

Indonesia - 3.0%
Adaro Energy Tbk. PT	5,168,700	437,269
Bank Central Asia Tbk. PT	420,200	759,910
Bank Mandiri Persero Tbk. PT	150,100	76,997
Bank Rakyat Indonesia Persero Tbk. PT	6,789,500	1,729,683
Indah Kiat Pulp & Paper Corp. Tbk. PT	2,001,900	1,607,477
Indofood CBP Sukses Makmur Tbk. PT	224,100	163,057
Indofood Sukses Makmur Tbk. PT	1,303,200	674,952
United Tractors Tbk. PT	775,400	1,476,170

		6,925,515

Malaysia - 3.4%
AirAsia Group Bhd.	2,841,992	2,037,270
Hartalega Holdings Bhd.	44,500	66,038
Hong Leong Bank Bhd.	118,500	584,571
Malayan Banking Bhd.	656,600	1,508,313
Petronas Chemicals Group Bhd.	438,600	985,304
Public Bank Bhd.	154,900	927,348
Sime Darby Bhd.	2,290,000	1,329,842
Top Glove Corp. Bhd.	296,400	401,827

		7,840,513

Mexico - 2.8%
Alfa SAB de CV, Class A (1)	2,217,693	2,638,424
El Puerto de Liverpool SAB de CV, Class C1 (1)(a)	65,596	421,146
Grupo Financiero Banorte SAB de CV, Class O (1)	355,900	1,734,609
Grupo Financiero Inbursa SAB de CV, Class O (1)	101,700	146,404

INVESTMENTS	SHARES	VALUE ($)
Mexico - 2.8% (continued)
Wal-Mart de Mexico SAB de CV (1)	634,655	$1,613,786

		6,554,369

Peru - 0.3%
Credicorp Ltd. (1)	3,587	795,130

Philippines - 0.4%
Ayala Land, Inc.	183,900	142,141
BDO Unibank, Inc.	68,970	171,525
International Container Terminal Services, Inc.	124,280	236,188
JG Summit Holdings, Inc.	88,640	93,685
SM Investments Corp.	14,210	247,903

		891,442

Poland - 2.3%
Bank Polska Kasa Opieki SA	6,104	177,958
CD Projekt SA *	27,683	1,076,976
Grupa Lotos SA	31,403	744,032
Jastrzebska Spolka Weglowa SA *	25,021	452,375
LPP SA	260	546,645
PGE Polska Grupa Energetyczna SA *	157,332	421,868
Polski Koncern Naftowy ORLEN SA	23,676	685,982
Polskie Gornictwo Naftowe i Gazownictwo SA	407,484	753,427
Powszechna Kasa Oszczednosci Bank Polski SA	55,317	584,345

		5,443,608

Romania - 0.1%
NEPI Rockcastle plc	16,269	127,437

Russia - 3.5%
Gazprom PJSC, ADR	285,828	1,265,451
LUKOIL PJSC, ADR	24,570	1,759,573
Magnit PJSC, GDR (c)	24,934	317,329
Mobile TeleSystems PJSC, ADR (1)	9,285	64,995
Novatek PJSC, GDR (c)	5,239	895,161
Novolipetsk Steel PJSC, GDR (c)	37,250	853,844
Rosneft Oil Co. PJSC, GDR (c)	68,272	421,279
Severstal PJSC, GDR (c)	109,911	1,500,907
Surgutneftegas PJSC, ADR	88,464	335,955
Tatneft PJSC, ADR	12,791	805,542

		8,220,036

South Africa - 5.3%
Absa Group Ltd.	34,911	391,830
Bidvest Group Ltd. (The)	20,322	291,918
Exxaro Resources Ltd.	4,251	41,008
Foschini Group Ltd. (The)	72,726	839,848
Growthpoint Properties Ltd., REIT	84,208	136,877
Investec Ltd.	125,661	686,498
Kumba Iron Ore Ltd.	84,095	1,653,837
Motus Holdings Ltd. *	179,549	1,098,322
Mr Price Group Ltd.	25,140	429,511
Nedbank Group Ltd.	20,461	390,242
Netcare Ltd.	231,199	423,094
Pick n Pay Stores Ltd.	69,850	329,526
Redefine Properties Ltd., REIT	217,038	146,085

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 5.3% (continued)
Remgro Ltd.	28,077	$379,958
Standard Bank Group Ltd.	119,018	1,478,740
Telkom SA SOC Ltd.	331,042	1,457,756
Truworths International Ltd.	363,023	2,219,974

		12,395,024

South Korea - 13.3%
Daelim Industrial Co. Ltd. *	24,675	2,266,794
DB Insurance Co. Ltd. *	9,803	617,387
DGB Financial Group, Inc. *	10,226	76,176
Doosan Bobcat, Inc.	39,902	1,129,714
E-MART, Inc. *	525	85,738
GS Engineering & Construction Corp. *	34,749	1,362,857
Hana Financial Group, Inc.	25,758	837,723
Hanwha Corp. *	45,008	1,264,259
Hanwha Life Insurance Co. Ltd. *	17,061	64,591
Hyundai Department Store Co. Ltd. *	6,967	564,193
Hyundai Engineering & Construction Co. Ltd. *	49,599	2,429,141
Hyundai Marine & Fire Insurance Co. Ltd. *	47,024	1,726,884
Industrial Bank of Korea	9,255	116,558
Kia Motors Corp. *	5,488	165,419
Korea Investment Holdings Co. Ltd. *	6,064	324,317
Korean Air Lines Co. Ltd. *	38,185	1,131,816
Kumho Petrochemical Co. Ltd. *	12,683	993,042
LG Electronics, Inc.	5,959	334,140
Lotte Chemical Corp. *	1,691	420,437
Lotte Shopping Co. Ltd. *	1,709	322,670
NCSoft Corp. *	160	67,067
POSCO	9,375	2,050,610
Posco Daewoo Corp. *	12,448	203,227
S-1 Corp. *	1,090	97,933
Samsung Electronics Co. Ltd.	227,297	7,912,599
SK Hynix, Inc.	28,222	1,538,565
SK Telecom Co. Ltd.	6,090	1,469,394
ViroMed Co. Ltd. *	5,577	1,277,624
Woori Bank	4,534	63,403

		30,914,278

Taiwan - 9.9%
AU Optronics Corp.	2,212,000	878,941
Cathay Financial Holding Co. Ltd.	78,000	119,405
China Airlines Ltd.	489,000	174,932
China Development Financial Holding Corp.	656,000	207,734
China Life Insurance Co. Ltd.	1,571,283	1,425,813
CTBC Financial Holding Co. Ltd.	1,829,559	1,203,363
E.Sun Financial Holding Co. Ltd.	1,677,498	1,097,365
Eva Airways Corp.	1,202,322	617,767
Far Eastern New Century Corp.	173,000	157,111
First Financial Holding Co. Ltd.	2,128,797	1,386,878
Formosa Chemicals & Fibre Corp.	78,000	266,841
Foxconn Technology Co. Ltd.	64,000	126,368
Fubon Financial Holding Co. Ltd.	468,000	718,051
Globalwafers Co. Ltd.	142,000	1,301,792

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 9.9% (continued)
Innolux Corp.	207,000	$65,598
Mega Financial Holding Co. Ltd.	603,000	509,066
Nanya Technology Corp.	749,000	1,341,321
Pou Chen Corp.	859,000	909,938
President Chain Store Corp.	16,000	161,200
Shin Kong Financial Holding Co. Ltd.	7,646,885	2,236,266
SinoPac Financial Holdings Co. Ltd.	818,000	273,756
Taishin Financial Holding Co. Ltd.	360,555	153,303
Taiwan Business Bank	3,745,040	1,260,918
Taiwan Cooperative Financial Holding Co. Ltd.	287,100	164,933
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	103,982	3,837,977
Uni-President Enterprises Corp.	627,000	1,422,448
Yageo Corp.	83,000	859,700
Zhen Ding Technology Holding Ltd.	108,000	280,926

		23,159,711

Thailand - 3.2%
Bangkok Bank PCL, NVDR	237,600	1,482,879
Bangkok Dusit Medical Services PCL, NVDR	908,500	691,456
Central Pattana PCL, NVDR	36,900	84,786
Krung Thai Bank PCL, NVDR	1,547,700	913,166
PTT Exploration & Production PCL, NVDR	100,100	347,384
PTT Global Chemical PCL, NVDR	1,190,700	2,608,937
PTT PCL, NVDR	109,800	154,850
Siam Cement PCL (The), NVDR	51,500	689,916
Thai Oil PCL, NVDR	256,800	521,913

		7,495,287

Turkey - 0.6%
Akbank T.A.S.	50,910	65,677
TAV Havalimanlari Holding A/S	18,381	83,009
Turk Hava Yollari AO *	292,633	888,121
Turkiye Halk Bankasi A/S	49,402	65,283
Turkiye Sise ve Cam Fabrikalari A/S	183,996	197,044

		1,299,134

United Kingdom - 0.8%
Mondi Ltd.	85,143	1,834,028

TOTAL COMMON STOCKS (Cost $202,044,712)		226,032,808

	NO. OF RIGHTS
RIGHTS - 0.0% (d)

Taiwan - 0.0% (d)
Eva Airways Corp., expiring 1/18/2019 * (Cost $–)	55,771	5,068

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 2.6%
INVESTMENT COMPANIES - 2.6%
Limited Purpose Cash Investment Fund, 2.50% (1)(e) (Cost $5,966,627)	5,966,759	$5,966,759

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (1)(e)(f)	98,699	98,699
Limited Purpose Cash Investment Fund 2.50% (1)(e)(f)	629,403	629,403

TOTAL SECURITIES LENDING COLLATERAL (Cost $728,102)		728,102

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.9% (Cost $208,739,441)		232,732,737

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (g)		321,512

NET ASSETS - 100.0%		$233,054,249

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$24,117,252	10.4%
Consumer Discretionary	24,210,405	10.4
Consumer Staples	9,447,831	4.1
Energy	18,475,696	7.9
Financials	50,721,964	21.8
Health Care	6,027,049	2.6
Industrials	24,814,920	10.6
Information Technology	27,588,054	11.8
Materials	30,815,210	13.2
Real Estate	7,467,426	3.2
Utilities	2,352,069	1.0
Short-Term Investments	5,966,759	2.6
Securities Lending Collateral	728,102	0.3

Total Investments In Securities At Value	232,732,737	99.9
Other Assets in Excess of Liabilities (g)	321,512	0.1

Net Assets	$233,054,249	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $2,876,880.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $3,773,976, which represents approximately 1.62% of net assets of the fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2018, the value of these securities amounted to $4,576,417 or 1.96% of net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of December 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,222,790 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1) Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	94	3/2019	USD	$4,543,960	$47,077

					$47,077

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$205,954	$205,954

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.5%
Aerospace & Defense - 4.5%
Boeing Co. (The)	14,027	$4,523,708
Curtiss-Wright Corp.	3,970	405,416
General Dynamics Corp.	454	71,373
Huntington Ingalls Industries, Inc.	10,150	1,931,647
L3 Technologies, Inc.	1,491	258,927
Raytheon Co.	12,637	1,937,884
Spirit AeroSystems Holdings, Inc., Class A	15,946	1,149,547
Teledyne Technologies, Inc. *	2,603	539,003
Textron, Inc.	14,343	659,635

		11,477,140

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	1,495	125,714
FedEx Corp.	3,966	639,835

		765,549

Airlines - 1.0%
JetBlue Airways Corp. *	52,860	848,932
United Continental Holdings, Inc. *	19,732	1,652,160

		2,501,092

Banks - 6.1%
Bank of America Corp.	69,166	1,704,250
Citigroup, Inc.	25,449	1,324,875
East West Bancorp, Inc.	2,023	88,061
Fifth Third Bancorp	13,001	305,914
JPMorgan Chase & Co.	47,907	4,676,681
PNC Financial Services Group, Inc. (The)	9,463	1,106,319
Popular, Inc.	53,053	2,505,163
Regions Financial Corp.	31,659	423,597
SunTrust Banks, Inc.	19,632	990,238
TCF Financial Corp.	9,898	192,912
US Bancorp	16,190	739,883
Wells Fargo & Co.	27,883	1,284,849

		15,342,742

Beverages - 0.3%
Constellation Brands, Inc., Class A	4,814	774,188

Biotechnology - 3.7%
AbbVie, Inc.	12,170	1,121,952
Amgen, Inc.	2,652	516,265
Biogen, Inc. *	8,381	2,522,011
Exelixis, Inc. *	156,096	3,070,408
Gilead Sciences, Inc.	16,292	1,019,065
United Therapeutics Corp. *	9,651	1,050,994

		9,300,695

Capital Markets - 1.8%
Ameriprise Financial, Inc.	6,428	670,890
Bank of New York Mellon Corp. (The)	6,687	314,757
CME Group, Inc.	12,336	2,320,648
Morgan Stanley	5,289	209,709
MSCI, Inc.	908	133,867
S&P Global, Inc.	1,350	229,419

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 1.8% (continued)
T. Rowe Price Group, Inc.	6,319	$583,370

		4,462,660

Chemicals - 1.6%
Celanese Corp.	5,419	487,547
LyondellBasell Industries NV, Class A	37,286	3,100,704
Westlake Chemical Corp.	7,759	513,413

		4,101,664

Commercial Services & Supplies - 0.8%
Cintas Corp.	1,315	220,907
Republic Services, Inc.	1,912	137,836
Rollins, Inc.	3,724	134,436
Waste Management, Inc.	18,416	1,638,840

		2,132,019

Communications Equipment - 1.3%
Cisco Systems, Inc.	54,710	2,370,584
F5 Networks, Inc. *	4,847	785,360
Ubiquiti Networks, Inc.	717	71,277

		3,227,221

Consumer Finance - 0.2%
Capital One Financial Corp.	2,959	223,671
Credit Acceptance Corp. *	229	87,423
Discover Financial Services	1,777	104,807

		415,901

Distributors - 0.0% (a)
LKQ Corp. *	2,069	49,097

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	453	290,183
H&R Block, Inc.	6,549	166,148
ServiceMaster Global Holdings, Inc. *	3,475	127,671

		584,002

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B *	19,901	4,063,386

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	5,590	159,539
Verizon Communications, Inc.	29,034	1,632,291

		1,791,830

Electric Utilities - 2.1%
Evergy, Inc.	1,148	65,172
Exelon Corp.	92,829	4,186,588
NextEra Energy, Inc.	2,054	357,026
OGE Energy Corp.	9,794	383,827
Pinnacle West Capital Corp.	4,836	412,027

		5,404,640

Electrical Equipment - 0.4%
Eaton Corp. plc	15,925	1,093,411

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc. *	8,314	573,250
CDW Corp.	1,805	146,295
FLIR Systems, Inc.	10,781	469,405
Zebra Technologies Corp., Class A *	9,044	1,440,076

		2,629,026

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Entertainment - 1.9%
Activision Blizzard, Inc.	4,379	$203,930
Electronic Arts, Inc. *	4,571	360,698
Netflix, Inc. *	3,607	965,450
Twenty-First Century Fox, Inc., Class A	9,941	478,361
Viacom, Inc., Class B	91,457	2,350,445
Walt Disney Co. (The)	3,867	424,016

		4,782,900

Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	1,403	221,940
Simon Property Group, Inc.	526	88,363

		310,303

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	12,475	2,541,282
Kroger Co. (The)	38,185	1,050,088
Walgreens Boots Alliance, Inc.	2,138	146,090
Walmart, Inc.	27,903	2,599,164

		6,336,624

Food Products - 0.9%
Archer-Daniels-Midland Co.	13,809	565,755
Ingredion, Inc.	3,026	276,576
Pilgrim’s Pride Corp. *	21,403	331,961
Tyson Foods, Inc., Class A	19,863	1,060,684

		2,234,976

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	11,750	849,878
Baxter International, Inc.	19,226	1,265,455
Danaher Corp.	24,991	2,577,072
Medtronic plc	16,000	1,455,360
Varian Medical Systems, Inc. *	1,297	146,963

		6,294,728

Health Care Providers & Services - 5.3%
Anthem, Inc.	7,414	1,947,139
Centene Corp. *	6,197	714,514
Cigna Corp.	17,140	3,255,229
CVS Health Corp.	2,578	168,911
HCA Healthcare, Inc.	23,950	2,980,578
Humana, Inc.	5,965	1,708,853
UnitedHealth Group, Inc.	7,879	1,962,816
Universal Health Services, Inc., Class B	6,415	747,732

		13,485,772

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	8,980	442,714
Darden Restaurants, Inc.	15,496	1,547,430
Las Vegas Sands Corp.	1,754	91,296
McDonald’s Corp.	1,933	343,243

		2,424,683

Household Durables - 0.2%
PulteGroup, Inc.	15,185	394,658

INVESTMENTS	SHARES	VALUE ($)
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	7,299	$167,074

Insurance - 5.4%
Aflac, Inc.	20,736	944,732
Allstate Corp. (The)	36,129	2,985,339
American Financial Group, Inc.	5,631	509,774
Assurant, Inc.	6,651	594,866
Assured Guaranty Ltd.	38,125	1,459,425
Athene Holding Ltd., Class A *	18,261	727,336
Chubb Ltd.	5,879	759,449
CNA Financial Corp.	2,758	121,766
Everest Re Group Ltd.	8,970	1,953,307
First American Financial Corp.	8,089	361,093
Hanover Insurance Group, Inc. (The)	1,071	125,061
Old Republic International Corp.	35,246	725,010
Reinsurance Group of America, Inc.	7,701	1,079,911
Travelers Cos., Inc. (The)	10,842	1,298,330

		13,645,399

Interactive Media & Services - 5.7%
Alphabet, Inc., Class A *	4,461	4,661,567
Alphabet, Inc., Class C *	3,173	3,285,991
Facebook, Inc., Class A *	31,957	4,189,243
IAC/InterActiveCorp *	6,383	1,168,344
Match Group, Inc.	10,316	441,215
Twitter, Inc. *	23,333	670,590

		14,416,950

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. *	4,199	6,306,772
Booking Holdings, Inc. *	479	825,039
eBay, Inc. *	23,000	645,610

		7,777,421

IT Services - 3.7%
Accenture plc, Class A	7,680	1,082,957
Akamai Technologies, Inc. *	25,752	1,572,932
Amdocs Ltd.	2,488	145,747
Booz Allen Hamilton Holding Corp.	7,483	337,259
Broadridge Financial Solutions, Inc.	2,980	286,825
Cognizant Technology Solutions Corp., Class A	17,950	1,139,466
DXC Technology Co.	26,009	1,382,899
Euronet Worldwide, Inc. *	875	89,582
International Business Machines Corp.	10,179	1,157,047
Leidos Holdings, Inc.	1,612	84,985
Sabre Corp.	8,157	176,517
Total System Services, Inc.	8,174	664,464
VeriSign, Inc. *	1,127	167,123
Visa, Inc., Class A	8,619	1,137,191

		9,424,994

Life Sciences Tools & Services - 1.4%
Bio-Techne Corp.	547	79,162
Charles River Laboratories International, Inc. *	5,437	615,360

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Life Sciences Tools & Services - 1.4% (continued)
IQVIA Holdings, Inc. *	5,203	$604,432
Thermo Fisher Scientific, Inc.	10,247	2,293,176

		3,592,130

Machinery - 0.8%
Allison Transmission Holdings, Inc.	5,629	247,169
Cummins, Inc.	2,375	317,395
Ingersoll-Rand plc	2,242	204,538
Oshkosh Corp.	18,080	1,108,485
Snap-on, Inc.	993	144,273

		2,021,860

Media - 0.4%
AMC Networks, Inc., Class A *	5,804	318,523
Comcast Corp., Class A	18,515	630,436
John Wiley & Sons, Inc., Class A	1,815	85,251

		1,034,210

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	2,501	177,996

Multiline Retail - 2.4%
Kohl’s Corp.	34,538	2,291,251
Macy’s, Inc.	67,736	2,017,178
Target Corp.	26,244	1,734,466

		6,042,895

Multi-Utilities - 1.5%
Ameren Corp.	16,399	1,069,707
Consolidated Edison, Inc.	18,883	1,443,794
DTE Energy Co.	7,326	808,058
Public Service Enterprise Group, Inc.	10,287	535,438

		3,856,997

Oil, Gas & Consumable Fuels - 3.9%
ConocoPhillips	40,531	2,527,108
Diamondback Energy, Inc.	608	56,362
HollyFrontier Corp.	46,663	2,385,412
Marathon Petroleum Corp.	15,977	942,803
Murphy Oil Corp.	7,069	165,344
PBF Energy, Inc., Class A	61,457	2,007,800
Pioneer Natural Resources Co.	794	104,427
Valero Energy Corp.	21,109	1,582,542

		9,771,798

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,294	298,449
Nu Skin Enterprises, Inc., Class A	1,653	101,379

		399,828

Pharmaceuticals - 5.0%
Eli Lilly & Co.	3,520	407,335
Jazz Pharmaceuticals plc * (b)	4,526	561,043
Johnson & Johnson	24,955	3,220,443
Merck & Co., Inc.	50,378	3,849,383
Mylan NV *	27,881	763,939
Pfizer, Inc.	74,765	3,263,492
Zoetis, Inc.	6,398	547,285

		12,612,920

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 0.5%
Robert Half International, Inc.	21,056	$1,204,403

Road & Rail - 0.7%
CSX Corp.	5,373	333,825
Landstar System, Inc.	2,365	226,260
Norfolk Southern Corp.	991	148,194
Old Dominion Freight Line, Inc.	607	74,958
Union Pacific Corp.	7,322	1,012,120

		1,795,357

Semiconductors & Semiconductor Equipment - 4.3%
Intel Corp.	118,769	5,573,829
Lam Research Corp.	5,754	783,523
Micron Technology, Inc. *	90,507	2,871,787
Skyworks Solutions, Inc.	2,358	158,033
Texas Instruments, Inc.	15,716	1,485,162

		10,872,334

Software - 6.9%
Adobe, Inc. *	7,762	1,756,075
Cadence Design Systems, Inc. *	3,460	150,441
Citrix Systems, Inc.	2,103	215,473
Fortinet, Inc. *	27,321	1,924,218
Intuit, Inc.	404	79,527
Manhattan Associates, Inc. *	4,944	209,477
Microsoft Corp.	89,987	9,139,980
Oracle Corp.	30,452	1,374,908
Paycom Software, Inc. *	2,540	311,023
Red Hat, Inc. *	1,863	327,217
Symantec Corp.	15,928	300,960
VMware, Inc., Class A (b)	11,650	1,597,565

		17,386,864

Specialty Retail - 3.0%
Advance Auto Parts, Inc.	2,427	382,155
Best Buy Co., Inc.	29,079	1,540,024
Dick’s Sporting Goods, Inc.	42,732	1,333,238
Foot Locker, Inc.	25,826	1,373,943
Gap, Inc. (The)	18,676	481,094
Home Depot, Inc. (The)	4,165	715,630
Lowe’s Cos., Inc.	1,972	182,134
Ross Stores, Inc.	2,938	244,442
TJX Cos., Inc. (The)	1,738	77,758
Urban Outfitters, Inc. *	18,475	613,370
Williams-Sonoma, Inc. (b)	15,453	779,604

		7,723,392

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	55,341	8,729,489
Dell Technologies, Inc., Class C *	702	34,307
Hewlett Packard Enterprise Co.	8,858	117,014
HP, Inc.	33,050	676,203
NetApp, Inc.	3,703	220,958

		9,777,971

Textiles, Apparel & Luxury Goods - 1.6%
Lululemon Athletica, Inc. *	6,851	833,150
Michael Kors Holdings Ltd. *	14,900	565,008

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 1.6% (continued)
NIKE, Inc., Class B	25,760	$1,909,846
Ralph Lauren Corp.	6,336	655,523

		3,963,527

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	5,186	48,800

Tobacco - 0.7%
Altria Group, Inc.	18,086	893,268
Philip Morris International, Inc.	13,396	894,317

		1,787,585

Trading Companies & Distributors - 0.2%
Air Lease Corp.	16,184	488,919
WW Grainger, Inc.	560	158,121

		647,040

TOTAL COMMON STOCKS (Cost $226,284,304)		246,530,652

SHORT-TERM INVESTMENTS - 3.2%

INVESTMENT COMPANIES - 3.2%
Limited Purpose Cash Investment Fund, 2.50% (c)
(Cost $8,051,131)	8,052,420	8,052,420

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (c)(d)	251,797	251,797
Limited Purpose Cash Investment Fund 2.50% (c)(d)	1,605,715	1,605,715

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,857,512)		1,857,512

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.4% (Cost $236,192,947)		256,440,584

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)% (e)		(3,472,586)

NET ASSETS - 100.0%		$252,967,998

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$22,025,890	8.7%
Consumer Discretionary	28,959,677	11.5
Consumer Staples	11,533,199	4.6
Energy	9,771,798	3.9
Financials	37,978,889	15.0
Health Care	45,286,244	17.9
Industrials	23,637,871	9.3
Information Technology	53,318,410	21.1
Materials	4,279,660	1.7
Real Estate	310,303	0.1
Utilities	9,428,711	3.7
Short-Term Investments	8,052,420	3.2
Securities Lending Collateral	1,857,512	0.7

Total Investments In Securities At Value	256,440,584	101.4
Liabilities in Excess of Other Assets (e)	(3,472,586)	(1.4)

Net Assets	$252,967,998	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $1,815,485.
(c)	Represents 7-day effective yield as of December 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/ (depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	38	3/2019	USD	$4,759,880	$232,455

					$232,455

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$55,549	$55,549

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.3%
Aerospace & Defense - 1.5%
AAR Corp.	165	$6,161
Aerovironment, Inc. *	413	28,063
Axon Enterprise, Inc. *	1,885	82,469
Esterline Technologies Corp. *	356	43,236
Moog, Inc., Class A	620	48,038
National Presto Industries, Inc.	153	17,889
Vectrus, Inc. *	3,562	76,868
Wesco Aircraft Holdings, Inc. *	1,000	7,900

		310,624

Air Freight & Logistics - 0.2%
Hub Group, Inc., Class A *	909	33,697

Airlines - 0.5%
Allegiant Travel Co.	100	10,022
Hawaiian Holdings, Inc.	353	9,323
SkyWest, Inc.	613	27,260
Spirit Airlines, Inc. *	1,087	62,959

		109,564

Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc. *	5,857	65,013
Tower International, Inc.	281	6,688

		71,701

Automobiles - 0.0% (a)
Winnebago Industries, Inc.	192	4,648

Banks - 5.1%
BancFirst Corp.	657	32,784
Bancorp, Inc. (The) *	2,244	17,862
BancorpSouth Bank	277	7,241
Cadence Bancorp	2,855	47,907
Cathay General Bancorp	3,140	105,284
City Holding Co.	216	14,599
Community Trust Bancorp, Inc.	277	10,972
Enterprise Financial Services Corp.	898	33,792
FCB Financial Holdings, Inc., Class A *	290	9,738
Fidelity Southern Corp.	700	18,214
First Bancorp/PR	973	8,368
First Interstate BancSystem, Inc., Class A	1,532	56,010
First Merchants Corp.	1,055	36,155
First Midwest Bancorp, Inc.	1,160	22,980
Fulton Financial Corp.	3,892	60,248
Great Southern Bancorp, Inc.	519	23,890
Great Western Bancorp, Inc.	2,427	75,844
Hancock Whitney Corp.	1,367	47,367
Heartland Financial USA, Inc.	280	12,306
Hope Bancorp, Inc.	797	9,452
Independent Bank Corp./MA	93	6,539
Independent Bank Group, Inc.	221	10,115
International Bancshares Corp.	3,341	114,930

INVESTMENTS	SHARES	VALUE ($)
Banks - 5.1% (continued)
Live Oak Bancshares, Inc.	562	$8,323
MB Financial, Inc.	1,415	56,076
NBT Bancorp, Inc.	911	31,511
OFG Bancorp	4,691	77,214
Old National Bancorp	1,544	23,778
Preferred Bank	505	21,892
Simmons First National Corp., Class A	1,325	31,972
Trustmark Corp.	1,520	43,214

		1,076,577

Beverages - 1.3%
Boston Beer Co., Inc. (The), Class A *	718	172,923
National Beverage Corp.	1,335	95,813

		268,736

Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc. *	1,418	22,929
Amicus Therapeutics, Inc. *(b)	1,954	18,719
Arena Pharmaceuticals, Inc. *	730	28,434
Array BioPharma, Inc. *	2,096	29,868
Arrowhead Pharmaceuticals, Inc. *(b)	3,368	41,831
BioSpecifics Technologies Corp. *	594	35,996
CareDx, Inc. *	1,830	46,006
Eagle Pharmaceuticals, Inc. *	1,139	45,890
Emergent BioSolutions, Inc. *	3,165	187,621
Enanta Pharmaceuticals, Inc. *	1,990	140,952
Genomic Health, Inc. *	1,341	86,374
Halozyme Therapeutics, Inc. *	1,617	23,657
Insmed, Inc. *	1,004	13,172
Intercept Pharmaceuticals, Inc. *	320	32,253
Ligand Pharmaceuticals, Inc. *	828	112,360
Loxo Oncology, Inc. *	245	34,317
Myriad Genetics, Inc. *	2,804	81,512
PDL BioPharma, Inc. *	13,601	39,443
Portola Pharmaceuticals, Inc. *(b)	648	12,649
PTC Therapeutics, Inc. *	530	18,190
REGENXBIO, Inc. *	1,851	77,649
Repligen Corp. *	2,495	131,586
Vericel Corp. *	2,739	47,659

		1,309,067

Building Products - 0.6%
Apogee Enterprises, Inc.	758	22,626
Continental Building Products, Inc. *	491	12,496
Insteel Industries, Inc.	518	12,577
Patrick Industries, Inc. *	2,462	72,900
Universal Forest Products, Inc.	557	14,460

		135,059

Capital Markets - 1.7%
Artisan Partners Asset Management, Inc., Class A	967	21,380
Blucora, Inc. *	1,552	41,345
Oppenheimer Holdings, Inc., Class A	3,899	99,620
Stifel Financial Corp.	555	22,988
Waddell & Reed Financial, Inc., Class A(b)	9,378	169,554

		354,887

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 0.1%
Stepan Co.	206	$15,244

Commercial Services & Supplies - 1.8%
ACCO Brands Corp.	8,678	58,837
Deluxe Corp.	386	14,838
Ennis, Inc.	4,365	84,026
Herman Miller, Inc.	2,019	61,075
HNI Corp.	324	11,479
Kimball International, Inc., Class B	1,589	22,548
Pitney Bowes, Inc.	1,848	10,922
Steelcase, Inc., Class A	4,816	71,421
Tetra Tech, Inc.	213	11,027
UniFirst Corp.	198	28,328

		374,501

Communications Equipment - 1.9%
Applied Optoelectronics, Inc. *(b)	2,758	42,556
Ciena Corp. *	3,205	108,682
Comtech Telecommunications Corp.	1,844	44,883
Finisar Corp. *	1,716	37,066
InterDigital, Inc.	486	32,285
Lumentum Holdings, Inc. *(b)	2,217	93,136
NetScout Systems, Inc. *	1,104	26,087
Quantenna Communications, Inc. *	432	6,199

		390,894

Construction & Engineering - 0.5%
EMCOR Group, Inc.	1,582	94,430
Tutor Perini Corp. *	783	12,504

		106,934

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	1,368	16,963
US Concrete, Inc. *	110	3,881

		20,844

Consumer Finance - 0.4%
FirstCash, Inc.	421	30,459
Green Dot Corp., Class A *	779	61,946

		92,405

Distributors - 0.0% (a)
Core-Mark Holding Co., Inc.	182	4,232

Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. *	625	29,575
American Public Education, Inc. *	3,738	106,384
K12, Inc. *	1,001	24,815
Weight Watchers International, Inc. *	1,748	67,385

		228,159

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	100	7,153
Iridium Communications, Inc. *	3,159	58,284
Vonage Holdings Corp. *	13,211	115,332

		180,769

Electric Utilities - 0.4%
El Paso Electric Co.	121	6,066

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 0.4% (continued)
Portland General Electric Co.	1,465	$67,170

		73,236

Electrical Equipment - 1.8%
Allied Motion Technologies, Inc.	443	19,798
Atkore International Group, Inc. *	5,409	107,315
Encore Wire Corp.	986	49,477
EnerSys	699	54,249
Enphase Energy, Inc. *	6,527	30,873
Generac Holdings, Inc. *	1,899	94,380
Vicor Corp. *	559	21,125

		377,217

Electronic Equipment, Instruments & Components - 2.4%
AVX Corp.	825	12,581
Electro Scientific Industries, Inc. *	478	14,321
Fabrinet (Thailand) *	659	33,813
Insight Enterprises, Inc. *	1,555	63,366
KEMET Corp.	7,167	125,709
PC Connection, Inc.	823	24,468
SYNNEX Corp.	451	36,459
Tech Data Corp. *	1,347	110,198
TTM Technologies, Inc. *	5,361	52,163
Vishay Intertechnology, Inc.	2,321	41,801

		514,879

Energy Equipment & Services - 0.3%
Mammoth Energy Services, Inc.	3,052	54,875
Rowan Cos. plc, Class A *	1,965	16,486

		71,361

Entertainment - 1.5%
AMC Entertainment Holdings, Inc., Class A (b)	1,737	21,330
Glu Mobile, Inc. *	5,392	43,514
Marcus Corp. (The)	808	31,916
Pandora Media, Inc. *	3,820	30,904
World Wrestling Entertainment, Inc., Class A (b)	2,493	186,277

		313,941

Equity Real Estate Investment Trusts (REITs) - 2.1%
Americold Realty Trust	1,319	33,687
CoreCivic, Inc.	1,834	32,700
Cousins Properties, Inc.	1,131	8,935
DiamondRock Hospitality Co.	6,238	56,641
EastGroup Properties, Inc.	226	20,731
First Industrial Realty Trust, Inc.	1,565	45,166
GEO Group, Inc. (The)	1,491	29,373
Industrial Logistics Properties Trust	301	5,911
LTC Properties, Inc.	145	6,043
National Health Investors, Inc.	498	37,619
PS Business Parks, Inc.	107	14,017
Ryman Hospitality Properties, Inc.	501	33,412
Sabra Health Care REIT, Inc.	750	12,360
Select Income REIT	598	4,401
Tier REIT, Inc.	462	9,531
Washington Prime Group, Inc.	17,217	83,675
Xenia Hotels & Resorts, Inc.	1,121	19,281

		453,483

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	1,185	$32,256
Weis Markets, Inc.	629	30,053

		62,309

Food Products - 0.5%
Cal-Maine Foods, Inc.	1,257	53,171
John B Sanfilippo & Son, Inc.	657	36,568
Sanderson Farms, Inc.	254	25,220

		114,959

Gas Utilities - 0.4%
ONE Gas, Inc.	1,128	89,789

Health Care Equipment & Supplies - 4.5%
Globus Medical, Inc., Class A *	4,359	188,658
Haemonetics Corp. *	1,855	185,593
Inogen, Inc. *	500	62,085
Integer Holdings Corp. *	1,248	95,172
IntriCon Corp. *	2,984	78,718
Merit Medical Systems, Inc. *	1,835	102,411
Neogen Corp. *	134	7,638
NuVasive, Inc. *	498	24,681
NxStage Medical, Inc. *(b)	937	26,817
Quidel Corp. *	281	13,718
STAAR Surgical Co. *	1,649	52,620
Tandem Diabetes Care, Inc. *	3,105	117,897

		956,008

Health Care Providers & Services - 3.4%
Amedisys, Inc. *	1,201	140,649
AMN Healthcare Services, Inc. *	2,845	161,198
BioTelemetry, Inc. *	1,270	75,844
Ensign Group, Inc. (The)	2,869	111,288
HealthEquity, Inc. *	443	26,425
Magellan Health, Inc. *	1,340	76,233
Patterson Cos., Inc.	511	10,046
RadNet, Inc. *	1,896	19,282
Select Medical Holdings Corp. *	871	13,370
Tenet Healthcare Corp. *	3,079	52,774
Tivity Health, Inc. *	291	7,220
Triple-S Management Corp., Class B *	1,938	33,702

		728,031

Health Care Technology - 0.9%
HMS Holdings Corp. *	4,342	122,140
NextGen Healthcare Information Systems LLC *	464	7,030
Omnicell, Inc. *	586	35,887
Tabula Rasa HealthCare, Inc. *	269	17,151

		182,208

Hotels, Restaurants & Leisure - 1.3%
Belmond Ltd., Class A (United Kingdom) *	1,220	30,537
BJ’s Restaurants, Inc.	277	14,008
Bloomin’ Brands, Inc.	1,971	35,261
Brinker International, Inc. (b)	1,313	57,746
Cracker Barrel Old Country Store, Inc. (b)	195	31,173

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 1.3% (continued)
Dave & Buster’s Entertainment, Inc.	529	$23,572
Eldorado Resorts, Inc. *	1,274	46,131
Planet Fitness, Inc., Class A *	116	6,220
Ruth’s Hospitality Group, Inc.	1,008	22,912

		267,560

Household Durables - 0.8%
La-Z-Boy, Inc.	329	9,117
Roku, Inc. *	640	19,610
Turtle Beach Corp. *(b)	8,346	119,097
ZAGG, Inc. *	1,893	18,513

		166,337

Household Products - 0.1%
WD-40 Co. (b)	128	23,457

Insurance - 5.0%
American Equity Investment Life Holding Co.	3,811	106,479
Argo Group International Holdings Ltd.	172	11,567
Employers Holdings, Inc.	3,538	148,490
FedNat Holding Co.	5,238	104,341
Genworth Financial, Inc., Class A *	7,815	36,418
Health Insurance Innovations, Inc., Class A *(b)	761	20,342
Heritage Insurance Holdings, Inc.	775	11,408
Kemper Corp.	854	56,688
National General Holdings Corp.	1,600	38,736
National Western Life Group, Inc., Class A	123	36,986
Navigators Group, Inc. (The)	355	24,669
Primerica, Inc.	1,110	108,458
Selective Insurance Group, Inc.	1,497	91,227
Universal Insurance Holdings, Inc.	6,615	250,841

		1,046,650

Interactive Media & Services - 0.5%
Cargurus, Inc. *	751	25,331
Meet Group, Inc. (The) *	2,906	13,455
QuinStreet, Inc. *	3,652	59,272

		98,058

Internet & Direct Marketing Retail - 1.2%
1-800-Flowers.com, Inc., Class A *	6,227	76,156
Etsy, Inc. *	1,610	76,588
Lands’ End, Inc. *	3,227	45,856
Nutrisystem, Inc.	525	23,037
PetMed Express, Inc. (b)	1,706	39,681

		261,318

IT Services - 3.1%
CACI International, Inc., Class A *	596	85,842
Cardtronics plc, Class A *	4,411	114,686
EVERTEC, Inc.	2,986	85,698
Hackett Group, Inc. (The)	1,786	28,594
MAXIMUS, Inc.	1,327	86,374
Perspecta, Inc.	2,308	39,744
Science Applications International Corp.	98	6,243

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 3.1% (continued)
Sykes Enterprises, Inc. *	3,059	$75,649
Travelport Worldwide Ltd.	393	6,139
Unisys Corp. *	11,072	128,767

		657,736

Leisure Products - 2.4%
Acushnet Holdings Corp.	2,017	42,498
Callaway Golf Co.	5,551	84,930
Johnson Outdoors, Inc., Class A	2,364	138,861
MasterCraft Boat Holdings, Inc. *	5,791	108,292
Nautilus, Inc. *	4,391	47,862
Sturm Ruger & Co., Inc.	1,394	74,189

		496,632

Life Sciences Tools & Services - 1.1%
Cambrex Corp. *(b)	859	32,436
Medpace Holdings, Inc. *	2,770	146,616
NeoGenomics, Inc. *	1,964	24,766
Syneos Health, Inc. *	837	32,936

		236,754

Machinery - 1.3%
Columbus McKinnon Corp.	800	24,112
Commercial Vehicle Group, Inc. *	7,036	40,105
EnPro Industries, Inc.	575	34,557
Global Brass & Copper Holdings, Inc.	905	22,761
Greenbrier Cos., Inc. (The)	1,189	47,013
Harsco Corp. *	478	9,493
Meritor, Inc. *	5,258	88,913
Wabash National Corp.	1,326	17,344

		284,298

Media - 1.6%
Entravision Communications Corp., Class A	9,153	26,635
Gannett Co., Inc.	14,635	124,837
Gray Television, Inc. *	3,996	58,901
MSG Networks, Inc., Class A *	3,185	75,039
Scholastic Corp.	317	12,762
Sinclair Broadcast Group, Inc., Class A	974	25,655
TechTarget, Inc. *	1,004	12,259

		336,088

Metals & Mining - 0.9%
Schnitzer Steel Industries, Inc., Class A	1,030	22,197
Warrior Met Coal, Inc.	6,794	163,803

		186,000

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	2,545	42,400
Blackstone Mortgage Trust, Inc., Class A	1,590	50,657
Invesco Mortgage Capital, Inc.	1,636	23,689
Redwood Trust, Inc.	1,030	15,522

		132,268

Multiline Retail - 0.5%
Big Lots, Inc.	879	25,421

INVESTMENTS	SHARES	VALUE ($)
Multiline Retail - 0.5% (continued)
Dillard’s, Inc., Class A (b)	1,286	$77,558

		102,979

Multi-Utilities - 0.6%
Avista Corp.	935	39,719
Black Hills Corp.	573	35,973
NorthWestern Corp.	698	41,489

		117,181

Oil, Gas & Consumable Fuels - 1.2%
Arch Coal, Inc., Class A	309	25,644
Delek US Holdings, Inc.	1,889	61,411
Overseas Shipholding Group, Inc., Class A *	41,185	68,367
Penn Virginia Corp. *	227	12,272
Renewable Energy Group, Inc. *	2,424	62,297
SandRidge Energy, Inc. *	2,411	18,348

		248,339

Paper & Forest Products - 0.0% (a)
Verso Corp., Class A *	405	9,072

Personal Products - 3.3%
Edgewell Personal Care Co. *	524	19,572
Inter Parfums, Inc.	625	40,981
Medifast, Inc.	1,360	170,027
Natural Health Trends Corp.	7,081	130,928
USANA Health Sciences, Inc. *	2,770	326,112

		687,620

Pharmaceuticals - 0.5%
Corcept Therapeutics, Inc. *(b)	3,957	52,865
Mallinckrodt plc *	712	11,250
Phibro Animal Health Corp., Class A	556	17,881
Supernus Pharmaceuticals, Inc. *	956	31,758

		113,754

Professional Services - 4.6%
ASGN, Inc. *	201	10,955
Barrett Business Services, Inc.	1,074	61,487
BG Staffing, Inc.	4,096	84,582
CBIZ, Inc. *	831	16,371
FTI Consulting, Inc. *	2,364	157,537
ICF International, Inc.	485	31,418
Insperity, Inc.	1,723	160,859
Kelly Services, Inc., Class A	1,957	40,079
Kforce, Inc.	6,055	187,221
Korn/Ferry International	1,902	75,205
Navigant Consulting, Inc.	2,119	50,962
TrueBlue, Inc. *	3,968	88,288

		964,964

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	986	32,696
Marcus & Millichap, Inc. *	453	15,551
RMR Group, Inc. (The), Class A	288	15,287

		63,534

Road & Rail - 0.8%
ArcBest Corp.	3,481	119,259

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Road & Rail - 0.8% (continued)
Covenant Transportation Group, Inc., Class A *	786	$15,091
USA Truck, Inc. *	2,042	30,569

		164,919

Semiconductors & Semiconductor Equipment - 2.3%
Amkor Technology, Inc. *	11,227	73,649
Cabot Microelectronics Corp.	1,094	104,313
Diodes, Inc. *	494	15,936
Entegris, Inc.	248	6,918
Ichor Holdings Ltd. *	936	15,257
Integrated Device Technology, Inc. *	1,529	74,050
Nanometrics, Inc. *	905	24,734
Photronics, Inc. *	7,012	67,876
Rudolph Technologies, Inc. *	1,473	30,152
SMART Global Holdings, Inc. *(b)	2,453	72,854

		485,739

Software - 5.4%
ACI Worldwide, Inc. *	1,139	31,516
Alarm.com Holdings, Inc. *	758	39,317
Alteryx, Inc., Class A *(b)	1,231	73,208
Appfolio, Inc., Class A *	520	30,794
Avaya Holdings Corp. *	1,583	23,048
Blackbaud, Inc.	296	18,618
Bottomline Technologies DE, Inc. *	1,234	59,232
Ebix, Inc.	339	14,428
eGain Corp. *	2,068	13,587
Ellie Mae, Inc. *(b)	472	29,656
Envestnet, Inc. *	398	19,578
HubSpot, Inc. *	515	64,751
Imperva, Inc. *	509	28,346
j2 Global, Inc.	2,374	164,708
MicroStrategy, Inc., Class A *	214	27,338
Mitek Systems, Inc. *	385	4,162
New Relic, Inc. *	110	8,907
Paylocity Holding Corp. *	233	14,029
Progress Software Corp.	2,269	80,527
Qualys, Inc. *	2,275	170,034
SPS Commerce, Inc. *	464	38,224
Trade Desk, Inc. (The), Class A *	1,133	131,496
Verint Systems, Inc. *	1,235	52,253
Zix Corp. *	2,274	13,030

		1,150,787

Specialty Retail - 5.6%
Aaron’s, Inc.	454	19,091
Abercrombie & Fitch Co., Class A	3,149	63,138
American Eagle Outfitters, Inc.	6,961	134,556
Ascena Retail Group, Inc. *	3,795	9,526
Bed Bath & Beyond, Inc. (b)	6,091	68,950
Boot Barn Holdings, Inc. *	2,034	34,639
Buckle, Inc. (The)(b)	5,579	107,898
Caleres, Inc.	1,658	46,142
Cato Corp. (The), Class A	2,353	33,577
Chico’s FAS, Inc.	7,871	44,235
Children’s Place, Inc. (The)	353	31,802
Citi Trends, Inc.	1,554	31,686

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 5.6% (continued)
DSW, Inc., Class A	3,478	$85,907
Express, Inc. *	15,911	81,305
Genesco, Inc. *	928	41,110
Hibbett Sports, Inc. *	4,693	67,110
J. Jill, Inc. *	6,789	36,185
National Vision Holdings, Inc. *	713	20,085
RTW RetailWinds, Inc. *	5,724	16,199
Shoe Carnival, Inc.	3,114	104,350
Tailored Brands, Inc.	3,502	47,767
Tilly’s, Inc., Class A	1,495	16,236
Zumiez, Inc. *	2,625	50,321

		1,191,815

Textiles, Apparel & Luxury Goods - 4.3%
Crocs, Inc. *	3,912	101,634
Deckers Outdoor Corp. *	1,904	243,617
Fossil Group, Inc. *(b)	5,058	79,562
G-III Apparel Group Ltd. *	1,394	38,879
Movado Group, Inc.	2,301	72,757
Oxford Industries, Inc.	1,291	91,713
Rocky Brands, Inc.	3,104	80,704
Steven Madden Ltd.	2,580	78,071
Vera Bradley, Inc. *	13,564	116,243
Wolverine World Wide, Inc.	425	13,553

		916,733

Thrifts & Mortgage Finance - 2.6%
Axos Financial, Inc. *(b)	3,332	83,900
Essent Group Ltd. *	490	16,748
Federal Agricultural Mortgage Corp., Class C	103	6,225
First Defiance Financial Corp.	1,436	35,197
HomeStreet, Inc. *	672	14,267
MGIC Investment Corp. *	19,076	199,535
Radian Group, Inc.	6,798	111,215
Walker & Dunlop, Inc.	1,669	72,184
WSFS Financial Corp.	309	11,714

		550,985

Tobacco - 1.0%
Pyxus International, Inc. *(b)	5,595	66,357
Turning Point Brands, Inc.	1,412	38,435
Universal Corp.	1,894	102,560
Vector Group Ltd.	851	8,280

		215,632

Trading Companies & Distributors - 0.4%
BMC Stock Holdings, Inc. *	2,139	33,112
CAI International, Inc. *	1,685	39,142
Veritiv Corp. *	335	8,365

		80,619

Wireless Telecommunication Services - 1.3%
Boingo Wireless, Inc. *	5,295	108,918
NII Holdings, Inc. *(b)	5,223	23,034
Shenandoah Telecommunications Co.	3,132	138,591

		270,543

TOTAL COMMON STOCKS (Cost $20,094,213)		20,554,334

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)

PREFERRED STOCKS - 0.0% (a)
Media - 0.0% (a)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039 (c) (Cost $903)	105	$2,544

	NO. OF RIGHTS

RIGHTS - 0.0% (a)
Media - 0.0% (a)
Media General, Inc., CVR (3)*(d) (Cost $221)	744	13

	SHARES

SECURITIES LENDING COLLATERAL - 7.1%
Investment Companies - 7.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (e)(f)	203,032	203,032
Limited Purpose Cash Investment Fund 2.50% (e)(f)	1,294,741	1,294,741

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,497,773)		1,497,773

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 104.4% (Cost $21,593,110)		22,054,664

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%		(925,800)

NET ASSETS - 100.0%		$21,128,864

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,201,954	5.7%
Consumer Discretionary	3,712,114	17.6
Consumer Staples	1,372,713	6.6
Energy	319,700	1.5
Financials	3,253,774	15.4
Health Care	3,525,823	16.7
Industrials	2,942,395	13.9
Information Technology	3,200,035	15.1
Materials	231,160	1.1
Real Estate	517,017	2.4
Utilities	280,206	1.3
Securities Lending Collateral	1,497,773	7.1

Total Investments In Securities At Value	22,054,664	104.4
Liabilities in Excess of Other Assets	(925,800)	(4.4)

Net Assets	$21,128,864	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $1,457,784.
(c)	Perpetual security. The rate reflected was the rate in effect on December 31, 2018. The maturity date reflects the next call date.
(d)

Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2018 amounted to $13, which represents approximately 0.00% of net assets of the fund.

(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Represents 7-day effective yield as of December 31, 2018.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$30,432	$30,432

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.8%
Australia - 5.7%
Amcor Ltd.	10,220	$95,429
Aristocrat Leisure Ltd.	25,097	386,338
BHP Group Ltd.	31,889	770,791
BlueScope Steel Ltd.	265,259	2,046,240
Caltex Australia Ltd.	6,379	114,448
CIMIC Group Ltd.	20,167	616,706
CSL Ltd.	4,834	631,407
Dexus, REIT	33,527	250,937
Flight Centre Travel Group Ltd.	29,428	889,950
Fortescue Metals Group Ltd.	266,270	785,174
Goodman Group, REIT	30,886	231,363
GPT Group (The), REIT	19,876	74,794
Rio Tinto Ltd.	3,006	166,370
Scentre Group, REIT	71,981	197,888
South32 Ltd.	366,862	872,697
Telstra Corp. Ltd.	634,791	1,273,938

		9,404,470

Belgium - 0.9%
Ageas	19,178	863,310
Groupe Bruxelles Lambert SA	1,467	127,838
UCB SA	6,872	561,282

		1,552,430

Canada - 6.3%
Bank of Montreal (1)	8,976	586,412
Bank of Nova Scotia (The) (1)	15,059	750,634
Canadian Imperial Bank of Commerce (1)	5,176	385,508
CCL Industries, Inc., Class B (1)	2,455	90,021
CGI Group, Inc., Class A (1)*	29,017	1,774,772
Constellation Software, Inc. (1)	288	184,348
Fairfax Financial Holdings Ltd. (1)	414	182,249
Fortis, Inc. (1)	1,795	59,838
Franco-Nevada Corp. (1)	655	45,930
Great-West Lifeco, Inc. (1)(a)	2,283	47,125
Husky Energy, Inc. (1)	9,291	96,027
Magna International, Inc. (1)	20,310	921,924
Methanex Corp. (1)	11,575	556,706
Open Text Corp. (1)	19,461	634,350
Royal Bank of Canada (1)	20,862	1,427,882
Toronto-Dominion Bank (The) (1)	27,150	1,349,544
West Fraser Timber Co. Ltd. (1)	23,350	1,153,475

		10,246,745

China - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	576,900	530,080

Denmark - 2.5%
Coloplast A/S, Class B	4,737	440,615
DSV A/S	6,953	459,193
Genmab A/S *	618	101,612
H Lundbeck A/S	6,654	292,862
Novo Nordisk A/S, Class B	47,151	2,165,507
Orsted A/S(b)	1,630	109,076

INVESTMENTS	SHARES	VALUE ($)
Denmark - 2.5% (continued)
William Demant Holding A/S *	21,149	$602,151

		4,171,016

Finland - 1.7%
Neste OYJ	25,367	1,963,979
Nokia OYJ	42,143	244,645
Orion OYJ, Class B	10,785	375,199
UPM-Kymmene OYJ	6,515	164,920

		2,748,743

France - 10.5%
Aeroports de Paris	1,235	234,190
Airbus SE	1,221	116,410
AXA SA	50,401	1,087,750
CNP Assurances	68,834	1,461,106
Dassault Aviation SA	50	69,340
Electricite de France SA	107,977	1,708,938
Gecina SA, REIT	483	62,524
Kering SA	722	338,234
L’Oreal SA	13,262	3,034,669
LVMH Moet Hennessy Louis Vuitton SE	6,662	1,950,473
Peugeot SA	61,901	1,320,213
Safran SA	9,190	1,102,203
Sanofi	4,728	410,154
Thales SA	9,098	1,063,167
TOTAL SA	59,621	3,144,717
Unibail-Rodamco-Westfield, REIT	333	51,530

		17,155,618

Germany - 7.9%
adidas AG	5,846	1,221,750
Allianz SE (Registered)	7,880	1,583,528
BASF SE	8,692	605,430
Bayer AG (Registered)	1,060	73,722
Beiersdorf AG	756	78,853
Covestro AG(b)	36,602	1,812,695
Deutsche Boerse AG	2,105	251,664
Deutsche Lufthansa AG (Registered)	52,542	1,186,585
Deutsche Wohnen SE	4,001	182,849
E.ON SE	91,078	899,061
Fresenius SE & Co. KGaA	2,780	134,369
Hannover Rueck SE	3,782	509,701
METRO AG	16,075	247,348
MTU Aero Engines AG	1,729	313,989
SAP SE	16,679	1,655,385
Siemens AG (Registered)	4,195	468,169
Siemens Healthineers AG *(b)	2,100	87,752
TUI AG	41,515	596,684
Vonovia SE	3,353	151,150
Wirecard AG	5,406	814,967

		12,875,651

Hong Kong - 3.2%
CK Hutchison Holdings Ltd.	34,000	326,339
CLP Holdings Ltd.	149,500	1,689,484
Henderson Land Development Co. Ltd.	14,300	71,172
Hong Kong & China Gas Co. Ltd.(a)	184,000	380,153
Hong Kong Exchanges & Clearing Ltd.	13,300	384,484
Link REIT	13,000	131,790

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 3.2% (continued)
NWS Holdings Ltd.	86,000	$176,590
PCCW Ltd.	30,000	17,275
Sino Land Co. Ltd.	64,000	109,650
Sun Hung Kai Properties Ltd.	30,000	428,149
Swire Properties Ltd.	100,600	353,472
WH Group Ltd.(b)	426,000	327,188
Wheelock & Co. Ltd.	11,000	62,975
Yue Yuen Industrial Holdings Ltd.	242,500	776,314

		5,235,035

Italy - 2.6%
Assicurazioni Generali SpA	65,314	1,091,657
Enel SpA	123,650	716,830
Eni SpA	94,908	1,499,281
Poste Italiane SpA(b)	124,983	1,002,202

		4,309,970

Japan - 21.7%
Acom Co. Ltd.	16,500	53,675
AEON Financial Service Co. Ltd.	800	14,193
Alfresa Holdings Corp.	5,100	129,997
Alps Alpine Co. Ltd.(a)	7,000	135,733
Asahi Kasei Corp.	92,000	944,231
Astellas Pharma, Inc.	133,700	1,708,235
Bandai Namco Holdings, Inc.	55,500	2,491,907
Central Japan Railway Co.	1,200	253,185
Chubu Electric Power Co., Inc.	5,500	78,152
Credit Saison Co. Ltd.	2,900	33,978
Dai-ichi Life Holdings, Inc.	22,900	355,629
Daiwa House Industry Co. Ltd.	4,400	140,353
Fujitsu Ltd.	22,800	1,421,264
Hitachi High-Technologies Corp.	6,900	216,069
Hitachi Ltd.	65,700	1,741,724
Hoya Corp.	13,700	826,111
ITOCHU Corp.	65,300	1,108,976
Japan Airlines Co. Ltd.	8,900	315,426
Japan Real Estate Investment Corp., REIT	15	84,220
Japan Tobacco, Inc.	7,900	187,713
JXTG Holdings, Inc.	129,900	674,639
Kamigumi Co. Ltd.	10,400	212,771
Kao Corp.	13,200	977,033
KDDI Corp.	92,800	2,217,448
Kirin Holdings Co. Ltd.	19,100	398,265
Kyocera Corp.	1,300	64,981
Kyushu Railway Co.	10,700	362,011
Marubeni Corp.	217,000	1,522,583
Mazda Motor Corp.	19,000	195,328
Medipal Holdings Corp.	7,900	169,014
Mitsubishi Electric Corp.	30,200	333,033
Mitsubishi Estate Co. Ltd.	9,000	141,602
Mitsubishi Gas Chemical Co., Inc.	14,300	214,208
Mitsubishi UFJ Financial Group, Inc.	101,900	500,090
Mitsui & Co. Ltd.	17,500	268,858
Mitsui Fudosan Co. Ltd.	7,000	155,483
Mizuho Financial Group, Inc.	1,194,900	1,848,793
Nexon Co. Ltd.	103,400	1,334,845
Nippon Express Co. Ltd.	13,400	744,414
Nippon Telegraph & Telephone Corp.	65,200	2,660,115
Nomura Real Estate Holdings, Inc.	2,700	49,511

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.7% (continued)
Nomura Real Estate Master Fund, Inc., REIT	65	$85,521
NTT DOCOMO, Inc.	10,400	233,680
Resona Holdings, Inc.	255,100	1,223,583
Sankyo Co. Ltd.	3,100	117,894
Sega Sammy Holdings, Inc.	12,100	168,683
Shionogi & Co. Ltd.	15,700	896,085
Shiseido Co. Ltd.	1,200	75,154
Sony Corp.	9,600	462,812
Sumitomo Corp.	25,200	357,557
Sumitomo Dainippon Pharma Co. Ltd.	11,300	360,361
Sumitomo Heavy Industries Ltd.	10,500	311,338
Sumitomo Mitsui Financial Group, Inc.	49,900	1,644,957
Suzuken Co. Ltd.	4,200	213,875
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	170,626
Toho Gas Co. Ltd.	3,100	130,399
Tokyo Electric Power Co. Holdings, Inc. *	116,300	690,826
Toyo Seikan Group Holdings Ltd.	5,000	114,441
Yamaha Corp.	22,000	935,866

		35,479,454

Macau - 0.4%
Sands China Ltd.	22,000	95,942
SJM Holdings Ltd.	606,000	563,042

		658,984

Netherlands - 6.5%
Aegon NV	14,976	70,142
ING Groep NV	38,548	414,645
Koninklijke Ahold Delhaize NV	107,597	2,718,137
Koninklijke Philips NV	3,201	112,225
NN Group NV	31,476	1,251,442
Royal Dutch Shell plc, Class A	104,016	3,061,488
Royal Dutch Shell plc, Class B	41,664	1,245,649
Wolters Kluwer NV	30,633	1,801,441

		10,675,169

Singapore - 0.4%
CapitaLand Commercial Trust, REIT	70,800	90,937
SATS Ltd.	20,600	70,556
Venture Corp. Ltd.	48,700	499,995

		661,488

South Africa - 0.7%
Anglo American plc	29,113	650,987
Investec plc	74,900	421,067

		1,072,054

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	110,834	588,730
Banco Santander SA	14,276	64,827
Endesa SA	16,508	380,686
Mapfre SA	161,668	429,376
Repsol SA	72,767	1,169,880

		2,633,499

Sweden - 2.1%
Essity AB, Class B	27,403	673,606
Hennes & Mauritz AB, Class B(a)	35,633	506,740

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 2.1% (continued)
Hexagon AB, Class B	9,024	$417,157
ICA Gruppen AB	5,415	193,446
Investor AB, Class B	2,740	116,434
Sandvik AB	43,248	619,669
Securitas AB, Class B	4,204	67,726
Swedbank AB, Class A	20,022	447,515
Swedish Match AB	1,210	47,635
Telefonaktiebolaget LM Ericsson, Class B	21,784	192,831
Telia Co. AB	25,114	119,465

		3,402,224

Switzerland - 9.2%
Baloise Holding AG (Registered)	2,402	331,622
Coca-Cola HBC AG *	15,368	480,983
Lonza Group AG (Registered) *	814	211,603
Nestle SA (Registered)	23,630	1,917,877
Novartis AG (Registered)	50,098	4,290,606
Roche Holding AG	18,172	4,511,360
SGS SA (Registered)	57	128,308
Sika AG (Registered)	1,846	234,486
Sonova Holding AG (Registered)	5,873	965,793
Straumann Holding AG (Registered)	220	138,944
Swiss Life Holding AG (Registered)	2,494	962,608
Zurich Insurance Group AG *	2,811	837,928

		15,012,118

United Kingdom - 11.1%
3i Group plc	6,980	68,873
Auto Trader Group plc(b)	44,090	255,872
BAE Systems plc	154,183	901,794
Barclays plc	108,146	206,913
Barratt Developments plc	93,661	552,481
Berkeley Group Holdings plc	22,186	984,018
BP plc	275,328	1,740,537
British American Tobacco plc	25,048	797,003
British Land Co. plc (The), REIT	9,564	65,038
BT Group plc	151,909	461,894
Burberry Group plc	26,613	584,395
Compass Group plc	37,655	792,443
Diageo plc	5,686	203,186
Direct Line Insurance Group plc	13,169	53,531
Fiat Chrysler Automobiles NV *	39,829	574,269
HSBC Holdings plc	265,492	2,190,238
Imperial Brands plc	10,124	307,281
International Consolidated Airlines Group SA	68,422	542,433
J Sainsbury plc	173,665	587,075
Land Securities Group plc, REIT	6,550	67,254
Legal & General Group plc	170,094	501,160
Linde plc	2,955	469,088
Lloyds Banking Group plc	354,171	233,463
London Stock Exchange Group plc	3,501	181,634
Meggitt plc	44,858	269,464
Next plc	14,776	752,348
Persimmon plc	35,234	867,666
Prudential plc	19,526	348,665
RELX plc	22,822	470,599
Rolls-Royce Holdings plc	42,299	445,620
Segro plc, REIT	68,409	513,556

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 11.1% (continued)
Smith & Nephew plc	9,281	$173,728
Unilever NV, CVA	3,319	179,798
Unilever plc	12,180	639,484
Wm Morrison Supermarkets plc	64,360	174,966

		18,157,767

United States - 1.5%
Bausch Health Cos., Inc. (1)*	89,679	1,658,654
Ferguson plc	3,235	206,711
Shire plc	9,516	553,713

		2,419,078

TOTAL COMMON STOCKS (Cost $155,672,027)		158,401,593

PREFERRED STOCKS - 0.0% (c)
United Kingdom - 0.0% (c)
Rolls-Royce Holdings plc (Preference) * (Cost $2,494)	1,945,754	2,480

	NO. OF RIGHTS
RIGHTS - 0.0% (c)
Spain - 0.0% (c)
Repsol SA, expiring 1/18/2019 * (Cost $24,138)	52,505	24,063

	SHARES
SECURITIES LENDING COLLATERAL - 0.6%
Investment Companies - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (1)(d)(e)	128,715	128,715
Limited Purpose Cash Investment Fund 2.50% (1)(d)(e)	820,815	820,815

TOTAL SECURITIES LENDING COLLATERAL (Cost $949,530)		949,530

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.4% (Cost $156,648,189)		159,377,666

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6% (f)		4,257,314

NET ASSETS - 100.0%		$163,634,980

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$8,574,532	5.2%
Consumer Discretionary	19,047,716	11.7
Consumer Staples	14,246,698	8.7
Energy	14,734,708	9.0
Financials	28,488,308	17.4
Health Care	22,967,562	14.0
Industrials	17,979,913	11.0
Information Technology	9,998,221	6.1
Materials	11,793,317	7.2
Real Estate	3,753,719	2.3
Utilities	6,843,442	4.2
Securities Lending Collateral	949,530	0.6

Total Investments In Securities At Value	159,377,666	97.4
Other Assets in Excess of Liabilities (f)	4,257,314	2.6

Net Assets	$163,634,980	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $899,031.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $3,594,785, which represents approximately 2.20% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $92,877 was received (See Note 3).
(e)	Represents 7-day effective yield as of December 31, 2018.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	41	3/2019	USD	$3,517,800	$(8,975)

					$(8,975)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$214,172	$ 214,172

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.1%

Brazil - 8.0%
Banco Bradesco SA, ADR (1)*	228,516	$2,260,023
Banco do Brasil SA *	102,900	1,231,854
Banco Santander Brasil SA, ADR (1)(a)	25,005	278,306
Braskem SA (Preference), Class A	145,200	1,773,391
Centrais Eletricas Brasileiras SA *	200,800	1,251,161
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	12,751	102,901
Embraer SA, ADR(1)	10,244	226,700
Fibria Celulose SA	25,800	449,814
Itau Unibanco Holding SA, ADR(1)	217,321	1,986,314
Itausa - Investimentos Itau SA (Preference)	456,100	1,421,266
Natura Cosmeticos SA	23,500	272,717
Petrobras Distribuidora SA	224,600	1,487,259
Petroleo Brasileiro SA (Preference) *	63,100	368,042
Porto Seguro SA	55,000	740,475
Sul America SA	249,985	1,842,467
Suzano Papel e Celulose SA	429,500	4,224,141
TIM Participacoes SA, ADR(1)	121,310	1,860,895
Vale SA, ADR(1)	297,205	3,920,134

		25,697,860

Chile - 2.0%
Banco de Chile, ADR (1)(a)	15,692	448,791
Banco de Credito e Inversiones SA	3,587	233,321
Banco Santander Chile, ADR(1)	52,965	1,583,654
Cencosud SA	543,866	986,379
Cia Cervecerias Unidas SA, ADR(1)	21,548	541,501
Empresas CMPC SA	375,771	1,196,624
Empresas COPEC SA	19,174	230,759
Enel Americas SA, ADR(1)	42,189	376,326
Enel Chile SA, ADR(1)	19,647	97,253
Itau CorpBanca	13,863,143	129,605
Latam Airlines Group SA, ADR (1)(a)	45,704	470,751

		6,294,964

China - 27.7%
58.com, Inc., ADR (1)*	5,066	274,628
Agricultural Bank of China Ltd., Class A *	630,700	330,824
Agricultural Bank of China Ltd., Class H	3,317,000	1,452,835
Air China Ltd., Class H	748,000	647,427
Alibaba Group Holding Ltd., ADR (1)*	80,571	11,043,868
Alibaba Health Information Technology Ltd. *	1,340,000	1,085,417
Anhui Conch Cement Co. Ltd., Class H	566,500	2,739,465
Autohome, Inc., ADR (1)(a)	3,195	249,945
BAIC Motor Corp. Ltd., Class H(b)	1,252,000	662,316
Baidu, Inc., ADR (1)*	16,725	2,652,585
Bank of China Ltd., Class A *	803,600	422,670
Bank of China Ltd., Class H	1,778,000	766,500

INVESTMENTS	SHARES	VALUE ($)
China - 27.7% (continued)
Bank of Communications Co. Ltd., Class H	295,000	$230,346
Baoshan Iron & Steel Co. Ltd. *	141,001	133,645
China CITIC Bank Corp. Ltd., Class H	367,000	222,654
China Communications Construction Co. Ltd., Class H	319,000	300,764
China Communications Services Corp. Ltd., Class H	1,000,000	829,131
China Construction Bank Corp., Class H	6,795,000	5,564,108
China Eastern Airlines Corp. Ltd., Class H	332,000	184,153
China Everbright Bank Co. Ltd., Class H	234,000	101,401
China Evergrande Group(a)	786,000	2,348,182
China Literature Ltd. *(a)(b)	115,600	535,875
China Longyuan Power Group Corp. Ltd., Class H	657,000	448,499
China Merchants Bank Co. Ltd., Class H	621,000	2,267,764
China Minsheng Banking Corp. Ltd., Class H	321,000	221,399
China Mobile Ltd.	497,000	4,809,269
China National Building Material Co. Ltd., Class H	1,054,000	721,210
China Overseas Land & Investment Ltd.	400,000	1,379,125
China Petroleum & Chemical Corp., Class H	2,968,000	2,115,620
China Railway Construction Corp. Ltd., Class H	538,000	747,265
China Railway Group Ltd., Class H	513,000	467,435
China Resources Cement Holdings Ltd.	982,000	885,504
China Resources Land Ltd.	302,000	1,161,695
China Shenhua Energy Co. Ltd., Class H	238,500	520,155
China Tower Corp. Ltd., Class H *(b)	2,172,000	410,728
China Vanke Co. Ltd., Class H	373,700	1,265,587
Chongqing Rural Commercial Bank Co. Ltd., Class H	504,000	270,098
CITIC Ltd.	990,000	1,553,489
CNOOC Ltd., ADR(1)	11,283	1,720,093
Country Garden Holdings Co. Ltd.	1,935,000	2,349,683
Ctrip.com International Ltd., ADR (1)*	22,693	614,073
Far East Horizon Ltd.	386,000	389,764
Huazhu Group Ltd., ADR(1)	8,063	230,844
Industrial & Commercial Bank of China Ltd., Class A *	120,900	93,242
Industrial & Commercial Bank of China Ltd., Class H	5,453,000	3,878,500
Industrial Bank Co. Ltd., Class A *	96,390	209,988
JD.com, Inc., ADR (1)*	46,823	980,005
Jiangsu Hengrui Medicine Co. Ltd. *	50,868	392,073
Kingsoft Corp. Ltd.(a)	131,000	188,524

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
China - 27.7% (continued)
Luye Pharma Group Ltd.(b)	221,000	$153,817
Momo, Inc., ADR (1)*	7,296	173,280
NetEase, Inc., ADR(1)	5,427	1,277,353
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	482,712
PICC Property & Casualty Co. Ltd., Class H	296,000	302,028
Ping An Insurance Group Co. of China Ltd., Class H	50,500	445,512
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	792,000	639,796
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,500	96,450
SINA Corp. (1)*	4,017	215,472
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,718,000	1,189,776
Sinopharm Group Co. Ltd., Class H	147,600	621,434
Sinotruk Hong Kong Ltd.(a)	998,000	1,504,598
TAL Education Group, ADR (1)*	17,856	476,398
Tencent Holdings Ltd.	288,200	11,551,158
Tingyi Cayman Islands Holding Corp.	94,000	125,895
TravelSky Technology Ltd., Class H	253,000	648,428
Uni-President China Holdings Ltd.	109,000	94,389
Vipshop Holdings Ltd., ADR (1)*	27,558	150,467
Weibo Corp., ADR (1)*	2,989	174,647
Weichai Power Co. Ltd., Class H	2,281,000	2,611,422
Yum China Holdings, Inc.(1)	27,400	918,722
Zhongsheng Group Holdings Ltd.	1,069,500	2,120,960

		89,045,084

Hong Kong - 1.6%
Bank of Communications Co. Ltd. *	216,500	182,647
Haier Electronics Group Co. Ltd.	830,000	2,041,426
Nine Dragons Paper Holdings Ltd.	2,022,000	1,867,849
SSY Group Ltd.	334,000	247,826
Sun Art Retail Group Ltd.	871,000	885,750

		5,225,498

Hungary - 0.3%
MOL Hungarian Oil & Gas plc	59,392	651,789
Richter Gedeon Nyrt	16,642	322,351

		974,140

India - 8.5%
Ashok Leyland Ltd.	130,366	191,215
Aurobindo Pharma Ltd.	82,202	861,973
Axis Bank Ltd., GDR *(c)	12,578	564,714
Dabur India Ltd.	31,245	192,658
Dr Reddy’s Laboratories Ltd., ADR(1)	7,810	294,437
Glenmark Pharmaceuticals Ltd.	26,012	258,142
Godrej Consumer Products Ltd.	12,177	141,359
HCL Technologies Ltd.	22,387	309,352
Hindustan Unilever Ltd.	100,311	2,613,752
Infosys Ltd., ADR(1)	649,028	6,178,746
InterGlobe Aviation Ltd.(b)	22,560	376,141
JSW Steel Ltd.	475,006	2,085,109
Larsen & Toubro Ltd., GDR(c)	9,010	184,202
Oil & Natural Gas Corp. Ltd.	278,672	598,216

INVESTMENTS	SHARES	VALUE ($)
India - 8.5% (continued)
Reliance Industries Ltd., GDR(b)	84,398	$2,685,900
State Bank of India, GDR *(c)	9,047	386,179
Tata Consultancy Services Ltd.	171,857	4,659,878
Tech Mahindra Ltd.	321,193	3,326,519
Wipro Ltd., ADR(1)	235,046	1,205,786

		27,114,278

Indonesia - 2.9%
Adaro Energy Tbk. PT	13,117,800	1,109,759
Bank Central Asia Tbk. PT	720,400	1,302,807
Bank Mandiri Persero Tbk. PT	902,700	463,059
Bank Negara Indonesia Persero Tbk. PT	650,500	399,007
Bank Rakyat Indonesia Persero Tbk. PT	6,945,500	1,769,424
Gudang Garam Tbk. PT	53,200	309,980
Indah Kiat Pulp & Paper Corp. Tbk. PT	1,830,300	1,469,686
Indofood CBP Sukses Makmur Tbk. PT	291,800	212,317
Indofood Sukses Makmur Tbk. PT	909,100	470,840
United Tractors Tbk. PT	1,016,900	1,935,925

		9,442,804

Malaysia - 3.4%
AirAsia Group Bhd.	2,590,508	1,856,996
CIMB Group Holdings Bhd.	76,600	105,769
Hartalega Holdings Bhd.	136,000	201,823
Hong Leong Bank Bhd.	127,200	627,488
Malayan Banking Bhd.	1,147,200	2,635,298
Petronas Chemicals Group Bhd.	337,000	757,062
Petronas Dagangan Bhd.	18,100	115,849
Public Bank Bhd.	481,200	2,880,825
Sime Darby Bhd.	1,724,200	1,001,272
Tenaga Nasional Bhd.	95,700	315,290
Top Glove Corp. Bhd.	182,300	247,142

		10,744,814

Mexico - 2.0%
Alfa SAB de CV, Class A(1)	1,103,200	1,312,495
Arca Continental SAB de CV(1)	87,200	487,078
El Puerto de Liverpool SAB de CV, Class C1(1)	42,200	270,936
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	21,000	170,806
Grupo Financiero Banorte SAB de CV, Class O(1)	317,900	1,549,402
Wal-Mart de Mexico SAB de CV(1)	1,021,600	2,597,701

		6,388,418

Peru - 0.3%
Credicorp Ltd.(1)	4,593	1,018,130

Philippines - 0.4%
Ayala Corp.	6,500	111,128
BDO Unibank, Inc.	143,950	357,996
International Container Terminal Services, Inc.	79,240	150,592
JG Summit Holdings, Inc.	136,460	144,227

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Philippines - 0.4% (continued)
SM Investments Corp.	35,135	$612,955

		1,376,898

Poland - 2.2%
CD Projekt SA *	32,289	1,256,168
Cyfrowy Polsat SA *	17,529	106,054
Grupa Lotos SA	18,723	443,604
Jastrzebska Spolka Weglowa SA *	45,191	817,046
LPP SA	230	483,570
PGE Polska Grupa Energetyczna SA *	256,685	688,272
Polski Koncern Naftowy ORLEN SA	76,394	2,213,421
Polskie Gornictwo Naftowe i Gazownictwo SA	463,542	857,076
Santander Bank Polska SA	1,596	153,401

		7,018,612

Russia - 3.2%
Gazprom PJSC, ADR	327,090	1,448,131
LUKOIL PJSC, ADR	28,399	2,033,785
Magnit PJSC, GDR(c)	41,928	533,608
Mobile TeleSystems PJSC, ADR(1)	131,735	922,145
Novatek PJSC, GDR(c)	5,992	1,023,822
Novolipetsk Steel PJSC, GDR(c)	32,959	755,486
Rosneft Oil Co. PJSC, GDR(c)	78,075	481,769
Severstal PJSC, GDR(c)	107,909	1,473,569
Surgutneftegas PJSC, ADR	101,167	384,197
Tatneft PJSC, ADR	17,879	1,125,970

		10,182,482

South Africa - 5.6%
Absa Group Ltd.	56,286	631,736
Bidvest Group Ltd. (The)	165,028	2,370,569
Capitec Bank Holdings Ltd.	12,654	980,605
Exxaro Resources Ltd.	110,530	1,066,253
FirstRand Ltd.	35,894	163,493
Foschini Group Ltd. (The)	130,318	1,504,927
Investec Ltd.	46,127	251,996
Kumba Iron Ore Ltd.	66,387	1,305,586
Life Healthcare Group Holdings Ltd.	117,856	216,706
Motus Holdings Ltd. *	174,177	1,065,461
Mr Price Group Ltd.	5,604	95,743
Naspers Ltd., Class N	9,603	1,922,679
Netcare Ltd.	310,226	567,713
Pick n Pay Stores Ltd.	112,744	531,883
Redefine Properties Ltd., REIT	425,319	286,276
Remgro Ltd.	32,110	434,535
RMB Holdings Ltd.	22,581	123,706
Standard Bank Group Ltd.	128,221	1,593,083
Telkom SA SOC Ltd.	243,246	1,071,143
Truworths International Ltd.	295,767	1,808,687

		17,992,780

South Korea - 14.4%
Celltrion, Inc. *	4,986	1,001,632
Daelim Industrial Co. Ltd. *	23,080	2,120,268
DB Insurance Co. Ltd. *	10,983	691,703
DGB Financial Group, Inc. *	13,816	102,919
Doosan Bobcat, Inc.	24,841	703,304
E-MART, Inc. *	3,729	608,984

INVESTMENTS	SHARES	VALUE ($)
South Korea - 14.4% (continued)
GS Engineering & Construction Corp. *	27,129	$1,064,001
Hana Financial Group, Inc.	5,895	191,722
Hanwha Corp. *	29,527	829,403
Hanwha Life Insurance Co. Ltd. *	26,267	99,444
Hyundai Department Store Co. Ltd. *	11,210	907,794
Hyundai Engineering & Construction Co. Ltd. *	55,951	2,740,234
Hyundai Marine & Fire Insurance Co. Ltd. *	50,867	1,868,012
KB Financial Group, Inc.	16,063	670,097
Kia Motors Corp. *	5,116	154,206
Korea Investment Holdings Co. Ltd. *	9,621	514,553
Korean Air Lines Co. Ltd. *	28,921	857,228
Kumho Petrochemical Co. Ltd. *	10,599	829,871
LG Electronics, Inc.	9,347	524,117
Lotte Chemical Corp. *	10,539	2,620,332
Lotte Shopping Co. Ltd. *	492	92,893
OCI Co. Ltd. *	2,480	238,237
POSCO	18,697	4,089,627
Posco Daewoo Corp. *	11,494	187,652
S-1 Corp. *	2,690	241,689
Samsung Electronics Co. Ltd.	327,452	11,399,166
Samsung SDS Co. Ltd. *	2,159	395,117
SillaJen, Inc. *	4,246	281,051
SK Hynix, Inc.	60,956	3,323,109
SK Innovation Co. Ltd.	11,917	1,912,850
SK Telecom Co. Ltd.	9,188	2,216,879
ViroMed Co. Ltd. *	4,801	1,099,852
Woori Bank	118,554	1,657,847

		46,235,793

Taiwan - 10.0%
AU Optronics Corp.	5,801,000	2,305,035
Cathay Financial Holding Co. Ltd.	353,000	540,383
China Airlines Ltd.	636,000	227,519
China Life Insurance Co. Ltd.	1,761,956	1,598,833
CTBC Financial Holding Co. Ltd.	1,356,480	892,203
E.Sun Financial Holding Co. Ltd.	845,335	552,991
Eva Airways Corp.	1,363,289	700,474
Feng TAY Enterprise Co. Ltd.	76,000	434,114
First Financial Holding Co. Ltd.	1,495,143	974,062
Formosa Chemicals & Fibre Corp.	62,000	212,105
Formosa Petrochemical Corp.	28,000	99,359
Foxconn Technology Co. Ltd.	62,000	122,419
Fubon Financial Holding Co. Ltd.	518,000	794,766
Globalwafers Co. Ltd.	191,000	1,751,001
Hua Nan Financial Holdings Co. Ltd.	282,150	160,684
Innolux Corp.	629,000	199,329
Inventec Corp.	164,000	117,346
Mega Financial Holding Co. Ltd.	951,000	802,855
Nanya Technology Corp.	776,000	1,389,673
Pou Chen Corp.	989,000	1,047,646
Powertech Technology, Inc.	374,000	804,037
Realtek Semiconductor Corp.	158,000	732,794
Ruentex Industries Ltd.	83,000	212,246
Shin Kong Financial Holding Co. Ltd.	7,728,588	2,260,160
SinoPac Financial Holdings Co. Ltd.	539,000	180,385

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 10.0% (continued)
Taishin Financial Holding Co. Ltd.	971,827	$413,207
Taiwan Business Bank	3,190,560	1,074,230
Taiwan Cement Corp.	338,000	390,124
Taiwan Cooperative Financial Holding Co. Ltd.	406,295	233,409
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	198,415	7,323,499
Uni-President Enterprises Corp.	782,000	1,774,090
Yageo Corp.	95,000	983,994
Zhen Ding Technology Holding Ltd.	228,000	593,067

		31,898,039

Thailand - 3.3%
Bangkok Bank PCL, NVDR	219,200	1,368,044
Bangkok Dusit Medical Services PCL, NVDR	856,000	651,498
Home Product Center PCL, NVDR	582,300	271,737
Krung Thai Bank PCL, NVDR	1,782,200	1,051,524
PTT Exploration & Production PCL, NVDR	86,100	298,799
PTT Global Chemical PCL, NVDR	1,607,400	3,521,966
PTT PCL, NVDR	868,700	1,225,117
Robinson PCL, NVDR	61,700	120,238
Siam Cement PCL (The), NVDR	25,700	344,288
Thai Oil PCL, NVDR	714,900	1,452,941
Thai Union Group PCL, NVDR	346,396	172,492

		10,478,644

Turkey - 0.6%
Akbank T.A.S.	71,139	91,774
Turk Hava Yollari AO *	319,110	968,476
Turkiye Halk Bankasi A/S	143,765	189,980
Turkiye Sise ve Cam Fabrikalari A/S	526,764	564,118

		1,814,348

United Kingdom - 0.7%
Mondi Ltd.	96,626	2,081,379

TOTAL COMMON STOCKS (Cost $268,191,090)		311,024,965

	NO. OF RIGHTS

RIGHTS - 0.0%(d)

Taiwan - 0.0%(d)
Eva Airways Corp., expiring 1/18/2019 * (Cost $–)	47,225	4,291

	SHARES

SHORT-TERM INVESTMENTS - 5.8%

INVESTMENT COMPANIES - 5.8%
Limited Purpose Cash Investment Fund, 2.50% (1)(e)
(Cost $18,432,768)	18,435,317	18,435,317

INVESTMENTS	SHARES	VALUE ($)

SECURITIES LENDING COLLATERAL - 0.8%

Investment Companies - 0.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (1)(e)(f)	333,386	$333,386
Limited Purpose Cash Investment Fund 2.50% (1)(e)(f)	2,126,007	2,126,007

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,459,393)		2,459,393

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.7% (Cost $289,083,251)		331,923,966

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)% (g)		(11,722,481)

NET ASSETS - 100.0%		$320,201,485

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$32,510,032	10.2%
Consumer Discretionary	30,203,364	9.4
Consumer Staples	13,553,373	4.2
Energy	28,119,203	8.8
Financials	66,987,925	20.9
Health Care	9,241,133	2.9
Industrials	28,294,130	8.8
Information Technology	47,956,819	15.0
Materials	42,093,029	13.2
Real Estate	8,790,548	2.7
Utilities	3,279,700	1.0
Short-Term Investments	18,435,317	5.8
Securities Lending Collateral	2,459,393	0.8

Total Investments In Securities At Value	331,923,966	103.7
Liabilities in Excess of Other Assets(g)	(11,722,481)	(3.7)

Net Assets	$320,201,485	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $4,163,776.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $4,824,777, which represents approximately 1.51% of net assets of the fund.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2018, the value of these securities amounted to $5,403,349 or 1.69% of net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of December 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,003,556 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	110	3/2019	USD	$5,317,400	$22,303

					$22,303

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$273,998	$273,998

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.6%

Aerospace & Defense - 2.7%
Boeing Co. (The)	37,693	$12,155,992
BWX Technologies, Inc.	5,922	226,398
General Dynamics Corp.	2,253	354,194
Harris Corp.	12,881	1,734,427
HEICO Corp.	7,098	549,953
Huntington Ingalls Industries, Inc.	5,206	990,754
Lockheed Martin Corp.	5,151	1,348,738
Northrop Grumman Corp.	3,540	866,946
Raytheon Co.	8,297	1,272,345
Spirit AeroSystems Holdings, Inc., Class A	6,113	440,686
Textron, Inc.	7,880	362,401
TransDigm Group, Inc. *	2,517	855,931

		21,158,765

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	6,008	505,213
Expeditors International of Washington, Inc.	7,296	496,784
FedEx Corp.	5,881	948,782
XPO Logistics, Inc. *	13,232	754,753

		2,705,532

Airlines - 0.4%
Delta Air Lines, Inc.	21,776	1,086,623
United Continental Holdings, Inc. *	24,099	2,017,809

		3,104,432

Auto Components - 0.1%
Gentex Corp.	26,000	525,460
Lear Corp.	2,634	323,613

		849,073

Automobiles - 0.0%(a)
Tesla, Inc. *	811	269,901

Banks - 1.2%
Bank of Hawaii Corp.	4,749	319,703
BB&T Corp.	22,135	958,888
Comerica, Inc.	5,539	380,474
Commerce Bancshares, Inc.	16,573	934,220
Cullen/Frost Bankers, Inc.	4,627	406,898
JPMorgan Chase & Co.	12,222	1,193,112
PNC Financial Services Group, Inc. (The)	5,937	694,095
Regions Financial Corp.	43,505	582,097
SunTrust Banks, Inc.	24,085	1,214,847
SVB Financial Group *	4,693	891,294
TCF Financial Corp.	46,629	908,799
Wintrust Financial Corp.	5,910	392,956
Zions Bancorp NA	11,731	477,921

		9,355,304

Beverages - 0.6%
Brown-Forman Corp., Class B	13,195	627,818
Coca-Cola Co. (The)	52,974	2,508,319
Constellation Brands, Inc., Class A	7,681	1,235,259

INVESTMENTS	SHARES	VALUE ($)
Beverages - 0.6% (continued)
Monster Beverage Corp. *	10,879	$535,464

		4,906,860

Biotechnology - 1.3%
AbbVie, Inc.	8,497	783,339
Agios Pharmaceuticals, Inc. *(b)	5,392	248,625
Alkermes plc *	9,735	287,280
Amgen, Inc.	13,912	2,708,249
Exact Sciences Corp. *	11,903	751,079
Ionis Pharmaceuticals, Inc. *	5,985	323,549
Neurocrine Biosciences, Inc. *	21,844	1,559,880
Sage Therapeutics, Inc. *	9,414	901,767
Sarepta Therapeutics, Inc. *	15,509	1,692,497
Seattle Genetics, Inc. *	7,385	418,434
Vertex Pharmaceuticals, Inc. *	5,456	904,114

		10,578,813

Building Products - 0.3%
Allegion plc	5,355	426,847
AO Smith Corp.	11,791	503,476
Lennox International, Inc.	5,769	1,262,603
Masco Corp.	13,277	388,220

		2,581,146

Capital Markets - 2.8%
Cboe Global Markets, Inc.	5,191	507,835
CME Group, Inc.	29,882	5,621,402
E *TRADE Financial Corp.	13,435	589,528
Evercore, Inc., Class A	5,062	362,237
FactSet Research Systems, Inc.	2,228	445,890
Interactive Brokers Group, Inc., Class A	15,912	869,591
Intercontinental Exchange, Inc.	22,090	1,664,040
LPL Financial Holdings, Inc.	24,345	1,486,993
MarketAxess Holdings, Inc.	5,996	1,267,015
Moody’s Corp.	8,061	1,128,862
Morningstar, Inc.	7,785	855,104
MSCI, Inc.	14,254	2,101,467
Nasdaq, Inc.	16,104	1,313,603
Raymond James Financial, Inc.	3,401	253,068
S&P Global, Inc.	19,087	3,243,645
Virtu Financial, Inc., Class A	27,849	717,390

		22,427,670

Chemicals - 0.7%
Celanese Corp.	8,943	804,602
CF Industries Holdings, Inc.	18,261	794,536
Eastman Chemical Co.	5,067	370,448
Ecolab, Inc.	2,954	435,272
FMC Corp.	5,870	434,145
Linde plc (United Kingdom)	5,137	801,578
LyondellBasell Industries NV, Class A	9,776	812,972
NewMarket Corp.	1,083	446,294
Sherwin-Williams Co. (The)	1,659	652,750

		5,552,597

Commercial Services & Supplies - 1.2%
Cintas Corp.	22,777	3,826,308
Copart, Inc. *	34,844	1,664,846
Republic Services, Inc.	14,540	1,048,189

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 1.2% (continued)
Rollins, Inc.	31,957	$1,153,648
Waste Management, Inc.	21,419	1,906,077

		9,599,068

Communications Equipment - 2.2%
Arista Networks, Inc. *	1,163	245,044
Cisco Systems, Inc.	299,729	12,987,258
F5 Networks, Inc. *	3,403	551,388
Motorola Solutions, Inc.	9,034	1,039,271
Palo Alto Networks, Inc. *	10,894	2,051,885
Ubiquiti Networks, Inc.(b)	7,376	733,248

		17,608,094

Construction & Engineering - 0.1%
Quanta Services, Inc.	15,443	464,834

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,511	431,566
Vulcan Materials Co.	3,683	363,880

		795,446

Consumer Finance - 0.6%
Ally Financial, Inc.	19,154	434,030
American Express Co.	18,471	1,760,656
Credit Acceptance Corp. *	3,817	1,457,178
Santander Consumer USA Holdings, Inc.	27,419	482,300
SLM Corp. *	59,585	495,151

		4,629,315

Containers & Packaging - 0.3%
Avery Dennison Corp.	10,046	902,432
Berry Global Group, Inc. *	8,130	386,419
Packaging Corp. of America	5,028	419,637
Sealed Air Corp.	10,067	350,734

		2,059,222

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	737	472,107
Grand Canyon Education, Inc. *	4,577	440,033
Service Corp. International	15,037	605,390
ServiceMaster Global Holdings, Inc. *	20,653	758,791

		2,276,321

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc., Class B *	99,574	20,331,019
Voya Financial, Inc.	15,148	608,041

		20,939,060

Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.	64,862	982,659
Verizon Communications, Inc.	229,699	12,913,678
Zayo Group Holdings, Inc. *	13,596	310,533

		14,206,870

Electric Utilities - 0.9%
American Electric Power Co., Inc.	4,477	334,611
Avangrid, Inc.(b)	9,819	491,834
Exelon Corp.	17,297	780,094
FirstEnergy Corp.	31,518	1,183,501
NextEra Energy, Inc.	26,107	4,537,919
Xcel Energy, Inc.	4,827	237,826

		7,565,785

INVESTMENTS	SHARES	VALUE ($)
Electrical Equipment - 0.0%(a)
Rockwell Automation, Inc.	2,596	$390,646

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	16,337	1,323,624
Arrow Electronics, Inc. *	6,077	419,009
CDW Corp.	25,023	2,028,114
Corning, Inc.	14,950	451,639
Dolby Laboratories, Inc., Class A	9,601	593,726
FLIR Systems, Inc.	9,790	426,256
Keysight Technologies, Inc. *	9,183	570,081
Zebra Technologies Corp., Class A *	6,156	980,220

		6,792,669

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	12,318	590,525
National Oilwell Varco, Inc.	19,555	502,563
Transocean Ltd. *	37,835	262,575

		1,355,663

Entertainment - 1.3%
Live Nation Entertainment, Inc. *	16,566	815,876
Madison Square Garden Co. (The), Class A *	2,525	675,942
Netflix, Inc. *	26,816	7,177,571
Take-Two Interactive Software, Inc. *	4,514	464,671
Walt Disney Co. (The)	7,525	825,116

		9,959,176

Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.	3,486	401,727
American Homes 4 Rent, Class A	20,868	414,230
American Tower Corp.	3,374	533,733
Apartment Investment & Management Co., Class A	10,844	475,835
Camden Property Trust	4,628	407,495
CoreSite Realty Corp.	6,557	571,967
CyrusOne, Inc.	18,322	968,867
Digital Realty Trust, Inc.	5,040	537,012
EPR Properties	6,107	391,031
Equity LifeStyle Properties, Inc.	25,892	2,514,890
Iron Mountain, Inc.	14,569	472,181
Lamar Advertising Co., Class A	6,042	417,986
Omega Healthcare Investors, Inc.	11,958	420,324
Prologis, Inc.	17,975	1,055,492
SBA Communications Corp. *	8,811	1,426,413
Senior Housing Properties Trust	21,759	255,015
Simon Property Group, Inc.	10,513	1,766,079
STORE Capital Corp.	16,605	470,088
Uniti Group, Inc.	27,788	432,659

		13,933,024

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	21,177	4,313,967
Kroger Co. (The)	56,292	1,548,030
Sysco Corp.	27,908	1,748,715
Walgreens Boots Alliance, Inc.	5,163	352,788
Walmart, Inc.	13,017	1,212,533

		9,176,033

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Food Products - 0.8%
Hormel Foods Corp.	35,694	$1,523,420
Lamb Weston Holdings, Inc.	27,092	1,992,887
McCormick & Co., Inc. (Non-Voting)	13,386	1,863,867
Post Holdings, Inc. *	4,259	379,605
Tyson Foods, Inc., Class A	11,282	602,459

		6,362,238

Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	104,085	7,528,468
ABIOMED, Inc. *	7,359	2,391,969
Align Technology, Inc. *	4,477	937,618
Baxter International, Inc.	17,453	1,148,756
Becton Dickinson and Co.	3,215	724,404
Boston Scientific Corp. *	44,498	1,572,559
Cooper Cos., Inc. (The)	2,695	685,878
Danaher Corp.	6,397	659,659
DexCom, Inc. *	12,214	1,463,237
Edwards Lifesciences Corp. *	8,800	1,347,896
Hologic, Inc. *	11,378	467,636
ICU Medical, Inc. *	1,594	366,030
IDEXX Laboratories, Inc. *	7,993	1,486,858
Insulet Corp. *	8,795	697,619
Intuitive Surgical, Inc. *	11,597	5,554,035
Masimo Corp. *	2,353	252,642
Medtronic plc	52,421	4,768,214
Penumbra, Inc. *(b)	6,859	838,170
ResMed, Inc.	10,915	1,242,891
Stryker Corp.	16,200	2,539,350
Teleflex, Inc.	5,966	1,542,092

		38,215,981

Health Care Providers & Services - 4.9%
Anthem, Inc.	24,584	6,456,496
Centene Corp. *	19,136	2,206,381
Chemed Corp.	1,649	467,129
Cigna Corp.	6,863	1,303,421
Encompass Health Corp.	10,599	653,958
HCA Healthcare, Inc.	23,598	2,936,771
Humana, Inc.	13,816	3,958,008
Laboratory Corp. of America Holdings *	2,327	294,040
Molina Healthcare, Inc. *	10,008	1,163,130
Quest Diagnostics, Inc.	6,306	525,101
UnitedHealth Group, Inc.	70,421	17,543,279
Universal Health Services, Inc., Class B	3,522	410,524
WellCare Health Plans, Inc. *	6,090	1,437,788

		39,356,026

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A *	17,859	1,595,166

Hotels, Restaurants & Leisure - 1.4%
Aramark	18,212	527,602
Carnival Corp.	8,991	443,256
Chipotle Mexican Grill, Inc. *	2,137	922,735
Darden Restaurants, Inc.	12,840	1,282,202
Domino’s Pizza, Inc.	6,312	1,565,313

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 1.4% (continued)
Dunkin’ Brands Group, Inc.	3,484	$223,394
Hilton Worldwide Holdings, Inc.	7,366	528,879
Hyatt Hotels Corp., Class A	6,571	444,199
Marriott International, Inc., Class A	2,680	290,941
McDonald’s Corp.	6,079	1,079,448
Royal Caribbean Cruises Ltd.	4,577	447,585
Six Flags Entertainment Corp.	13,268	738,099
Starbucks Corp.	11,475	738,990
Vail Resorts, Inc.	3,751	790,786
Wyndham Hotels & Resorts, Inc.	6,422	291,366
Yum! Brands, Inc.	12,855	1,181,632

		11,496,427

Household Durables - 0.3%
DR Horton, Inc.	7,022	243,383
Garmin Ltd.	22,664	1,435,084
NVR, Inc. *	396	965,048

		2,643,515

Household Products - 0.3%
Church & Dwight Co., Inc.	18,101	1,190,322
Clorox Co. (The)	2,660	410,012
Energizer Holdings, Inc.	13,144	593,452

		2,193,786

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	40,621	587,380
NRG Energy, Inc.	56,267	2,228,173
Vistra Energy Corp. *	30,392	695,673

		3,511,226

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	10,553	1,394,262
Roper Technologies, Inc.	5,359	1,428,281

		2,822,543

Insurance - 2.0%
Allstate Corp. (The)	7,369	608,900
American Financial Group, Inc.	11,412	1,033,128
Aon plc	8,518	1,238,177
Arch Capital Group Ltd. *	12,804	342,123
Assurant, Inc.	6,148	549,877
Assured Guaranty Ltd.	12,466	477,198
Axis Capital Holdings Ltd.	7,392	381,723
Cincinnati Financial Corp.	17,923	1,387,599
Erie Indemnity Co., Class A	6,993	932,237
Fidelity National Financial, Inc.	22,711	714,034
Hanover Insurance Group, Inc. (The)	11,713	1,367,727
Markel Corp. *	611	634,249
Marsh & McLennan Cos., Inc.	13,699	1,092,495
Progressive Corp. (The)	50,181	3,027,420
RenaissanceRe Holdings Ltd.	3,643	487,069
Torchmark Corp.	8,659	645,355
WR Berkley Corp.	10,543	779,233

		15,698,544

Interactive Media & Services - 0.8%
Alphabet, Inc., Class A *	569	594,582
IAC/InterActiveCorp *	11,240	2,057,370
Match Group, Inc.	41,390	1,770,250
TripAdvisor, Inc. *	4,049	218,403

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Interactive Media & Services - 0.8% (continued)
Twitter, Inc. *	68,542	$1,969,897

		6,610,502

Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. *	28,162	42,298,479
Expedia Group, Inc.	3,949	444,855
GrubHub, Inc. *	17,098	1,313,297
Qurate Retail, Inc. *	11,892	232,132
Wayfair, Inc., Class A *(b)	11,962	1,077,537

		45,366,300

IT Services - 8.2%
Accenture plc, Class A	19,107	2,694,278
Akamai Technologies, Inc. *	10,041	613,304
Amdocs Ltd.	12,968	759,665
Automatic Data Processing, Inc.	13,080	1,715,050
Black Knight, Inc. *	6,963	313,753
Booz Allen Hamilton Holding Corp.	14,749	664,737
Broadridge Financial Solutions, Inc.	16,600	1,597,750
Cognizant Technology Solutions Corp., Class A	11,518	731,163
CoreLogic, Inc. *	18,100	604,902
EPAM Systems, Inc. *	5,901	684,575
Fidelity National Information Services, Inc.	3,584	367,539
First Data Corp., Class A *	24,503	414,346
Fiserv, Inc. *	18,738	1,377,056
FleetCor Technologies, Inc. *	3,109	577,404
Gartner, Inc. *	4,604	588,575
Genpact Ltd.	30,485	822,790
Global Payments, Inc.	16,256	1,676,481
GoDaddy, Inc., Class A *	31,406	2,060,862
Jack Henry & Associates, Inc.	17,949	2,270,908
Mastercard, Inc., Class A	68,598	12,941,013
Okta, Inc. *	31,197	1,990,369
PayPal Holdings, Inc. *	16,759	1,409,264
Sabre Corp.	18,021	389,974
Square, Inc., Class A *	36,609	2,053,399
Total System Services, Inc.	22,204	1,804,963
Twilio, Inc., Class A *	23,338	2,084,083
VeriSign, Inc. *	13,036	1,933,108
Visa, Inc., Class A	137,185	18,100,189
WEX, Inc. *	3,405	476,904
Worldpay, Inc. *	15,662	1,197,047

		64,915,451

Leisure Products - 0.1%
Hasbro, Inc.	6,091	494,894
Polaris Industries, Inc.	4,304	330,030

		824,924

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	14,186	956,988
Bio-Rad Laboratories, Inc., Class A *	5,986	1,390,069
Bio-Techne Corp.	2,644	382,640
Bruker Corp.	24,778	737,641
Charles River Laboratories International, Inc. *	5,176	585,820
Illumina, Inc. *	12,565	3,768,620
IQVIA Holdings, Inc. *	8,600	999,062

INVESTMENTS	SHARES	VALUE ($)
Life Sciences Tools & Services - 2.0% (continued)
Mettler-Toledo International, Inc. *	982	$555,400
PerkinElmer, Inc.	9,553	750,388
PRA Health Sciences, Inc. *	4,114	378,323
QIAGEN NV *	14,637	504,245
Thermo Fisher Scientific, Inc.	20,503	4,588,366
Waters Corp. *	3,336	629,336

		16,226,898

Machinery - 1.1%
Crane Co.	5,907	426,367
Deere & Co.	13,127	1,958,155
Fortive Corp.	15,712	1,063,074
Illinois Tool Works, Inc.	5,904	747,978
Ingersoll-Rand plc	4,580	417,833
Nordson Corp.	6,333	755,844
Parker-Hannifin Corp.	2,365	352,716
Toro Co. (The)	21,148	1,181,750
Trinity Industries, Inc.	12,012	247,327
Xylem, Inc.	20,472	1,365,892

		8,516,936

Media - 0.3%
Discovery, Inc., Class A *(b)	27,842	688,811
Sirius XM Holdings, Inc.(b)	237,228	1,354,572

		2,043,383

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	5,371	382,254
Steel Dynamics, Inc.	26,448	794,498

		1,176,752

Multiline Retail - 1.1%
Dollar General Corp.	20,908	2,259,737
Dollar Tree, Inc. *	5,016	453,045
Kohl’s Corp.	22,994	1,525,422
Macy’s, Inc.	39,343	1,171,634
Nordstrom, Inc.	7,355	342,817
Target Corp.	40,999	2,709,624

		8,462,279

Multi-Utilities - 0.3%
Ameren Corp.	7,363	480,288
DTE Energy Co.	2,016	222,365
MDU Resources Group, Inc.	15,343	365,777
NiSource, Inc.	26,619	674,792
Public Service Enterprise Group, Inc.	8,142	423,791

		2,167,013

Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	25,474	1,116,780
Cheniere Energy, Inc. *	19,529	1,155,922
Chevron Corp.	6,992	760,660
ConocoPhillips	79,963	4,985,693
Continental Resources, Inc. *	15,690	630,581
Diamondback Energy, Inc.	11,186	1,036,942
EOG Resources, Inc.	2,741	239,043
Hess Corp.	22,851	925,465
HollyFrontier Corp.	31,388	1,604,555
Marathon Oil Corp.	53,515	767,405
Marathon Petroleum Corp.	31,645	1,867,371
Noble Energy, Inc.	15,700	294,532
Occidental Petroleum Corp.	43,535	2,672,178

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 3.2% (continued)
ONEOK, Inc.	31,720	$1,711,294
PBF Energy, Inc., Class A	24,392	796,887
Phillips 66	27,623	2,379,721
Valero Energy Corp.	24,285	1,820,646
Whiting Petroleum Corp. *	21,301	483,320
WPX Energy, Inc. *	46,339	525,948

		25,774,943

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	26,946	3,505,675
Nu Skin Enterprises, Inc., Class A	8,923	547,247

		4,052,922

Pharmaceuticals - 4.2%
Eli Lilly & Co.	66,118	7,651,175
Merck & Co., Inc.	95,306	7,282,331
Nektar Therapeutics *	23,036	757,193
Pfizer, Inc.	317,012	13,837,574
Zoetis, Inc.	42,927	3,671,976

		33,200,249

Professional Services - 0.5%
CoStar Group, Inc. *	3,684	1,242,760
TransUnion	24,147	1,371,550
Verisk Analytics, Inc. *	10,952	1,194,206

		3,808,516

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	11,886	475,915

Road & Rail - 1.9%
AMERCO	2,826	927,239
CSX Corp.	48,958	3,041,761
JB Hunt Transport Services, Inc.	7,806	726,270
Norfolk Southern Corp.	16,711	2,498,963
Old Dominion Freight Line, Inc.	14,404	1,778,750
Schneider National, Inc., Class B	19,681	367,444
Union Pacific Corp.	40,727	5,629,693

		14,970,120

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. *	89,340	1,649,216
Analog Devices, Inc.	3,743	321,262
Intel Corp.	87,387	4,101,072
Maxim Integrated Products, Inc.	16,341	830,940
Monolithic Power Systems, Inc.	3,941	458,141
NVIDIA Corp.	7,565	1,009,927
QUALCOMM, Inc.	27,526	1,566,505
Teradyne, Inc.	9,768	306,520
Texas Instruments, Inc.	5,584	527,688
Xilinx, Inc.	4,771	406,346

		11,177,617

Software - 12.1%
2U, Inc. *(b)	10,656	529,816
Adobe, Inc. *	35,167	7,956,182
ANSYS, Inc. *	5,600	800,464
Aspen Technology, Inc. *	3,695	303,655
Atlassian Corp. plc, Class A *	28,209	2,510,037
Autodesk, Inc. *	12,281	1,579,459

INVESTMENTS	SHARES	VALUE ($)
Software - 12.1% (continued)
Cadence Design Systems, Inc. *	17,914	$778,901
CDK Global, Inc.	9,038	432,739
Citrix Systems, Inc.	7,459	764,249
Fortinet, Inc. *	22,333	1,572,913
Guidewire Software, Inc. *	3,915	314,101
Intuit, Inc.	20,180	3,972,433
Microsoft Corp.	447,106	45,412,556
Nuance Communications, Inc. *	26,590	351,786
Nutanix, Inc., Class A *	29,585	1,230,440
Paycom Software, Inc. *	11,261	1,378,910
PTC, Inc. *	17,229	1,428,284
RealPage, Inc. *	9,828	473,611
RingCentral, Inc., Class A *	20,590	1,697,440
salesforce.com, Inc. *	52,334	7,168,188
ServiceNow, Inc. *	17,172	3,057,475
Splunk, Inc. *	17,664	1,852,070
SS&C Technologies Holdings, Inc.	16,904	762,539
Synopsys, Inc. *	10,828	912,151
Tableau Software, Inc., Class A *	14,524	1,742,880
Ultimate Software Group, Inc. (The) *	5,637	1,380,332
VMware, Inc., Class A(b)	29,673	4,069,059
Zendesk, Inc. *	29,087	1,697,808

		96,130,478

Specialty Retail - 3.8%
Advance Auto Parts, Inc.	6,008	946,020
AutoZone, Inc. *	535	448,512
Best Buy Co., Inc.	24,087	1,275,648
Burlington Stores, Inc. *	16,994	2,764,414
Dick’s Sporting Goods, Inc.	7,231	225,607
Foot Locker, Inc.	11,349	603,767
Home Depot, Inc. (The)	36,693	6,304,591
Lowe’s Cos., Inc.	53,898	4,978,019
Michaels Cos., Inc. (The) *	21,313	288,578
O’Reilly Automotive, Inc. *	6,200	2,134,846
Ross Stores, Inc.	28,499	2,371,117
Tiffany & Co.	8,551	688,441
TJX Cos., Inc. (The)	91,164	4,078,677
Tractor Supply Co.	9,186	766,480
Ulta Beauty, Inc. *	2,899	709,791
Urban Outfitters, Inc. *	34,289	1,138,395
Williams-Sonoma, Inc.(b)	8,598	433,769

		30,156,672

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	244,818	38,617,591
Dell Technologies, Inc., Class C *	6,955	339,891
Hewlett Packard Enterprise Co.	19,636	259,392
HP, Inc.	54,431	1,113,658
NetApp, Inc.	25,407	1,516,036
Pure Storage, Inc., Class A *	39,834	640,531

		42,487,099

Textiles, Apparel & Luxury Goods - 2.0%
Carter’s, Inc.	4,817	393,164
Columbia Sportswear Co.	4,328	363,942
Lululemon Athletica, Inc. *	19,228	2,338,317
NIKE, Inc., Class B	113,690	8,428,977
Ralph Lauren Corp.	14,148	1,463,752

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 2.0% (continued)
Tapestry, Inc.	17,800	$600,750
Under Armour, Inc., Class A *(b)	26,123	461,593
VF Corp.	28,322	2,020,491

		16,070,986

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	662,540

Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc., Class A	4,795	368,831
Watsco, Inc.	3,619	503,548
WW Grainger, Inc.	3,457	976,119

		1,848,498

Water Utilities - 0.2%
American Water Works Co., Inc.	12,675	1,150,510
Aqua America, Inc.	15,473	529,022

		1,679,532

Wireless Telecommunication Services - 0.1%
United States Cellular Corp. *	12,358	642,245

TOTAL COMMON STOCKS (Cost $636,837,866)		768,585,541

SHORT-TERM INVESTMENTS - 3.3%

INVESTMENT COMPANIES - 3.3%
Limited Purpose Cash Investment Fund, 2.50%(c)
(Cost $26,139,903)	26,142,518	26,142,518

SECURITIES LENDING COLLATERAL - 1.0%

Investment Companies - 1.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32%(c)(d)	1,093,942	1,093,942
Limited Purpose Cash Investment Fund 2.50%(c)(d)	6,976,083	6,976,083

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,070,025)		8,070,025

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.9% (Cost $671,047,794)		802,798,084

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%(e)		(6,867,576)

NET ASSETS - 100.0%		$795,930,508

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$33,462,176	4.2%
Consumer Discretionary	118,416,398	14.9
Consumer Staples	26,691,838	3.4
Energy	27,130,606	3.4
Financials	73,712,433	9.3
Health Care	139,173,133	17.5
Industrials	71,971,036	9.0
Information Technology	239,111,409	30.0
Materials	9,584,017	1.2
Real Estate	14,408,939	1.8
Utilities	14,923,556	1.9
Short-Term Investments	26,142,518	3.3
Securities Lending Collateral	8,070,025	1.0

Total Investments In Securities At Value	802,798,084	100.9
Liabilities in Excess of Other Assets(e)	(6,867,576)	(0.9)

Net Assets	$795,930,508	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $7,844,046.
(c)	Represents 7-day effective yield as of December 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4)

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	164	3/2019	USD	$20,542,640	$(152,737)

					$(152,737)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$1,392,704	$1,392,704

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 1.3%
AAR Corp.	4,615	$172,324
Aerojet Rocketdyne Holdings, Inc. *	5,973	210,429
Aerovironment, Inc. *	8,444	573,770
Axon Enterprise, Inc. *	19,224	841,050
Cubic Corp.	6,877	369,570
Ducommun, Inc. *	7,860	285,475
KeyW Holding Corp. (The) *(a)	14,833	99,233
Kratos Defense & Security Solutions, Inc. *	5,564	78,397
Moog, Inc., Class A	2,268	175,724
National Presto Industries, Inc.	1,715	200,518
Vectrus, Inc. *	4,424	95,470
Wesco Aircraft Holdings, Inc. *	24,054	190,026

		3,291,986

Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc. *	9,311	189,293

Airlines - 0.8%
SkyWest, Inc.	15,758	700,758
Spirit Airlines, Inc. *	20,301	1,175,834

		1,876,592

Auto Components - 0.7%
Dorman Products, Inc. *	3,132	281,943
Fox Factory Holding Corp. *	10,054	591,879
Gentherm, Inc. *	7,520	300,649
Modine Manufacturing Co. *	7,558	81,702
Standard Motor Products, Inc.	2,693	130,422
Stoneridge, Inc. *	11,940	294,321

		1,680,916

Banks - 2.8%
1st Source Corp.	2,393	96,534
BancFirst Corp.	6,265	312,623
Bancorp, Inc. (The) *	13,272	105,645
Boston Private Financial Holdings, Inc.	6,848	72,383
Bryn Mawr Bank Corp.	2,789	95,941
Camden National Corp.	3,937	141,614
Carolina Financial Corp.	3,130	92,617
Central Pacific Financial Corp.	3,821	93,041
Community Bank System, Inc.	5,294	308,640
ConnectOne Bancorp, Inc.	6,347	117,229
Enterprise Financial Services Corp.	2,473	93,059
First Bancorp/NC	3,745	122,312
First Bancorp/PR	72,124	620,266
First Financial Bankshares, Inc.	16,307	940,751
First Interstate BancSystem, Inc., Class A	1,953	71,402
German American Bancorp, Inc.	3,585	99,555
Glacier Bancorp, Inc.	13,676	541,843
Great Southern Bancorp, Inc.	3,025	139,241

INVESTMENTS	SHARES	VALUE ($)
Banks - 2.8% (continued)
Independent Bank Corp./MA	2,299	$161,643
Independent Bank Corp./MI	8,381	176,169
Lakeland Bancorp, Inc.	12,306	182,252
Lakeland Financial Corp.	3,172	127,387
OFG Bancorp	25,352	417,294
Opus Bank	4,849	94,992
Preferred Bank	2,336	101,266
QCR Holdings, Inc.	3,458	110,967
Republic First Bancorp, Inc. *	26,467	158,008
ServisFirst Bancshares, Inc.	4,186	133,408
Southside Bancshares, Inc.	2,622	83,248
Stock Yards Bancorp, Inc.	4,504	147,731
Tompkins Financial Corp.	1,707	128,042
Towne Bank	6,743	161,495
TriState Capital Holdings, Inc. *	7,060	137,388
Triumph Bancorp, Inc. *	7,941	235,848
Washington Trust Bancorp, Inc.	2,583	122,770

		6,744,604

Beverages - 0.5%
Boston Beer Co., Inc. (The), Class A*	3,550	854,982
Craft Brew Alliance, Inc. *	11,410	163,277
Primo Water Corp. *	9,780	137,018

		1,155,277

Biotechnology - 9.1%
Acceleron Pharma, Inc. *	8,671	377,622
Adverum Biotechnologies, Inc. *	40,471	127,484
Aeglea BioTherapeutics, Inc. *	24,559	183,947
Alder Biopharmaceuticals, Inc. *	23,423	240,086
Aldeyra Therapeutics, Inc. *	10,462	86,834
AMAG Pharmaceuticals, Inc. *	11,172	169,703
AnaptysBio, Inc. *	3,214	205,021
Arbutus Biopharma Corp. (Canada)*	39,727	152,154
Arena Pharmaceuticals, Inc. *	11,340	441,693
ArQule, Inc. *	99,194	274,767
Array BioPharma, Inc. *	64,222	915,163
Arrowhead Pharmaceuticals, Inc. *(a)	37,240	462,521
Atara Biotherapeutics, Inc. *	17,170	596,486
Athersys, Inc. *	54,239	78,104
Audentes Therapeutics, Inc. *	5,380	114,701
Avid Bioservices, Inc. *	25,915	106,251
BioCryst Pharmaceuticals, Inc. *	42,866	345,929
Cara Therapeutics, Inc. *(a)	8,667	112,671
CareDx, Inc. *	19,316	485,604
CASI Pharmaceuticals, Inc. *(a)	65,581	263,636
Catalyst Biosciences, Inc. *	22,803	179,916
Catalyst Pharmaceuticals, Inc. *	39,283	75,423
Cellular Biomedicine Group, Inc. *	4,207	74,296
ChemoCentryx, Inc. *	18,847	205,621
Coherus Biosciences, Inc. *	21,670	196,113
Concert Pharmaceuticals, Inc. *	9,254	116,138
CTI BioPharma Corp. *	7,700	5,649
Dicerna Pharmaceuticals, Inc. *	36,665	391,949
Emergent BioSolutions, Inc. *	15,669	928,858
Enanta Pharmaceuticals, Inc. *	6,042	427,955

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 9.1% (continued)
Fate Therapeutics, Inc. *	32,209	$413,241
Fennec Pharmaceuticals, Inc. (Canada)*	113	721
G1 Therapeutics, Inc. *	13,159	251,995
Genomic Health, Inc. *	12,814	825,350
Geron Corp. *(a)	86,930	86,930
Global Blood Therapeutics, Inc. *	6,515	267,441
Halozyme Therapeutics, Inc. *	5,148	75,315
ImmunoGen, Inc. *	28,088	134,822
Immunomedics, Inc. *	49,893	711,973
Insys Therapeutics, Inc. *(a)	23,680	82,880
Intercept Pharmaceuticals, Inc. *	9,181	925,353
Invitae Corp. *	22,898	253,252
Iovance Biotherapeutics, Inc. *	24,757	219,099
Karyopharm Therapeutics, Inc. *	19,719	184,767
Kindred Biosciences, Inc. *	17,847	195,425
Kura Oncology, Inc. *	6,974	97,915
Ligand Pharmaceuticals, Inc. *	5,044	684,471
Loxo Oncology, Inc. *	7,824	1,095,908
Madrigal Pharmaceuticals, Inc. *(a)	3,922	442,088
Mirati Therapeutics, Inc. *	12,783	542,255
Momenta Pharmaceuticals, Inc. *	14,700	162,288
Myriad Genetics, Inc. *	15,056	437,678
Natera, Inc. *	22,456	313,486
Novavax, Inc. *(a)	131,415	241,804
Ohr Pharmaceutical, Inc. *	7,600	654
PDL BioPharma, Inc. *	45,576	132,170
PTC Therapeutics, Inc. *	17,330	594,766
Ra Pharmaceuticals, Inc. *	5,161	93,930
REGENXBIO, Inc. *	11,800	495,010
Repligen Corp. *	12,855	677,973
Retrophin, Inc. *	4,202	95,091
Rigel Pharmaceuticals, Inc. *	39,390	90,597
Savara, Inc. *	14,983	113,421
Sorrento Therapeutics, Inc. *(a)	73,542	176,501
Stemline Therapeutics, Inc. *	10,555	100,272
T2 Biosystems, Inc. *	35,903	108,068
Ultragenyx Pharmaceutical, Inc. *	7,243	314,926
Vanda Pharmaceuticals, Inc. *	12,244	319,936
Verastem, Inc. *(a)	46,966	157,806
Vericel Corp. *	29,701	516,797
Viking Therapeutics, Inc. *(a)	25,669	196,368
Xencor, Inc. *	20,925	756,648
XOMA Corp. *(a)	6,420	81,213
Zafgen, Inc. *	46,576	230,551

		22,241,450

Building Products - 1.2%
AAON, Inc.	5,299	185,783
Advanced Drainage Systems, Inc.	15,644	379,367
Continental Building Products, Inc. *	5,117	130,228
Gibraltar Industries, Inc. *	6,592	234,609
Insteel Industries, Inc.	5,358	130,092
PGT Innovations, Inc. *	17,826	282,542
Simpson Manufacturing Co., Inc.	10,384	562,086

INVESTMENTS	SHARES	VALUE ($)
Building Products - 1.2% (continued)
Trex Co., Inc. *	15,736	$934,089

		2,838,796

Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	4,410	97,505
B. Riley Financial, Inc.	12,270	174,234
Blucora, Inc. *	17,229	458,980
Diamond Hill Investment Group, Inc.	1,290	192,790
GAIN Capital Holdings, Inc.	17,273	106,402
Greenhill & Co., Inc.(a)	9,469	231,044
Hamilton Lane, Inc., Class A	23,261	860,657
Houlihan Lokey, Inc.	3,478	127,990
Moelis & Co., Class A	10,942	376,186
Oppenheimer Holdings, Inc., Class A	5,134	131,174
Piper Jaffray Cos.	2,259	148,733
PJT Partners, Inc., Class A	11,879	460,430

		3,366,125

Chemicals - 1.0%
American Vanguard Corp.	8,397	127,550
Amyris, Inc. *(a)	50,019	167,064
Balchem Corp.	4,612	361,350
Chase Corp.	998	99,850
Ingevity Corp. *	12,605	1,054,912
Innospec, Inc.	2,779	171,631
Intrepid Potash, Inc. *	31,374	81,572
Quaker Chemical Corp.	2,084	370,348
Rayonier Advanced Materials, Inc.	9,952	105,989

		2,540,266

Commercial Services & Supplies - 2.3%
Brady Corp., Class A	9,412	409,046
Casella Waste Systems, Inc., Class A*	26,527	755,754
Cimpress NV (Netherlands)*	4,823	498,795
Ennis, Inc.	10,681	205,609
HNI Corp.	2,037	72,171
Interface, Inc.	6,176	88,008
Kimball International, Inc., Class B	9,927	140,864
McGrath RentCorp	8,832	454,671
Mobile Mini, Inc.	11,662	370,269
MSA Safety, Inc.	8,067	760,476
SP Plus Corp. *	4,630	136,770
Steelcase, Inc., Class A	12,223	181,267
Team, Inc. *	13,546	198,449
Tetra Tech, Inc.	9,865	510,711
UniFirst Corp.	1,700	243,219
US Ecology, Inc.	5,243	330,204
Viad Corp.	3,482	174,413

		5,530,696

Communications Equipment - 1.3%
CalAmp Corp. *	8,123	105,680
Calix, Inc. *	20,178	196,736
Ciena Corp. *	45,612	1,546,703
Comtech Telecommunications Corp.	13,954	339,640
Harmonic, Inc. *(a)	55,000	259,600
NETGEAR, Inc. *	1,799	93,602
Plantronics, Inc.	6,968	230,641

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 1.3% (continued)
Viavi Solutions, Inc. *	44,964	$451,888

		3,224,490

Construction & Engineering - 0.6%
Aegion Corp. *	6,788	110,780
Ameresco, Inc., Class A *	20,297	286,188
Comfort Systems USA, Inc.	9,447	412,645
HC2 Holdings, Inc. *	27,896	73,645
MYR Group, Inc. *	3,964	111,666
NV5 Global, Inc. *	5,723	346,528
Primoris Services Corp.	5,764	110,265

		1,451,717

Construction Materials - 0.0%(b)
Forterra, Inc. *	22,783	85,664

Consumer Finance - 1.4%
Enova International, Inc. *	16,676	324,515
EZCORP, Inc., Class A *	11,547	89,258
FirstCash, Inc.	12,246	885,998
Green Dot Corp., Class A *	15,251	1,212,760
Nelnet, Inc., Class A	4,744	248,301
PRA Group, Inc. *	4,694	114,393
Regional Management Corp. *	7,164	172,294
World Acceptance Corp. *	3,717	380,100

		3,427,619

Containers & Packaging - 0.0%(b)
Greif, Inc., Class A	2,165	80,343

Diversified Consumer Services - 1.7%
Adtalem Global Education, Inc. *	15,175	718,081
American Public Education, Inc. *	8,656	246,350
Career Education Corp. *	35,599	406,541
Carriage Services, Inc.	7,513	116,451
Chegg, Inc. *	37,755	1,072,997
K12, Inc. *	10,436	258,708
Laureate Education, Inc., Class A *	18,408	280,538
Regis Corp. *	12,677	214,875
Strategic Education, Inc.	4,796	543,962
Weight Watchers International, Inc. *	10,361	399,417

		4,257,920

Diversified Financial Services - 0.2%
Cannae Holdings, Inc. *	13,420	229,751
On Deck Capital, Inc. *	36,016	212,494

		442,245

Diversified Telecommunication Services - 1.0%
ATN International, Inc.	4,090	292,558
Cogent Communications Holdings, Inc.	1,608	72,698
Intelsat SA *	37,240	796,563
Iridium Communications, Inc. *	35,932	662,945
Ooma, Inc. *	9,728	135,025
Vonage Holdings Corp. *	62,143	542,508

		2,502,297

Electric Utilities - 0.5%
IDACORP, Inc.	4,266	396,994

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 0.5% (continued)
Otter Tail Corp.	4,443	$220,550
PNM Resources, Inc.	4,654	191,233
Portland General Electric Co.	8,472	388,441
Spark Energy, Inc., Class A(a)	13,595	101,011

		1,298,229

Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	5,795	258,979
Atkore International Group, Inc. *	6,254	124,079
EnerSys	7,146	554,601
Enphase Energy, Inc. *(a)	73,985	349,949
Generac Holdings, Inc. *	8,883	441,485
Plug Power, Inc. *(a)	80,747	100,126
Sunrun, Inc. *	44,726	487,066
TPI Composites, Inc. *	10,905	268,045
Vicor Corp. *	15,354	580,228
Vivint Solar, Inc. *	39,859	151,863

		3,316,421

Electronic Equipment, Instruments & Components - 1.4%
AVX Corp.	12,390	188,948
Badger Meter, Inc.	3,686	181,388
Control4 Corp. *	4,792	84,339
CTS Corp.	12,200	315,858
ePlus, Inc. *	1,522	108,321
Fabrinet (Thailand) *	10,043	515,306
FARO Technologies, Inc. *	6,012	244,328
Insight Enterprises, Inc. *	5,052	205,869
Mesa Laboratories, Inc.	1,267	264,030
Novanta, Inc. *	11,994	755,622
PAR Technology Corp. *	11,163	242,795
PC Connection, Inc.	4,953	147,253
Vishay Precision Group, Inc. *	6,027	182,196

		3,436,253

Energy Equipment & Services - 0.8%
Frank’s International NV *	22,355	116,693
Helix Energy Solutions Group, Inc. *	39,001	210,995
ION Geophysical Corp. *	16,614	86,060
Mammoth Energy Services, Inc.	16,848	302,927
Matrix Service Co. *	17,996	322,848
Newpark Resources, Inc. *	12,825	88,108
Noble Corp. plc *	53,812	140,987
Oil States International, Inc. *	8,042	114,840
Pioneer Energy Services Corp. *	69,939	86,025
Profire Energy, Inc. *	58,564	84,918
SEACOR Holdings, Inc. *	5,397	199,689
TETRA Technologies, Inc. *	68,748	115,497
Unit Corp. *	7,606	108,614

		1,978,201

Entertainment - 1.3%
AMC Entertainment Holdings, Inc., Class A	24,101	295,960
Glu Mobile, Inc. *	67,978	548,583
Liberty Media Corp.-Liberty Braves, Class C *	6,881	171,268
Marcus Corp. (The)	8,258	326,191
Rosetta Stone, Inc. *	8,771	143,844

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Entertainment - 1.3% (continued)
World Wrestling Entertainment, Inc., Class A	23,087	$1,725,061

		3,210,907

Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust	3,195	75,913
Agree Realty Corp.	4,526	267,577
American Assets Trust, Inc.	1,986	79,778
CareTrust REIT, Inc.	3,835	70,794
Chesapeake Lodging Trust	5,682	138,357
Community Healthcare Trust, Inc.	6,453	186,040
CorePoint Lodging, Inc.	9,519	116,608
EastGroup Properties, Inc.	5,003	458,925
Global Net Lease, Inc.	4,027	70,956
Innovative Industrial Properties, Inc.(a)	10,406	472,328
Jernigan Capital, Inc.	8,682	172,077
LTC Properties, Inc.	1,791	74,649
Monmouth Real Estate Investment Corp.	9,260	114,824
National Health Investors, Inc.	3,161	238,782
National Storage Affiliates Trust	5,807	153,653
NexPoint Residential Trust, Inc.	13,524	474,016
Pebblebrook Hotel Trust	3,172	89,799
PS Business Parks, Inc.	1,761	230,691
Rexford Industrial Realty, Inc.	8,679	255,770
Ryman Hospitality Properties, Inc.	13,006	867,370
Sabra Health Care REIT, Inc.	28,421	468,378
STAG Industrial, Inc.	4,629	115,170
Terreno Realty Corp.	9,108	320,328
Tier REIT, Inc.	5,909	121,903
UMH Properties, Inc.	9,125	108,040
Xenia Hotels & Resorts, Inc.	15,835	272,362

		6,015,088

Food & Staples Retailing - 0.4%
Chefs’ Warehouse, Inc. (The) *	15,885	508,002
Ingles Markets, Inc., Class A	2,840	77,305
Natural Grocers by Vitamin Cottage, Inc. *	18,044	276,614
Performance Food Group Co. *	5,617	181,261

		1,043,182

Food Products - 1.5%
Calavo Growers, Inc.(a)	4,615	336,710
Cal-Maine Foods, Inc.	6,685	282,776
Darling Ingredients, Inc. *	18,334	352,746
Freshpet, Inc. *	17,006	546,913
John B Sanfilippo & Son, Inc.	2,196	122,229
Lancaster Colony Corp.	8,708	1,540,097
Simply Good Foods Co. (The) *	27,518	520,090

		3,701,561

Gas Utilities - 0.7%
Chesapeake Utilities Corp.	2,140	173,982
New Jersey Resources Corp.	13,275	606,269
Northwest Natural Holding Co.	1,188	71,827
ONE Gas, Inc.	5,818	463,113

INVESTMENTS	SHARES	VALUE ($)
Gas Utilities - 0.7% (continued)
Spire, Inc.	3,864	$286,245

		1,601,436

Health Care Equipment & Supplies - 7.0%
Antares Pharma, Inc. *	36,080	98,138
AtriCure, Inc. *	10,507	321,514
Atrion Corp.	182	134,877
Avanos Medical, Inc. *	12,564	562,742
AxoGen, Inc. *	12,473	254,823
Cardiovascular Systems, Inc. *	3,684	104,957
Cerus Corp. *	74,489	377,659
CONMED Corp.	7,214	463,139
CryoLife, Inc. *	13,209	374,871
CryoPort, Inc. *(a)	24,629	271,658
CytoSorbents Corp. *	27,542	222,539
Glaukos Corp. *	10,015	562,543
Globus Medical, Inc., Class A *	28,378	1,228,200
Haemonetics Corp. *	18,096	1,810,505
Inogen, Inc. *	5,314	659,839
Integer Holdings Corp. *	10,594	807,898
IntriCon Corp. *	7,003	184,739
iRadimed Corp. *	6,247	152,802
iRhythm Technologies, Inc. *	8,144	565,845
LivaNova plc *	13,311	1,217,557
Meridian Bioscience, Inc.	4,678	81,210
Merit Medical Systems, Inc. *	14,530	810,919
Neogen Corp. *	9,342	532,494
Novocure Ltd. *	27,986	936,971
NuVasive, Inc. *	6,048	299,739
Nuvectra Corp. *	9,786	159,903
Orthofix Medical, Inc. *	3,293	172,850
Quidel Corp. *	12,341	602,488
Senseonics Holdings, Inc. *(a)	54,481	141,106
Sientra, Inc. *	13,565	172,411
STAAR Surgical Co. *	18,243	582,134
Surmodics, Inc. *	6,370	301,046
Tactile Systems Technology, Inc. *	8,887	404,803
Tandem Diabetes Care, Inc. *	20,844	791,447
TransEnterix, Inc. *(a)	88,896	200,905
ViewRay, Inc. *	17,516	106,322
Wright Medical Group NV *(a)	14,897	405,496

		17,079,089

Health Care Providers & Services - 3.2%
Addus HomeCare Corp. *	6,326	429,409
Amedisys, Inc. *	10,148	1,188,432
American Renal Associates Holdings, Inc. *	6,696	77,138
AMN Healthcare Services, Inc. *	1,717	97,285
BioTelemetry, Inc. *	10,027	598,812
CorVel Corp. *	5,062	312,427
Cross Country Healthcare, Inc. *	14,589	106,937
Ensign Group, Inc. (The)	16,839	653,185
HealthEquity, Inc. *	16,290	971,699
LHC Group, Inc. *	8,171	767,094
MedCath Corp.(3) *(c)	10,300	—
National HealthCare Corp.	1,886	147,957

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 3.2% (continued)
PetIQ, Inc. *	8,719	$204,635
Providence Service Corp. (The) *	4,751	285,155
Quorum Health Corp. *	22,014	63,620
R1 RCM, Inc. *	59,832	475,664
RadNet, Inc. *	26,958	274,163
Select Medical Holdings Corp. *	8,226	126,269
Tenet Healthcare Corp. *	33,343	571,499
Triple-S Management Corp., Class B *	4,752	82,637
US Physical Therapy, Inc.	3,691	377,774

		7,811,791

Health Care Technology - 1.6%
Evolent Health, Inc., Class A *	23,465	468,127
HealthStream, Inc.	3,591	86,723
HMS Holdings Corp. *	27,013	759,876
NextGen Healthcare Information Systems LLC *	12,397	187,814
Omnicell, Inc. *	11,504	704,505
Tabula Rasa HealthCare, Inc. *	8,471	540,111
Teladoc Health, Inc. *	17,514	868,169
Vocera Communications, Inc. *	4,752	186,991

		3,802,316

Hotels, Restaurants & Leisure - 4.6%
BBX Capital Corp.	17,077	97,851
BJ’s Restaurants, Inc.	10,520	531,996
Bloomin’ Brands, Inc.	4,652	83,224
Bojangles’, Inc. *	4,311	69,321
Brinker International, Inc.(a)	11,751	516,809
Carrols Restaurant Group, Inc. *	11,164	109,854
Churchill Downs, Inc.	3,618	882,575
Cracker Barrel Old Country Store, Inc.	1,686	269,524
Dave & Buster’s Entertainment, Inc.	4,131	184,077
Del Taco Restaurants, Inc. *	12,276	122,637
Denny’s Corp. *	16,550	268,276
Dine Brands Global, Inc.	8,292	558,383
Drive Shack, Inc. *	36,066	141,379
Eldorado Resorts, Inc. *	18,676	676,258
Fiesta Restaurant Group, Inc. *	9,949	154,309
International Speedway Corp., Class A	2,491	109,255
Monarch Casino & Resort, Inc. *	4,482	170,943
Noodles & Co. *	40,637	284,053
Penn National Gaming, Inc. *	5,341	100,571
Planet Fitness, Inc., Class A *	30,275	1,623,346
RCI Hospitality Holdings, Inc.	10,727	239,534
Red Lion Hotels Corp. *	10,911	89,470
Red Rock Resorts, Inc., Class A	9,995	202,998
Ruth’s Hospitality Group, Inc.	9,641	219,140
SeaWorld Entertainment, Inc. *	31,379	693,162
Shake Shack, Inc., Class A *	12,973	589,234
Texas Roadhouse, Inc.	19,057	1,137,703
Town Sports International Holdings, Inc. *	23,172	148,301
Wingstop, Inc.	12,989	833,764

		11,107,947

INVESTMENTS	SHARES	VALUE ($)
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	7,356	$147,414
Cavco Industries, Inc. *	1,906	248,504
Helen of Troy Ltd. *	8,908	1,168,552
Hooker Furniture Corp.	3,550	93,507
iRobot Corp. *	3,428	287,061
Turtle Beach Corp. *	15,705	224,110

		2,169,148

Household Products - 0.4%
Central Garden & Pet Co., Class A *	3,401	106,281
WD-40 Co.(a)	4,518	827,969

		934,250

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	6,777	245,260

Insurance - 3.2%
Ambac Financial Group, Inc. *	8,271	142,592
AMERISAFE, Inc.	3,029	171,714
Argo Group International Holdings Ltd.	3,662	246,270
eHealth, Inc. *	4,221	162,171
Employers Holdings, Inc.	1,765	74,077
Enstar Group Ltd. *	444	74,401
FBL Financial Group, Inc., Class A	5,756	377,881
Health Insurance Innovations, Inc., Class A *(a)	5,132	137,178
Heritage Insurance Holdings, Inc.	11,635	171,267
James River Group Holdings Ltd.	2,016	73,665
Kemper Corp.	17,970	1,192,849
Kinsale Capital Group, Inc.	8,421	467,871
MBIA, Inc. *	17,501	156,109
National General Holdings Corp.	24,154	584,768
National Western Life Group, Inc., Class A	374	112,462
Primerica, Inc.	12,672	1,238,181
RLI Corp.	10,906	752,405
Safety Insurance Group, Inc.	1,836	150,203
Selective Insurance Group, Inc.	7,863	479,171
Trupanion, Inc. *(a)	4,807	122,386
United Fire Group, Inc.	5,138	284,902
United Insurance Holdings Corp.	12,453	206,969
Universal Insurance Holdings, Inc.	13,196	500,392

		7,879,884

Interactive Media & Services - 0.4%
Care.com, Inc. *	12,036	232,415
Liberty TripAdvisor Holdings, Inc., Class A *	15,136	240,511
QuinStreet, Inc. *	27,585	447,705
Travelzoo *	12,075	118,697

		1,039,328

Internet & Direct Marketing Retail - 1.3%
Duluth Holdings, Inc., Class B *	7,456	188,115
Etsy, Inc. *	40,319	1,917,975
Gaia, Inc. *(a)	12,901	133,654
Lands’ End, Inc. *(a)	14,644	208,091

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Internet & Direct Marketing Retail - 1.3% (continued)
Quotient Technology, Inc. *	10,253	$109,502
Shutterfly, Inc. *	10,516	423,374
Shutterstock, Inc.	7,145	257,292

		3,238,003

IT Services - 2.0%
Brightcove, Inc. *	14,222	100,123
CACI International, Inc., Class A *	7,153	1,030,247
Carbonite, Inc. *	12,693	320,625
Cardtronics plc, Class A *	12,286	319,436
CSG Systems International, Inc.	3,860	122,632
EVERTEC, Inc.	23,705	680,333
ExlService Holdings, Inc. *	2,232	117,448
Hackett Group, Inc. (The)	15,924	254,943
ManTech International Corp., Class A	12,567	657,191
MAXIMUS, Inc.	1,808	117,683
Perficient, Inc. *	7,395	164,613
Travelport Worldwide Ltd.	12,631	197,296
TTEC Holdings, Inc.	4,738	135,365
Tucows, Inc., Class A *	1,464	87,928
Unisys Corp. *	23,079	268,409
Virtusa Corp. *	9,677	412,143

		4,986,415

Leisure Products - 0.7%
Acushnet Holdings Corp.	15,224	320,770
Callaway Golf Co.	29,415	450,049
Johnson Outdoors, Inc., Class A	4,792	281,482
Malibu Boats, Inc., Class A *	9,850	342,780
MasterCraft Boat Holdings, Inc. *	8,783	164,242
Sturm Ruger & Co., Inc.	2,576	137,095

		1,696,418

Life Sciences Tools & Services - 1.0%
Codexis, Inc. *	33,591	560,970
Fluidigm Corp. *	20,796	179,262
Luminex Corp.	8,859	204,731
Medpace Holdings, Inc. *	11,707	619,652
NanoString Technologies, Inc. *	8,039	119,218
NeoGenomics, Inc. *	33,222	418,929
Syneos Health, Inc. *	8,488	334,003

		2,436,765

Machinery - 2.4%
Albany International Corp., Class A	6,350	396,430
Barnes Group, Inc.	1,979	106,114
Chart Industries, Inc. *	11,258	732,108
Columbus McKinnon Corp.	3,124	94,157
Commercial Vehicle Group, Inc. *	14,417	82,177
DMC Global, Inc.	11,504	404,020
Douglas Dynamics, Inc.	4,221	151,492
ESCO Technologies, Inc.	1,780	117,391
Federal Signal Corp.	13,957	277,744
Franklin Electric Co., Inc.	1,986	85,160
Global Brass & Copper Holdings, Inc.	3,075	77,336
Harsco Corp. *	25,769	511,772
Hillenbrand, Inc.	9,547	362,118
Kadant, Inc.	1,365	111,193
Proto Labs, Inc. *	8,193	924,088

INVESTMENTS	SHARES	VALUE ($)
Machinery - 2.4% (continued)
RBC Bearings, Inc. *	2,166	$283,963
Rexnord Corp. *	15,889	364,653
SPX Corp. *	6,678	187,051
SPX FLOW, Inc. *	3,945	120,007
Standex International Corp.	1,182	79,407
Sun Hydraulics Corp.	3,146	104,416
TriMas Corp. *	4,367	119,175
Watts Water Technologies, Inc., Class A	2,690	173,586
Woodward, Inc.	1,197	88,925

		5,954,483

Marine - 0.2%
Genco Shipping & Trading Ltd. *	13,539	106,823
Matson, Inc.	9,445	302,429
Safe Bulkers, Inc. (Greece) *	50,993	90,767

		500,019

Media - 1.2%
EW Scripps Co. (The), Class A	8,032	126,343
Gannett Co., Inc.	19,937	170,063
Gray Television, Inc. *	7,763	114,427
MSG Networks, Inc., Class A *	18,159	427,826
National CineMedia, Inc.	20,851	135,114
New Media Investment Group, Inc.	12,241	141,628
New York Times Co. (The), Class A	39,366	877,468
Nexstar Media Group, Inc., Class A	8,998	707,603
Scholastic Corp.	3,111	125,249
TechTarget, Inc. *	18,476	225,592

		3,051,313

Metals & Mining - 0.9%
Allegheny Technologies, Inc. *	20,661	449,790
Carpenter Technology Corp.	5,265	187,486
Cleveland-Cliffs, Inc. *(a)	61,925	476,203
Gold Resource Corp.	34,240	136,960
Materion Corp.	7,121	320,374
Schnitzer Steel Industries, Inc., Class A	3,922	84,519
SunCoke Energy, Inc. *	10,996	94,016
Warrior Met Coal, Inc.	21,616	521,162

		2,270,510

Multiline Retail - 0.6%
Dillard’s, Inc., Class A(a)	6,361	383,632
Ollie’s Bargain Outlet Holdings, Inc. *	15,919	1,058,773

		1,442,405

Multi-Utilities - 0.4%
Black Hills Corp.	6,738	423,012
NorthWestern Corp.	5,097	302,966
Unitil Corp.	2,791	141,336

		867,314

Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. *	70,384	76,719
Arch Coal, Inc., Class A	1,898	157,515
Berry Petroleum Corp.	9,080	79,450
California Resources Corp. *	14,681	250,164
Carrizo Oil & Gas, Inc. *	11,326	127,871
CVR Energy, Inc.	29,385	1,013,195

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 2.0% (continued)
Delek US Holdings, Inc.	24,819	$806,866
Denbury Resources, Inc. *	151,403	258,899
Energy Fuels, Inc. *(a)	58,871	167,782
GasLog Ltd. (Monaco)	8,559	140,881
Northern Oil and Gas, Inc. *	153,397	346,677
Oasis Petroleum, Inc. *	24,231	133,997
Peabody Energy Corp.	13,685	417,119
Renewable Energy Group, Inc. *	16,230	417,111
REX American Resources Corp. *	1,920	130,771
Uranium Energy Corp. *	74,930	93,663
W&T Offshore, Inc. *	50,250	207,030

		4,825,710

Paper & Forest Products - 0.2%
Boise Cascade Co.	4,744	113,145
Verso Corp., Class A *	18,418	412,563

		525,708

Personal Products - 1.0%
Inter Parfums, Inc.	10,365	679,633
Medifast, Inc.	3,765	470,700
Revlon, Inc., Class A *(a)	7,432	187,212
USANA Health Sciences, Inc. *	10,185	1,199,080

		2,536,625

Pharmaceuticals - 2.4%
Akcea Therapeutics, Inc. *(a)	20,299	611,812
Amphastar Pharmaceuticals, Inc. *	6,875	136,813
ANI Pharmaceuticals, Inc. *	1,974	88,869
Collegium Pharmaceutical, Inc. *(a)	14,547	249,772
Cymabay Therapeutics, Inc. *	16,071	126,479
Endo International plc *	63,674	464,820
Horizon Pharma plc *	52,989	1,035,405
Innoviva, Inc. *	9,847	171,830
Intra-Cellular Therapies, Inc. *	14,734	167,820
MyoKardia, Inc. *	12,048	588,665
Pacira Pharmaceuticals, Inc. *	10,982	472,446
Phibro Animal Health Corp., Class A	10,376	333,692
Reata Pharmaceuticals, Inc., Class A *	9,226	517,579
Revance Therapeutics, Inc. *	4,370	87,968
Supernus Pharmaceuticals, Inc. *	3,418	113,546
WaVe Life Sciences Ltd. *(a)	10,977	461,473
Zogenix, Inc. *	4,956	180,696

		5,809,685

Professional Services - 3.1%
ASGN, Inc. *	14,467	788,452
Barrett Business Services, Inc.	2,777	158,983
CBIZ, Inc. *	11,492	226,392
CRA International, Inc.	8,044	342,272
Exponent, Inc.	15,441	783,013
FTI Consulting, Inc. *	15,026	1,001,333
Heidrick & Struggles International, Inc.	8,965	279,618
Huron Consulting Group, Inc. *	5,915	303,499
ICF International, Inc.	5,218	338,022
Insperity, Inc.	13,374	1,248,597
Kelly Services, Inc., Class A	4,082	83,599
Kforce, Inc.	10,385	321,104

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 3.1% (continued)
Korn/Ferry International	11,116	$439,527
Mistras Group, Inc. *	8,171	117,499
Navigant Consulting, Inc.	8,779	211,135
TriNet Group, Inc. *	18,475	775,026
Willdan Group, Inc. *	3,674	128,517

		7,546,588

Real Estate Management & Development - 0.4%
Kennedy-Wilson Holdings, Inc.	3,956	71,880
Marcus & Millichap, Inc. *	10,527	361,392
RMR Group, Inc. (The), Class A	9,458	502,031

		935,303

Road & Rail - 0.4%
ArcBest Corp.	8,749	299,741
Covenant Transportation Group, Inc., Class A *	5,770	110,784
Marten Transport Ltd.	11,748	190,200
Saia, Inc. *	1,561	87,135
Universal Logistics Holdings, Inc.	10,576	191,320
USA Truck, Inc. *	10,206	152,784

		1,031,964

Semiconductors & Semiconductor Equipment - 1.3%
Alpha & Omega Semiconductor Ltd. *	12,820	130,636
Cabot Microelectronics Corp.	4,267	406,858
Cree, Inc. *	17,268	738,639
Diodes, Inc. *	9,300	300,018
Lattice Semiconductor Corp. *	23,790	164,627
Nanometrics, Inc. *	3,094	84,559
NeoPhotonics Corp. *(a)	20,231	131,097
NVE Corp.	1,674	146,542
Photronics, Inc. *	17,287	167,338
Rudolph Technologies, Inc. *	6,345	129,882
Semtech Corp. *	16,490	756,396
Silicon Laboratories, Inc. *	1,229	96,858

		3,253,450

Software - 8.4%
8x8, Inc. *	24,115	435,035
ACI Worldwide, Inc. *	9,168	253,679
Alteryx, Inc., Class A *	20,607	1,225,498
Appfolio, Inc., Class A *	10,212	604,755
Benefitfocus, Inc. *	10,456	478,048
Blackline, Inc. *	14,232	582,800
Bottomline Technologies DE, Inc. *	17,122	821,856
Cision Ltd. *	10,829	126,699
CommVault Systems, Inc. *	1,236	73,035
Cornerstone OnDemand, Inc. *	12,469	628,812
Coupa Software, Inc. *	18,312	1,151,092
eGain Corp. *	35,045	230,246
Envestnet, Inc. *	6,516	320,522
Everbridge, Inc. *	12,006	681,461
Five9, Inc. *	20,691	904,610
HubSpot, Inc. *	11,478	1,443,129
LivePerson, Inc. *	28,960	546,186
MobileIron, Inc. *	34,224	157,088
Model N, Inc. *	12,062	159,580
New Relic, Inc. *	16,849	1,364,263

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Software - 8.4% (continued)
OneSpan, Inc. *	9,853	$127,596
Paylocity Holding Corp. *	14,644	881,715
Progress Software Corp.	3,617	128,367
PROS Holdings, Inc. *	10,938	343,453
Q2 Holdings, Inc. *	12,032	596,186
QAD, Inc., Class A	3,254	127,980
Qualys, Inc. *	13,863	1,036,121
Rapid7, Inc. *	19,291	601,108
SecureWorks Corp., Class A *	5,320	89,855
ShotSpotter, Inc. *	7,544	235,222
SPS Commerce, Inc. *	5,997	494,033
Trade Desk, Inc. (The), Class A *	12,698	1,473,730
Upland Software, Inc. *	12,620	343,012
Varonis Systems, Inc. *	8,851	468,218
Verint Systems, Inc. *	6,330	267,822
Workiva, Inc. *	12,211	438,253
Yext, Inc. *	26,413	392,233
Zix Corp. *	34,017	194,917

		20,428,215

Specialty Retail - 4.3%
Aaron’s, Inc.	12,544	527,475
Abercrombie & Fitch Co., Class A	15,055	301,853
American Eagle Outfitters, Inc.	49,317	953,298
America’s Car-Mart, Inc. *	4,344	314,723
Asbury Automotive Group, Inc. *	2,383	158,851
Ascena Retail Group, Inc. *	96,072	241,141
At Home Group, Inc. *	10,509	196,098
Boot Barn Holdings, Inc. *	13,273	226,039
Buckle, Inc. (The)(a)	13,063	252,638
Caleres, Inc.	5,755	160,162
Carvana Co. *(a)	33,729	1,103,275
Cato Corp. (The), Class A	7,921	113,033
Citi Trends, Inc.	7,878	160,632
Conn’s, Inc. *	4,801	90,547
Container Store Group, Inc. (The) *	34,053	162,433
DSW, Inc., Class A	23,814	588,206
Express, Inc. *	14,584	74,524
Five Below, Inc. *	15,402	1,575,933
Genesco, Inc. *	2,173	96,264
Guess?, Inc.	29,336	609,309
Haverty Furniture Cos., Inc.	5,451	102,370
Hibbett Sports, Inc. *	5,800	82,940
MarineMax, Inc. *	5,557	101,749
Monro, Inc.	7,110	488,812
RH *(a)	6,369	763,133
RTW RetailWinds, Inc. *	55,864	158,095
Sally Beauty Holdings, Inc. *	6,972	118,873
Shoe Carnival, Inc.	8,029	269,052
Tailored Brands, Inc.	12,085	164,839
Tilly’s, Inc., Class A	13,587	147,555
Zumiez, Inc. *	9,821	188,268

		10,492,120

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. *(a)	27,112	275,729
Cray, Inc. *	6,170	133,210

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 0.3% (continued)
Immersion Corp. *	12,745	$114,195
USA Technologies, Inc. *	30,103	117,101

		640,235

Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. *	32,843	853,261
Deckers Outdoor Corp. *	10,308	1,318,909
Fossil Group, Inc. *	19,239	302,630
G-III Apparel Group Ltd. *	13,798	384,826
Movado Group, Inc.	11,417	361,006
Oxford Industries, Inc.	3,833	272,296
Rocky Brands, Inc.	9,865	256,490
Steven Madden Ltd.	13,515	408,964
Unifi, Inc. *	5,876	134,208
Vera Bradley, Inc. *	20,099	172,248
Wolverine World Wide, Inc.	27,307	870,820

		5,335,658

Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. *(a)	4,025	101,350
Federal Agricultural Mortgage Corp., Class C	2,635	159,259
First Defiance Financial Corp.	6,000	147,060
Meridian Bancorp, Inc.	9,061	129,754
Meta Financial Group, Inc.	5,559	107,789
Mr Cooper Group, Inc. *	28,285	330,086
NMI Holdings, Inc., Class A *	25,972	463,600
Northfield Bancorp, Inc.	9,328	126,394
Northwest Bancshares, Inc.	4,251	72,012
PennyMac Financial Services, Inc.	7,231	153,731
Waterstone Financial, Inc.	21,385	358,413

		2,149,448

Tobacco - 0.3%
22nd Century Group, Inc. *(a)	30,167	75,116
Pyxus International, Inc. *(a)	7,800	92,508
Turning Point Brands, Inc.	10,547	287,089
Universal Corp.	4,309	233,333

		688,046

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	3,385	182,587
BlueLinx Holdings, Inc. *(a)	9,699	239,662
DXP Enterprises, Inc. *	4,397	122,412
GATX Corp.	8,705	616,401
Kaman Corp.	2,836	159,071
NOW, Inc. *	22,516	262,086
SiteOne Landscape Supply, Inc. *(a)	4,221	233,295
Systemax, Inc.	11,258	268,954
Textainer Group Holdings Ltd. (China) *	8,572	85,377
Titan Machinery, Inc. *	7,346	96,600
Veritiv Corp. *	3,438	85,847

		2,352,292

Water Utilities - 0.2%
American States Water Co.	4,974	333,457
AquaVenture Holdings Ltd. *	3,788	71,555
Middlesex Water Co.	2,990	159,517

		564,529

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	13,250	$272,553
NII Holdings, Inc. *(a)	60,844	268,322
Shenandoah Telecommunications Co.	5,201	230,144

		771,019

TOTAL COMMON STOCKS (Cost $229,698,812)		240,928,827

SHORT-TERM INVESTMENTS - 1.3%

INVESTMENT COMPANIES - 1.3%
Limited Purpose Cash Investment Fund, 2.50%(d) (Cost $3,014,741)	3,015,043	3,015,043

SECURITIES LENDING COLLATERAL - 4.2%

Investment Companies - 4.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (d)(e)	1,403,145	1,403,145
Limited Purpose Cash Investment Fund 2.50% (d)(e)	8,947,871	8,947,871

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,351,016)		10,351,016

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 104.2% (Cost $243,064,569)		254,294,886

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%(f)		(10,213,156)

NET ASSETS - 100.0%		$244,081,730

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$10,574,864	4.3%
Consumer Discretionary	41,420,535	17.0
Consumer Staples	10,058,941	4.1
Energy	6,803,911	2.8
Financials	24,009,926	9.8
Health Care	59,181,096	24.2
Industrials	36,126,107	14.8
Information Technology	35,969,058	14.7
Materials	5,502,491	2.3
Real Estate	6,950,391	2.9
Utilities	4,331,507	1.8
Short-Term Investments	3,015,043	1.3
Securities Lending Collateral	10,351,016	4.2

Total Investments In Securities At Value	254,294,886	104.2
Liabilities in Excess of Other Assets (f)	(10,213,156)	(4.2)

Net Assets	$244,081,730	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $9,936,806.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of December 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	13	3/2019	USD	$876,850	$42,993

					$42,993

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$157,561	$157,561

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.0%
Australia - 6.2%
AGL Energy Ltd.	23,781	$345,353
Alumina Ltd.	402,987	652,761
Aristocrat Leisure Ltd.	68,194	1,049,765
ASX Ltd.	10,855	458,676
AusNet Services	141,964	155,581
BHP Group plc	64,724	1,367,684
BlueScope Steel Ltd.	27,343	210,927
Brambles Ltd.	37,678	269,573
Caltex Australia Ltd.	8,959	160,737
CIMIC Group Ltd.	12,725	389,130
Coca-Cola Amatil Ltd.	36,317	209,461
Cochlear Ltd.	5,054	619,260
Coles Group Ltd. *	70,652	584,226
Computershare Ltd.	58,438	708,226
Crown Resorts Ltd.	23,014	192,335
CSL Ltd.	32,906	4,298,114
Flight Centre Travel Group Ltd.	14,095	426,256
Goodman Group, REIT	132,652	993,678
Incitec Pivot Ltd.	54,550	126,094
Insurance Australia Group Ltd.	112,369	554,228
Macquarie Group Ltd.	24,039	1,841,291
Medibank Pvt Ltd.	92,539	167,531
Mirvac Group, REIT	109,763	173,352
Oil Search Ltd.	71,438	359,834
Orica Ltd.	12,346	150,059
REA Group Ltd.	9,156	477,689
Rio Tinto plc	19,802	948,366
Santos Ltd.	178,197	687,240
SEEK Ltd.	16,003	190,919
Sonic Healthcare Ltd.	20,709	323,063
South32 Ltd.	122,694	291,866
Suncorp Group Ltd.	11,892	105,836
Treasury Wine Estates Ltd.	71,917	749,936
Wesfarmers Ltd.	70,652	1,605,119
Woodside Petroleum Ltd.	44,512	980,484
Woolworths Group Ltd.	11,148	231,254

		23,055,904

Austria - 0.3%
ANDRITZ AG	6,457	296,545
OMV AG	16,741	731,132

		1,027,677

Belgium - 1.1%
Ageas	18,084	814,063
Colruyt SA	17,160	1,223,870
Groupe Bruxelles Lambert SA	2,194	191,191
UCB SA	11,662	952,513
Umicore SA	24,852	991,720

		4,173,357

Canada - 8.7%
Alimentation Couche-Tard, Inc., Class B(1)	13,887	690,790
Aurora Cannabis, Inc. (1)*(a)	77,510	384,938
Bank of Montreal (1)	26,471	1,729,379
Bombardier, Inc., Class B (1)*(a)	175,473	260,922

INVESTMENTS	SHARES	VALUE ($)
Canada - 8.7% (continued)
Brookfield Asset Management, Inc., Class A (1)	45,437	$1,741,330
CAE, Inc. (1)	24,149	443,817
Canadian Imperial Bank of Commerce (1)	19,897	1,481,927
Canadian National Railway Co. (1)	32,276	2,390,438
Canadian Pacific Railway Ltd. (1)	9,523	1,689,754
Canadian Tire Corp. Ltd., Class A (1)	4,157	434,640
CCL Industries, Inc., Class B (1)	6,024	220,892
CGI Group, Inc., Class A (1)*	19,770	1,209,196
Constellation Software, Inc. (1)	2,165	1,385,809
Empire Co. Ltd., Class A (1)	29,872	630,830
Fairfax Financial Holdings Ltd. (1)	1,335	587,686
Finning International, Inc. (1)	10,747	187,356
Fortis, Inc. (1)	8,789	292,988
Husky Energy, Inc. (1)	37,601	388,624
Imperial Oil Ltd. (1)	23,654	599,320
International Petroleum Corp. *(a)	14,226	46,946
Magna International, Inc. (1)	4,818	218,702
Manulife Financial Corp. (1)	7,926	112,457
Methanex Corp. (1)	7,686	369,662
Metro, Inc. (1)	3,099	107,462
National Bank of Canada (1)	21,351	876,592
Nutrien Ltd. (1)	37,134	1,744,090
Onex Corp. (1)	2,666	145,193
Open Text Corp. (1)	11,527	375,734
Pembina Pipeline Corp. (1)	11,754	348,780
Restaurant Brands International, Inc. (1)	4,707	245,900
Rogers Communications, Inc., Class B (1)	18,217	933,535
Shopify, Inc., Class A (1)*(a)	10,762	1,488,249
SmartCentres REIT (1)	4,677	105,620
Sun Life Financial, Inc. (1)	24,189	802,461
Suncor Energy, Inc. (1)	75,319	2,103,658
Thomson Reuters Corp. (1)	8,442	407,692
Toronto-Dominion Bank (The) (1)	93,987	4,671,812
WSP Global, Inc. (1)	10,798	464,048

		32,319,229

Denmark - 1.9%
Carlsberg A/S, Class B	5,330	567,001
Chr Hansen Holding A/S	9,055	803,783
Coloplast A/S, Class B	7,576	704,686
DSV A/S	21,347	1,409,808
H Lundbeck A/S	2,433	107,083
Novo Nordisk A/S, Class B	20,026	919,736
Novozymes A/S, Class B	3,754	167,738
Orsted A/S (b)	24,922	1,667,725
Tryg A/S	15,092	380,635
William Demant Holding A/S *	16,574	471,892

		7,200,087

Finland - 1.3%
Fortum OYJ	59,695	1,306,686
Neste OYJ	14,615	1,131,531
Nokia OYJ	125,611	729,187
Stora Enso OYJ, Class R	36,423	422,278
UPM-Kymmene OYJ	48,553	1,229,062

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.3% (continued)
Wartsila OYJ Abp	9,217	$147,131

		4,965,875

France - 10.3%
Accor SA	3,636	154,619
Aeroports de Paris	624	118,327
Air Liquide SA	3,179	394,754
Airbus SE	33,677	3,210,760
AXA SA	23,258	501,952
Bouygues SA	5,122	183,925
Capgemini SE	10,168	1,011,361
Cie Generale des Etablissements Michelin SCA	4,645	457,193
CNP Assurances	10,550	223,940
Credit Agricole SA	24,445	263,088
Danone SA	2,756	194,250
Dassault Systemes SE	13,270	1,576,209
Edenred	14,443	531,921
Electricite de France SA	33,011	522,461
EssilorLuxottica SA	6,672	845,729
Hermes International	2,446	1,358,902
Ipsen SA	4,868	629,855
Kering SA	5,908	2,767,712
Legrand SA	2,988	168,919
L’Oreal SA	4,543	1,039,549
LVMH Moet Hennessy Louis Vuitton SE	16,345	4,785,422
Natixis SA	69,229	326,518
Orange SA	33,131	536,914
Pernod Ricard SA	4,394	721,146
Peugeot SA	17,342	369,867
Safran SA	17,156	2,057,605
Sanofi	19,869	1,723,634
Schneider Electric SE	10,401	705,513
SCOR SE	9,686	435,447
SEB SA	1,036	133,892
Sodexo SA	3,300	338,433
Teleperformance	1,125	179,966
Thales SA	10,010	1,169,741
TOTAL SA	98,500	5,195,394
Ubisoft Entertainment SA *	4,740	381,864
Veolia Environnement SA	28,559	584,866
Vinci SA	20,644	1,697,598
Vivendi SA	30,525	739,844

		38,239,090

Germany - 5.0%
adidas AG	8,503	1,777,034
Allianz SE (Registered)	2,875	577,747
Axel Springer SE	6,231	353,025
Beiersdorf AG	2,269	236,662
Delivery Hero SE *(b)	8,095	302,219
Deutsche Boerse AG	13,082	1,564,023
Deutsche Telekom AG (Registered)	34,126	580,030
Deutsche Wohnen SE	32,446	1,482,808
E.ON SE	105,406	1,040,497
Fraport AG Frankfurt Airport Services Worldwide	4,362	312,180
Hannover Rueck SE	4,173	562,396
HOCHTIEF AG	2,782	375,713
HUGO BOSS AG	5,863	361,421
MTU Aero Engines AG	4,854	881,495

INVESTMENTS	SHARES	VALUE ($)
Germany - 5.0% (continued)
Puma SE	1,223	$597,991
RWE AG	35,393	770,855
SAP SE	30,426	3,019,770
Symrise AG	7,601	563,182
Vonovia SE	43,455	1,958,904
Wirecard AG	9,080	1,368,831

		18,686,783

Hong Kong - 2.4%
AIA Group Ltd.	30,800	255,850
Bank of East Asia Ltd. (The)	38,600	122,422
CK Asset Holdings Ltd.	14,500	106,090
CLP Holdings Ltd.	110,000	1,243,098
Hang Lung Properties Ltd.	113,000	214,782
Hang Seng Bank Ltd.	42,300	947,573
Henderson Land Development Co. Ltd.	32,000	159,266
Hong Kong & China Gas Co. Ltd.	580,723	1,199,803
Hong Kong Exchanges & Clearing Ltd.	3,600	104,071
Hysan Development Co. Ltd.	54,000	256,791
Kerry Properties Ltd.	36,500	124,578
Link REIT	158,500	1,606,828
MTR Corp. Ltd.	46,500	244,721
New World Development Co. Ltd.	103,000	136,039
NWS Holdings Ltd.	109,000	223,818
PCCW Ltd.	302,000	173,898
Power Assets Holdings Ltd.(a)	27,500	191,054
Shangri-La Asia Ltd.	120,000	177,152
Sino Land Co. Ltd.	134,000	229,580
Sun Hung Kai Properties Ltd.	7,500	107,037
Swire Pacific Ltd., Class A	33,500	353,693
Swire Properties Ltd.	32,000	112,437
Techtronic Industries Co. Ltd.	60,500	321,053
Wharf Real Estate Investment Co. Ltd.	26,000	155,504
Wheelock & Co. Ltd.	25,000	143,124

		8,910,262

Italy - 1.8%
Assicurazioni Generali SpA	30,202	504,796
Davide Campari-Milano SpA	36,647	310,341
Enel SpA	375,240	2,175,359
Eni SpA	115,682	1,827,453
Ferrari NV	12,048	1,198,825
Moncler SpA	14,620	486,519

		6,503,293

Japan - 26.9%
Aeon Co. Ltd.	58,500	1,143,445
Aeon Mall Co. Ltd.	10,300	164,097
Alfresa Holdings Corp.	17,700	451,166
ANA Holdings, Inc.	29,800	1,069,793
Asahi Group Holdings Ltd.	16,800	651,064
Asahi Kasei Corp.	79,100	811,833
Astellas Pharma, Inc.	140,100	1,790,006
Bandai Namco Holdings, Inc.	14,300	642,059
Bank of Kyoto Ltd. (The)	5,600	230,131
Benesse Holdings, Inc.	11,300	287,455
Brother Industries Ltd.	8,200	121,371
Canon, Inc.	21,100	580,581
Central Japan Railway Co.	8,500	1,793,393

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 26.9% (continued)
Chiba Bank Ltd. (The)	44,100	$245,658
Chubu Electric Power Co., Inc.	35,700	507,276
Chugai Pharmaceutical Co. Ltd.	23,600	1,368,782
Chugoku Electric Power Co., Inc. (The)	27,700	359,982
CyberAgent, Inc.	17,700	684,240
Daifuku Co. Ltd.	2,200	99,749
Dai-ichi Life Holdings, Inc.	50,500	784,247
Daiichi Sankyo Co. Ltd.	55,800	1,784,803
Daikin Industries Ltd.	13,500	1,434,449
Daiwa House Industry Co. Ltd.	5,400	172,251
Dentsu, Inc.	6,300	281,363
Don Quijote Holdings Co. Ltd.	10,700	661,544
Eisai Co. Ltd.	22,900	1,772,914
FamilyMart UNY Holdings Co. Ltd.	6,100	767,712
Fast Retailing Co. Ltd.	4,200	2,145,112
Fuji Electric Co. Ltd.	11,000	323,977
FUJIFILM Holdings Corp.	11,900	461,298
Fukuoka Financial Group, Inc.	5,600	113,532
Hakuhodo DY Holdings, Inc.	12,900	184,089
Hamamatsu Photonics KK	9,300	311,667
Hikari Tsushin, Inc.	4,100	640,855
Hisamitsu Pharmaceutical Co., Inc.	7,900	436,101
Hitachi Construction Machinery Co. Ltd.	4,600	107,646
Hitachi High-Technologies Corp.	4,500	140,915
Honda Motor Co. Ltd.	9,600	252,913
Hoya Corp.	17,400	1,049,221
Hulic Co. Ltd.	19,900	177,834
Idemitsu Kosan Co. Ltd.	9,300	302,498
Inpex Corp.	34,400	304,812
Isuzu Motors Ltd.	11,200	157,104
ITOCHU Corp.	109,900	1,866,408
J Front Retailing Co. Ltd.	12,600	144,215
Japan Airlines Co. Ltd.	10,100	357,955
Japan Airport Terminal Co. Ltd.	4,900	169,391
Japan Prime Realty Investment Corp., REIT	90	341,764
Japan Real Estate Investment Corp., REIT	116	651,302
Japan Retail Fund Investment Corp., REIT	77	153,659
JFE Holdings, Inc.	14,800	235,739
JGC Corp.	12,300	173,114
JSR Corp.	11,400	171,120
JXTG Holdings, Inc.	176,100	914,580
Kakaku.com, Inc.	18,700	330,780
Kamigumi Co. Ltd.	9,000	184,129
Kaneka Corp.	4,200	150,412
Kansai Electric Power Co., Inc. (The)	22,900	343,425
Kao Corp.	33,500	2,479,590
Keihan Holdings Co. Ltd.	8,300	338,198
Keio Corp.	5,500	320,061
Keisei Electric Railway Co. Ltd.	12,000	375,972
Keyence Corp.	580	293,159
Kikkoman Corp.	16,600	888,342
Kirin Holdings Co. Ltd.	59,000	1,230,242
Kobayashi Pharmaceutical Co. Ltd.	4,100	278,044
Komatsu Ltd.	7,400	159,026
Konami Holdings Corp.	4,800	210,921

INVESTMENTS	SHARES	VALUE ($)
Japan - 26.9% (continued)
Konica Minolta, Inc.	36,100	$324,952
Kose Corp.	4,400	691,143
Kurita Water Industries Ltd.	6,600	159,793
Kyowa Hakko Kirin Co. Ltd.	17,300	326,902
Kyushu Electric Power Co., Inc.	16,200	192,904
Lion Corp.	9,500	196,341
M3, Inc.	38,500	518,642
Makita Corp.	9,000	319,645
Marubeni Corp.	84,000	589,387
Marui Group Co. Ltd.	34,900	676,359
McDonald’s Holdings Co. Japan Ltd.	12,900	547,966
Medipal Holdings Corp.	8,800	188,269
MINEBEA MITSUMI, Inc.	13,400	193,228
Mitsubishi Corp.	89,500	2,453,782
Mitsubishi Tanabe Pharma Corp.	8,700	125,590
Mitsui & Co. Ltd.	93,000	1,428,788
Mitsui Fudosan Co. Ltd.	4,600	102,175
Murata Manufacturing Co. Ltd.	5,400	727,649
Nexon Co. Ltd. *	12,100	156,205
NGK Spark Plug Co. Ltd.	12,500	247,437
Nidec Corp.	9,900	1,120,155
Nikon Corp.	7,900	117,671
Nintendo Co. Ltd.	400	106,216
Nippon Building Fund, Inc., REIT	151	950,821
Nippon Express Co. Ltd.	8,800	488,869
Nippon Telegraph & Telephone Corp.	5,600	228,476
Nissan Chemical Corp.	12,600	657,505
Nisshin Seifun Group, Inc.	21,700	446,943
Nissin Foods Holdings Co. Ltd.	3,400	213,033
Nitori Holdings Co. Ltd.	3,500	438,341
Nomura Real Estate Holdings, Inc.	12,500	229,219
Nomura Real Estate Master Fund, Inc., REIT	179	235,511
Nomura Research Institute Ltd.	13,000	482,075
NTT DOCOMO, Inc.	59,100	1,327,931
Obic Co. Ltd.	8,700	671,540
Oji Holdings Corp.	66,000	337,223
Omron Corp.	2,800	101,505
Ono Pharmaceutical Co. Ltd.	17,500	357,362
Oracle Corp. Japan	4,300	272,955
Oriental Land Co. Ltd.	18,700	1,880,649
Otsuka Corp.	15,900	437,591
Otsuka Holdings Co. Ltd.	15,600	637,483
Park24 Co. Ltd.	8,600	189,382
Recruit Holdings Co. Ltd.	90,200	2,179,118
Resona Holdings, Inc.	87,100	417,774
Ricoh Co. Ltd.	13,800	134,853
Ryohin Keikaku Co. Ltd.	1,800	437,009
Sankyo Co. Ltd.	7,700	292,834
Santen Pharmaceutical Co. Ltd.	17,300	249,609
Secom Co. Ltd.	2,900	240,557
Sega Sammy Holdings, Inc.	13,200	184,018
Sekisui Chemical Co. Ltd.	8,700	129,331
Seven & i Holdings Co. Ltd.	27,500	1,195,015
Shimadzu Corp.	31,000	611,315
Shin-Etsu Chemical Co. Ltd.	1,400	107,566
Shionogi & Co. Ltd.	15,000	856,132
Shiseido Co. Ltd.	33,700	2,110,562
Showa Denko KK	15,500	460,265
SoftBank Group Corp.	45,500	2,980,212

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	Value ($)
Japan - 26.9% (continued)
Sompo Holdings, Inc.	5,000	$169,851
Sony Corp.	82,200	3,962,830
Sony Financial Holdings, Inc.	33,900	631,780
Stanley Electric Co. Ltd.	5,600	156,658
Sumitomo Corp.	81,900	1,162,060
Sumitomo Dainippon Pharma Co. Ltd.	24,500	781,313
Sumitomo Metal Mining Co. Ltd.	3,800	101,762
Sumitomo Mitsui Financial Group, Inc.	7,500	247,238
Sumitomo Mitsui Trust Holdings, Inc.	10,300	375,095
Sumitomo Realty & Development Co. Ltd.	25,000	915,215
Sundrug Co. Ltd.	7,500	223,344
Suzuken Co. Ltd.	8,000	407,381
Suzuki Motor Corp.	14,100	710,801
Sysmex Corp.	2,200	104,480
T&D Holdings, Inc.	13,000	150,378
Taisei Corp.	9,600	411,153
Taisho Pharmaceutical Holdings Co. Ltd.	5,700	572,099
TDK Corp.	11,000	770,059
Terumo Corp.	27,000	1,522,938
Tobu Railway Co. Ltd.	7,400	199,802
Toho Co. Ltd.	5,500	199,281
Toho Gas Co. Ltd.	6,600	277,624
Tokio Marine Holdings, Inc.	49,000	2,327,927
Tokyo Century Corp.	3,900	171,766
Tokyo Electric Power Co. Holdings, Inc. *	131,200	779,333
Tokyo Electron Ltd.	900	101,317
Tokyo Gas Co. Ltd.	4,400	111,286
Tokyu Corp.	6,900	112,753
Tokyu Fudosan Holdings Corp.	41,100	202,583
Toyo Seikan Group Holdings Ltd.	7,600	173,950
Toyoda Gosei Co. Ltd.	7,500	147,651
Toyota Motor Corp.	9,000	520,979
Toyota Tsusho Corp.	14,300	420,169
Trend Micro, Inc.	13,100	707,866
Tsuruha Holdings, Inc.	1,500	128,448
Unicharm Corp.	26,500	857,062
United Urban Investment Corp., REIT	235	363,950
USS Co. Ltd.	10,400	174,495
West Japan Railway Co.	6,900	487,493
Yakult Honsha Co. Ltd.	3,300	231,012
Yamaha Corp.	18,400	782,724
Yamato Holdings Co. Ltd.	30,100	825,241
Yokogawa Electric Corp.	8,500	146,730
Yokohama Rubber Co. Ltd. (The)	9,400	175,802

		99,217,948

Luxembourg - 0.1%
Tenaris SA	20,572	221,104

Macau - 0.0%(c)
SJM Holdings Ltd.	174,000	161,666

Netherlands - 6.1%
Aegon NV	85,975	402,676
Akzo Nobel NV	6,542	526,854
ASML Holding NV	25,059	3,925,734

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 6.1% (continued)
EXOR NV	4,482	$243,316
Koninklijke Ahold Delhaize NV	74,871	1,891,406
Koninklijke DSM NV	16,751	1,358,937
Koninklijke Philips NV	41,501	1,455,004
Koninklijke Vopak NV	4,303	195,134
NN Group NV	26,300	1,045,651
Royal Dutch Shell plc, Class A	328,773	9,676,725
Wolters Kluwer NV	29,135	1,713,348

		22,434,785

Norway - 1.4%
Aker BP ASA	16,164	407,543
Equinor ASA	149,782	3,177,196
Marine Harvest ASA	26,393	556,299
Schibsted ASA, Class B	9,697	294,984
Telenor ASA	38,464	746,982

		5,183,004

Portugal - 0.3%
Galp Energia SGPS SA	62,942	991,074

Singapore - 1.3%
Ascendas REIT	103,900	196,079
CapitaLand Commercial Trust, REIT	215,200	276,409
CapitaLand Mall Trust, REIT	113,500	188,216
ComfortDelGro Corp. Ltd.	125,500	198,233
DBS Group Holdings Ltd.	111,100	1,932,012
Jardine Cycle & Carriage Ltd.	6,800	176,045
Oversea-Chinese Banking Corp. Ltd.	75,400	623,678
Singapore Airlines Ltd.	25,600	176,856
United Overseas Bank Ltd.	50,400	911,735
UOL Group Ltd.	27,100	123,249
Venture Corp. Ltd.	16,500	169,403

		4,971,915

South Africa - 0.6%
Anglo American plc	101,961	2,279,917

Spain - 1.2%
Aena SME SA(b)	1,055	163,917
Amadeus IT Group SA	34,675	2,412,602
Iberdrola SA	16,050	128,880
Naturgy Energy Group SA	26,692	680,933
Red Electrica Corp. SA	4,780	106,595
Repsol SA	60,327	969,881

		4,462,808

Sweden - 1.9%
Alfa Laval AB	18,809	404,342
Atlas Copco AB, Class A *	7,783	185,687
Hexagon AB, Class B	22,162	1,024,495
Husqvarna AB, Class B	26,290	195,175
ICA Gruppen AB	3,391	121,140
Kinnevik AB, Class B	5,531	133,847
L E Lundbergforetagen AB, Class B	4,698	138,737
Lundin Petroleum AB	30,325	757,340
Sandvik AB	11,079	158,743
Swedish Match AB	24,529	965,644
Tele2 AB, Class B	65,160	831,037
Telefonaktiebolaget LM Ericsson, Class B	210,232	1,860,966
Telia Co. AB	83,975	399,460

		7,176,613

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 6.5%
Baloise Holding AG (Registered)	3,045	$420,395
Barry Callebaut AG (Registered)	381	594,612
Chocoladefabriken Lindt & Spruengli AG	100	621,387
Cie Financiere Richemont SA (Registered)	2,011	129,685
Clariant AG (Registered) *	19,065	351,592
Coca-Cola HBC AG *	15,239	476,946
EMS-Chemie Holding AG (Registered)	766	364,706
Geberit AG (Registered)	408	158,884
Givaudan SA (Registered)	364	843,996
Kuehne + Nagel International AG (Registered)	2,855	367,515
Lonza Group AG (Registered) *	6,844	1,779,131
Nestle SA (Registered)	49,269	3,998,809
Novartis AG (Registered)	75,818	6,493,376
Partners Group Holding AG	2,964	1,803,139
SGS SA (Registered)	122	274,625
Sika AG (Registered)	12,411	1,576,490
Sonova Holding AG (Registered)	2,191	360,302
Straumann Holding AG (Registered)	1,263	797,664
Swiss Life Holding AG (Registered) *	660	254,740
Vifor Pharma AG	5,234	569,540
Zurich Insurance Group AG	5,588	1,665,720

		23,903,254

United Arab Emirates - 0.1%
NMC Health plc	13,256	462,651

United Kingdom - 10.1%
3i Group plc	56,789	560,350
Admiral Group plc	13,052	340,575
Ashtead Group plc	29,553	616,458
AstraZeneca plc	80,625	6,018,333
Auto Trader Group plc(b)	55,886	324,328
Aviva plc	36,331	173,880
BAE Systems plc	68,337	399,693
Barratt Developments plc	47,107	277,871
Berkeley Group Holdings plc	3,803	168,675
BP plc	1,047,192	6,620,020
British American Tobacco plc	7,024	223,497
Bunzl plc	10,364	312,981
Compass Group plc	56,457	1,188,128
Croda International plc	4,629	276,448
DCC plc	1,961	149,586
Diageo plc	76,268	2,725,392
Direct Line Insurance Group plc	141,918	576,889
easyJet plc	16,101	226,877
Experian plc	26,954	653,417
GlaxoSmithKline plc	160,807	3,064,664
GVC Holdings plc	16,464	141,343
Hargreaves Lansdown plc	25,853	609,743
HSBC Holdings plc	128,331	1,058,697
InterContinental Hotels Group plc	4,330	234,222
International Consolidated Airlines Group SA	29,745	235,811
Intertek Group plc	14,454	884,626
ITV plc	141,143	224,652
J Sainsbury plc	148,102	500,659

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 10.1% (continued)
Legal & General Group plc	133,260	$392,633
London Stock Exchange Group plc	3,542	183,761
Merlin Entertainments plc (b)	36,725	148,757
Mondi plc	10,030	208,902
National Grid plc	37,232	364,253
Next plc	3,026	154,074
Pearson plc	27,946	334,790
Persimmon plc	14,336	353,036
Prudential plc	47,510	848,361
Reckitt Benckiser Group plc	3,645	279,121
Rolls-Royce Holdings plc *	20,103	211,785
Royal Mail plc	49,390	171,427
Sage Group plc (The)	48,044	368,471
Schroders plc	3,675	114,454
Smith & Nephew plc	18,671	349,496
St James’s Place plc	20,354	245,140
Tesco plc	509,289	1,235,108
Unilever NV, CVA	34,043	1,844,187
Vodafone Group plc	158,516	308,201
Weir Group plc (The)	10,950	181,324
Whitbread plc	7,536	440,079

		37,525,175

United States - 0.5%
Bausch Health Cos., Inc.(1) *	42,504	786,131
Ferguson plc	7,344	469,269
QIAGEN NV *	12,681	433,319

		1,688,719

TOTAL COMMON STOCKS
(Cost $357,791,333)		355,762,190

PREFERRED STOCKS - 0.0%(c)

United Kingdom - 0.0%(c)
Rolls-Royce Holdings plc (Preference) * (Cost $774)	604,164	770

	NO. OF RIGHTS

RIGHTS - 0.0%(c)

Spain - 0.0%(c)
Repsol SA, expiring 1/18/2019 * (Cost $20,012)	43,529	19,949

	SHARES

SHORT-TERM INVESTMENTS - 3.1%

INVESTMENT COMPANIES - 3.1%
Limited Purpose Cash Investment Fund, 2.50% (1)(d)
(Cost $11,323,529)	11,324,661	11,324,661

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (1)(d)(e)	130,243	$130,243
Limited Purpose Cash Investment Fund 2.50% (1)(d)(e)	830,559	830,559

TOTAL SECURITIES LENDING COLLATERAL (Cost $960,802)		960,802

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.4% (Cost $370,096,450)		368,068,372

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (f)		2,227,957

NET ASSETS - 100.0%		$370,296,329

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$14,330,949	3.9%
Consumer Discretionary	40,890,270	11.0
Consumer Staples	37,262,329	10.1
Energy	39,118,991	10.6
Financials	43,597,616	11.8
Health Care	49,005,580	13.2
Industrials	50,680,137	13.7
Information Technology	30,033,640	8.1
Materials	21,650,136	5.8
Real Estate	13,864,446	3.7
Utilities	15,348,815	4.1
Short-Term Investments	11,324,661	3.1
Securities Lending Collateral	960,802	0.3

Total Investments In Securities At Value	368,068,372	99.4
Other Assets in Excess of Liabilities(f)	2,227,957	0.6

Net Assets	$370,296,329	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $1,084,983.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $2,606,946, which represents approximately 0.70% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of December 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,008,370 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	108	3/2019	USD	$9,266,400	$59,540

					$59,540

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$480,086	$480,086

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)

COMMON STOCKS - 96.5%

Aerospace & Defense - 4.1%
Boeing Co. (The)	6,968	$2,247,180
BWX Technologies, Inc.	1,737	66,406
General Dynamics Corp.	5,500	864,655
Huntington Ingalls Industries, Inc.	1,500	285,465
Lockheed Martin Corp.	6,149	1,610,054
Northrop Grumman Corp.	5,628	1,378,297
Raytheon Co.	6,254	959,051
Teledyne Technologies, Inc. *	513	106,227
Textron, Inc.	2,100	96,579
TransDigm Group, Inc. *	269	91,476

		7,705,390

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	1,395	94,986
FedEx Corp.	2,577	415,747
United Parcel Service, Inc., Class B	939	91,581

		602,314

Airlines - 0.6%
Alaska Air Group, Inc.	1,420	86,407
Delta Air Lines, Inc.	7,213	359,928
Southwest Airlines Co.	9,927	461,407
United Continental Holdings, Inc. *	2,545	213,093

		1,120,835

Auto Components - 0.1%
Aptiv plc	1,223	75,300
Goodyear Tire & Rubber Co. (The)	3,168	64,659

		139,959

Banks - 2.7%
Bank of America Corp.	20,347	501,350
Comerica, Inc.	8,465	581,461
Fifth Third Bancorp	7,984	187,863
First Republic Bank	4,040	351,076
Huntington Bancshares, Inc.	10,400	123,968
JPMorgan Chase & Co.	15,001	1,464,398
Regions Financial Corp.	30,282	405,173
SVB Financial Group *	1,998	379,460
TCF Financial Corp.	9,210	179,503
Zions Bancorp NA	20,642	840,955

		5,015,207

Beverages - 0.6%
Coca-Cola Co. (The)	6,669	315,777
Constellation Brands, Inc., Class A	4,147	666,921
Monster Beverage Corp. *	4,800	236,256

		1,218,954

Biotechnology - 1.4%
AbbVie, Inc.	2,592	238,956
Amgen, Inc.	2,145	417,567
BioMarin Pharmaceutical, Inc. *	864	73,570
Exact Sciences Corp. *	3,222	203,308
Incyte Corp. *	2,919	185,619
Neurocrine Biosciences, Inc. *	5,260	375,617
Regeneron Pharmaceuticals, Inc. *	635	237,172
Sage Therapeutics, Inc. *	795	76,153
Sarepta Therapeutics, Inc. *	3,286	358,601
Vertex Pharmaceuticals, Inc. *	2,305	381,962

		2,548,525

Building Products - 0.3%
AO Smith Corp.	4,879	208,333
Fortune Brands Home & Security, Inc.	3,007	114,236

INVESTMENTS	SHARES	VALUE ($)
Building Products - 0.3% (continued)
Lennox International, Inc.	462	$101,114
Masco Corp.	4,334	126,726

		550,409

Capital Markets - 2.6%
BlackRock, Inc.	365	143,379
Cboe Global Markets, Inc.	1,552	151,832
Charles Schwab Corp. (The)	10,205	423,814
CME Group, Inc.	4,929	927,244
E*TRADE Financial Corp.	15,352	673,646
Interactive Brokers Group, Inc., Class A	2,818	154,004
Intercontinental Exchange, Inc.	4,335	326,556
LPL Financial Holdings, Inc.	9,563	584,108
Moody’s Corp.	2,295	321,392
Morningstar, Inc.	822	90,289
MSCI, Inc.	1,038	153,032
Northern Trust Corp.	2,636	220,343
Raymond James Financial, Inc.	1,908	141,974
S&P Global, Inc.	3,044	517,297
Virtu Financial, Inc., Class A	2,465	63,498

		4,892,408

Chemicals - 0.7%
Air Products & Chemicals, Inc.	1,700	272,085
CF Industries Holdings, Inc.	1,478	64,308
DowDuPont, Inc.	2,240	119,795
Ecolab, Inc.	2,071	305,162
PPG Industries, Inc.	2,626	268,456
Sherwin-Williams Co. (The)	961	378,115

		1,407,921

Commercial Services & Supplies - 0.4%
Cintas Corp.	848	142,456
Copart, Inc. *	2,139	102,201
Republic Services, Inc.	2,996	215,982
Rollins, Inc.	2,512	90,683
Waste Management, Inc.	2,791	248,371

		799,693

Communications Equipment - 1.8%
Arista Networks, Inc. *	3,977	837,954
Cisco Systems, Inc.	42,485	1,840,875
F5 Networks, Inc. *	1,500	243,045
Motorola Solutions, Inc.	762	87,661
Palo Alto Networks, Inc. *	1,095	206,243
Ubiquiti Networks, Inc. (a)	1,254	124,660

		3,340,438

Construction Materials - 0.1%
Vulcan Materials Co.	1,445	142,766

Consumer Finance - 0.6%
Ally Financial, Inc.	3,921	88,850
American Express Co.	2,415	230,198
Credit Acceptance Corp. *	746	284,793
Discover Financial Services	3,539	208,730
Santander Consumer USA Holdings, Inc.	18,692	328,792

		1,141,363

Containers & Packaging - 0.1%
Ball Corp.	2,800	128,744

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. *	1,107	123,375
Grand Canyon Education, Inc. *	783	75,278
Service Corp. International	2,160	86,962

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Consumer Services - 0.2% (continued)
ServiceMaster Global Holdings, Inc. *	2,514	$92,364

		377,979

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B *	17,923	3,659,518

Diversified Telecommunication Services - 1.5%
CenturyLink, Inc.	9,717	147,212
Verizon Communications, Inc.	47,477	2,669,157

		2,816,369

Electric Utilities - 1.4%
Alliant Energy Corp.	3,241	136,868
American Electric Power Co., Inc.	2,331	174,219
Avangrid, Inc.	2,699	135,193
Exelon Corp.	3,210	144,771
FirstEnergy Corp.	11,215	421,123
NextEra Energy, Inc.	7,745	1,346,236
OGE Energy Corp.	1,465	57,413
Xcel Energy, Inc.	5,012	246,941

		2,662,764

Electrical Equipment - 0.1%
Eaton Corp. plc	2,886	198,153

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	2,862	110,674
Corning, Inc.	11,812	356,841
Dolby Laboratories, Inc., Class A	1,816	112,301
Keysight Technologies, Inc. *	1,063	65,991
Zebra Technologies Corp., Class A *	696	110,824

		756,631

Energy Equipment & Services - 0.0% (b)
Helmerich & Payne, Inc.	1,529	73,300

Entertainment - 2.0%
Activision Blizzard, Inc.	10,763	501,233
Electronic Arts, Inc. *	7,290	575,254
Madison Square Garden Co. (The), Class A *	316	84,593
Netflix, Inc. *	8,593	2,300,002
Take-Two Interactive Software, Inc. *	2,784	286,585

		3,747,667

Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	4,094	647,630
AvalonBay Communities, Inc.	1,887	328,432
CyrusOne, Inc.	1,564	82,704
Digital Realty Trust, Inc.	4,081	434,831
Equinix, Inc.	459	161,825
Equity LifeStyle Properties, Inc.	3,441	334,224
Essex Property Trust, Inc.	1,200	294,252
Extra Space Storage, Inc.	1,902	172,093
National Retail Properties, Inc.	2,066	100,222
Omega Healthcare Investors, Inc.	3,643	128,052
Park Hotels & Resorts, Inc.	3,246	84,331
Public Storage	1,321	267,384
Realty Income Corp.	3,933	247,936
Simon Property Group, Inc.	2,087	350,595
STORE Capital Corp.	1,926	54,525
Sun Communities, Inc.	2,555	259,869
UDR, Inc.	3,028	119,969
Uniti Group, Inc.	5,363	83,502

		4,152,376

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	6,399	1,303,540
Kroger Co. (The)	10,680	293,700

INVESTMENTS	SHARES	VALUE ($)
Food & Staples Retailing - 1.1% (continued)
Sprouts Farmers Market, Inc. *	2,631	$61,855
Sysco Corp.	6,070	380,346
Walgreens Boots Alliance, Inc.	1,551	105,980

		2,145,421

Food Products - 1.0%
Hormel Foods Corp.	7,265	310,070
Lamb Weston Holdings, Inc.	9,469	696,540
McCormick & Co., Inc. (Non-Voting)	3,486	485,391
Post Holdings, Inc. *	640	57,043
Tyson Foods, Inc., Class A	5,589	298,452

		1,847,496

Gas Utilities - 0.1%
Atmos Energy Corp.	950	88,084
UGI Corp.	1,006	53,670

		141,754

Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	17,905	1,295,069
ABIOMED, Inc. *	4,030	1,309,911
Align Technology, Inc. *	2,008	420,535
Baxter International, Inc.	4,579	301,390
Becton Dickinson and Co.	1,800	405,576
Boston Scientific Corp. *	20,239	715,246
Danaher Corp.	5,248	541,174
DexCom, Inc. *	3,530	422,894
Edwards Lifesciences Corp. *	3,270	500,866
ICU Medical, Inc. *	612	140,533
IDEXX Laboratories, Inc. *	2,339	435,101
Insulet Corp. *	750	59,490
Intuitive Surgical, Inc. *	2,336	1,118,757
Masimo Corp. *	762	81,816
Medtronic plc	9,611	874,216
Penumbra, Inc. *(a)	1,970	240,734
ResMed, Inc.	1,455	165,681
STERIS plc	836	89,327
Stryker Corp.	2,501	392,032
Teleflex, Inc.	1,073	277,349

		9,787,697

Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	1,061	78,938
Anthem, Inc.	5,677	1,490,951
Centene Corp. *	4,020	463,506
Chemed Corp.	1,112	315,007
Encompass Health Corp.	4,851	299,307
HCA Healthcare, Inc.	7,384	918,939
Humana, Inc.	2,101	601,894
Molina Healthcare, Inc. *	2,417	280,904
UnitedHealth Group, Inc.	16,053	3,999,123
Universal Health Services, Inc., Class B	755	88,003
WellCare Health Plans, Inc. *	276	65,161

		8,601,733

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A *	3,215	287,164

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	4,534	223,526
Chipotle Mexican Grill, Inc. *	504	217,622
Darden Restaurants, Inc.	2,440	243,658
Domino’s Pizza, Inc.	1,028	254,934
Marriott International, Inc., Class A	2,392	259,675
McDonald’s Corp.	3,466	615,458
Starbucks Corp.	14,319	922,144
Wynn Resorts Ltd.	1,032	102,075

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 1.6% (continued)
Yum! Brands, Inc.	1,024	$94,126

		2,933,218

Household Durables - 0.1%
Garmin Ltd.	2,624	166,152

Household Products - 0.2%
Church & Dwight Co., Inc.	3,188	209,643
Clorox Co. (The)	506	77,995
Energizer Holdings, Inc.	1,303	58,830

		346,468

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	7,835	113,294
NRG Energy, Inc.	6,898	273,161
Vistra Energy Corp. *	6,191	141,712

		528,167

Industrial Conglomerates - 1.0%
3M Co.	5,514	1,050,638
Honeywell International, Inc.	5,345	706,181
Roper Technologies, Inc.	290	77,291

		1,834,110

Insurance - 1.4%
American Financial Group, Inc.	1,717	155,440
Arch Capital Group Ltd. *	8,904	237,915
Chubb Ltd.	4,582	591,903
Everest Re Group Ltd.	999	217,542
Hartford Financial Services Group, Inc. (The)	3,282	145,885
Markel Corp. *	231	239,790
Progressive Corp. (The)	7,943	479,201
RenaissanceRe Holdings Ltd.	513	68,588
Travelers Cos., Inc. (The)	3,459	414,215

		2,550,479

Interactive Media & Services - 2.3%
Alphabet, Inc., Class A *	2,006	2,096,190
Facebook, Inc., Class A *	9,210	1,207,339
IAC/InterActiveCorp *	1,557	284,993
Match Group, Inc.	7,349	314,317
Twitter, Inc. *	12,391	356,117
Zillow Group, Inc., Class C *	2,452	77,434

		4,336,390

Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. *	6,369	9,566,047
Booking Holdings, Inc. *	426	733,751
eBay, Inc. *	5,946	166,904
Expedia Group, Inc.	1,086	122,338
Wayfair, Inc., Class A *(a)	2,955	266,186

		10,855,226

IT Services - 7.0%
Accenture plc, Class A	7,038	992,428
Akamai Technologies, Inc. *	1,027	62,729
Amdocs Ltd.	1,750	102,515
Automatic Data Processing, Inc.	4,254	557,785
Broadridge Financial Solutions, Inc.	973	93,651
Cognizant Technology Solutions Corp., Class A	4,878	309,656
DXC Technology Co.	5,360	284,991
EPAM Systems, Inc. *	1,173	136,080
Fiserv, Inc. *	6,684	491,207
FleetCor Technologies, Inc. *	1,395	259,079
Global Payments, Inc.	919	94,777
GoDaddy, Inc., Class A *	5,145	337,615
Jack Henry & Associates, Inc.	1,350	170,802
Mastercard, Inc., Class A	12,391	2,337,562

INVESTMENTS	SHARES	VALUE ($)
IT Services - 7.0% (continued)
Okta, Inc. *	8,140	$519,332
PayPal Holdings, Inc. *	12,920	1,086,443
Square, Inc., Class A *	15,511	870,012
Total System Services, Inc.	2,522	205,013
Twilio, Inc., Class A *(a)	8,796	785,483
VeriSign, Inc. *	939	139,244
Visa, Inc., Class A	23,270	3,070,244
WEX, Inc. *	584	81,795
Worldpay, Inc. *	2,419	184,884

		13,173,327

Leisure Products - 0.0% (b)
Brunswick Corp.	1,969	91,460

Life Sciences Tools & Services - 1.1%
Illumina, Inc. *	2,189	656,547
IQVIA Holdings, Inc. *	1,617	187,847
PRA Health Sciences, Inc. *	932	85,707
Thermo Fisher Scientific, Inc.	5,346	1,196,381

		2,126,482

Machinery - 2.1%
Caterpillar, Inc.	7,666	974,119
Deere & Co.	2,753	410,665
Dover Corp.	2,076	147,292
Fortive Corp.	2,886	195,267
Illinois Tool Works, Inc.	4,089	518,035
Ingersoll-Rand plc	3,592	327,698
Middleby Corp. (The) *	1,800	184,914
Nordson Corp.	909	108,489
Parker-Hannifin Corp.	1,500	223,710
Trinity Industries, Inc.	15,203	313,030
WABCO Holdings, Inc. *	800	85,872
Xylem, Inc.	6,645	443,354

		3,932,445

Media - 0.6%
Cable One, Inc.	186	152,539
CBS Corp. (Non-Voting), Class B	1,432	62,607
Comcast Corp., Class A	19,352	658,936
Discovery, Inc., Class A *(a)	3,813	94,334
Liberty Broadband Corp., Class C *	872	62,810
Sirius XM Holdings, Inc. (a)	15,350	87,648

		1,118,874

Metals & Mining - 0.2%
Royal Gold, Inc.	1,081	92,588
Steel Dynamics, Inc.	7,897	237,226
United States Steel Corp.	3,250	59,280

		389,094

Multiline Retail - 0.9%
Dollar General Corp.	3,937	425,511
Dollar Tree, Inc. *	2,285	206,381
Kohl’s Corp.	4,259	282,542
Macy’s, Inc.	11,026	328,355
Nordstrom, Inc.	1,164	54,254
Target Corp.	6,867	453,840

		1,750,883

Multi-Utilities - 0.5%
Ameren Corp.	4,264	278,141
CMS Energy Corp.	2,100	104,265
Consolidated Edison, Inc.	1,980	151,391
DTE Energy Co.	3,805	419,691

		953,488

Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. *	4,864	287,900
CNX Resources Corp. *	9,336	106,617

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 2.3% (continued)
ConocoPhillips	18,796	$1,171,931
Diamondback Energy, Inc.	8,282	767,741
EOG Resources, Inc.	1,809	157,763
Hess Corp.	5,481	221,981
HollyFrontier Corp.	4,920	251,510
Marathon Petroleum Corp.	3,140	185,291
Occidental Petroleum Corp.	4,485	275,289
ONEOK, Inc.	8,841	476,972
PBF Energy, Inc., Class A	2,621	85,628
Phillips 66	853	73,486
Targa Resources Corp.	1,938	69,807
Valero Energy Corp.	2,577	193,198
WPX Energy, Inc. *	8,040	91,254

		4,416,368

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	3,757	488,785
Nu Skin Enterprises, Inc., Class A	1,366	83,777

		572,562

Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	1,287	66,898
Eli Lilly & Co.	17,982	2,080,877
Johnson & Johnson	4,729	610,277
Merck & Co., Inc.	22,965	1,754,756
Nektar Therapeutics *	3,383	111,199
Pfizer, Inc.	70,932	3,096,182
Zoetis, Inc.	9,446	808,011

		8,528,200

Professional Services - 0.4%
CoStar Group, Inc. *	838	282,691
Equifax, Inc.	651	60,628
TransUnion	4,008	227,654
Verisk Analytics, Inc. *	906	98,790

		669,763

Road & Rail - 1.1%
CSX Corp.	10,461	649,942
Norfolk Southern Corp.	2,500	373,850
Old Dominion Freight Line, Inc.	1,956	241,546
Union Pacific Corp.	6,194	856,197

		2,121,535

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. *	12,153	224,344
Analog Devices, Inc.	977	83,856
Applied Materials, Inc.	3,864	126,507
Broadcom, Inc.	2,634	669,774
Intel Corp.	14,594	684,896
Lam Research Corp.	1,419	193,225
Microchip Technology, Inc. (a)	1,024	73,646
Micron Technology, Inc. *	1,701	53,973
NVIDIA Corp.	7,617	1,016,870
ON Semiconductor Corp. *	6,557	108,256
QUALCOMM, Inc.	1,512	86,048
Skyworks Solutions, Inc.	3,805	255,011
Texas Instruments, Inc.	14,402	1,360,989
Xilinx, Inc.	2,840	241,883

		5,179,278

Software - 10.8%
Adobe, Inc. *	10,510	2,377,782
ANSYS, Inc. *	2,671	381,793
Aspen Technology, Inc. *	1,210	99,438
Atlassian Corp. plc, Class A *	8,956	796,905
Autodesk, Inc. *	2,283	293,617
Fortinet, Inc. *	3,734	262,986
Guidewire Software, Inc. *	2,220	178,110

INVESTMENTS	SHARES	VALUE ($)
Software - 10.8% (continued)
Intuit, Inc.	4,182	$823,227
Microsoft Corp.	97,266	9,879,308
Nutanix, Inc., Class A *	6,450	268,255
Paycom Software, Inc. *	2,422	296,574
PTC, Inc. *	2,038	168,950
RealPage, Inc. *	2,693	129,776
RingCentral, Inc., Class A *	4,984	410,881
salesforce.com, Inc. *	8,264	1,131,920
ServiceNow, Inc. *	4,455	793,213
Splunk, Inc. *	2,361	247,551
SS&C Technologies Holdings, Inc.	2,522	113,767
Tableau Software, Inc., Class A *	2,627	315,240
Tyler Technologies, Inc. *	831	154,416
VMware, Inc., Class A (a)	4,579	627,918
Zendesk, Inc. *	8,499	496,087

		20,247,714

Specialty Retail - 3.7%
Advance Auto Parts, Inc.	2,255	355,072
AutoZone, Inc. *	172	144,195
Best Buy Co., Inc.	2,964	156,973
Burlington Stores, Inc. *	4,332	704,686
Dick’s Sporting Goods, Inc.	2,456	76,627
Gap, Inc. (The)	4,725	121,716
Home Depot, Inc. (The)	8,836	1,518,202
Lowe’s Cos., Inc.	9,174	847,311
O’Reilly Automotive, Inc. *	1,795	618,072
Ross Stores, Inc.	9,970	829,504
TJX Cos., Inc. (The)	14,639	654,949
Tractor Supply Co.	2,552	212,939
Ulta Beauty, Inc. *	1,847	452,220
Urban Outfitters, Inc. *	9,760	324,032

		7,016,498

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	51,807	8,172,036
Dell Technologies, Inc., Class C *	513	25,070
Hewlett Packard Enterprise Co.	5,467	72,219
HP, Inc.	25,956	531,060
NetApp, Inc.	2,370	141,418

		8,941,803

Textiles, Apparel & Luxury Goods - 1.8%
Columbia Sportswear Co.	5,508	463,168
Lululemon Athletica, Inc. *	3,520	428,067
NIKE, Inc., Class B	20,408	1,513,049
Ralph Lauren Corp.	2,251	232,889
Under Armour, Inc., Class A *	9,139	161,486
VF Corp.	7,224	515,360

		3,314,019

Tobacco - 0.2%
Altria Group, Inc.	8,400	414,876

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. *	2,092	78,492
WW Grainger, Inc.	327	92,332

		170,824

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. *	8,471	538,840
United States Cellular Corp. *	1,168	60,701

		599,541

TOTAL COMMON STOCKS (Cost $136,698,659)		181,290,192

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment Fund, 2.50% (c)
(Cost $6,732,326)	6,733,336	$6,733,336

SECURITIES LENDING COLLATERAL - 0.9%

Investment Companies - 0.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (c)(d)	223,252	223,252
Limited Purpose Cash Investment Fund 2.50% (c)(d)	1,423,681	1,423,681

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,646,933)		1,646,933

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.0% (Cost $145,077,918)		189,670,461

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)% (e)		(1,940,410)

NET ASSETS - 100.0%		$187,730,051

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$12,618,842	6.7%
Consumer Discretionary	26,645,393	14.2
Consumer Staples	6,545,778	3.5
Energy	4,489,669	2.4
Financials	17,258,975	9.2
Health Care	31,879,802	16.9
Industrials	19,705,470	10.5
Information Technology	51,639,190	27.5
Materials	2,068,524	1.1
Real Estate	4,152,376	2.2
Utilities	4,286,173	2.3
Short-Term Investments	6,733,336	3.6
Securities Lending Collateral	1,646,933	0.9

Total Investments In Securities At Value	189,670,461	101.0
Liabilities in Excess of Other Assets (e)	(1,940,410)	(1.0)

Net Assets	$187,730,051	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $1,606,453.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	34	3/2019	USD	$4,258,840	$(77,500)

					$(77,500)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$334,894	$334,894

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.3%
AAR Corp.	932	$34,801
Aerojet Rocketdyne Holdings, Inc. *	1,478	52,070
Aerovironment, Inc. *	1,495	101,585
Axon Enterprise, Inc. *	3,719	162,706
Cubic Corp.	713	38,316
Ducommun, Inc. *	1,446	52,519
Kratos Defense & Security Solutions, Inc. *	3,130	44,102
Mercury Systems, Inc. *	1,154	54,573
Vectrus, Inc. *	904	19,508

		560,180

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	995	22,696
Atlas Air Worldwide Holdings, Inc. *	400	16,876
Echo Global Logistics, Inc. *	1,256	25,534
Hub Group, Inc., Class A *	681	25,245

		90,351

Airlines - 0.7%
Allegiant Travel Co.	209	20,946
SkyWest, Inc.	1,846	82,091
Spirit Airlines, Inc. *	3,779	218,880

		321,917

Auto Components - 0.7%
Cooper-Standard Holdings, Inc. *	588	36,526
Dorman Products, Inc. *	322	28,986
Fox Factory Holding Corp. *	1,895	111,559
Gentherm, Inc. *	1,057	42,259
Modine Manufacturing Co. *	2,061	22,279
Motorcar Parts of America, Inc. *	1,306	21,732
Standard Motor Products, Inc.	641	31,044

		294,385

Banks - 3.3%
Allegiance Bancshares, Inc. *	1,709	55,320
Ameris Bancorp	1,124	35,597
Boston Private Financial Holdings, Inc.	1,715	18,128
Carolina Financial Corp.	2,944	87,113
Central Pacific Financial Corp.	835	20,332
ConnectOne Bancorp, Inc.	1,237	22,847
Eagle Bancorp, Inc. *	757	36,874
Enterprise Financial Services Corp.	1,023	38,496
Fidelity Southern Corp.	562	14,623
First Bancorp/PR	5,963	51,282
First Commonwealth Financial Corp.	1,291	15,595
First Interstate BancSystem, Inc., Class A	2,079	76,008
First Merchants Corp.	654	22,413
Great Western Bancorp, Inc.	1,630	50,938
Horizon Bancorp, Inc.	1,113	17,563
Independent Bank Corp./MA	552	38,811
Independent Bank Corp./MI	4,596	96,608
Independent Bank Group, Inc.	495	22,656
Lakeland Financial Corp.	1,783	71,605
LegacyTexas Financial Group, Inc.	429	13,767
National Bank Holdings Corp., Class A	1,243	38,371
OFG Bancorp	3,429	56,441
Old Second Bancorp, Inc.	3,326	43,238
Peoples Bancorp, Inc.	732	22,033
People’s Utah Bancorp	1,275	38,441
Preferred Bank	799	34,637

INVESTMENTS	SHARES	VALUE ($)
Banks - 3.3% (continued)
QCR Holdings, Inc.	517	$16,591
Republic First Bancorp, Inc. *	10,891	65,019
Seacoast Banking Corp. of Florida *	1,369	35,621
ServisFirst Bancshares, Inc.	4,501	143,447
Southside Bancshares, Inc.	813	25,813
Towne Bank	662	15,855
TriState Capital Holdings, Inc. *	1,369	26,641
Triumph Bancorp, Inc. *	1,976	58,687
United Community Banks, Inc.	1,483	31,825
Veritex Holdings, Inc. *	1,029	22,000

		1,481,236

Beverages - 0.7%
Boston Beer Co., Inc. (The), Class A *	590	142,096
Coca-Cola Bottling Co. Consolidated	135	23,946
Craft Brew Alliance, Inc. *	1,463	20,936
MGP Ingredients, Inc.	1,104	62,983
National Beverage Corp.	868	62,296

		312,257

Biotechnology - 9.5%
Acceleron Pharma, Inc. *	538	23,430
Acorda Therapeutics, Inc. *	1,537	23,946
Adverum Biotechnologies, Inc. *	5,990	18,868
Aeglea BioTherapeutics, Inc. *	3,738	27,998
Aimmune Therapeutics, Inc. *	1,577	37,722
Alder Biopharmaceuticals, Inc. *	1,585	16,246
Aldeyra Therapeutics, Inc. *	2,512	20,850
AMAG Pharmaceuticals, Inc. *	890	13,519
AnaptysBio, Inc. *	1,164	74,252
Arbutus Biopharma Corp. (Canada) *	6,849	26,232
Arena Pharmaceuticals, Inc. *	2,961	115,331
ArQule, Inc. *	20,323	56,295
Array BioPharma, Inc. *	10,925	155,681
Arrowhead Pharmaceuticals, Inc. *(a)	9,671	120,114
Atara Biotherapeutics, Inc. *	3,145	109,257
Athersys, Inc. *	13,981	20,133
Audentes Therapeutics, Inc. *	1,415	30,168
AVEO Pharmaceuticals, Inc. *(a)	11,259	18,014
Avid Bioservices, Inc. *	1,371	5,621
BioCryst Pharmaceuticals, Inc. *	1,819	14,679
Biohaven Pharmaceutical Holding Co. Ltd. *	558	20,635
BioSpecifics Technologies Corp. *	495	29,997
Blueprint Medicines Corp. *	254	13,693
Cara Therapeutics, Inc. *(a)	1,783	23,179
CareDx, Inc. *	5,074	127,560
CASI Pharmaceuticals, Inc. *	12,548	50,443
Catalyst Biosciences, Inc. *	3,929	31,000
Catalyst Pharmaceuticals, Inc. *	23,601	45,314
Cellular Biomedicine Group, Inc. *	1,560	27,550
ChemoCentryx, Inc. *	3,517	38,370
CTI BioPharma Corp. *	370	271
CytomX Therapeutics, Inc. *	1,204	18,180
Dicerna Pharmaceuticals, Inc. *	7,394	79,042
Eagle Pharmaceuticals, Inc. *	385	15,512
Editas Medicine, Inc. *	671	15,265
Emergent BioSolutions, Inc. *	1,592	94,374
Enanta Pharmaceuticals, Inc. *	1,448	102,562
Fate Therapeutics, Inc. *	6,292	80,726
Fennec Pharmaceuticals, Inc. (Canada) *	3,980	25,392
FibroGen, Inc. *	741	34,293
G1 Therapeutics, Inc. *	2,644	50,633
Genomic Health, Inc. *	1,231	79,289
Geron Corp. *(a)	13,653	13,653
Global Blood Therapeutics, Inc. *(a)	1,351	55,458

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 9.5% (continued)
Halozyme Therapeutics, Inc. *	3,078	$45,031
ImmunoGen, Inc. *	5,163	24,782
Immunomedics, Inc. *	11,910	169,956
Intercept Pharmaceuticals, Inc. *	1,238	124,778
Invitae Corp. *	1,366	15,108
Iovance Biotherapeutics, Inc. *	5,574	49,330
Karyopharm Therapeutics, Inc. *	5,708	53,484
Kura Oncology, Inc. *	1,793	25,174
Lexicon Pharmaceuticals, Inc. *	2,244	14,900
Ligand Pharmaceuticals, Inc. *	1,074	145,742
Loxo Oncology, Inc. *	1,600	224,112
Madrigal Pharmaceuticals, Inc. *(a)	1,033	116,440
Mirati Therapeutics, Inc. *(a)	3,271	138,756
Momenta Pharmaceuticals, Inc. *	1,216	13,425
Myriad Genetics, Inc. *	4,187	121,716
Natera, Inc. *	3,305	46,138
Novavax, Inc. *	11,718	21,561
Pieris Pharmaceuticals, Inc. *	6,644	17,673
PTC Therapeutics, Inc. *	2,980	102,274
REGENXBIO, Inc. *	2,603	109,196
Repligen Corp. *	1,590	83,857
Retrophin, Inc. *	1,727	39,082
Savara, Inc. *	3,138	23,755
Sorrento Therapeutics, Inc. *(a)	10,873	26,095
Spectrum Pharmaceuticals, Inc. *	1,314	11,497
Stemline Therapeutics, Inc. *	2,583	24,538
T2 Biosystems, Inc. *	6,373	19,183
Ultragenyx Pharmaceutical, Inc. *	533	23,175
Vanda Pharmaceuticals, Inc. *	1,751	45,754
Verastem, Inc. *	9,980	33,533
Vericel Corp. *	6,001	104,417
Viking Therapeutics, Inc. *(a)	8,206	62,776
Voyager Therapeutics, Inc. *	1,638	15,397
Xencor, Inc. *	2,514	90,906
XOMA Corp. *(a)	2,064	26,110
Zafgen, Inc. *	5,715	28,289

		4,238,687

Building Products - 0.9%
AAON, Inc.	1,050	36,813
Advanced Drainage Systems, Inc.	1,060	25,705
American Woodmark Corp. *	270	15,033
Continental Building Products, Inc. *	1,526	38,837
Gibraltar Industries, Inc. *	1,568	55,805
Masonite International Corp. *	767	34,385
Patrick Industries, Inc. *	885	26,205
PGT Innovations, Inc. *	1,534	24,314
Simpson Manufacturing Co., Inc.	709	38,378
Trex Co., Inc. *	1,853	109,994

		405,469

Capital Markets - 1.5%
Blucora, Inc. *	3,245	86,447
Greenhill & Co., Inc.	1,130	27,572
Hamilton Lane, Inc., Class A	3,174	117,438
Houlihan Lokey, Inc.	3,457	127,218
Moelis & Co., Class A	3,290	113,110
Oppenheimer Holdings, Inc., Class A	1,046	26,725
Piper Jaffray Cos.	500	32,920
PJT Partners, Inc., Class A	2,344	90,853
Stifel Financial Corp.	730	30,237

		652,520

Chemicals - 0.9%
AdvanSix, Inc. *	705	17,160
Amyris, Inc. *(a)	7,112	23,754
Balchem Corp.	308	24,132
Chase Corp.	298	29,815

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 0.9% (continued)
Ferro Corp. *	2,369	$37,146
Ingevity Corp. *	1,654	138,423
Innospec, Inc.	332	20,504
Intrepid Potash, Inc. *	10,284	26,738
Minerals Technologies, Inc.	500	25,670
Rayonier Advanced Materials, Inc.	1,897	20,203
Sensient Technologies Corp.	883	49,316

		412,861

Commercial Services & Supplies - 1.6%
Brady Corp., Class A	570	24,772
Brink’s Co. (The)	589	38,079
Casella Waste Systems, Inc., Class A *	1,634	46,553
Cimpress NV (Netherlands) *	980	101,352
Healthcare Services Group, Inc.	438	17,599
Interface, Inc.	1,215	17,314
Kimball International, Inc., Class B	1,371	19,454
McGrath RentCorp	1,981	101,982
Mobile Mini, Inc.	2,558	81,216
MSA Safety, Inc.	684	64,481
Multi-Color Corp.	444	15,580
Quad/Graphics, Inc. (a)	1,129	13,909
SP Plus Corp. *	660	19,496
Team, Inc. *(a)	2,087	30,574
Tetra Tech, Inc.	1,227	63,522
UniFirst Corp.	112	16,024
US Ecology, Inc.	349	21,980
Viad Corp.	445	22,290

		716,177

Communications Equipment - 1.0%
Calix, Inc. *	2,744	26,754
Ciena Corp. *	5,979	202,748
Comtech Telecommunications Corp.	1,871	45,540
Harmonic, Inc. *	2,878	13,584
InterDigital, Inc.	771	51,218
Plantronics, Inc.	1,324	43,824
ViaSat, Inc. *(a)	411	24,229
Viavi Solutions, Inc. *	3,865	38,843

		446,740

Construction & Engineering - 0.6%
Ameresco, Inc., Class A *	1,077	15,186
Argan, Inc.	520	19,677
Comfort Systems USA, Inc.	1,586	69,276
EMCOR Group, Inc.	249	14,863
HC2 Holdings, Inc. *(a)	962	2,540
MasTec, Inc. *	328	13,304
NV5 Global, Inc. *	1,032	62,487
Primoris Services Corp.	853	16,318
Sterling Construction Co., Inc. *	3,746	40,794

		254,445

Consumer Finance - 0.8%
Enova International, Inc. *	1,574	30,630
EZCORP, Inc., Class A *	5,444	42,082
FirstCash, Inc.	416	30,098
Green Dot Corp., Class A *	2,797	222,417
Nelnet, Inc., Class A	400	20,936

		346,163

Containers & Packaging - 0.1%
Greif, Inc., Class A	913	33,881

Distributors - 0.1%
Core-Mark Holding Co., Inc.	991	23,041

Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc. *	1,674	79,214
American Public Education, Inc. *	721	20,520

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Consumer Services - 1.5% (continued)
Career Education Corp. *	9,718	$110,979
Chegg, Inc. *	8,104	230,316
Regis Corp. *	3,971	67,308
Sotheby’s *	639	25,394
Strategic Education, Inc.	638	72,362
Weight Watchers International, Inc. *	2,178	83,962

		690,055

Diversified Financial Services - 0.1%
On Deck Capital, Inc. *	5,553	32,763

Diversified Telecommunication Services - 1.0%
ATN International, Inc.	323	23,104
Cogent Communications Holdings, Inc.	829	37,479
Intelsat SA *	8,413	179,954
Iridium Communications, Inc. *	3,903	72,010
Ooma, Inc. *	1,998	27,732
ORBCOMM, Inc. *	3,221	26,606
Vonage Holdings Corp. *	9,181	80,150

		447,035

Electric Utilities - 0.4%
ALLETE, Inc.	433	33,003
El Paso Electric Co.	473	23,712
MGE Energy, Inc.	949	56,902
Otter Tail Corp.	739	36,684
PNM Resources, Inc.	898	36,899

		187,200

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	678	30,300
EnerSys	274	21,265
Enphase Energy, Inc. *(a)	18,427	87,160
Generac Holdings, Inc. *	846	42,046
Plug Power, Inc. *(a)	15,010	18,612
Sunrun, Inc. *	6,676	72,702
Vicor Corp. *	2,745	103,733
Vivint Solar, Inc. *	5,080	19,355

		395,173

Electronic Equipment, Instruments & Components - 1.7%
Badger Meter, Inc.	936	46,060
Control4 Corp. *	1,596	28,090
ePlus, Inc. *	1,100	78,287
Fabrinet (Thailand) *	1,258	64,548
FARO Technologies, Inc. *	521	21,173
Insight Enterprises, Inc. *	904	36,838
Itron, Inc. *	320	15,133
Mesa Laboratories, Inc.	432	90,024
Methode Electronics, Inc.	887	20,658
Novanta, Inc. *	2,772	174,636
OSI Systems, Inc. *	393	28,807
PAR Technology Corp. *	1,152	25,056
Plexus Corp. *	600	30,648
Rogers Corp. *	180	17,831
Sanmina Corp. *	1,295	31,158
TTM Technologies, Inc. *	2,264	22,029
Vishay Intertechnology, Inc.	1,024	18,442
Vishay Precision Group, Inc. *	778	23,519

		772,937

Energy Equipment & Services - 1.0%
Archrock, Inc.	4,585	34,342
Era Group, Inc. *	2,427	21,212
Exterran Corp. *	1,190	21,063
Helix Energy Solutions Group, Inc. *	8,531	46,153
ION Geophysical Corp. *	4,068	21,072
Mammoth Energy Services, Inc.	3,520	63,290
Matrix Service Co. *	4,167	74,756

INVESTMENTS	SHARES	VALUE ($)
Energy Equipment & Services - 1.0% (continued)
Noble Corp. plc *	19,256	$50,451
Oil States International, Inc. *	1,466	20,934
Profire Energy, Inc. *	9,021	13,080
Solaris Oilfield Infrastructure, Inc., Class A	1,962	23,720
TETRA Technologies, Inc. *	8,647	14,527
Unit Corp. *	1,929	27,546

		432,146

Entertainment - 1.4%
AMC Entertainment Holdings, Inc., Class A (a)	2,883	35,403
Glu Mobile, Inc. *	12,132	97,905
Liberty Media Corp.-Liberty Braves, Class C *	1,059	26,359
Marcus Corp. (The)	389	15,366
Rosetta Stone, Inc. *	1,597	26,191
World Wrestling Entertainment, Inc., Class A	5,549	414,621

		615,845

Equity Real Estate Investment Trusts (REITs) - 2.2%
Agree Realty Corp.	570	33,699
CareTrust REIT, Inc.	2,224	41,055
EastGroup Properties, Inc.	161	14,769
Four Corners Property Trust, Inc.	799	20,934
Gladstone Commercial Corp.	2,247	40,266
Independence Realty Trust, Inc.	2,998	27,522
Innovative Industrial Properties, Inc. (a)	2,031	92,187
Jernigan Capital, Inc.	1,105	21,901
Monmouth Real Estate Investment Corp.	2,816	34,918
National Storage Affiliates Trust	3,565	94,330
NexPoint Residential Trust, Inc.	2,537	88,922
Preferred Apartment Communities, Inc., Class A	1,297	18,236
PS Business Parks, Inc.	1,024	134,144
Rexford Industrial Realty, Inc.	3,505	103,292
Ryman Hospitality Properties, Inc.	1,393	92,899
Terreno Realty Corp.	1,946	68,441
UMH Properties, Inc.	1,668	19,749
Universal Health Realty Income Trust	544	33,385
Xenia Hotels & Resorts, Inc.	1,185	20,382

		1,001,031

Food & Staples Retailing - 0.3%
Chefs’ Warehouse, Inc. (The) *	2,306	73,746
Natural Grocers by Vitamin Cottage, Inc. *	1,832	28,085
Performance Food Group Co. *	842	27,171

		129,002

Food Products - 1.5%
Calavo Growers, Inc. (a)	432	31,519
Darling Ingredients, Inc. *	1,560	30,014
Fresh Del Monte Produce, Inc.	1,226	34,659
Freshpet, Inc. *	2,549	81,976
J&J Snack Foods Corp.	693	100,201
John B Sanfilippo & Son, Inc.	879	48,925
Lancaster Colony Corp.	1,491	263,698
Sanderson Farms, Inc.	185	18,369
Simply Good Foods Co. (The) *	1,980	37,422

		646,783

Gas Utilities - 0.7%
Chesapeake Utilities Corp.	504	40,975
New Jersey Resources Corp.	513	23,429
Northwest Natural Holding Co.	369	22,310
ONE Gas, Inc.	2,459	195,736

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Gas Utilities - 0.7% (continued)
Southwest Gas Holdings, Inc.	322	$24,633

		307,083

Health Care Equipment & Supplies - 7.1%
Antares Pharma, Inc. *	16,954	46,115
AtriCure, Inc. *	1,381	42,259
Avanos Medical, Inc. *	997	44,656
AxoGen, Inc. *	3,930	80,290
Cardiovascular Systems, Inc. *	1,067	30,399
Cerus Corp. *	17,213	87,270
CONMED Corp.	500	32,100
CryoPort, Inc. *	6,759	74,552
CytoSorbents Corp. *(a)	5,195	41,976
Glaukos Corp. *	1,411	79,256
Globus Medical, Inc., Class A *	5,415	234,361
Haemonetics Corp. *	3,484	348,574
Heska Corp. *	1,066	91,783
Inogen, Inc. *	1,553	192,836
Integer Holdings Corp. *	1,234	94,105
IntriCon Corp. *	2,452	64,684
iRadimed Corp. *	663	16,217
iRhythm Technologies, Inc. *(a)	1,097	76,219
LeMaitre Vascular, Inc.	1,341	31,701
LivaNova plc *	2,684	245,505
Meridian Bioscience, Inc.	882	15,311
Merit Medical Systems, Inc. *	1,650	92,086
Natus Medical, Inc. *	500	17,015
Neogen Corp. *	1,047	59,679
Novocure Ltd. *	6,832	228,735
NuVasive, Inc. *	336	16,652
Nuvectra Corp. *	2,698	44,085
Quidel Corp. *	2,429	118,584
Senseonics Holdings, Inc. *(a)	12,072	31,266
Sientra, Inc. *	2,258	28,699
STAAR Surgical Co. *	4,538	144,808
Surmodics, Inc. *	1,549	73,206
Tactile Systems Technology, Inc. *	1,533	69,828
Tandem Diabetes Care, Inc. *	4,181	158,753
TransEnterix, Inc. *(a)	21,870	49,426
ViewRay, Inc. *	4,884	29,646
Wright Medical Group NV *	598	16,278

		3,148,915

Health Care Providers & Services - 3.2%
Addus HomeCare Corp. *	1,246	84,578
Amedisys, Inc. *	1,959	229,418
AMN Healthcare Services, Inc. *	1,210	68,559
BioTelemetry, Inc. *	2,610	155,869
CorVel Corp. *	404	24,935
Diplomat Pharmacy, Inc. *	1,962	26,409
Ensign Group, Inc. (The)	2,638	102,328
HealthEquity, Inc. *	3,370	201,020
LHC Group, Inc. *	1,013	95,100
PetIQ, Inc. *	534	12,533
Providence Service Corp. (The) *	400	24,008
R1 RCM, Inc. *	10,227	81,305
RadNet, Inc. *	2,195	22,323
Select Medical Holdings Corp. *	2,344	35,980
Tenet Healthcare Corp. *	6,114	104,794
Tivity Health, Inc. *	2,218	55,029
Triple-S Management Corp., Class B *	2,436	42,362
US Physical Therapy, Inc.	593	60,694

		1,427,244

Health Care Technology - 1.4%
Evolent Health, Inc., Class A *	2,908	58,015
HMS Holdings Corp. *	2,814	79,158
Inovalon Holdings, Inc., Class A *	2,353	33,365

INVESTMENTS	SHARES	VALUE ($)
Health Care Technology - 1.4% (continued)
Medidata Solutions, Inc. *	364	$24,541
Omnicell, Inc. *	1,035	63,383
Tabula Rasa HealthCare, Inc. *	2,266	144,480
Teladoc Health, Inc. *(a)	3,794	188,069
Vocera Communications, Inc. *	901	35,454

		626,465

Hotels, Restaurants & Leisure - 4.2%
BJ’s Restaurants, Inc.	2,242	113,378
Bojangles’, Inc. *	1,031	16,579
Brinker International, Inc. (a)	1,393	61,264
Churchill Downs, Inc.	324	79,037
Cracker Barrel Old Country Store, Inc. (a)	163	26,057
Dave & Buster’s Entertainment, Inc.	867	38,634
Denny’s Corp. *	2,000	32,420
Dine Brands Global, Inc.	1,765	118,855
Drive Shack, Inc. *	5,264	20,635
Eldorado Resorts, Inc. *	4,351	157,550
Fiesta Restaurant Group, Inc. *	1,197	18,565
Jack in the Box, Inc.	505	39,203
Nathan’s Famous, Inc.	443	29,437
Noodles & Co. *	9,535	66,650
Penn National Gaming, Inc. *	2,568	48,355
Planet Fitness, Inc., Class A *	5,837	312,980
RCI Hospitality Holdings, Inc.	2,273	50,756
Red Rock Resorts, Inc., Class A	2,880	58,493
Ruth’s Hospitality Group, Inc.	1,436	32,640
SeaWorld Entertainment, Inc. *	5,219	115,288
Shake Shack, Inc., Class A *	2,029	92,157
Texas Roadhouse, Inc.	2,332	139,220
Town Sports International Holdings, Inc. *	9,299	59,514
Wingstop, Inc.	2,521	161,823

		1,889,490

Household Durables - 0.6%
Cavco Industries, Inc. *	295	38,462
Helen of Troy Ltd. *	962	126,195
Hooker Furniture Corp.	780	20,545
La-Z-Boy, Inc.	722	20,007
MDC Holdings, Inc.	747	20,998
Turtle Beach Corp. *(a)	2,331	33,264

		259,471

Household Products - 0.5%
Central Garden & Pet Co., Class A *	3,085	96,406
WD-40 Co. (a)	778	142,577

		238,983

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C	1,476	25,461

Insurance - 3.0%
American Equity Investment Life Holding Co.	1,190	33,248
AMERISAFE, Inc.	907	51,418
Argo Group International Holdings Ltd.	2,019	135,778
Enstar Group Ltd. *	621	104,061
Health Insurance Innovations, Inc., Class A *(a)	1,710	45,708
James River Group Holdings Ltd.	2,244	81,996
Kemper Corp.	3,884	257,820
National General Holdings Corp.	2,980	72,146
Primerica, Inc.	1,772	173,142
RLI Corp.	1,699	117,214
Selective Insurance Group, Inc.	768	46,802
Trupanion, Inc. *	1,805	45,955

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 3.0% (continued)
United Fire Group, Inc.	1,284	$71,198
United Insurance Holdings Corp.	2,600	43,212
Universal Insurance Holdings, Inc.	1,620	61,430

		1,341,128

Interactive Media & Services - 0.4%
Liberty TripAdvisor Holdings, Inc., Class A *	799	12,696
QuinStreet, Inc. *	6,179	100,285
Travelzoo *	2,494	24,516
TrueCar, Inc. *	2,890	26,184

		163,681

Internet & Direct Marketing Retail - 1.5%
1-800-Flowers.com, Inc., Class A *	3,613	44,187
Etsy, Inc. *	9,079	431,888
Gaia, Inc. *	1,586	16,431
Groupon, Inc. *	5,857	18,742
Lands’ End, Inc. *	1,451	20,619
Quotient Technology, Inc. *	2,633	28,121
Shutterfly, Inc. *	1,378	55,478
Shutterstock, Inc.	924	33,273

		648,739

IT Services - 1.9%
CACI International, Inc., Class A *	1,204	173,412
Carbonite, Inc. *	3,115	78,685
Cardtronics plc, Class A *	789	20,514
CSG Systems International, Inc.	958	30,436
Everi Holdings, Inc. *	10,232	52,695
EVERTEC, Inc.	3,145	90,261
ExlService Holdings, Inc. *	374	19,680
ManTech International Corp., Class A	951	49,732
MAXIMUS, Inc.	1,045	68,019
Perficient, Inc. *	927	20,635
Science Applications International Corp.	553	35,226
Tucows, Inc., Class A *(a)	1,347	80,901
Unisys Corp. *	4,976	57,871
Virtusa Corp. *	1,703	72,531

		850,598

Leisure Products - 0.3%
Acushnet Holdings Corp.	1,201	25,305
Callaway Golf Co.	3,744	57,283
Johnson Outdoors, Inc., Class A	384	22,556
Malibu Boats, Inc., Class A *	668	23,246
Sturm Ruger & Co., Inc.	385	20,490

		148,880

Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. *(a)	2,058	23,667
Cambrex Corp. *	600	22,656
Codexis, Inc. *	9,635	160,905
Fluidigm Corp. *	2,057	17,731
Harvard Bioscience, Inc. *	5,732	18,228
Medpace Holdings, Inc. *	2,186	115,705
NeoGenomics, Inc. *	4,487	56,581
Syneos Health, Inc. *	335	13,182

		428,655

Machinery - 2.7%
Alamo Group, Inc.	289	22,346
Albany International Corp., Class A	511	31,902
Barnes Group, Inc.	333	17,855
Chart Industries, Inc. *	1,789	116,339
Columbus McKinnon Corp.	620	18,687
DMC Global, Inc.	2,204	77,404
Douglas Dynamics, Inc.	715	25,661
Federal Signal Corp.	2,000	39,800
Global Brass & Copper Holdings, Inc.	3,107	78,141

INVESTMENTS	SHARES	VALUE ($)
Machinery - 2.7% (continued)
Greenbrier Cos., Inc. (The)	726	$28,706
Harsco Corp. *	1,465	29,095
Hillenbrand, Inc.	650	24,655
John Bean Technologies Corp.	400	28,724
Kadant, Inc.	620	50,505
Kennametal, Inc.	1,208	40,202
Mueller Water Products, Inc., Class A	2,882	26,226
Navistar International Corp. *	1,226	31,815
Proto Labs, Inc. *	1,327	149,672
RBC Bearings, Inc. *	343	44,967
Rexnord Corp. *	1,006	23,088
Spartan Motors, Inc.	4,594	33,215
SPX Corp. *	4,273	119,687
SPX FLOW, Inc. *	638	19,408
Standex International Corp.	358	24,050
Sun Hydraulics Corp.	453	15,035
Tennant Co.	497	25,899
Watts Water Technologies, Inc., Class A	425	27,425
Woodward, Inc.	542	40,265

		1,210,774

Marine - 0.1%
Genco Shipping & Trading Ltd. *	4,726	37,288
Scorpio Bulkers, Inc.	4,339	23,995

		61,283

Media - 0.8%
Gray Television, Inc. *	1,605	23,658
MSG Networks, Inc., Class A *	1,161	27,353
National CineMedia, Inc.	3,129	20,276
New York Times Co. (The), Class A (a)	6,432	143,369
Nexstar Media Group, Inc., Class A	356	27,996
Scholastic Corp.	362	14,574
TechTarget, Inc. *	7,440	90,842

		348,068

Metals & Mining - 0.8%
Allegheny Technologies, Inc. *	2,541	55,317
Cleveland-Cliffs, Inc.	4,926	37,881
Gold Resource Corp.	6,116	24,464
Kaiser Aluminum Corp.	456	40,716
Materion Corp.	434	19,526
Schnitzer Steel Industries, Inc., Class A	769	16,572
SunCoke Energy, Inc. *	3,986	34,080
Warrior Met Coal, Inc.	4,515	108,857
Worthington Industries, Inc.	749	26,095

		363,508

Multiline Retail - 0.7%
Dillard’s, Inc., Class A (a)	597	36,005
Ollie’s Bargain Outlet Holdings, Inc. *	4,317	287,124

		323,129

Multi-Utilities - 0.1%
Unitil Corp.	507	25,674

Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. *	19,535	21,293
Arch Coal, Inc., Class A (a)	249	20,664
Berry Petroleum Corp. (a)	1,810	15,837
California Resources Corp. *	3,615	61,600
Carrizo Oil & Gas, Inc. *	2,082	23,506
CVR Energy, Inc.	5,100	175,848
Delek US Holdings, Inc.	3,645	118,499
Denbury Resources, Inc. *	33,353	57,034
GasLog Ltd. (Monaco)	1,757	28,920
HighPoint Resources Corp. *	9,640	24,004

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 2.1% (continued)
Northern Oil and Gas, Inc. *	30,204	$68,261
Oasis Petroleum, Inc. *	2,485	13,742
Pacific Ethanol, Inc. *	900	775
Par Pacific Holdings, Inc. *	1,283	18,193
Peabody Energy Corp.	4,476	136,428
Renewable Energy Group, Inc. *	2,064	53,045
REX American Resources Corp. *	300	20,433
Uranium Energy Corp. *	20,939	26,174
W&T Offshore, Inc. *	12,459	51,331

		935,587

Paper & Forest Products - 0.5%
Boise Cascade Co.	835	19,915
Louisiana-Pacific Corp.	2,218	49,284
Verso Corp., Class A *	6,115	136,976

		206,175

Personal Products - 1.0%
Inter Parfums, Inc.	814	53,374
Medifast, Inc.	1,138	142,273
USANA Health Sciences, Inc. *	1,999	235,342

		430,989

Pharmaceuticals - 2.4%
Akcea Therapeutics, Inc. *(a)	1,549	46,687
Amphastar Pharmaceuticals, Inc. *	1,336	26,586
ANI Pharmaceuticals, Inc. *	400	18,008
Assembly Biosciences, Inc. *	1,688	38,182
Collegium Pharmaceutical, Inc. *(a)	1,711	29,378
Cymabay Therapeutics, Inc. *	5,714	44,969
Endo International plc *	10,206	74,504
Horizon Pharma plc *	6,640	129,745
Intersect ENT, Inc. *	1,476	41,594
Intra-Cellular Therapies, Inc. *	2,531	28,828
Marinus Pharmaceuticals, Inc. *	6,055	17,378
MyoKardia, Inc. *	2,930	143,160
Omeros Corp. *	1,122	12,499
Pacira Pharmaceuticals, Inc. *	1,462	62,895
Phibro Animal Health Corp., Class A	2,245	72,199
Reata Pharmaceuticals, Inc., Class A *	1,337	75,006
Revance Therapeutics, Inc. *	805	16,205
Supernus Pharmaceuticals, Inc. *	1,621	53,850
WaVe Life Sciences Ltd. *(a)	1,647	69,240
Zogenix, Inc. *(a)	1,613	58,810

		1,059,723

Professional Services - 2.4%
ASGN, Inc. *	2,534	138,103
Exponent, Inc.	1,152	58,418
FTI Consulting, Inc. *	1,700	113,288
Heidrick & Struggles International, Inc.	869	27,104
Huron Consulting Group, Inc. *	554	28,425
ICF International, Inc.	619	40,099
Insperity, Inc.	3,205	299,219
Kforce, Inc.	1,548	47,864
Korn/Ferry International	2,498	98,771
TriNet Group, Inc. *	3,201	134,282
Willdan Group, Inc. *	2,362	82,623

		1,068,196

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,316	43,639
Marcus & Millichap, Inc. *	455	15,620
RE/MAX Holdings, Inc., Class A	817	25,123
RMR Group, Inc. (The), Class A	1,492	79,195

		163,577

Road & Rail - 0.9%
ArcBest Corp.	3,149	107,885

INVESTMENTS	SHARES	VALUE ($)
Road & Rail - 0.9% (continued)
Covenant Transportation Group, Inc., Class A *	1,000	$19,200
Marten Transport Ltd.	1,333	21,581
Saia, Inc. *	955	53,308
Universal Logistics Holdings, Inc.	5,496	99,423
USA Truck, Inc. *	3,949	59,117
Werner Enterprises, Inc.	699	20,648

		381,162

Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology, Inc. *	2,800	18,368
Brooks Automation, Inc.	834	21,834
Cabot Microelectronics Corp.	651	62,073
Cohu, Inc.	1,054	16,938
Cree, Inc. *	5,494	235,006
Diodes, Inc. *	1,023	33,002
Entegris, Inc.	1,000	27,895
FormFactor, Inc. *	1,022	14,400
MaxLinear, Inc. *	1,034	18,198
Nanometrics, Inc. *	818	22,356
Rambus, Inc. *	3,205	24,582
Rudolph Technologies, Inc. *	1,383	28,310
Semtech Corp. *	2,146	98,437
Silicon Laboratories, Inc. *	586	46,183
SMART Global Holdings, Inc. *(a)	1,068	31,720

		699,302

Software - 8.8%
8x8, Inc. *	4,163	75,101
ACI Worldwide, Inc. *	1,294	35,805
Alarm.com Holdings, Inc. *	1,940	100,628
Alteryx, Inc., Class A *(a)	3,892	231,457
Appfolio, Inc., Class A *	3,516	208,218
Benefitfocus, Inc. *(a)	825	37,719
Blackbaud, Inc.	578	36,356
Blackline, Inc. *	1,376	56,347
Bottomline Technologies DE, Inc. *	4,179	200,592
CommVault Systems, Inc. *	357	21,095
Cornerstone OnDemand, Inc. *	834	42,059
Coupa Software, Inc. *	3,739	235,034
Ebix, Inc. (a)	500	21,280
eGain Corp. *	5,705	37,482
Ellie Mae, Inc. *	400	25,132
Envestnet, Inc. *	990	48,698
Everbridge, Inc. *	2,215	125,723
Five9, Inc. *	6,017	263,063
HubSpot, Inc. *	1,984	249,448
Instructure, Inc. *	775	29,070
j2 Global, Inc.	493	34,204
LivePerson, Inc. *	4,871	91,867
MicroStrategy, Inc., Class A *	200	25,550
MINDBODY, Inc., Class A *	2,066	75,202
New Relic, Inc. *	3,417	276,675
Paylocity Holding Corp. *	2,192	131,980
Progress Software Corp.	661	23,459
PROS Holdings, Inc. *	1,046	32,844
Q2 Holdings, Inc. *	1,876	92,956
QAD, Inc., Class A	582	22,890
Qualys, Inc. *	2,725	203,667
Rapid7, Inc. *	3,479	108,406
ShotSpotter, Inc. *(a)	1,733	54,035
SPS Commerce, Inc. *	593	48,851
Trade Desk, Inc. (The), Class A *	2,552	296,185
Upland Software, Inc. *	2,969	80,698
Varonis Systems, Inc. *	2,240	118,496
Verint Systems, Inc. *	900	38,079
VirnetX Holding Corp. *	80	192

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Software - 8.8% (continued)
Workiva, Inc. *	1,189	$42,673
Yext, Inc. *(a)	3,113	46,228

		3,925,444

Specialty Retail - 4.4%
Aaron’s, Inc.	988	41,545
Abercrombie & Fitch Co., Class A	4,976	99,769
American Eagle Outfitters, Inc.	12,634	244,215
America’s Car-Mart, Inc. *	225	16,301
Ascena Retail Group, Inc. *	11,846	29,734
At Home Group, Inc. *	2,835	52,901
Boot Barn Holdings, Inc. *	5,347	91,059
Buckle, Inc. (The) (a)	3,056	59,103
Caleres, Inc.	531	14,778
Carvana Co. *(a)	6,983	228,414
Conn’s, Inc. *	1,890	35,645
Container Store Group, Inc. (The) *	4,947	23,597
DSW, Inc., Class A	2,685	66,320
Express, Inc. *	3,365	17,195
Five Below, Inc. *	3,571	365,385
Guess?, Inc.	6,093	126,552
Lithia Motors, Inc., Class A	321	24,502
Monro, Inc.	225	15,469
RH *(a)	1,277	153,010
RTW RetailWinds, Inc. *	21,876	61,909
Shoe Carnival, Inc.	1,726	57,838
Sleep Number Corp. *	573	18,181
Tailored Brands, Inc.	4,046	55,188
Tilly’s, Inc., Class A	4,151	45,080
Zumiez, Inc. *	1,702	32,627

		1,976,317

Technology Hardware, Storage & Peripherals - 0.0%(b)
3D Systems Corp. *	1,957	19,903

Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc. *	8,965	232,911
Deckers Outdoor Corp. *	2,201	281,618
Fossil Group, Inc. *	5,137	80,805
G-III Apparel Group Ltd. *	2,508	69,948
Movado Group, Inc.	2,133	67,446
Oxford Industries, Inc.	984	69,903
Rocky Brands, Inc.	1,617	42,042
Steven Madden Ltd.	1,420	42,969
Vera Bradley, Inc. *	3,176	27,218
Wolverine World Wide, Inc.	3,807	121,405

		1,036,265

Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. *(a)	1,952	49,151
Essent Group Ltd. *	503	17,193
Federal Agricultural Mortgage Corp., Class C	480	29,011
First Defiance Financial Corp.	1,450	35,539
HomeStreet, Inc. *	1,444	30,656
Kearny Financial Corp.	1,887	24,191
Meta Financial Group, Inc.	3,383	65,596
Mr Cooper Group, Inc. *	2,980	34,777
NMI Holdings, Inc., Class A *	1,635	29,185
Northwest Bancshares, Inc.	5,435	92,069
Radian Group, Inc.	1,157	18,929
Walker & Dunlop, Inc.	760	32,870
Waterstone Financial, Inc.	2,000	33,520

		492,687

Tobacco - 0.0% (b)
Pyxus International, Inc. *(a)	1,872	22,202

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - 0.9%
Aircastle Ltd.	970	$16,723
BlueLinx Holdings, Inc. *(a)	1,821	44,997
CAI International, Inc. *	1,309	30,408
DXP Enterprises, Inc. *	1,558	43,375
General Finance Corp. *	2,070	20,928
MRC Global, Inc. *	3,293	40,273
Rush Enterprises, Inc., Class A	906	31,239
SiteOne Landscape Supply, Inc. *(a)	1,324	73,177
Systemax, Inc.	2,599	62,090
Triton International Ltd.	697	21,656

		384,866

Water Utilities - 0.3%
American States Water Co.	928	62,213
Cadiz, Inc. *(a)	2,241	23,082
Middlesex Water Co.	1,085	57,885

		143,180

Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. *	3,025	62,224
NII Holdings, Inc. *(a)	16,683	73,572
Shenandoah Telecommunications Co.	2,014	89,120

		224,916

TOTAL COMMON STOCKS (Cost $40,963,001)		42,948,000

SHORT-TERM INVESTMENTS - 3.5%

INVESTMENT COMPANIES - 3.5%
Limited Purpose Cash Investment Fund, 2.50% (c)
(Cost $1,547,014)	1,547,165	1,547,165

SECURITIES LENDING COLLATERAL - 6.6%

Investment Companies - 6.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (c)(d)	398,790	398,790
Limited Purpose Cash Investment Fund 2.50% (c)(d)	2,543,088	2,543,088

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,941,878)		2,941,878

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.7% (Cost $45,451,893)		47,437,043

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)% (e)		(2,963,285)

NET ASSETS - 100.0%		$44,473,758

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,799,545	4.0%
Consumer Discretionary	7,289,772	16.4
Consumer Staples	1,780,215	4.0
Energy	1,367,733	3.1
Financials	4,346,498	9.8
Health Care	10,929,689	24.6
Industrials	5,849,994	13.2
Information Technology	6,714,923	15.1
Materials	1,016,426	2.3
Real Estate	1,164,607	2.6
Utilities	688,598	1.5
Short-Term Investments	1,547,165	3.5
Securities Lending Collateral	2,941,878	6.6

Total Investments In Securities At Value	47,437,043	106.7
Liabilities in Excess of Other Assets (e)	(2,963,285)	(6.7)

Net Assets	$44,473,758	100.0%

All securities are United States companies, unless noted otherwise in parentheses

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $2,851,350.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	18	3/2019	USD	$1,214,100	$41,792

					$41,792

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$54,851	$54,851

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 100.9%
Australia - 6.3%
AGL Energy Ltd.	12,612	$183,154
Alumina Ltd.	58,797	95,240
Amcor Ltd.	25,840	241,280
Aristocrat Leisure Ltd.	18,081	278,335
BHP Group plc	15,882	335,603
Caltex Australia Ltd.	1,553	27,863
CIMIC Group Ltd.	1,392	42,567
Cochlear Ltd.	1,221	149,608
Coles Group Ltd. *	14,170	117,173
Computershare Ltd.	9,146	110,843
CSL Ltd.	10,117	1,321,461
Dexus, REIT	12,369	92,577
Flight Centre Travel Group Ltd.	1,887	57,066
Goodman Group, REIT	22,377	167,623
Insurance Australia Group Ltd.	27,300	134,649
Macquarie Group Ltd.	3,696	283,099
Medibank Pvt Ltd.	25,722	46,567
Oil Search Ltd.	13,369	67,340
Ramsay Health Care Ltd.	3,372	137,161
REA Group Ltd.	1,574	82,119
Rio Tinto plc	13,589	650,809
Santos Ltd.	37,101	143,085
Sonic Healthcare Ltd.	2,086	32,542
Treasury Wine Estates Ltd.	26,540	276,754
Wesfarmers Ltd.	14,170	321,924
Woodside Petroleum Ltd.	8,106	178,554
Woolworths Group Ltd.	1,822	37,796

		5,612,792

Austria - 0.5%
ANDRITZ AG	2,003	91,990
OMV AG	6,031	263,392
Raiffeisen Bank International AG	2,814	71,805

		427,187

Belgium - 1.2%
Ageas	9,048	407,302
Colruyt SA	3,997	285,070
UCB SA	2,410	196,841
Umicore SA (a)	4,750	189,549

		1,078,762

Canada - 8.0%
Alimentation Couche-Tard, Inc., Class B (1)	4,809	239,217
Aurora Cannabis, Inc. (1)*(a)	8,443	41,931
Bank of Montreal (1)	3,668	239,634
Bombardier, Inc., Class B (1)*	30,021	44,640
Brookfield Asset Management, Inc., Class A (1)	7,267	278,501
CAE, Inc. (1)	3,067	56,366
Canadian Imperial Bank of Commerce (1)	2,715	202,213
Canadian National Railway Co. (1)	6,620	490,293
Canadian Pacific Railway Ltd. (1)	2,268	402,432
Canadian Tire Corp. Ltd., Class A (1)	1,020	106,647

INVESTMENTS	SHARES	VALUE ($)
Canada - 8.0% (continued)
CCL Industries, Inc., Class B (1)	2,242	$82,211
CGI Group, Inc., Class A (1)*	4,771	291,810
Constellation Software, Inc. (1)	693	443,587
Empire Co. Ltd., Class A (1)	4,422	93,383
Fairfax Financial Holdings Ltd. (1)	252	110,934
Finning International, Inc. (1)	1,593	27,771
Fortis, Inc. (1)	7,587	252,919
Gildan Activewear, Inc. (1)	2,257	68,510
Husky Energy, Inc. (1)	3,083	31,864
Imperial Oil Ltd. (1)	4,467	113,180
International Petroleum Corp. *(a)	3,493	11,527
Methanex Corp. (1)	862	41,458
National Bank of Canada (1)	3,761	154,413
Nutrien Ltd. (1)	7,464	350,565
Onex Corp. (1)	1,464	79,731
Open Text Corp. (1)	2,733	89,085
Pembina Pipeline Corp. (1)	3,384	100,414
Restaurant Brands International, Inc. (1)	1,303	68,071
Rogers Communications, Inc., Class B (1)	7,436	381,060
Shopify, Inc., Class A (1) *	3,096	428,138
Sun Life Financial, Inc. (1)	6,877	228,142
Suncor Energy, Inc. (1)	8,434	235,561
Thomson Reuters Corp. (1)	1,193	57,614
Toronto-Dominion Bank (The) (1)	23,521	1,169,158
WSP Global, Inc. (1)	2,856	122,738

		7,135,718

Chile - 0.0% (b)
Antofagasta plc	3,557	35,575

China - 0.2%
BOC Hong Kong Holdings Ltd.	24,500	90,937
Minth Group Ltd.	14,000	45,178

		136,115

Denmark - 3.0%
Carlsberg A/S, Class B	874	92,975
Chr Hansen Holding A/S	1,773	157,383
Coloplast A/S, Class B	2,912	270,861
DSV A/S	4,230	279,360
H Lundbeck A/S	1,874	82,480
ISS A/S	1,327	37,152
Novo Nordisk A/S, Class B	12,894	592,184
Novozymes A/S, Class B	1,164	52,010
Orsted A/S (c)	10,618	710,534
Tryg A/S	11,965	301,769
William Demant Holding A/S *(a)	4,713	134,188

		2,710,896

Finland - 2.3%
Elisa OYJ	1,415	58,608
Fortum OYJ	30,825	674,741
Kone OYJ, Class B	2,741	130,859
Metso OYJ	1,670	43,875
Neste OYJ	6,139	475,297
Nokia OYJ	5,038	29,246
Nokian Renkaat OYJ	1,449	44,504

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - 2.3% (continued)
Sampo OYJ, Class A	3,563	$157,911
Stora Enso OYJ, Class R	9,313	107,972
UPM-Kymmene OYJ	9,302	235,469
Wartsila OYJ Abp	4,467	71,307

		2,029,789

France - 5.3%
Accor SA	917	38,995
Airbus SE	10,257	977,901
AXA SA	6,712	144,858
BNP Paribas SA	8,449	381,563
Capgemini SE	1,863	185,303
Credit Agricole SA	26,078	280,663
Dassault Systemes SE	2,145	254,783
Electricite de France SA	7,138	112,972
EssilorLuxottica SA	726	92,026
Hermes International	304	168,890
Iliad SA	513	71,996
L’Oreal SA	548	125,396
LVMH Moet Hennessy Louis Vuitton SE	1,666	487,765
Orange SA	18,570	300,941
Peugeot SA	2,366	50,462
Renault SA	555	34,573
Safran SA	2,841	340,735
Sanofi	811	70,354
Societe Generale SA	855	27,107
TOTAL SA	10,152	535,469

		4,682,752

Germany - 7.9%
adidas AG	4,432	926,239
Allianz SE (Registered)	4,216	847,228
Axel Springer SE	845	47,875
Beiersdorf AG	1,858	193,794
Brenntag AG	1,127	49,193
Delivery Hero SE *(c)	2,806	104,759
Deutsche Boerse AG	2,739	327,462
Deutsche Post AG (Registered)	1,376	37,577
Deutsche Wohnen SE	10,462	478,122
E.ON SE	58,152	574,037
Fraport AG Frankfurt Airport Services Worldwide	1,128	80,729
Fresenius Medical Care AG & Co. KGaA	459	29,753
Hannover Rueck SE	3,192	430,187
HOCHTIEF AG	255	34,438
HUGO BOSS AG	1,731	106,706
MTU Aero Engines AG	651	118,223
Puma SE	380	185,802
RWE AG	11,498	250,425
SAP SE	9,679	960,637
Siemens AG (Registered)	1,201	134,034
Symrise AG	1,711	126,773
Vonovia SE	11,616	523,637
Wirecard AG	3,166	477,282

		7,044,912

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 2.1%
AIA Group Ltd.	12,800	$106,327
ASM Pacific Technology Ltd.	3,000	28,963
CK Asset Holdings Ltd.	10,500	76,824
CK Hutchison Holdings Ltd.	7,000	67,187
CLP Holdings Ltd.	26,000	293,823
Hang Seng Bank Ltd.	3,300	73,924
Henderson Land Development Co. Ltd.	21,961	109,301
Hong Kong & China Gas Co. Ltd. (a)	50,000	103,302
Hong Kong Exchanges & Clearing Ltd.	2,200	63,599
Link REIT	30,500	309,201
MTR Corp. Ltd.	19,500	102,625
New World Development Co. Ltd.	39,000	51,510
PCCW Ltd.	75,000	43,187
Power Assets Holdings Ltd. (a)	7,000	48,632
Shangri-La Asia Ltd.	32,000	47,240
Sun Hung Kai Properties Ltd.	8,000	114,173
Techtronic Industries Co. Ltd.	20,500	108,787
Wharf Real Estate Investment Co. Ltd.	13,000	77,752
Wheelock & Co. Ltd.	9,000	51,525

		1,877,882

Italy - 1.8%
Assicurazioni Generali SpA	6,913	115,544
Enel SpA	102,597	594,780
Eni SpA	18,286	288,868
Ferrari NV	3,660	364,185
Moncler SpA	2,560	85,191
Recordati SpA	1,120	38,786
Terna Rete Elettrica Nazionale SpA	23,336	132,528

		1,619,882

Japan - 26.8%
Aeon Co. Ltd.	13,300	259,963
AGC, Inc.	2,700	83,924
Alfresa Holdings Corp.	3,100	79,018
ANA Holdings, Inc.	9,000	323,092
Asahi Group Holdings Ltd.	8,100	313,906
Asahi Kasei Corp.	17,200	176,530
Astellas Pharma, Inc.	35,300	451,015
Bandai Namco Holdings, Inc.	700	31,429
Bank of Kyoto Ltd. (The)	1,000	41,095
Benesse Holdings, Inc.	2,100	53,421
Bridgestone Corp.	2,100	80,568
Brother Industries Ltd.	4,100	60,685
Canon, Inc.	12,100	332,940
Central Japan Railway Co.	1,700	358,679
Chiba Bank Ltd. (The)	15,000	83,557
Chubu Electric Power Co., Inc.	2,400	34,103
Chugai Pharmaceutical Co. Ltd.	7,700	446,594
Chugoku Electric Power Co., Inc. (The)	2,300	29,890
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	44,732
CyberAgent, Inc.	4,900	189,422
Daicel Corp.	3,400	34,903

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 26.8% (continued)
Daifuku Co. Ltd.	600	$27,204
Dai-ichi Life Holdings, Inc.	7,000	108,707
Daiichi Sankyo Co. Ltd.	16,100	514,970
Daikin Industries Ltd.	2,900	308,141
Daito Trust Construction Co. Ltd.	700	95,832
Daiwa House Industry Co. Ltd.	5,000	159,492
Don Quijote Holdings Co. Ltd.	1,300	80,374
Eisai Co. Ltd.	6,100	472,261
FamilyMart UNY Holdings Co. Ltd.	2,000	251,709
Fast Retailing Co. Ltd.	1,300	663,964
Fuji Electric Co. Ltd.	1,200	35,343
FUJIFILM Holdings Corp.	2,000	77,529
Fujitsu Ltd.	600	37,402
Fukuoka Financial Group, Inc.	2,400	48,656
Hikari Tsushin, Inc.	500	78,153
Hisamitsu Pharmaceutical Co., Inc.	1,400	77,284
Hitachi Construction Machinery Co. Ltd.	1,400	32,762
Hoshizaki Corp.	1,000	60,679
Hoya Corp.	6,900	416,070
Idemitsu Kosan Co. Ltd.	2,300	74,811
IHI Corp.	1,200	33,050
Iida Group Holdings Co. Ltd.	2,400	41,571
Inpex Corp.	11,300	100,127
ITOCHU Corp.	27,600	468,725
Japan Airlines Co. Ltd.	2,300	81,514
Japan Prime Realty Investment Corp., REIT	11	41,771
Japan Real Estate Investment Corp., REIT	21	117,908
Japan Retail Fund Investment Corp., REIT	23	45,898
JFE Holdings, Inc.	1,700	27,078
JXTG Holdings, Inc.	39,400	204,625
Kakaku.com, Inc.	3,100	54,835
Kaneka Corp.	1,400	50,137
Kansai Electric Power Co., Inc. (The)	17,900	268,441
Kao Corp.	8,700	643,954
Keihan Holdings Co. Ltd.	2,600	105,942
Keio Corp.	700	40,735
Keisei Electric Railway Co. Ltd.	2,700	84,594
Kikkoman Corp.	4,200	224,761
Kirin Holdings Co. Ltd.	18,600	387,839
Kobayashi Pharmaceutical Co. Ltd.	800	54,253
Komatsu Ltd.	1,800	38,682
Konami Holdings Corp.	2,600	114,249
Kose Corp.	1,200	188,493
Kyocera Corp.	900	44,987
Kyowa Hakko Kirin Co. Ltd.	2,300	43,461
Lion Corp.	4,900	101,271
M3, Inc.	10,800	145,489
Makita Corp.	800	28,413
Marubeni Corp.	8,300	58,237
Marui Group Co. Ltd.	7,000	135,659
McDonald’s Holdings Co. Japan Ltd.	3,000	127,434
MEIJI Holdings Co. Ltd.	1,100	89,647
MINEBEA MITSUMI, Inc.	1,900	27,398

INVESTMENTS	SHARES	VALUE ($)
Japan - 26.8% (continued)
Mitsubishi Chemical Holdings Corp.	3,600	$27,198
Mitsubishi Corp.	19,900	545,590
Mitsubishi Motors Corp.	7,500	40,843
Mitsubishi Tanabe Pharma Corp.	4,300	62,073
Mitsui & Co. Ltd.	13,400	205,868
Mitsui Chemicals, Inc.	1,200	27,091
Murata Manufacturing Co. Ltd.	200	26,950
Nexon Co. Ltd. *	5,000	64,548
Nidec Corp.	1,600	181,035
Nintendo Co. Ltd.	100	26,554
Nippon Building Fund, Inc., REIT	34	214,092
Nippon Electric Glass Co. Ltd.	1,600	39,199
Nippon Express Co. Ltd.	1,000	55,553
Nippon Paint Holdings Co. Ltd.	1,800	61,329
Nippon Telegraph & Telephone Corp.	1,900	77,519
Nissan Chemical Corp.	700	36,528
Nisshin Seifun Group, Inc.	5,000	102,982
Nissin Foods Holdings Co. Ltd.	900	56,391
Nitori Holdings Co. Ltd.	2,100	263,005
Nomura Real Estate Master Fund, Inc., REIT	23	30,261
Nomura Research Institute Ltd.	3,150	116,810
NTT Data Corp.	12,500	136,621
NTT DOCOMO, Inc.	22,300	501,064
Obayashi Corp.	5,200	47,086
Obic Co. Ltd.	2,600	200,690
Omron Corp.	900	32,627
Ono Pharmaceutical Co. Ltd.	4,200	85,767
Oracle Corp. Japan	1,300	82,521
Oriental Land Co. Ltd.	5,700	573,246
Otsuka Corp.	5,100	140,359
Otsuka Holdings Co. Ltd.	5,500	224,754
Park24 Co. Ltd.	2,900	63,861
Persol Holdings Co. Ltd.	3,400	50,434
Pola Orbis Holdings, Inc.	1,100	29,643
Recruit Holdings Co. Ltd.	23,900	577,394
Resona Holdings, Inc.	7,700	36,933
Ryohin Keikaku Co. Ltd.	900	218,504
Santen Pharmaceutical Co. Ltd.	3,800	54,827
Secom Co. Ltd.	700	58,065
Seven & i Holdings Co. Ltd.	1,800	78,219
Shimadzu Corp.	5,900	116,347
Shimano, Inc.	1,100	155,064
Shimizu Corp.	6,600	53,691
Shionogi & Co. Ltd.	4,300	245,425
Shiseido Co. Ltd.	9,400	588,703
Showa Denko KK	2,200	65,328
SoftBank Group Corp.	9,300	609,143
Sohgo Security Services Co. Ltd.	2,000	93,445
Sony Corp.	21,500	1,036,508
Sony Financial Holdings, Inc.	2,900	54,046
Stanley Electric Co. Ltd.	1,500	41,962
Sumitomo Chemical Co. Ltd.	9,200	44,553
Sumitomo Corp.	14,100	200,062
Sumitomo Dainippon Pharma Co. Ltd.	6,100	194,531
Sumitomo Heavy Industries Ltd.	2,500	74,128

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 26.8% (continued)
Sumitomo Realty & Development Co. Ltd.	3,000	$109,826
Sundrug Co. Ltd.	1,400	41,691
Suzuken Co. Ltd.	1,100	56,015
Suzuki Motor Corp.	4,500	226,851
T&D Holdings, Inc.	10,800	124,929
Taisei Corp.	3,600	154,182
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	120,442
Takeda Pharmaceutical Co. Ltd. (a)	5,300	179,641
TDK Corp.	1,500	105,008
Terumo Corp.	6,100	344,071
Toho Gas Co. Ltd.	700	29,445
Tokio Marine Holdings, Inc.	6,100	289,803
Tokyo Electric Power Co. Holdings, Inc. *	17,500	103,951
Toray Industries, Inc.	5,000	35,351
Toyota Motor Corp.	2,800	162,082
Toyota Tsusho Corp.	3,100	91,086
Trend Micro, Inc.	3,700	199,931
Tsuruha Holdings, Inc.	700	59,942
Unicharm Corp.	3,600	116,431
United Urban Investment Corp., REIT	38	58,852
USS Co. Ltd.	4,900	82,214
West Japan Railway Co.	1,000	70,651
Yakult Honsha Co. Ltd.	2,600	182,010
Yamaha Corp.	6,000	255,236
Yamato Holdings Co. Ltd.	6,800	186,433
Yokogawa Electric Corp.	2,900	50,061

		23,815,092

Luxembourg - 0.0% (b)
Tenaris SA	3,839	41,261

Macau - 0.1%
MGM China Holdings Ltd.	16,800	28,047
Sands China Ltd.	12,800	55,821
SJM Holdings Ltd.	47,000	43,668

		127,536

Netherlands - 7.4%
Akzo Nobel NV	2,316	186,517
ASML Holding NV (a)	4,876	763,872
EXOR NV	526	28,555
Koninklijke Ahold Delhaize NV	17,806	449,819
Koninklijke DSM NV	2,023	164,117
Koninklijke Philips NV	15,379	539,180
Koninklijke Vopak NV	1,704	77,274
NN Group NV	3,452	137,247
Randstad NV	611	28,014
Royal Dutch Shell plc, Class A	98,960	2,912,675
Royal Dutch Shell plc, Class B	22,851	683,188
Wolters Kluwer NV	10,278	604,420

		6,574,878

Norway - 2.1%
Aker BP ASA	3,814	96,162
Equinor ASA	66,938	1,419,898
Marine Harvest ASA	10,990	231,642

INVESTMENTS	SHARES	VALUE ($)
Norway - 2.1% (continued)
Telenor ASA	4,865	$94,480

		1,842,182

Portugal - 0.4%
Galp Energia SGPS SA	24,401	384,214

Singapore - 1.0%
CapitaLand Commercial Trust, REIT	39,000	50,093
DBS Group Holdings Ltd.	28,000	486,915
Oversea-Chinese Banking Corp. Ltd.	5,800	47,975
Singapore Telecommunications Ltd.	32,600	70,163
United Overseas Bank Ltd.	9,800	177,282
UOL Group Ltd.	9,700	44,115

		876,543

South Africa - 0.7%
Anglo American plc	27,870	623,192

Spain - 1.7%
Aena SME SA (c)	481	74,734
Amadeus IT Group SA	8,587	597,463
Ferrovial SA	7,001	141,789
Grifols SA	3,042	79,858
Iberdrola SA	17,701	142,137
Naturgy Energy Group SA	10,662	271,996
Repsol SA	12,461	200,336

		1,508,313

Sweden - 2.0%
Assa Abloy AB, Class B	10,741	192,337
Atlas Copco AB, Class A	2,523	60,194
Hexagon AB, Class B	4,438	205,158
Kinnevik AB, Class B	1,416	34,266
Lundin Petroleum AB	11,368	283,906
Sandvik AB	21,052	301,639
Swedish Match AB	7,375	290,335
Tele2 AB, Class B	7,236	92,286
Telefonaktiebolaget LM Ericsson, Class B	34,904	308,969

		1,769,090

Switzerland - 9.3%
ABB Ltd. (Registered)	10,867	207,517
Baloise Holding AG (Registered)	623	86,012
Barry Callebaut AG (Registered)	80	124,853
Chocoladefabriken Lindt & Spruengli AG	18	111,850
Cie Financiere Richemont SA (Registered)	7,423	478,692
Coca-Cola HBC AG *	2,201	68,886
EMS-Chemie Holding AG (Registered)	460	219,014
Geberit AG (Registered)	528	205,614
Givaudan SA (Registered)	140	324,614
Kuehne + Nagel International AG (Registered)	582	74,919
Lonza Group AG (Registered) *	2,711	704,738
Nestle SA (Registered)	11,393	924,688
Novartis AG (Registered)	25,742	2,204,654
Partners Group Holding AG	1,400	851,685

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 9.3% (continued)
Schindler Holding AG	335	$66,515
SGS SA (Registered)	15	33,765
Sika AG (Registered)	3,240	411,556
Sonova Holding AG (Registered)	898	147,673
STMicroelectronics NV	10,182	144,316
Straumann Holding AG (Registered)	789	498,303
Swatch Group AG (The)	247	72,089
Swisscom AG (Registered)	108	51,622
Vifor Pharma AG	714	77,694
Zurich Insurance Group AG	492	146,660

		8,237,929

United Kingdom - 10.4%
3i Group plc	5,219	51,497
Admiral Group plc	1,746	45,560
Ashtead Group plc	4,765	99,395
Associated British Foods plc	1,417	36,932
AstraZeneca plc	13,590	1,014,439
Auto Trader Group plc (c)	29,518	171,305
BAE Systems plc	37,113	217,069
Barratt Developments plc	7,602	44,842
BP plc	188,276	1,190,221
British American Tobacco plc	22,933	729,706
Bunzl plc	6,811	205,684
CNH Industrial NV	5,768	52,116
Compass Group plc	27,316	574,861
Diageo plc	1,887	67,431
Direct Line Insurance Group plc	42,210	171,581
Experian plc	5,258	127,464
GlaxoSmithKline plc	17,591	335,250
HSBC Holdings plc	124,012	1,023,066
International Consolidated Airlines Group SA	25,496	202,126
Intertek Group plc	3,758	230,000
Legal & General Group plc	45,149	133,026
Persimmon plc	12,600	310,285
Prudential plc	20,491	365,897
Reckitt Benckiser Group plc	5,607	429,364
Sage Group plc (The)	32,325	247,915
Smith & Nephew plc	3,009	56,324
Taylor Wimpey plc	76,759	133,473
Unilever NV, CVA	9,426	510,628
Vodafone Group plc	183,657	357,082
Whitbread plc	1,309	76,441

		9,210,980

United States - 0.4%
Bausch Health Cos., Inc. (1)*	12,536	231,859
QIAGEN NV *	2,407	82,249

		314,108

TOTAL COMMON STOCKS (Cost $89,090,486)		89,717,580

INVESTMENTS	NO. OF RIGHTS	VALUE ($)
RIGHTS - 0.0% (b)

Spain - 0.0% (b)
Repsol SA, expiring 1/18/2019 *
(Cost $4,583)	9,968	$4,568

	SHARES
SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
Limited Purpose Cash Investment Fund, 2.50% (1)(d)
(Cost $1,911,709)	1,911,709	1,911,709

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (1)(d)(e)	86,125	86,125
Limited Purpose Cash Investment Fund 2.50% (1)(d)(e)	549,219	549,219

TOTAL SECURITIES LENDING COLLATERAL (Cost $635,344)		635,344

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.7% (Cost $91,642,122)		92,269,201

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)% (f)		(3,333,140)

NET ASSETS - 100.0%		$88,936,061

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$3,460,056	3.9%
Consumer Discretionary	9,958,163	11.2
Consumer Staples	9,254,228	10.4
Energy	10,145,682	11.4
Financials	11,330,178	12.7
Health Care	13,284,079	14.9
Industrials	11,872,594	13.4
Information Technology	7,368,037	8.3
Materials	5,216,937	5.9
Real Estate	3,020,385	3.4
Utilities	4,811,809	5.4
Short-Term Investments	1,911,709	2.1
Securities Lending Collateral	635,344	0.7

Total Investments In Securities At Value	92,269,201	103.7
Liabilities in Excess of Other Assets (f)	(3,333,140)	(3.7)

Net Assets	$88,936,061	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $639,517.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $1,061,332, which represents approximately 1.19% of net assets of the fund.

(d)	Represents 7-day effective yield as of December 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $37,276 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	9	3/2019	USD	$772,200	$(3,015)

					$(3,015)

USD - United States Dollar

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 94.7%
Aerospace & Defense - 2.7%
Boeing Co. (The)	51,963	$16,758,067
Curtiss-Wright Corp.	27,687	2,827,396
General Dynamics Corp.	35,818	5,630,948
Harris Corp.	6,782	913,196
Huntington Ingalls Industries, Inc.	1,805	343,510
Lockheed Martin Corp.	23,009	6,024,677
Northrop Grumman Corp.	20,013	4,901,184
Raytheon Co.	102,175	15,668,536
Teledyne Technologies, Inc. *	18,637	3,859,164
Textron, Inc.	18,889	868,705
United Technologies Corp.	33,592	3,576,876

		61,372,259

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	49,790	4,186,841
Expeditors International of Washington, Inc.	71,959	4,899,689
FedEx Corp.	4,513	728,082

		9,814,612

Airlines - 0.2%
Southwest Airlines Co.	110,226	5,123,304

Banks - 3.5%
Bank of Hawaii Corp.	36,521	2,458,594
BB&T Corp.	52,967	2,294,530
BOK Financial Corp.	3,011	220,797
Commerce Bancshares, Inc.	36,592	2,062,691
East West Bancorp, Inc.	81,621	3,552,962
JPMorgan Chase & Co.	141,695	13,832,266
M&T Bank Corp.	49,427	7,074,487
PNC Financial Services Group, Inc. (The)	82,260	9,617,017
SunTrust Banks, Inc.	15,300	771,732
SVB Financial Group *	19,107	3,628,801
TCF Financial Corp.	86,054	1,677,192
US Bancorp	426,445	19,488,536
Wells Fargo & Co.	261,286	12,040,059

		78,719,664

Beverages - 3.5%
Brown-Forman Corp., Class B	73,348	3,489,898
Coca-Cola Co. (The)	636,623	30,144,099
Constellation Brands, Inc., Class A	49,451	7,952,710
Monster Beverage Corp. *	99,544	4,899,555
PepsiCo, Inc.	287,229	31,733,060

		78,219,322

Biotechnology - 0.9%
AbbVie, Inc.	9,784	901,987
Amgen, Inc.	26,031	5,067,455
Biogen, Inc. *	32,267	9,709,786
Gilead Sciences, Inc.	38,032	2,378,901
Vertex Pharmaceuticals, Inc. *	11,076	1,835,404

		19,893,533

Capital Markets - 3.2%
BlackRock, Inc.	12,131	4,765,299

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 3.2% (continued)
CME Group, Inc.	175,134	$32,946,208
FactSet Research Systems, Inc.	7,520	1,504,978
Intercontinental Exchange, Inc.	147,463	11,108,388
MarketAxess Holdings, Inc.	23,940	5,058,761
MSCI, Inc.	2,198	324,051
S&P Global, Inc.	31,179	5,298,559
SEI Investments Co.	11,120	513,744
T. Rowe Price Group, Inc.	108,842	10,048,294

		71,568,282

Chemicals - 2.7%
Air Products & Chemicals, Inc.	50,037	8,008,422
Ecolab, Inc.	115,081	16,957,185
Linde plc (United Kingdom)	146,906	22,923,212
LyondellBasell Industries NV, Class A	48,212	4,009,310
PPG Industries, Inc.	13,360	1,365,793
Sherwin-Williams Co. (The)	20,471	8,054,520

		61,318,442

Commercial Services & Supplies - 2.0%
Cintas Corp.	50,045	8,407,060
Copart, Inc. *	27,254	1,302,196
Republic Services, Inc.	161,667	11,654,574
Rollins, Inc.	174,517	6,300,064
Waste Management, Inc.	193,454	17,215,471

		44,879,365

Communications Equipment - 0.9%
Cisco Systems, Inc.	226,137	9,798,516
F5 Networks, Inc. *	54,899	8,895,285
Ubiquiti Networks, Inc. (a)	5,328	529,657

		19,223,458

Consumer Finance - 0.8%
American Express Co.	91,597	8,731,026
Credit Acceptance Corp. *	7,738	2,954,059
Discover Financial Services	109,915	6,482,787

		18,167,872

Containers & Packaging - 0.1%
Avery Dennison Corp.	15,124	1,358,589

Distributors - 0.1%
Pool Corp.	10,717	1,593,082

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *(a)	18,637	2,077,094
Grand Canyon Education, Inc. *	5,344	513,772
H&R Block, Inc.	211,788	5,373,061

		7,963,927

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	322,275	18,118,301

Electric Utilities - 5.7%
Alliant Energy Corp.	64,249	2,713,235
American Electric Power Co., Inc.	190,164	14,212,857
Avangrid, Inc.	26,862	1,345,518
Duke Energy Corp.	189,541	16,357,388
Eversource Energy	117,736	7,657,549

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 5.7% (continued)
Exelon Corp.	124,789	$5,627,984
Hawaiian Electric Industries, Inc.	40,499	1,483,073
NextEra Energy, Inc.	181,396	31,530,253
OGE Energy Corp.	166,262	6,515,808
Pinnacle West Capital Corp.	105,623	8,999,080
PPL Corp.	140,837	3,989,912
Southern Co. (The)	207,304	9,104,792
Xcel Energy, Inc.	349,666	17,228,044

		126,765,493

Electrical Equipment - 0.7%
Emerson Electric Co.	116,682	6,971,749
Rockwell Automation, Inc.	59,943	9,020,223

		15,991,972

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	19,003	1,539,623
Cognex Corp.	23,289	900,586
Dolby Laboratories, Inc., Class A	26,488	1,638,018
FLIR Systems, Inc.	83,532	3,636,983
National Instruments Corp.	62,467	2,834,752

		10,549,962

Entertainment - 0.9%
Electronic Arts, Inc. *	41,711	3,291,415
Netflix, Inc. *	8,428	2,255,838
Walt Disney Co. (The)	143,803	15,767,999

		21,315,252

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	92,787	18,901,640
Sysco Corp.	238,084	14,918,343
Walgreens Boots Alliance, Inc.	82,762	5,655,128
Walmart, Inc.	238,120	22,180,878

		61,655,989

Food Products - 3.4%
Archer-Daniels-Midland Co.	12,467	510,773
Flowers Foods, Inc.	157,867	2,915,803
Hershey Co. (The)	129,128	13,839,939
Hormel Foods Corp. (a)	333,495	14,233,566
Ingredion, Inc.	65,944	6,027,282
Kellogg Co.	13,287	757,492
Lamb Weston Holdings, Inc.	157,578	11,591,438
McCormick & Co., Inc. (Non-Voting)	111,120	15,472,349
Mondelez International, Inc., Class A	266,387	10,663,472

		76,012,114

Gas Utilities - 0.4%
Atmos Energy Corp.	55,714	5,165,802
UGI Corp.	90,859	4,847,328

		10,013,130

Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	163,950	11,858,504
ABIOMED, Inc. *	23,266	7,562,381
Align Technology, Inc. *	27,653	5,791,368
Baxter International, Inc.	19,782	1,302,051
Becton Dickinson and Co.	17,142	3,862,435
Cooper Cos., Inc. (The)	4,159	1,058,466
Danaher Corp.	118,477	12,217,348
DexCom, Inc. *	3,033	363,353
Edwards Lifesciences Corp. *	71,664	10,976,775

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 5.3% (continued)
ICU Medical, Inc. *(a)	18,833	$4,324,622
IDEXX Laboratories, Inc. *	16,231	3,019,291
Intuitive Surgical, Inc. *	27,870	13,347,500
Masimo Corp. *	38,665	4,151,461
Medtronic plc	102,277	9,303,116
ResMed, Inc.	78,147	8,898,599
Stryker Corp.	70,579	11,063,258
Varian Medical Systems, Inc. *	46,830	5,306,307
West Pharmaceutical Services, Inc.	34,522	3,384,192

		117,791,027

Health Care Providers & Services - 3.6%
Anthem, Inc.	41,375	10,866,316
Cardinal Health, Inc.	22,654	1,010,368
Chemed Corp.	12,557	3,557,147
Cigna Corp.	65,828	12,502,054
Henry Schein, Inc. *	102,485	8,047,122
Humana, Inc.	49,781	14,261,261
Laboratory Corp. of America Holdings *	3,340	422,042
Premier, Inc., Class A *	57,806	2,159,054
Quest Diagnostics, Inc.	8,809	733,526
UnitedHealth Group, Inc.	111,733	27,834,925

		81,393,815

Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. *	7,985	3,447,843
Choice Hotels International, Inc.	10,795	772,706
Darden Restaurants, Inc.	68,402	6,830,624
Domino’s Pizza, Inc.	9,939	2,464,773
Las Vegas Sands Corp.	157,657	8,206,047
McDonald’s Corp.	143,500	25,481,295
Starbucks Corp.	278,330	17,924,452
Yum! Brands, Inc.	74,360	6,835,171

		71,962,911

Household Durables - 0.2%
Garmin Ltd.	77,665	4,917,748

Household Products - 2.5%
Church & Dwight Co., Inc.	57,086	3,753,976
Clorox Co. (The)	44,401	6,843,970
Colgate-Palmolive Co.	188,737	11,233,626
Kimberly-Clark Corp.	18,581	2,117,119
Procter & Gamble Co. (The)	342,166	31,451,899

		55,400,590

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	91,480	2,093,977

Industrial Conglomerates - 1.6%
3M Co.	101,493	19,338,476
Honeywell International, Inc.	130,105	17,189,473

		36,527,949

Insurance - 6.4%
Aflac, Inc.	37,396	1,703,762
Alleghany Corp.	5,511	3,435,117
Allstate Corp. (The)	197,170	16,292,157
American Financial Group, Inc.	33,280	3,012,838
Aon plc	115,287	16,758,118

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 6.4% (continued)
Arch Capital Group Ltd. *	84,453	$2,256,584
Arthur J Gallagher & Co.	8,922	657,551
Assurant, Inc.	10,450	934,648
Athene Holding Ltd., Class A *	18,156	723,153
Axis Capital Holdings Ltd.	29,292	1,512,639
Chubb Ltd.	108,532	14,020,164
Cincinnati Financial Corp.	3,010	233,034
CNA Financial Corp.	8,681	383,266
Erie Indemnity Co., Class A	3,379	450,455
Everest Re Group Ltd.	31,136	6,780,175
Fidelity National Financial, Inc.	135,479	4,259,460
First American Financial Corp.	54,392	2,428,059
Hanover Insurance Group, Inc. (The)	25,747	3,006,477
Markel Corp. *	4,392	4,559,116
Marsh & McLennan Cos., Inc.	214,450	17,102,388
Old Republic International Corp.	25,086	516,019
Progressive Corp. (The)	298,111	17,985,037
RenaissanceRe Holdings Ltd.	24,501	3,275,784
Travelers Cos., Inc. (The)	144,060	17,251,185
Willis Towers Watson plc	5,213	791,646
WR Berkley Corp.	43,018	3,179,460

		143,508,292

Interactive Media & Services - 1.7%
Alphabet, Inc., Class A *	24,325	25,418,652
Facebook, Inc., Class A *	91,469	11,990,671

		37,409,323

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. *	7,389	11,098,056
Booking Holdings, Inc. *	6,186	10,654,890

		21,752,946

IT Services - 6.8%
Accenture plc, Class A	177,247	24,993,600
Akamai Technologies, Inc. *	117,092	7,151,979
Amdocs Ltd.	43,899	2,571,603
Automatic Data Processing, Inc.	99,408	13,034,377
Black Knight, Inc. *	13,560	611,014
Broadridge Financial Solutions, Inc.	36,384	3,501,960
Cognizant Technology Solutions Corp., Class A	172,038	10,920,972
EPAM Systems, Inc. *	24,208	2,808,370
Fiserv, Inc. *	61,178	4,495,971
Gartner, Inc. *	8,089	1,034,098
International Business Machines Corp.	60,464	6,872,943
Jack Henry & Associates, Inc.	33,072	4,184,269
Mastercard, Inc., Class A	138,493	26,126,705
Paychex, Inc.	131,219	8,548,918
PayPal Holdings, Inc. *	50,652	4,259,327
VeriSign, Inc. *	50,732	7,523,048
Visa, Inc., Class A	176,165	23,243,210

		151,882,364

Leisure Products - 0.0% (b)
Hasbro, Inc.	9,898	804,212

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	67,494	4,553,145
Bio-Techne Corp.	11,129	1,610,589

INVESTMENTS	SHARES	VALUE ($)
Life Sciences Tools & Services - 2.2% (continued)
Illumina, Inc. *	37,317	$11,192,488
Mettler-Toledo International, Inc. *	13,634	7,711,118
Thermo Fisher Scientific, Inc.	79,954	17,892,905
Waters Corp. *	31,783	5,995,863

		48,956,108

Machinery - 1.1%
Cummins, Inc.	9,380	1,253,543
Donaldson Co., Inc.	12,926	560,859
Dover Corp.	41,412	2,938,181
Fortive Corp.	42,185	2,854,237
IDEX Corp.	16,177	2,042,508
Illinois Tool Works, Inc.	93,795	11,882,889
Lincoln Electric Holdings, Inc.	11,449	902,754
Parker-Hannifin Corp.	4,392	655,023
Toro Co. (The)	4,360	243,637
Xylem, Inc.	18,653	1,244,528

		24,578,159

Media - 0.1%
Cable One, Inc.	686	562,588
John Wiley & Sons, Inc., Class A	18,072	848,842

		1,411,430

Metals & Mining - 0.1%
Royal Gold, Inc.	16,058	1,375,368

Multiline Retail - 0.3%
Dollar General Corp.	36,221	3,914,766
Target Corp.	37,857	2,501,969

		6,416,735

Multi-Utilities - 4.7%
Ameren Corp.	165,242	10,778,736
CenterPoint Energy, Inc.	24,123	680,992
CMS Energy Corp.	255,465	12,683,837
Consolidated Edison, Inc.	176,940	13,528,833
Dominion Energy, Inc.	220,066	15,725,916
DTE Energy Co.	123,050	13,572,415
Public Service Enterprise Group, Inc.	232,509	12,102,094
Sempra Energy	94,954	10,273,073
WEC Energy Group, Inc.	228,186	15,804,162

		105,150,058

Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.	23,972	2,607,914
ConocoPhillips	35,289	2,200,269
EOG Resources, Inc.	36,574	3,189,618
Exxon Mobil Corp.	109,166	7,444,030
HollyFrontier Corp.	19,446	994,079
Valero Energy Corp.	22,643	1,697,546

		18,133,456

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	68,244	8,878,544
Nu Skin Enterprises, Inc., Class A	18,217	1,117,249

		9,995,793

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	82,947	4,311,585
Eli Lilly & Co.	127,291	14,730,115
Johnson & Johnson	246,466	31,806,437

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - 4.3% (continued)
Merck & Co., Inc.	247,312	$18,897,110
Pfizer, Inc.	329,969	14,403,147
Zoetis, Inc.	134,698	11,522,067

		95,670,461

Professional Services - 0.6%
CoStar Group, Inc. *	8,308	2,802,621
Equifax, Inc.	9,609	894,886
Robert Half International, Inc.	90,368	5,169,049
Verisk Analytics, Inc. *	36,667	3,998,170

		12,864,726

Road & Rail - 0.6%
Landstar System, Inc.	45,430	4,346,288
Old Dominion Freight Line, Inc.	35,782	4,418,719
Union Pacific Corp.	36,731	5,077,326

		13,842,333

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	19,475	1,671,539
Intel Corp.	238,782	11,206,039
KLA-Tencor Corp.	8,121	726,748
Maxim Integrated Products, Inc.	43,630	2,218,586
Micron Technology, Inc. *	10,601	336,370
NVIDIA Corp.	13,988	1,867,398
Skyworks Solutions, Inc.	17,074	1,144,299
Texas Instruments, Inc.	210,894	19,929,483
Xilinx, Inc.	51,009	4,344,437

		43,444,899

Software - 3.4%
Adobe, Inc. *	74,615	16,880,898
ANSYS, Inc. *	22,982	3,285,047
Aspen Technology, Inc. *	11,762	966,601
Cadence Design Systems, Inc. *	29,426	1,279,442
Citrix Systems, Inc.	2,892	296,314
Fortinet, Inc. *	56,770	3,998,311
Intuit, Inc.	85,117	16,755,281
Manhattan Associates, Inc. *	36,015	1,525,956
Microsoft Corp.	273,630	27,792,599
Oracle Corp.	61,492	2,776,364
salesforce.com, Inc. *	4,538	621,570
Synopsys, Inc. *	2,890	243,454
VMware, Inc., Class A	2,209	302,920

		76,724,757

Specialty Retail - 1.8%
AutoZone, Inc. *	510	427,553
Foot Locker, Inc.	32,983	1,754,696
Home Depot, Inc. (The)	81,193	13,950,581
Lowe’s Cos., Inc.	40,548	3,745,013
O’Reilly Automotive, Inc. *	918	316,095
Ross Stores, Inc.	65,519	5,451,181
TJX Cos., Inc. (The)	152,836	6,837,883
Ulta Beauty, Inc. *	12,828	3,140,808
Urban Outfitters, Inc. *	94,021	3,121,497
Williams-Sonoma, Inc.	35,130	1,772,308

		40,517,615

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	56,095	8,848,425

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 0.5% (continued)
NetApp, Inc.	23,759	$1,417,700

		10,266,125

Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica, Inc. *	77,869	9,469,649
NIKE, Inc., Class B	248,524	18,425,569
VF Corp.	45,432	3,241,119

		31,136,337

Tobacco - 0.7%
Altria Group, Inc.	146,849	7,252,872
Philip Morris International, Inc.	113,064	7,548,153

		14,801,025

Trading Companies & Distributors - 0.3%
Fastenal Co.	24,489	1,280,530
WW Grainger, Inc.	17,520	4,946,947

		6,227,477

Water Utilities - 0.5%
American Water Works Co., Inc.	91,445	8,300,463
Aqua America, Inc.	66,531	2,274,695

		10,575,158

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. *	33,222	2,113,251

TOTAL COMMON STOCKS (Cost $1,908,033,571)		2,119,284,349

SHORT-TERM INVESTMENTS - 4.5%

INVESTMENT COMPANIES - 4.5%
Limited Purpose Cash Investment Fund, 2.50% (c)
(Cost $100,057,124)	100,076,220	100,076,220

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (c)(d)	780,466	780,466
Limited Purpose Cash Investment Fund 2.50% (c)(d)	4,977,039	4,977,039

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,757,505)		5,757,505

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.5% (Cost $2,013,848,200)		2,225,118,074

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (e)		11,463,678

NET ASSETS - 100.0%		$2,236,581,752

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$80,367,558	3.6%
Consumer Discretionary	187,065,514	8.4
Consumer Staples	296,084,832	13.2
Energy	18,133,456	0.8
Financials	311,964,110	13.9
Health Care	363,704,944	16.3
Industrials	231,222,156	10.3
Information Technology	312,091,565	13.9
Materials	64,052,398	2.9
Utilities	254,597,816	11.4
Short-Term Investments	100,076,220	4.5
Securities Lending Collateral	5,757,505	0.3

Total Investments In Securities At Value	2,225,118,074	99.5
Other Assets in Excess of Liabilities (e)	11,463,678	0.5

Net Assets	$2,236,581,752	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $6,958,711.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,668,405 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	661	3/2019	USD	$82,796,860	$(2,355,476)

					$(2,355,476)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$7,352,085	$7,352,085

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.6%
Australia - 8.8%
AGL Energy Ltd.	112,565	$1,634,694
Aristocrat Leisure Ltd.	13,769	211,957
Aurizon Holdings Ltd.	31,404	94,746
AusNet Services	94,515	103,581
Australia & New Zealand Banking Group Ltd.	34,236	591,553
BHP Group plc	11,661	246,409
BlueScope Steel Ltd.	23,605	182,092
Caltex Australia Ltd.	71,903	1,290,037
CIMIC Group Ltd.	32,248	986,142
Coca-Cola Amatil Ltd.	63,441	365,901
Cochlear Ltd.	6,566	804,523
Coles Group Ltd. *	50,652	418,845
Commonwealth Bank of Australia	8,215	419,028
Crown Resorts Ltd.	42,228	352,912
CSL Ltd.	3,379	441,358
Flight Centre Travel Group Ltd.	31,327	947,379
Fortescue Metals Group Ltd.	217,946	642,677
Insurance Australia Group Ltd.	13,086	64,543
National Australia Bank Ltd.	2,347	39,827
Newcrest Mining Ltd.	51,007	783,930
REA Group Ltd. (a)	4,942	257,835
Rio Tinto plc	3,538	169,443
Sonic Healthcare Ltd.	2,661	41,512
South32 Ltd.	246,962	587,477
Telstra Corp. Ltd.	1,085,022	2,177,490
Wesfarmers Ltd.	50,652	1,150,746
Westpac Banking Corp.	18,552	327,812
Woolworths Group Ltd.	110,904	2,300,595

		17,635,044

Austria - 0.1%
OMV AG	4,356	190,240

Belgium - 1.4%
Ageas	4,538	204,281
Anheuser-Busch InBev SA/NV	3,914	257,851
Colruyt SA	22,125	1,577,980
Groupe Bruxelles Lambert SA	618	53,854
KBC Group NV	525	33,778
Proximus SADP	18,794	508,543
Solvay SA	616	61,601
UCB SA	2,259	184,507

		2,882,395

Canada - 11.7%
Agnico Eagle Mines Ltd. (1)	11,684	471,571
Alimentation Couche-Tard, Inc., Class B (1)	16,373	814,452
Atco Ltd., Class I (1)	1,360	38,463
Bank of Montreal (1)	11,490	750,654
Bank of Nova Scotia (The) (1)	17,764	885,467
Barrick Gold Corp. (1)	62,226	840,042
BCE, Inc. (1)	51,234	2,023,917
Canadian Imperial Bank of Commerce (1)	10,966	816,747

INVESTMENTS	SHARES	VALUE ($)
Canada - 11.7% (continued)
Canadian National Railway Co. (1)	13,103	$970,440
Canadian Tire Corp. Ltd., Class A (1)	1,447	151,293
Canadian Utilities Ltd., Class A (1)	7,678	176,146
CI Financial Corp. (1)	46,030	582,624
Constellation Software, Inc. (1)	221	141,461
Emera, Inc. (1)	2,988	95,668
Empire Co. Ltd., Class A (1)	41,586	878,204
Fortis, Inc. (1)	19,176	639,247
Franco-Nevada Corp. (1)	12,958	908,636
George Weston Ltd. (1)	2,048	135,088
Goldcorp, Inc. (1)	25,120	246,011
Hydro One Ltd. (1)(b)	102,293	1,517,311
Imperial Oil Ltd. (1)	19,218	486,925
Intact Financial Corp. (1)	13,650	991,755
Kinross Gold Corp. (1)*	147,606	475,730
Loblaw Cos. Ltd. (1)	11,624	520,321
Manulife Financial Corp. (1)	27,430	389,188
Methanex Corp. (1)	3,238	155,733
Metro, Inc. (1)	3,452	119,702
Power Financial Corp. (1)	43,665	826,155
Rogers Communications, Inc., Class B (1)	13,888	711,694
Royal Bank of Canada (1)	17,262	1,181,484
Saputo, Inc. (1)	25,132	721,450
Seven Generations Energy Ltd., Class A (1)*	5,109	41,689
Shaw Communications, Inc., Class B (1)	20,800	376,478
Sun Life Financial, Inc. (1)	9,175	304,377
Suncor Energy, Inc. (1)	19,046	531,954
Teck Resources Ltd., Class B (1)	10,477	225,549
Thomson Reuters Corp. (1)	2,445	118,077
Toronto-Dominion Bank (The) (1)	24,133	1,199,579
Tourmaline Oil Corp. (1)	4,897	60,908
West Fraser Timber Co. Ltd. (1)	786	38,828
Wheaton Precious Metals Corp. (1)	45,506	888,320

		23,449,338

Chile - 0.1%
Antofagasta plc	14,724	147,262

China - 0.1%
BOC Hong Kong Holdings Ltd.	70,500	261,677

Denmark - 2.5%
Coloplast A/S, Class B	12,676	1,179,066
DSV A/S	8,686	573,645
H Lundbeck A/S	7,242	318,741
Novo Nordisk A/S, Class B	32,419	1,488,910
Novozymes A/S, Class B	11,837	528,906
Orsted A/S (b)	11,227	751,286
Pandora A/S	2,282	93,162

		4,933,716

Finland - 1.9%
Elisa OYJ	6,108	252,989
Fortum OYJ	11,586	253,610
Kone OYJ, Class B	20,352	971,633
Neste OYJ	14,010	1,084,692

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.9% (continued)
Nokia OYJ	14,485	$84,087
Nokian Renkaat OYJ	7,243	222,459
Nordea Bank Abp	27,239	229,303
Orion OYJ, Class B	6,133	213,361
Sampo OYJ, Class A	11,313	501,388

		3,813,522

France - 6.8%
Aeroports de Paris	2,096	397,459
Air Liquide SA	2,935	364,456
AXA SA	20,508	442,602
BNP Paribas SA	4,427	199,927
Bouygues SA	12,582	451,805
Cie Generale des Etablissements Michelin SCA	2,529	248,922
Danone SA	7,784	548,637
Dassault Systemes SE	4,971	590,455
Electricite de France SA	57,920	916,692
Engie SA	69,716	1,001,675
EssilorLuxottica SA	289	36,633
Hermes International	2,019	1,121,677
Kering SA	76	35,604
L’Oreal SA	7,915	1,811,144
LVMH Moet Hennessy Louis Vuitton SE	1,483	434,187
Pernod Ricard SA	2,640	433,278
Remy Cointreau SA	1,483	168,096
Sanofi	3,828	332,079
Societe BIC SA (a)	11,282	1,152,509
Societe Generale SA	7,780	246,661
Sodexo SA	2,939	301,411
Suez	34,596	457,797
Thales SA	4,043	472,454
TOTAL SA	22,274	1,174,844
Vinci SA	3,641	299,407

		13,640,411

Germany - 4.3%
adidas AG	1,278	267,088
Allianz SE (Registered)	4,165	836,979
BASF SE	6,846	476,849
Beiersdorf AG	7,238	754,941
Continental AG	2,050	285,434
Covestro AG (b)	4,880	241,680
Deutsche Post AG (Registered)	5,438	148,508
FUCHS PETROLUB SE (Preference)	4,052	167,518
Hannover Rueck SE	2,483	334,634
Henkel AG & Co. KGaA (Preference)	3,714	405,677
HUGO BOSS AG	6,368	392,551
MAN SE	14,212	1,466,238
METRO AG	18,038	277,553
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,286	280,475
ProSiebenSat.1 Media SE	19,673	350,053
SAP SE	15,462	1,534,598
Schaeffler AG (Preference)	5,743	48,922
Siemens AG (Registered)	273	30,467

INVESTMENTS	SHARES	VALUE ($)
Germany - 4.3% (continued)
Siemens Healthineers AG *(b)	5,937	$248,087
TUI AG	6,141	88,263
Wirecard AG	355	53,517

		8,690,032

Hong Kong - 3.6%
CK Hutchison Holdings Ltd.	23,000	220,759
CLP Holdings Ltd.	154,500	1,745,988
Hang Seng Bank Ltd.	16,800	376,341
HK Electric Investments & HK Electric Investments Ltd. (c)	857,000	863,756
HKT Trust & HKT Ltd.	210,000	302,511
Hong Kong & China Gas Co. Ltd.	704,015	1,454,530
MTR Corp. Ltd.	171,000	899,943
Power Assets Holdings Ltd. (a)	104,000	722,530
Techtronic Industries Co. Ltd.	105,000	557,200

		7,143,558

Italy - 0.3%
Enel SpA	89,661	519,787
Terna Rete Elettrica Nazionale SpA	28,272	160,561

		680,348

Japan - 28.7%
ABC-Mart, Inc.	11,200	620,244
AGC, Inc.	800	24,866
ANA Holdings, Inc.	4,900	175,906
Asahi Group Holdings Ltd.	7,500	290,654
Asahi Kasei Corp.	22,800	234,005
Astellas Pharma, Inc.	99,800	1,275,108
Bandai Namco Holdings, Inc.	13,200	592,670
Bank of Kyoto Ltd. (The)	1,600	65,752
Benesse Holdings, Inc.	8,800	223,859
Bridgestone Corp.	28,800	1,104,936
Brother Industries Ltd.	10,100	149,493
Calbee, Inc. (a)	43,900	1,371,192
Canon, Inc.	27,600	759,433
Casio Computer Co. Ltd.	25,400	301,149
Central Japan Railway Co.	4,800	1,012,739
Chiba Bank Ltd. (The)	5,900	32,866
Chubu Electric Power Co., Inc.	1,600	22,735
Chugai Pharmaceutical Co. Ltd.	8,400	487,194
Coca-Cola Bottlers Japan Holdings, Inc.	2,400	71,571
Daicel Corp.	21,500	220,711
Dai-ichi Life Holdings, Inc.	68,600	1,065,333
Daiichi Sankyo Co. Ltd.	9,100	291,070
DeNA Co. Ltd.	2,000	33,360
Disco Corp.	1,900	220,910
East Japan Railway Co.	8,700	768,298
Eisai Co. Ltd.	7,700	596,133
FANUC Corp.	300	45,528
Fast Retailing Co. Ltd.	600	306,445
FUJIFILM Holdings Corp.	3,200	124,046
Fujitsu Ltd.	1,500	93,504
Hakuhodo DY Holdings, Inc.	42,200	602,212
Hamamatsu Photonics KK	10,700	358,585
Hirose Electric Co. Ltd.	735	71,908
Hisamitsu Pharmaceutical Co., Inc.	7,800	430,580

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.7% (continued)
Hitachi Ltd.	14,400	$381,748
Hoshizaki Corp.	4,300	260,919
Hoya Corp.	18,700	1,127,611
ITOCHU Corp.	14,300	242,854
Japan Airlines Co. Ltd.	40,500	1,435,364
Japan Post Bank Co. Ltd.	5,900	64,958
Japan Post Holdings Co. Ltd.	23,100	266,713
Japan Tobacco, Inc.	30,400	722,337
Kajima Corp.	28,600	384,186
Kakaku.com, Inc.	7,500	132,666
Kamigumi Co. Ltd.	29,000	593,304
Kansai Electric Power Co., Inc. (The)	6,400	95,979
Kansai Paint Co. Ltd.	6,100	117,165
Kao Corp.	5,500	407,097
KDDI Corp.	81,800	1,954,606
Kikkoman Corp.	7,300	390,656
Kirin Holdings Co. Ltd.	14,400	300,263
Komatsu Ltd.	4,400	94,556
Konica Minolta, Inc.	18,100	162,926
Kose Corp.	2,200	345,571
Kuraray Co. Ltd.	9,700	136,426
Kurita Water Industries Ltd.	5,600	135,582
Kyocera Corp.	3,400	169,949
Kyushu Railway Co.	30,800	1,042,050
Lawson, Inc.	4,900	309,947
Lion Corp.	14,600	301,746
M3, Inc.	2,000	26,942
Makita Corp.	5,000	177,580
Mazda Motor Corp.	57,400	590,095
McDonald’s Holdings Co. Japan Ltd.	6,100	259,116
MEIJI Holdings Co. Ltd.	3,700	301,541
Mitsubishi Electric Corp.	6,400	70,577
Mitsubishi Motors Corp.	15,800	86,042
Mitsubishi Tanabe Pharma Corp.	39,700	573,093
Mitsubishi UFJ Financial Group, Inc.	27,000	132,507
Mitsui & Co. Ltd.	7,900	121,370
Mizuho Financial Group, Inc.	183,700	284,227
Murata Manufacturing Co. Ltd.	500	67,375
Nexon Co. Ltd. *	50,200	648,058
NH Foods Ltd.	2,100	78,943
Nidec Corp.	600	67,888
Nikon Corp.	7,500	111,713
Nippon Express Co. Ltd.	3,400	188,881
Nippon Paint Holdings Co. Ltd.	1,900	64,736
Nippon Telegraph & Telephone Corp.	32,100	1,309,658
Nissan Chemical Corp.	1,300	67,838
Nissan Motor Co. Ltd.	48,600	388,767
Nisshin Seifun Group, Inc.	8,400	173,010
Nissin Foods Holdings Co. Ltd.	9,700	607,770
Nitori Holdings Co. Ltd.	3,700	463,389
Nitto Denko Corp.	11,400	571,760
Nomura Research Institute Ltd.	12,587	466,759
Obayashi Corp.	4,900	44,369
Obic Co. Ltd.	700	54,032
Omron Corp.	20,100	728,663
Ono Pharmaceutical Co. Ltd.	3,300	67,388

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.7% (continued)
Oracle Corp. Japan	8,900	$564,953
Oriental Land Co. Ltd.	9,100	915,182
Osaka Gas Co. Ltd.	74,600	1,360,852
Otsuka Corp.	23,400	644,002
Otsuka Holdings Co. Ltd.	5,000	204,322
Pola Orbis Holdings, Inc.	5,500	148,215
Recruit Holdings Co. Ltd.	47,800	1,154,787
Rinnai Corp.	8,600	566,271
Ryohin Keikaku Co. Ltd.	3,500	849,739
Sankyo Co. Ltd.	3,900	148,319
Secom Co. Ltd.	3,700	306,917
Sekisui Chemical Co. Ltd.	3,900	57,976
Seven & i Holdings Co. Ltd.	21,700	942,976
Seven Bank Ltd.	27,700	79,074
Shimamura Co. Ltd.	5,200	398,193
Shimano, Inc.	3,800	535,676
Shin-Etsu Chemical Co. Ltd.	800	61,466
Shionogi & Co. Ltd.	15,000	856,132
SMC Corp.	100	30,107
Sony Corp.	2,700	130,166
Sony Financial Holdings, Inc.	2,000	37,273
Stanley Electric Co. Ltd.	9,500	265,758
Subaru Corp.	33,200	709,264
Sumitomo Corp.	7,900	112,091
Sumitomo Dainippon Pharma Co. Ltd.	3,000	95,671
Sumitomo Heavy Industries Ltd.	1,200	35,581
Sumitomo Mitsui Financial Group, Inc.	4,300	141,750
Sundrug Co. Ltd.	28,800	857,640
Suntory Beverage & Food Ltd.	9,300	419,919
Suzuken Co. Ltd.	3,400	173,137
Suzuki Motor Corp.	15,100	761,213
Sysmex Corp.	10,800	512,904
T&D Holdings, Inc.	48,100	556,398
Taisei Corp.	5,600	239,839
Taisho Pharmaceutical Holdings Co. Ltd.	700	70,258
Toho Co. Ltd.	3,900	141,308
Toho Gas Co. Ltd.	18,500	778,189
Tohoku Electric Power Co., Inc.	32,900	433,159
Tokyo Electric Power Co. Holdings, Inc. *	70,200	416,991
Tokyo Electron Ltd.	1,000	112,574
Tokyo Gas Co. Ltd.	50,700	1,282,312
Tosoh Corp.	17,400	225,697
TOTO Ltd.	1,200	41,508
Toyo Suisan Kaisha Ltd.	25,300	881,024
Toyota Motor Corp.	700	40,521
Trend Micro, Inc.	4,000	216,142
Tsuruha Holdings, Inc.	4,400	376,781
Unicharm Corp.	1,500	48,513
USS Co. Ltd.	26,300	441,272
West Japan Railway Co.	9,700	685,317
Yakult Honsha Co. Ltd.	13,200	924,049
Yamada Denki Co. Ltd. (a)	15,800	75,883

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.7% (continued)
Yamaha Corp.	1,200	$51,047
Yamaha Motor Co. Ltd.	31,800	620,854
Yamato Holdings Co. Ltd.	1,200	32,900
Yamazaki Baking Co. Ltd.	2,100	43,979
Yokogawa Electric Corp.	4,600	79,407

		57,309,709

Macau - 0.7%
Galaxy Entertainment Group Ltd.	100,000	631,665
Sands China Ltd.	170,800	744,861

		1,376,526

Netherlands - 1.7%
ASML Holding NV	4,492	703,715
Heineken NV	2,163	191,181
Koninklijke Ahold Delhaize NV	43,960	1,110,526
Koninklijke Philips NV	3,240	113,593
Koninklijke Vopak NV	9,266	420,198
Randstad NV	4,463	204,628
Royal Dutch Shell plc, Class A	19,109	562,432

		3,306,273

Norway - 1.9%
DNB ASA	1,949	31,285
Equinor ASA	21,337	452,603
Gjensidige Forsikring ASA	16,603	259,734
Marine Harvest ASA	34,948	736,617
Norsk Hydro ASA	35,686	161,695
Orkla ASA	104,384	817,317
Telenor ASA	67,116	1,303,413
Yara International ASA	1,334	51,425

		3,814,089

Singapore - 3.8%
ComfortDelGro Corp. Ltd.	736,800	1,163,810
DBS Group Holdings Ltd.	68,100	1,184,250
Genting Singapore Ltd.	502,900	359,985
Jardine Cycle & Carriage Ltd.	1,700	44,011
Oversea-Chinese Banking Corp. Ltd.	134,400	1,111,701
SATS Ltd.	140,200	480,194
Singapore Airlines Ltd.	88,900	614,161
Singapore Telecommunications Ltd.	499,600	1,075,256
United Overseas Bank Ltd.	58,200	1,052,837
Wilmar International Ltd.	205,800	471,292

		7,557,497

South Africa - 0.2%
Anglo American plc	20,479	457,924

Spain - 1.0%
Endesa SA	13,559	312,680
Iberdrola SA	77,077	618,920
Industria de Diseno Textil SA	11,015	281,154
Mapfre SA	65,467	173,875
Red Electrica Corp. SA	27,188	606,299
Repsol SA	2,886	46,398

		2,039,326

Sweden - 3.8%
Assa Abloy AB, Class B	3,685	65,987
Atlas Copco AB, Class A	19,161	457,144

INVESTMENTS	SHARES	VALUE ($)
Sweden - 3.8% (continued)
Essity AB, Class B	37,155	$913,325
Hennes & Mauritz AB, Class B (a)	48,555	690,505
ICA Gruppen AB (a)	18,248	651,893
Investor AB, Class B	23,812	1,011,875
L E Lundbergforetagen AB, Class B	8,324	245,817
Sandvik AB	12,841	183,989
Securitas AB, Class B	34,057	548,655
Skanska AB, Class B	13,587	216,648
Svenska Handelsbanken AB, Class A	2,802	31,174
Swedish Match AB	18,711	736,604
Tele2 AB, Class B	68,457	873,086
Telia Co. AB	139,404	663,130
Volvo AB, Class B	21,379	279,938

		7,569,770

Switzerland - 4.6%
ABB Ltd. (Registered)	18,150	346,594
Adecco Group AG (Registered)	473	22,232
Chocoladefabriken Lindt & Spruengli AG	65	403,901
Coca-Cola HBC AG *	25,235	789,797
EMS-Chemie Holding AG (Registered)	562	267,578
Geberit AG (Registered)	423	164,725
Kuehne + Nagel International AG (Registered)	6,330	814,840
Nestle SA (Registered)	21,363	1,733,882
Novartis AG (Registered)	11,270	965,211
Partners Group Holding AG	212	128,969
Roche Holding AG	6,777	1,682,450
Schindler Holding AG	1,889	375,067
SGS SA (Registered)	52	117,053
Sika AG (Registered)	2,220	281,992
Sonova Holding AG (Registered)	1,598	262,785
Swatch Group AG (The)	438	127,834
Swiss Re AG	2,604	239,569
Swisscom AG (Registered)	694	331,716
Zurich Insurance Group AG	638	190,181

		9,246,376

United Kingdom - 9.5%
Admiral Group plc	20,048	523,126
Associated British Foods plc	27,947	728,398
AstraZeneca plc	10,504	784,081
Babcock International Group plc	31,175	194,447
BAE Systems plc	47,484	277,727
Barratt Developments plc	51,591	304,321
Berkeley Group Holdings plc	3,420	151,688
BP plc	57,637	364,363
British American Tobacco plc	8,440	268,553
BT Group plc	202,160	614,687
Bunzl plc	3,697	111,645
Burberry Group plc	55,930	1,228,169
Centrica plc	144,546	249,338
Compass Group plc	21,373	449,791
Diageo plc	50,862	1,817,525
Direct Line Insurance Group plc	170,849	694,492
easyJet plc	9,115	128,438

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 9.5% (continued)
Fiat Chrysler Automobiles NV *	1,982	$28,577
GlaxoSmithKline plc	24,653	469,837
Hargreaves Lansdown plc	10,356	244,246
HSBC Holdings plc	89,959	742,138
Imperial Brands plc	11,065	335,842
International Consolidated Airlines Group SA	4,841	38,378
ITV plc	456,248	726,194
Kingfisher plc	103,321	271,661
Marks & Spencer Group plc	98,848	310,027
Mondi plc	26,110	543,813
National Grid plc	101,740	995,355
Next plc	4,707	239,666
Pearson plc	58,828	704,753
Reckitt Benckiser Group plc	10,025	767,678
Royal Mail plc	141,878	492,443
Sage Group plc (The)	17,119	131,293
Smith & Nephew plc	51,219	958,751
SSE plc	41,219	569,217
Taylor Wimpey plc	102,025	177,407
Unilever NV, CVA	5,592	302,931
United Utilities Group plc	2,762	25,970
Vodafone Group plc	228,022	443,341
Whitbread plc	9,889	577,486

		18,987,793

United States - 0.1%
Ferguson plc	3,329	212,717

TOTAL COMMON STOCKS (Cost $195,097,183)		195,345,543

	NO. OF RIGHTS
RIGHTS - 0.0% (d)

Spain - 0.0% (d)
Repsol SA, expiring 1/18/2019 *
(Cost $957)	2,082	954

	SHARES
SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
Limited Purpose Cash Investment Fund, 2.50% (1)(e)
(Cost $3,647,857)	3,648,139	3,648,139

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 0.8%

Investment Companies - 0.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (1)(e)(f)	217,132	$217,132
Limited Purpose Cash Investment Fund 2.50% (1)(e)(f)	1,384,650	1,384,650

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,601,782)		1,601,782

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.2% (Cost $200,347,779)		200,596,418

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)% (g)		(400,773)

NET ASSETS - 100.0%		$200,195,645

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$18,518,952	9.2%
Consumer Discretionary	25,182,366	12.6
Consumer Staples	35,602,368	17.8
Energy	6,708,239	3.4
Financials	23,964,814	12.0
Health Care	17,276,397	8.6
Industrials	26,291,555	13.1
Information Technology	8,665,538	4.3
Materials	12,314,952	6.2
Utilities	20,821,316	10.4
Short-Term Investments	3,648,139	1.8
Securities Lending Collateral	1,601,782	0.8

Total Investments In Securities At Value	200,596,418	100.2
Liabilities in Excess of Other Assets (g)	(400,773)	(0.2)

Net Assets	$200,195,645	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $2,245,812.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $2,758,364, which represents approximately 1.38% of net assets of the fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2018, the value of these securities amounted to $863,756 or 0.43% of net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of December 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $738,527 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	34	3/2019	USD	$2,917,200	$(30,077)

					$(30,077)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$83,876	$83,876

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 101.5%
Brazil - 4.0%
Ambev SA, ADR (1)	148,089	$580,508
BB Seguridade Participacoes SA	15,000	106,790
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	33,155	267,561
Engie Brasil Energia SA	37,375	317,908
Equatorial Energia SA	3,800	72,990
Hypera SA *	7,800	60,740
IRB Brasil Resseguros S/A	4,100	88,199
Lojas Renner SA	12,600	137,462
M Dias Branco SA *	4,100	45,239
Odontoprev SA	138,000	488,909
Raia Drogasil SA *	1,500	22,095
Sul America SA	14,200	104,658
Telefonica Brasil SA, ADR (1)	18,502	220,729
TIM Participacoes SA, ADR (1)	27,237	417,816
Ultrapar Participacoes SA	2,700	37,012
WEG SA	35,554	160,749

		3,129,365

Chile - 4.5%
Aguas Andinas SA, Class A	1,020,599	561,583
Banco de Chile	5,904,291	844,006
Banco de Credito e Inversiones SA	496	32,263
Banco Santander Chile, ADR (1)	6,318	188,908
Cia Cervecerias Unidas SA, ADR (1)	18,745	471,062
Embotelladora Andina SA (Preference), Class B	37,026	139,010
Empresas COPEC SA	3,262	39,258
Enel Americas SA, ADR (1)	24,890	222,019
Enel Chile SA, ADR (1)	52,558	260,162
SACI Falabella	75,507	553,444
Sociedad Quimica y Minera de Chile SA, ADR (1)(a)	6,765	259,100

		3,570,815

China - 17.6%
3SBio, Inc. (b)	28,500	36,435
Agricultural Bank of China Ltd., Class H	639,000	279,880
ANTA Sports Products Ltd.	111,000	531,397
Bank of China Ltd., Class H	605,000	260,817
Bank of Communications Co. Ltd., Class H	296,000	231,126
Beijing Capital International Airport Co. Ltd., Class H	178,000	188,916
China Cinda Asset Management Co. Ltd., Class H	164,000	39,749
China Communications Services Corp. Ltd., Class H	828,000	686,520
China Construction Bank Corp., Class H	631,000	516,696
China Everbright Bank Co. Ltd., Class H	97,000	42,034
China Huishan Dairy Holdings Co. Ltd. (3)*(c)	700,000	1
China Longyuan Power Group Corp. Ltd., Class H	626,000	427,337
China Medical System Holdings Ltd.	97,000	90,550
China Merchants Bank Co. Ltd., Class H	39,500	144,246
China Mobile Ltd.	120,500	1,166,030
China Petroleum & Chemical Corp., Class H	418,000	297,955

INVESTMENTS	SHARES	VALUE ($)
China - 17.6% (continued)
China Resources Beer Holdings Co. Ltd.	26,000	$90,901
China Resources Gas Group Ltd. (a)	150,000	594,385
China Resources Pharmaceutical Group Ltd. (b)	33,000	42,978
China Resources Power Holdings Co. Ltd.	368,000	707,824
China Shenhua Energy Co. Ltd., Class H	102,500	223,547
China Telecom Corp. Ltd., Class H	1,352,000	692,720
China Unicom Hong Kong Ltd.	426,000	453,863
Chong Sing Holdings FinTech Gr *	716,000	9,074
CSPC Pharmaceutical Group Ltd.	296,000	424,899
ENN Energy Holdings Ltd.	43,000	382,174
Fuyao Glass Industry Group Co. Ltd., Class H (b)	15,200	48,665
Geely Automobile Holdings Ltd.	25,000	44,090
Great Wall Motor Co. Ltd., Class H (a)	55,500	31,909
Guangdong Investment Ltd.	610,000	1,178,630
Haitian International Holdings Ltd.	71,000	136,578
Hengan International Group Co. Ltd.	3,500	25,411
HengTen Networks Group Ltd. *	6,528,000	198,519
Huaneng Power International, Inc., Class H (a)	54,000	34,276
Huaneng Renewables Corp. Ltd., Class H	656,000	176,307
Industrial & Commercial Bank of China Ltd., Class H	735,000	522,776
Jiangsu Expressway Co. Ltd., Class H	170,000	237,289
Kingdee International Software Group Co. Ltd. (a)	36,000	31,827
Luye Pharma Group Ltd. (b)	46,500	32,364
Nexteer Automotive Group Ltd.	59,000	84,094
PICC Property & Casualty Co. Ltd., Class H	34,000	34,692
Shenzhou International Group Holdings Ltd.	16,000	181,854
Sinopec Shanghai Petrochemical Co. Ltd., Class H	372,000	162,839
Sinopharm Group Co. Ltd., Class H	5,600	23,577
Sinotruk Hong Kong Ltd.	122,000	183,929
Tencent Holdings Ltd.	10,600	424,852
Tingyi Cayman Islands Holding Corp.	196,000	262,504
Towngas China Co. Ltd. *	137,000	101,510
TravelSky Technology Ltd., Class H	38,000	97,392
Tsingtao Brewery Co. Ltd., Class H	38,000	153,368
Uni-President China Holdings Ltd.	422,000	365,434
Want Want China Holdings Ltd.	371,000	259,577
Wuxi Biologics Cayman, Inc. *(b)	3,000	19,166
Zhongsheng Group Holdings Ltd.	117,500	233,018
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,400	41,087

		13,889,588

Hong Kong - 1.3%
China Gas Holdings Ltd.	43,000	153,329
Haier Electronics Group Co. Ltd.	104,000	255,793
Kingboard Laminates Holdings Ltd.	43,500	35,933
Sino Biopharmaceutical Ltd.	312,500	205,715
SSY Group Ltd.	62,000	46,004
Sun Art Retail Group Ltd.	333,000	338,639

		1,035,413

India - 10.0%
Axis Bank Ltd., GDR *(d)	6,187	277,777
Bajaj Finance Ltd.	1,176	44,511

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
India - 10.0% (continued)
Bharti Infratel Ltd.	70,406	$261,143
Britannia Industries Ltd.	4,670	208,214
Coal India Ltd.	47,246	162,880
Dr Reddy’s Laboratories Ltd., ADR (1)	11,890	448,253
Hindustan Unilever Ltd.	51,769	1,348,919
Infosys Ltd., ADR (1)	106,912	1,017,803
InterGlobe Aviation Ltd. (b)	20,621	343,812
Larsen & Toubro Ltd., GDR (d)	18,581	379,873
Nestle India Ltd.	4,473	709,723
NTPC Ltd.	19,822	42,296
Reliance Industries Ltd., GDR (b)	26,863	854,894
State Bank of India, GDR *(d)	9,166	391,259
Tata Consultancy Services Ltd.	14,448	391,755
Tata Motors Ltd., ADR (1)*	2,636	32,106
Wipro Ltd., ADR (1)	182,378	935,599

		7,850,817

Indonesia - 3.4%
Bank Central Asia Tbk. PT	400,600	724,465
Bank Mandiri Persero Tbk. PT	234,000	120,035
Bank Rakyat Indonesia Persero Tbk. PT	864,000	220,111
Hanjaya Mandala Sampoerna Tbk. PT	1,409,900	364,621
Indofood CBP Sukses Makmur Tbk. PT	220,300	160,293
Kalbe Farma Tbk. PT	2,274,700	240,336
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	288,257
Unilever Indonesia Tbk. PT	153,200	484,667
United Tractors Tbk. PT	39,800	75,769

		2,678,554

Malaysia - 8.9%
DiGi.Com Bhd.	360,700	391,947
Fraser & Neave Holdings Bhd.	21,600	174,845
Hong Leong Bank Bhd.	107,800	531,787
IHH Healthcare Bhd.	144,000	187,478
Kuala Lumpur Kepong Bhd.	26,100	156,018
Malayan Banking Bhd.	352,900	810,667
Malaysia Airports Holdings Bhd.	39,700	80,419
My EG Services Bhd.	64,700	15,289
Nestle Malaysia Bhd.	4,400	156,701
Petronas Chemicals Group Bhd.	435,800	979,013
Petronas Dagangan Bhd.	9,600	61,445
Petronas Gas Bhd.	110,200	511,988
PPB Group Bhd.	100,500	426,261
Public Bank Bhd.	187,800	1,124,311
Sime Darby Plantation Bhd.	245,100	281,713
Telekom Malaysia Bhd.	148,800	95,952
Tenaga Nasional Bhd.	206,000	678,680
Westports Holdings Bhd.	404,100	353,502

		7,018,016

Mexico - 5.3%
America Movil SAB de CV, Class L, ADR (1)	2,319	33,046
Arca Continental SAB de CV (1)	76,300	426,194
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	139,628
El Puerto de Liverpool SAB de CV, Class C1 (1)	12,500	80,254
Fomento Economico Mexicano SAB de CV, ADR (1)	3,354	288,612
Gruma SAB de CV, Class B (1)	29,345	332,547
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	6,914	563,837

INVESTMENTS	SHARES	VALUE ($)
Mexico - 5.3% (continued)
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	2,477	$373,036
Grupo Bimbo SAB de CV, Series A (1)	107,500	214,160
Grupo Financiero Banorte SAB de CV, Class O (1)	24,300	118,435
Infraestructura Energetica Nova SAB de CV (1)	84,100	313,560
Kimberly-Clark de Mexico SAB de CV, Class A (1)*	21,300	33,784
Promotora y Operadora de Infraestructura SAB de CV (1)	23,300	223,055
Wal-Mart de Mexico SAB de CV (1)	415,700	1,057,032

		4,197,180

Philippines - 0.6%
Ayala Corp.	4,000	68,386
Bank of the Philippine Islands	176,330	314,917
BDO Unibank, Inc.	12,190	30,316
Jollibee Foods Corp.	8,570	47,555

		461,174

Poland - 2.6%
Bank Polska Kasa Opieki SA	10,096	294,341
Jastrzebska Spolka Weglowa SA *	4,277	77,327
LPP SA	243	510,903
PGE Polska Grupa Energetyczna SA *	67,912	182,098
Polski Koncern Naftowy ORLEN SA	6,848	198,412
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	55,891
Powszechna Kasa Oszczednosci Bank Polski SA	4,356	46,015
Powszechny Zaklad Ubezpieczen SA	30,380	357,925
Santander Bank Polska SA	3,292	316,415

		2,039,327

Russia - 0.8%
Magnit PJSC, GDR (d)	1,893	24,092
Mobile TeleSystems PJSC, ADR (1)	16,755	117,285
Novolipetsk Steel PJSC, GDR (d)	4,160	95,355
Severstal PJSC, GDR (d)	20,460	279,395
Tatneft PJSC, ADR	1,177	74,124

		590,251

South Africa - 7.0%
Absa Group Ltd.	4,155	46,634
Bidvest Group Ltd. (The)	22,037	316,554
Capitec Bank Holdings Ltd.	5,945	460,700
Clicks Group Ltd.	7,756	103,112
Coronation Fund Managers Ltd.	32,580	93,554
FirstRand Ltd.	93,749	427,015
Kumba Iron Ore Ltd.	13,994	275,210
Mr Price Group Ltd.	33,877	578,780
Nedbank Group Ltd.	2,862	54,585
Netcare Ltd.	17,991	32,924
Pick n Pay Stores Ltd.	130,952	617,780
RMB Holdings Ltd.	104,945	574,921
Sanlam Ltd.	6,667	36,930
Shoprite Holdings Ltd.	15,793	208,620
SPAR Group Ltd. (The)	13,671	196,954
Standard Bank Group Ltd.	6,730	83,617
Telkom SA SOC Ltd.	7,698	33,898
Tiger Brands Ltd.	30,449	579,077
Truworths International Ltd.	72,489	443,288
Vodacom Group Ltd.	37,827	347,909

		5,512,062

South Korea - 12.2%
Amorepacific Corp. *	476	89,562
BGF retail Co. Ltd. *	180	32,856

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Korea - 12.2% (continued)
Celltrion, Inc. *	2,505	$503,227
Cheil Worldwide, Inc. *	9,056	182,520
Coway Co. Ltd.	2,743	181,382
DB Insurance Co. Ltd. *	9,486	597,423
E-MART, Inc. *	140	22,863
Hanmi Science Co. Ltd. *	1,420	100,675
Hanon Systems	33,074	320,504
Hanssem Co. Ltd. *	1,290	78,200
Hanwha Life Insurance Co. Ltd. *	16,322	61,793
Hotel Shilla Co. Ltd. *	1,425	97,744
Hyundai Engineering & Construction Co. Ltd. *	2,835	138,846
Hyundai Glovis Co. Ltd. *	2,099	242,534
Hyundai Marine & Fire Insurance Co. Ltd. *	7,322	268,889
Hyundai Mobis Co. Ltd. *	689	117,553
Kangwon Land, Inc. *	14,048	402,169
Kia Motors Corp. *	4,700	141,667
KT Corp.	1,517	40,451
KT&G Corp.	5,549	505,218
LG Chem Ltd. *	528	164,588
LG Household & Health Care Ltd. *	270	266,845
Medy-Tox, Inc.	271	140,829
NAVER Corp. *	1,030	112,884
NCSoft Corp. *	1,533	642,588
Ottogi Corp. *	51	33,051
S-1 Corp. *	8,200	736,746
Samsung Biologics Co. Ltd. *(b)	898	312,356
Samsung Electronics Co. Ltd.	20,750	722,343
Samsung Fire & Marine Insurance Co. Ltd. *	1,206	289,994
Samsung Life Insurance Co. Ltd. *	2,063	150,958
Samsung SDS Co. Ltd. *	2,010	367,849
SillaJen, Inc. *	4,585	303,490
SK Hynix, Inc.	14,103	768,846
SK Innovation Co. Ltd.	197	31,621
SK Telecom Co. Ltd.	1,506	363,367
Woori Bank	4,221	59,026

		9,593,457

Taiwan - 14.7%
Advantech Co. Ltd.	33,998	232,257
Asustek Computer, Inc.	34,000	222,830
Catcher Technology Co. Ltd.	5,000	36,609
Chang Hwa Commercial Bank Ltd.	830,051	464,837
Cheng Shin Rubber Industry Co. Ltd.	16,000	21,282
Chunghwa Telecom Co. Ltd.	334,600	1,221,681
CTBC Financial Holding Co. Ltd.	321,000	211,133
Delta Electronics, Inc.	10,000	42,088
E.Sun Financial Holding Co. Ltd.	489,180	320,006
Far EasTone Telecommunications Co. Ltd.	407,000	1,010,974
Feng TAY Enterprise Co. Ltd.	19,040	108,757
First Financial Holding Co. Ltd.	1,386,394	903,214
Formosa Chemicals & Fibre Corp.	8,000	27,368
Formosa Petrochemical Corp.	130,000	461,308
Formosa Plastics Corp.	10,000	32,870
Fubon Financial Holding Co. Ltd.	119,000	182,581
Globalwafers Co. Ltd.	24,000	220,021
Hon Hai Precision Industry Co. Ltd.	35,666	82,083
Hua Nan Financial Holdings Co. Ltd.	701,063	399,255
Lite-On Technology Corp.	31,023	40,967
MediaTek, Inc.	3,000	22,328
Mega Financial Holding Co. Ltd.	571,000	482,050
Micro-Star International Co. Ltd.	75,000	186,621
Nanya Technology Corp.	11,000	19,699

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 14.7% (continued)
Nien Made Enterprise Co. Ltd.	26,000	$199,167
Novatek Microelectronics Corp.	28,000	129,267
President Chain Store Corp.	105,000	1,057,876
Realtek Semiconductor Corp.	62,442	289,602
TaiMed Biologics, Inc. *	7,000	37,429
Taiwan Cooperative Financial Holding Co. Ltd.	610,176	350,534
Taiwan Mobile Co. Ltd.	250,000	865,774
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	29,421	1,085,929
Teco Electric and Machinery Co. Ltd.	35,000	19,917
Uni-President Enterprises Corp.	192,172	435,973
United Microelectronics Corp.	43,000	15,549
Vanguard International Semiconductor Corp.	38,000	73,705
Win Semiconductors Corp.	10,000	38,524

		11,552,065

Thailand - 7.4%
Airports of Thailand PCL, NVDR	519,900	1,026,878
Bangkok Bank PCL, NVDR	57,000	355,741
Bangkok Dusit Medical Services PCL, NVDR	384,900	292,946
BTS Group Holdings PCL, NVDR	651,100	191,076
Bumrungrad Hospital PCL, NVDR	144,300	830,611
CP All PCL, NVDR	12,700	26,818
Delta Electronics Thailand PCL, NVDR	105,900	226,144
Electricity Generating PCL, NVDR	16,800	128,040
Glow Energy PCL, NVDR	16,400	44,843
Home Product Center PCL, NVDR	1,798,000	839,056
Kasikornbank PCL, NVDR	50,300	286,134
Krung Thai Bank PCL, NVDR	857,300	505,820
Robinson PCL, NVDR	229,600	447,432
Siam Cement PCL (The), NVDR	13,700	183,531
Siam Commercial Bank PCL (The), NVDR	96,900	397,755

		5,782,825

Turkey - 0.9%
BIM Birlesik Magazalar A/S	35,662	586,195
TAV Havalimanlari Holding A/S	13,073	59,038
Turkiye Sise ve Cam Fabrikalari A/S	76,358	81,773

		727,006

United Kingdom - 0.3%
Mondi Ltd.	10,770	231,992

TOTAL COMMON STOCKS (Cost $76,568,772)		79,859,907

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENT COMPANIES - 1.0%
Limited Purpose Cash Investment Fund, 2.50% (1)(e)
(Cost $798,887)	799,129	799,129

SECURITIES LENDING COLLATERAL - 0.4%

Investment Companies - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Investment Companies - 0.4% (continued)
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.32% (1)(e)(f)	40,258	$40,258
Limited Purpose Cash Investment Fund 2.50% (1)(e)(f)	256,727	256,727

TOTAL SECURITIES LENDING COLLATERAL (Cost $296,985)		296,985

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.9% (Cost $77,664,644)		80,956,021

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)% (g)		(2,295,931)

NET ASSETS - 100.0%		$78,660,090

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$10,072,204	12.8%
Consumer Discretionary	6,948,043	8.8
Consumer Staples	14,504,572	18.4
Energy	2,574,115	3.3
Financials	17,302,688	22.0
Health Care	4,901,890	6.2
Industrials	6,079,445	7.7
Information Technology	7,348,861	9.4
Materials	2,768,589	3.5
Utilities	7,359,500	9.4
Short-Term Investments	799,129	1.0
Securities Lending Collateral	296,985	0.4

Total Investments In Securities At Value	80,956,021	102.9
Liabilities in Excess of Other Assets (g)	(2,295,931)	(2.9)

Net Assets	$78,660,090	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $565,079.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $1,690,670, which represents approximately 2.15% of net assets of the fund.

(c)

Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2018 amounted to $1, which represents approximately 0.00% of net assets of the fund.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2018, the value of these securities amounted to $1,447,751 or 1.84% of net assets.

(e)	Represents 7-day effective yield as of December 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $284,070 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	10	3/2019	USD	$483,400	$(4,123)

					$(4,123)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$60,924	$60,924

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 89.2%
Australia - 1.4%
ASX Ltd.	891	$37,649
Aurizon Holdings Ltd.	187,960	567,076
BHP Group Ltd.	14,837	358,626
BlueScope Steel Ltd.	21,749	167,774
Caltex Australia Ltd.	3,816	68,464
CIMIC Group Ltd.	21,154	646,887
Dexus, REIT	14,068	105,294
Goodman Group, REIT	25,367	190,021
GPT Group (The), REIT	42,925	161,529
LendLease Group	2,927	23,979
Mirvac Group, REIT	95,677	151,105
Rio Tinto plc	6,451	308,954
Scentre Group, REIT	45,435	124,909
Stockland, REIT	49,658	123,191
Vicinity Centres, REIT	79,436	145,557

		3,181,015

Belgium - 0.6%
Ageas	13,688	616,174
UCB SA	8,699	710,505

		1,326,679

Canada - 2.0%
Alimentation Couche-Tard, Inc., Class B (1)	2,993	148,883
Canadian National Railway Co. (1)	3,900	288,843
CGI Group, Inc., Class A (1)*	10,721	655,731
Constellation Software, Inc. (1)	1,648	1,054,880
Finning International, Inc. (1)	8,623	150,328
Great-West Lifeco, Inc. (1)(a)	1,345	27,763
Husky Energy, Inc. (1)	50,321	520,092
Magna International, Inc. (1)	2,804	127,281
Manulife Financial Corp. (1)	5,117	72,602
Methanex Corp. (1)	11,311	544,008
Open Text Corp. (1)	6,409	208,907
Power Corp. of Canada (1)	1,646	29,575
RioCan REIT (1)	6,747	117,623
Toronto-Dominion Bank (The) (1)	1,694	84,204
West Fraser Timber Co. Ltd. (1)	8,274	408,730

		4,439,450

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	247,700	227,597

Denmark - 1.4%
Danske Bank A/S	5,712	113,397
H Lundbeck A/S	14,116	621,286
Novo Nordisk A/S, Class B	46,882	2,153,153
Orsted A/S (b)	3,214	215,074
Pandora A/S	2,834	115,698

		3,218,608

Finland - 1.0%
Neste OYJ	13,796	1,068,122
Sampo OYJ, Class A	10,729	475,506
UPM-Kymmene OYJ	26,872	680,233

		2,223,861

France - 3.6%
AXA SA	33,701	727,332
BNP Paribas SA	9,012	406,989
CNP Assurances	14,403	305,726

INVESTMENTS	SHARES	VALUE ($)
France - 3.6% (continued)
Electricite de France SA	9,166	$145,069
Engie SA	97,390	1,399,292
Hermes International	971	539,449
Klepierre SA, REIT	4,718	145,806
Peugeot SA	40,107	855,394
Sanofi	3,421	296,772
Societe Generale SA	5,908	187,311
Thales SA	3,231	377,566
TOTAL SA	42,128	2,222,046
Unibail-Rodamco-Westfield, REIT	2,005	310,263

		7,919,015

Germany - 3.1%
Allianz SE (Registered)	9,299	1,868,683
Commerzbank AG *	19,998	132,789
Covestro AG (b)	34,876	1,727,216
Deutsche Lufthansa AG (Registered)	36,174	816,938
E.ON SE	39,321	388,150
Fresenius SE & Co. KGaA	1,365	65,976
Porsche Automobil Holding SE (Preference)	865	50,873
SAP SE	5,710	566,716
Wirecard AG	8,836	1,332,047

		6,949,388

Hong Kong - 1.1%
CK Infrastructure Holdings Ltd.	2,749	20,804
Henderson Land Development Co. Ltd.	38,700	192,612
Hong Kong Exchanges & Clearing Ltd.	5,269	152,319
Kerry Properties Ltd.	205,500	701,390
Link REIT	18,329	185,814
PCCW Ltd.	19,406	11,174
Power Assets Holdings Ltd. (a)	8,500	59,053
Sino Land Co. Ltd.	40,000	68,531
Sun Hung Kai Properties Ltd.	34,000	485,236
Swire Properties Ltd.	20,400	71,678
Wharf Holdings Ltd. (The)	118,000	307,638
Wheelock & Co. Ltd.	28,000	160,299

		2,416,548

Italy - 1.6%
Enel SpA	34,054	197,419
Eni SpA	202,092	3,192,489
UniCredit SpA	16,037	181,650

		3,571,558

Japan - 6.5%
Aeon Mall Co. Ltd.	700	11,152
ANA Holdings, Inc.	9,600	344,631
Astellas Pharma, Inc.	65,400	835,592
Bandai Namco Holdings, Inc.	2,200	98,778
Dai-ichi Life Holdings, Inc.	29,000	450,360
Daito Trust Construction Co. Ltd.	486	66,535
Daiwa House Industry Co. Ltd.	2,451	78,183
Fujitsu Ltd.	1,611	100,424
Hitachi High-Technologies Corp.	3,258	102,022
Hitachi Ltd.	37,600	996,786
Hulic Co. Ltd.	1,500	13,405
ITOCHU Corp.	20,500	348,147
Japan Airlines Co. Ltd.	36,100	1,279,424
Japan Real Estate Investment Corp., REIT	30	168,440
Japan Retail Fund Investment Corp., REIT	64	127,716

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 6.5% (continued)
JXTG Holdings, Inc.	25,300	$131,396
Kajima Corp.	20,200	271,348
Kamigumi Co. Ltd.	9,000	184,129
Kose Corp.	1,300	204,201
Marubeni Corp.	39,900	279,959
Mitsubishi Corp.	13,600	372,865
Mitsubishi Estate Co. Ltd.	5,764	90,688
Mitsubishi Gas Chemical Co., Inc.	6,300	94,371
Mitsubishi UFJ Financial Group, Inc.	122,000	598,734
Mitsui & Co. Ltd.	19,900	305,730
Mitsui Fudosan Co. Ltd.	4,598	102,130
Mizuho Financial Group, Inc.	186,400	288,405
MS&AD Insurance Group Holdings, Inc.	5,200	147,812
Nexon Co. Ltd. *	18,200	234,953
Nikon Corp.	28,900	430,469
Nippon Building Fund, Inc., REIT	21	132,233
Nippon Express Co. Ltd.	4,600	255,545
Nippon Telegraph & Telephone Corp.	22,296	909,662
Nomura Real Estate Holdings, Inc.	1,000	18,338
Nomura Real Estate Master Fund, Inc., REIT	117	153,937
NTT DOCOMO, Inc.	5,300	119,087
Oracle Corp. Japan	1,900	120,608
ORIX Corp.	25,300	369,682
Otsuka Corp.	2,100	57,795
Resona Holdings, Inc.	144,800	694,531
Shinsei Bank Ltd.	17,900	212,800
Shionogi & Co. Ltd.	2,600	148,396
Shiseido Co. Ltd.	6,800	425,870
Sony Corp.	11,400	549,590
Sumitomo Corp.	6,400	90,808
Sumitomo Heavy Industries Ltd.	11,100	329,128
Sumitomo Mitsui Financial Group, Inc.	3,900	128,564
Sumitomo Realty & Development Co. Ltd.	2,624	96,061
Taisei Corp.	1,900	81,374
Tokyo Electric Power Co. Holdings, Inc.*	50,900	302,348
Tokyu Fudosan Holdings Corp.	2,900	14,294
Tosoh Corp.	14,600	189,378
Toyota Motor Corp.	2,000	115,773

		14,274,587

Luxembourg - 0.3%
SES SA, FDR	38,240	732,148

Malta - 0.0%(c)
BGP Holdings plc (3)*(d)	96,388	136

Netherlands - 2.3%
Aegon NV	92,070	431,223
ING Groep NV	19,668	211,561
Koninklijke Ahold Delhaize NV	105,645	2,668,826
NN Group NV	11,746	467,004
Royal Dutch Shell plc, Class A	26,208	771,376
Royal Dutch Shell plc, Class B	22,741	679,899

		5,229,889

Singapore - 0.1%
ComfortDelGro Corp. Ltd.	83,600	132,050
Singapore Exchange Ltd.	4,067	21,314

		153,364

South Africa - 0.1%
Anglo American plc	14,175	316,963

INVESTMENTS	SHARES	VALUE ($)
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	236,041	$1,253,807
CaixaBank SA	22,316	80,816
Endesa SA	28,552	658,428
Mapfre SA	128,814	342,119

		2,335,170

Sweden - 1.2%
Investor AB, Class B	2,204	93,658
Kinnevik AB, Class B	1,380	33,395
Swedish Match AB	34,362	1,352,744
Tele2 AB, Class B	17,683	225,525
Telefonaktiebolaget LM Ericsson, Class B	84,207	745,397
Telia Co. AB	34,428	163,770

		2,614,489

Switzerland - 3.3%
Nestle SA (Registered)	13,772	1,117,774
Novartis AG (Registered)	13,971	1,196,536
Roche Holding AG	11,074	2,749,219
Sonova Holding AG (Registered)	2,576	423,613
Swiss Life Holding AG (Registered) *	2,281	880,397
Zurich Insurance Group AG	3,407	1,015,589

		7,383,128

United Kingdom - 3.9%
3i Group plc	9,545	94,183
AstraZeneca plc	1,301	97,114
Barclays plc	492,610	942,496
BP plc	279,252	1,765,345
British Land Co. plc (The), REIT	12,747	86,683
BT Group plc	315,625	959,688
Burberry Group plc	48,127	1,056,822
Centrica plc	529,338	913,094
Direct Line Insurance Group plc	49,995	203,227
International Consolidated Airlines Group SA	103,606	821,363
Land Securities Group plc, REIT	13,737	141,050
Linde plc	2,102	333,679
Meggitt plc	31,332	188,212
Randgold Resources Ltd.	867	71,724
RELX plc	15,758	324,936
Standard Life Aberdeen plc	94,965	310,948
Unilever plc	5,942	311,972
Vodafone Group plc	69,344	134,825

		8,757,361

United States - 54.6%
AbbVie, Inc. (1)	1,184	109,153
ABIOMED, Inc. (1)*	2,315	752,468
Activision Blizzard, Inc. (1)	9,942	462,999
Adobe, Inc. (1)*	11,624	2,629,814
AES Corp. (1)	27,574	398,720
Aflac, Inc. (1)	20,124	916,849
Allstate Corp. (The) (1)	16,622	1,373,476
Alphabet, Inc., Class A (1)*	2,116	2,211,135
Alphabet, Inc., Class C (1)*	1,852	1,917,950
Amazon.com, Inc. (1)*	2,493	3,744,410
American Tower Corp., REIT (1)	4,396	695,403
Anthem, Inc. (1)	5,406	1,419,778
Apple, Inc. (1)	38,841	6,126,778
Applied Materials, Inc. (1)	11,108	363,676
AutoZone, Inc. (1)*	326	273,299
AvalonBay Communities, Inc., REIT (1)	811	141,155
Berkshire Hathaway, Inc., Class B (1)*	7,565	1,544,622
Best Buy Co., Inc. (1)	3,692	195,528

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 54.6% (continued)
Biogen, Inc. (1)*	5,993	$1,803,414
Boeing Co. (The) (1)	5,708	1,840,830
Boston Properties, Inc., REIT (1)	1,213	136,523
Bristol-Myers Squibb Co. (1)	51,462	2,674,995
Cardinal Health, Inc. (1)	5,386	240,216
Celgene Corp. (1)*	28,754	1,842,844
Centene Corp. (1)*	7,565	872,245
Chipotle Mexican Grill, Inc. (1)*	1,652	713,317
Cigna Corp. (1)	7,652	1,453,268
Cisco Systems, Inc. (1)	29,130	1,262,203
Cognizant Technology Solutions Corp., Class A (1)	14,045	891,577
Comcast Corp., Class A (1)	41,283	1,405,686
ConocoPhillips (1)	2,161	134,738
Costco Wholesale Corp. (1)	8,018	1,633,347
Crown Castle International Corp., REIT (1)	1,970	214,001
Darden Restaurants, Inc. (1)	11,388	1,137,206
Dell Technologies, Inc., Class C (1)*	4,605	225,047
Delta Air Lines, Inc. (1)	25,015	1,248,249
DXC Technology Co. (1)	3,587	190,721
eBay, Inc. (1)*	10,645	298,805
Electronic Arts, Inc. (1)*	8,968	707,665
Eli Lilly & Co. (1)	8,160	944,275
Equinix, Inc., REIT (1)	445	156,889
Equity Residential, REIT (1)	2,048	135,188
Essex Property Trust, Inc., REIT (1)	720	176,551
Exelon Corp. (1)	30,682	1,383,758
Facebook, Inc., Class A (1)*	27,216	3,567,744
Fortinet, Inc. (1)*	10,191	717,752
Gap, Inc. (The) (1)	7,344	189,181
Gilead Sciences, Inc. (1)	13,614	851,556
HCA Healthcare, Inc. (1)	10,822	1,346,798
HollyFrontier Corp. (1)	13,846	707,808
Home Depot, Inc. (The) (1)	4,350	747,417
Honeywell International, Inc. (1)	4,000	528,480
Host Hotels & Resorts, Inc., REIT (1)	5,400	90,018
HP, Inc. (1)	56,266	1,151,202
Humana, Inc. (1)	10,281	2,945,301
IAC/InterActiveCorp (1)*	3,951	723,191
Intel Corp. (1)	62,215	2,919,750
International Business Machines Corp. (1)	6,877	781,709
Intuit, Inc. (1)	5,851	1,151,769
Johnson & Johnson (1)	7,732	997,815
JPMorgan Chase & Co. (1)	4,739	462,621
Keysight Technologies, Inc. (1)*	998	61,956
Kohl’s Corp. (1)	2,341	155,302
Kroger Co. (The) (1)	36,746	1,010,515
L Brands, Inc. (1)	6,814	174,915
Lockheed Martin Corp. (1)	965	252,676
Lowe’s Cos., Inc. (1)	7,581	700,181
Lululemon Athletica, Inc. (1)*	9,154	1,113,218
Macy’s, Inc. (1)	17,925	533,807
ManpowerGroup, Inc. (1)	12,687	822,118
Marathon Petroleum Corp. (1)	26,014	1,535,086
Mastercard, Inc., Class A (1)	4,465	842,322
McKesson Corp. (1)	18,557	2,049,992
Merck & Co., Inc. (1)	40,928	3,127,308
Michael Kors Holdings Ltd. (1)*	48,316	1,832,143
Micron Technology, Inc. (1)*	38,140	1,210,182
Microsoft Corp. (1)	70,457	7,156,316
NIKE, Inc., Class B (1)	21,315	1,580,294
Oracle Corp. (1)	3,986	179,968
O’Reilly Automotive, Inc. (1)*	275	94,691

INVESTMENTS	SHARES	VALUE ($)
United States - 54.6% (continued)
PayPal Holdings, Inc. (1)*	2,365	$198,873
PepsiCo, Inc. (1)	1,474	162,848
Pfizer, Inc. (1)	93,729	4,091,270
Philip Morris International, Inc. (1)	15,481	1,033,512
Phillips 66 (1)	2,355	202,883
Procter & Gamble Co. (The) (1)	4,605	423,292
Progressive Corp. (The) (1)	10,152	612,470
Prologis, Inc., REIT (1)	2,980	174,986
Public Service Enterprise Group, Inc. (1)	3,801	197,842
Public Storage, REIT (1)	2,236	452,589
Ralph Lauren Corp. (1)	10,222	1,057,568
Raytheon Co. (1)	3,784	580,276
Robert Half International, Inc. (1)	14,840	848,848
Ross Stores, Inc. (1)	22,256	1,851,699
S&P Global, Inc. (1)	1,101	187,104
Seagate Technology plc (1)	1,600	61,744
Shire plc	3,495	203,366
Simon Property Group, Inc., REIT (1)	1,352	227,122
Southwest Airlines Co. (1)	41,083	1,909,538
Steel Dynamics, Inc. (1)	20,816	625,313
Symantec Corp. (1)	23,156	437,533
Synchrony Financial (1)	37,516	880,125
Target Corp. (1)	11,703	773,451
Texas Instruments, Inc. (1)	5,551	524,570
TJX Cos., Inc. (The) (1)	45,454	2,033,612
Twenty-First Century Fox, Inc., Class A (1)	8,466	407,384
Tyson Foods, Inc., Class A (1)	3,883	207,352
United Continental Holdings, Inc. (1)*	4,839	405,169
United Therapeutics Corp. (1)*	5,217	568,131
UnitedHealth Group, Inc. (1)	3,639	906,548
Valero Energy Corp. (1)	18,447	1,382,972
Ventas, Inc., REIT (1)	2,800	164,052
Verizon Communications, Inc. (1)	2,165	121,716
Walmart, Inc. (1)	27,518	2,563,302
Waste Management, Inc. (1)	10,975	976,665
Wells Fargo & Co. (1)	1,396	64,328
Welltower, Inc., REIT (1)	3,001	208,299
Weyerhaeuser Co., REIT (1)	5,515	120,558
Zoetis, Inc. (1)	1,008	86,224

		121,249,007

TOTAL COMMON STOCKS (Cost $193,593,301)		198,519,961

SHORT-TERM INVESTMENTS - 8.0%

INVESTMENT COMPANIES - 8.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.22% (1)(e)	9,977,652	9,977,652
Limited Purpose Cash Investment Fund, 2.50% (1)(e)	7,812,387	7,812,387

TOTAL SHORT-TERM INVESTMENTS (Cost $17,789,265)		17,790,039

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 0.0%(c)
Investment Companies - 0.0% (c)
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
2.32% (1)(e)(f)	3,523	$3,523
Limited Purpose Cash Investment Fund 2.50%(1)(e)(f)	22,469	22,469

TOTAL SECURITIES LENDING COLLATERAL (Cost $25,992)		25,992

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.2% (Cost $211,408,558)		216,335,992

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8% (g)		6,218,901

NET ASSETS - 100.0%		$222,554,893

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$15,016,304	6.8%
Consumer Discretionary	23,140,173	10.4
Consumer Staples	13,264,435	6.0
Energy	14,382,716	6.5
Financials	20,734,022	9.3
Health Care	38,585,125	17.3
Industrials	18,097,733	8.1
Information Technology	35,026,775	15.7
Materials	5,826,971	2.6
Real Estate	8,166,654	3.7
Utilities	6,279,053	2.8
Short-Term Investments	17,790,039	8.0
Securities Lending Collateral	25,992	0.0 (c)

Total Investments In Securities At Value	216,335,992	97.2
Other Assets in Excess of Liabilities (g)	6,218,901	2.8

Net Assets	$222,554,893	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $68,195.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $1,942,290, which represents approximately 0.87% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2018 amounted to $136, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of December 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $44,384 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	01/30/2019	HKD	15,512,400	$19,695
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	JPMC	03/25/2019	SGD	5,373	3
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-1.00%)	Monthly	JPMC	03/20/2019	EUR	(178,093)	7,030
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.80%)	Monthly	JPMC	03/20/2019	SEK	(20,641,614)	91,459
Swiss Market Index March Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	03/15/2019	CHF	(4,986,000)	126,865

								245,052

MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	JPMC	03/22/2019	HKD	19,881,561	(37,778)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.15%)	Increases in total return of reference entity	Monthly	JPMC	03/22/2019	EUR	4,656,236	(211,677)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.15%)	Increases in total return of reference entity	Monthly	JPMC	03/26/2019	JPY	1,824,705,850	(1,215,944)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	03/25/2019	SGD	873,176	(9,833)

								(1,475,232)

								$(1,230,180)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Hang Seng Index	6	1/2019	HKD	$990,511	$5,216
MSCI Singapore Index	3	1/2019	SGD	75,212	784
DAX Index	16	3/2019	EUR	4,840,335	(95,110)
FTSE 100 Index	56	3/2019	GBP	4,753,034	(19,260)
FTSE/MIB Index	5	3/2019	EUR	521,488	(12,346)
S&P 500 E-Mini Index	45	3/2019	USD	5,636,701	(35,117)
TOPIX Index	31	3/2019	JPY	4,224,123	(199,775)

					(355,608)

Short Contracts
Amsterdam Exchange Index	(10)	1/2019	EUR	(1,117,610)	14,647
CAC 40 10 Euro Index	(16)	1/2019	EUR	(866,829)	6,786
IBEX 35 Index	(55)	1/2019	EUR	(5,367,156)	128,664
OMXS30 Index	(138)	1/2019	SEK	(2,192,707)	32,339
S&P/TSX 60 Index	(15)	3/2019	CAD	(1,883,900)	48,079
SPI 200 Index	(53)	3/2019	AUD	(5,189,880)	(31,481)

					199,034

					$(156,574)

Forward foreign currency contracts outstanding as of December 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	102,800	USD	72,423	CITG	3/20/2019	$79
AUD	154,200	USD	108,634	JPMC	3/20/2019	118
CHF	1,040,800	USD	1,055,116	CITG	3/20/2019	11,447
CHF	1,561,200	USD	1,582,675	JPMC	3/20/2019	17,169
DKK	4,140,400	USD	636,527	CITG	3/20/2019	3,190
DKK	6,210,600	USD	954,792	JPMC	3/20/2019	4,786
EUR	13,234,000	USD	15,182,549	CITG	3/20/2019	78,180
EUR	19,851,000	USD	22,774,290	JPMC	3/20/2019	116,802
GBP	606,000	USD	767,484	CITG	3/20/2019	7,800
GBP	909,000	USD	1,151,227	JPMC	3/20/2019	11,698
HKD	923,600	USD	118,175	CITG	3/20/2019	42
HKD	1,385,400	USD	177,263	JPMC	3/20/2019	63
JPY	730,392,800	USD	6,560,060	CITG	3/20/2019	145,084
JPY	1,095,589,200	USD	9,840,102	JPMC	3/20/2019	217,611
SEK	64,857,200	USD	7,247,573	CITG	3/20/2019	115,341
SEK	97,285,800	USD	10,868,979	JPMC	3/20/2019	175,392
SGD	743,600	USD	543,568	CITG	3/20/2019	2,968
SGD	1,115,400	USD	815,353	JPMC	3/20/2019	4,453
USD	2,184,737	AUD	2,970,400	CITG	3/20/2019	89,802
USD	3,277,102	AUD	4,455,600	JPMC	3/20/2019	134,699
USD	12,996,806	CAD	17,190,800	CITG	3/20/2019	382,200
USD	19,495,620	CAD	25,786,200	JPMC	3/20/2019	573,711
USD	1,889,821	EUR	1,636,853	CITG	3/20/2019	2,291
USD	2,834,729	EUR	2,455,280	JPMC	3/20/2019	3,433
USD	3,808,087	GBP	2,964,000	CITG	3/20/2019	16,107
USD	5,712,127	GBP	4,446,003	JPMC	3/20/2019	24,153
USD	565,193	HKD	4,404,400	CITG	3/20/2019	1,446
USD	847,788	HKD	6,606,600	JPMC	3/20/2019	2,167

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	84,156	ILS	311,600	CITG	3/20/2019	$324
USD	126,235	ILS	467,400	JPMC	3/20/2019	484
USD	1,067,293	NOK	9,071,200	CITG	3/20/2019	14,612
USD	1,600,937	NOK	13,606,799	JPMC	3/20/2019	21,916

Total unrealized appreciation						2,179,568

AUD	14,975,200	USD	10,877,399	CITG	3/20/2019	(315,831)
AUD	22,462,800	USD	16,316,119	JPMC	3/20/2019	(473,774)
CAD	28,428,400	USD	21,455,296	CITG	3/20/2019	(594,544)
CAD	42,642,598	USD	32,182,983	JPMC	3/20/2019	(891,851)
DKK	72,000	USD	11,141	CITG	3/20/2019	(17)
DKK	108,000	USD	16,712	JPMC	3/20/2019	(26)
EUR	136,000	USD	156,941	CITG	3/20/2019	(113)
EUR	204,000	USD	235,412	JPMC	3/20/2019	(170)
GBP	2,249,600	USD	2,894,024	CITG	3/20/2019	(16,008)
GBP	3,374,400	USD	4,341,042	JPMC	3/20/2019	(24,017)
HKD	5,554,800	USD	712,018	CITG	3/20/2019	(1,023)
HKD	8,332,200	USD	1,068,028	JPMC	3/20/2019	(1,535)
ILS	1,023,600	USD	277,509	CITG	3/20/2019	(2,119)
ILS	1,535,399	USD	416,263	JPMC	3/20/2019	(3,178)
NOK	15,504,000	USD	1,834,790	CITG	3/20/2019	(35,607)
NOK	23,256,000	USD	2,752,189	JPMC	3/20/2019	(53,414)
NZD	15,714,800	USD	10,766,739	CITG	3/20/2019	(204,799)
NZD	23,572,201	USD	16,150,024	JPMC	3/20/2019	(307,110)
USD	16,133,941	CHF	15,884,400	CITG	3/20/2019	(143,639)
USD	24,200,882	CHF	23,826,600	JPMC	3/20/2019	(215,489)
USD	1,373,478	DKK	8,926,000	CITG	3/20/2019	(5,646)
USD	2,060,215	DKK	13,389,000	JPMC	3/20/2019	(8,471)
USD	26,279,477	EUR	22,917,947	CITG	3/20/2019	(148,253)
USD	39,419,165	EUR	34,376,920	JPMC	3/20/2019	(222,429)
USD	1,359,525	GBP	1,065,600	CITG	3/20/2019	(3,746)
USD	2,039,733	GBP	1,598,400	JPMC	3/20/2019	(5,174)
USD	20,863	ILS	78,000	CITG	3/20/2019	(123)
USD	31,294	ILS	117,000	JPMC	3/20/2019	(183)
USD	4,623,045	JPY	515,865,600	CITG	3/20/2019	(112,698)
USD	6,934,558	JPY	773,798,400	JPMC	3/20/2019	(169,056)
USD	257,237	NOK	2,242,400	CITG	3/20/2019	(2,985)
USD	385,856	NOK	3,363,600	JPMC	3/20/2019	(4,478)
USD	12,876,730	SEK	115,356,000	CITG	3/20/2019	(219,060)
USD	19,315,071	SEK	173,034,001	JPMC	3/20/2019	(328,614)
USD	264,924	SGD	361,200	CITG	3/20/2019	(553)
USD	397,386	SGD	541,800	JPMC	3/20/2019	(830)

Total unrealized depreciation						(4,516,563)

Net unrealized depreciation						$(2,336,995)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$2,508,271	$2,508,271
CITG
Cash	850,000	—	850,000
GSIN
Cash	(150,000)	—	(150,000)
JPMC
Investment Companies	9,167,652	—	9,167,652

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 89.1%
Australia - 7.0%
Alumina Ltd.	128,090	$207,481
Aristocrat Leisure Ltd.	7,018	108,034
ASX Ltd.	5,022	212,204
Aurizon Holdings Ltd.	433,862	1,308,962
BHP Group Ltd.	77,826	1,881,137
BHP Group plc	11,072	233,963
BlueScope Steel Ltd.	292,095	2,253,256
Brambles Ltd.	18,568	132,848
Caltex Australia Ltd.	110,635	1,984,942
CIMIC Group Ltd.	91,981	2,812,774
Commonwealth Bank of Australia	3,425	174,701
Crown Resorts Ltd.	72,788	608,312
CSL Ltd.	2,366	309,042
Dexus, REIT	23,093	172,842
Flight Centre Travel Group Ltd.	9,613	290,713
Goodman Group, REIT	54,028	404,717
GPT Group (The), REIT	55,477	208,762
LendLease Group	24,576	201,332
Mirvac Group, REIT	104,753	165,439
National Australia Bank Ltd.	6,066	102,936
Newcrest Mining Ltd.	109,144	1,677,442
Rio Tinto Ltd.	12,593	696,972
Rio Tinto plc	131,880	6,316,052
Scentre Group, REIT	147,628	405,855
South32 Ltd.	816,925	1,943,314
Stockland, REIT	62,453	154,933
Vicinity Centres, REIT	94,695	173,517
Wesfarmers Ltd.	29,785	676,676

		25,819,158

Belgium - 1.7%
Ageas	41,744	1,879,133
Groupe Bruxelles Lambert SA	1,290	112,414
KBC Group NV	6,844	440,336
UCB SA	48,357	3,949,636

		6,381,519

Chile - 0.3%
Antofagasta plc	119,699	1,197,172

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	330,300	303,494

Denmark - 2.5%
Coloplast A/S, Class B	3,915	364,156
Danske Bank A/S	19,842	393,912
H Lundbeck A/S	20,640	908,426
Novo Nordisk A/S, Class B	155,014	7,119,340
Orsted A/S (a)	2,573	172,179
Pandora A/S	3,446	140,683

		9,098,696

Finland - 1.7%
Fortum OYJ	61,463	1,345,386
Neste OYJ	33,679	2,607,516

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.7% (continued)
Nokia OYJ	27,249	$158,184
UPM-Kymmene OYJ	85,873	2,173,774

		6,284,860

France - 9.0%
Airbus SE	1,726	164,557
Atos SE	17,658	1,446,819
AXA SA	60,641	1,308,749
BNP Paribas SA	30,408	1,373,248
Capgemini SE	2,990	297,401
Carrefour SA	6,094	104,128
CNP Assurances	27,886	591,923
Credit Agricole SA	31,352	337,424
Dassault Aviation SA	106	147,000
Dassault Systemes SE	4,194	498,163
Electricite de France SA	34,925	552,753
Engie SA	318,409	4,574,880
EssilorLuxottica SA	1,483	187,982
Hermes International	2,667	1,481,681
Ipsen SA	1,386	179,330
Klepierre SA, REIT	5,535	171,054
L’Oreal SA	3,019	690,821
Natixis SA	91,592	431,992
Orange SA	6,360	103,069
Pernod Ricard SA	2,708	444,439
Peugeot SA	149,386	3,186,077
Safran SA	2,426	290,962
Sanofi	29,075	2,522,254
Schneider Electric SE	1,683	114,160
Societe Generale SA	18,458	585,203
Thales SA	30,409	3,553,510
TOTAL SA	140,568	7,414,276
Unibail-Rodamco-Westfield, REIT	3,742	579,054

		33,332,909

Germany - 8.4%
adidas AG	5,043	1,053,932
Allianz SE (Registered)	29,000	5,827,703
Bayer AG (Registered)	34,374	2,390,670
Covestro AG (a)	75,680	3,748,013
Deutsche Boerse AG	5,074	606,624
Deutsche Lufthansa AG (Registered)	65,341	1,475,632
Deutsche Telekom AG (Registered)	56,069	952,990
Deutsche Wohnen SE	9,934	453,992
E.ON SE	331,262	3,269,996
Fresenius Medical Care AG & Co. KGaA	8,604	557,722
Fresenius SE & Co. KGaA	10,315	498,566
Hannover Rueck SE	744	100,269
Henkel AG & Co. KGaA (Preference)	928	101,365
Porsche Automobil Holding SE (Preference)	4,664	274,301
SAP SE	62,643	6,217,298
Siemens AG (Registered)	3,987	444,956
Siemens Healthineers AG *(a)	3,870	161,714
Vonovia SE	7,064	318,438
Wirecard AG	16,999	2,562,638

		31,016,819

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 3.1%
CK Asset Holdings Ltd.	129,500	$947,497
CK Hutchison Holdings Ltd.	14,500	139,174
CK Infrastructure Holdings Ltd.	17,827	134,909
CLP Holdings Ltd.	86,500	977,528
Henderson Land Development Co. Ltd.	150,800	750,541
Hong Kong Exchanges & Clearing Ltd.	32,254	932,417
Kerry Properties Ltd.	422,000	1,440,322
Li & Fung Ltd.	2,002,000	315,883
Link, REIT	67,882	688,169
NWS Holdings Ltd.	67,000	137,576
PCCW Ltd.	64,000	36,853
Power Assets Holdings Ltd. (b)	15,000	104,211
Sino Land Co. Ltd.	456,000	781,256
Sun Hung Kai Properties Ltd.	127,000	1,812,495
Swire Properties Ltd.	70,000	245,955
Techtronic Industries Co. Ltd.	19,000	100,827
Wharf Holdings Ltd. (The)	191,000	497,957
Wheelock & Co. Ltd.	149,000	853,020
Yue Yuen Industrial Holdings Ltd.	183,000	585,837

		11,482,427

Italy - 2.9%
Enel SpA	813,899	4,718,373
Eni SpA	265,548	4,194,917
Intesa Sanpaolo SpA	411,610	916,500
UniCredit SpA	73,669	834,442

		10,664,232

Japan - 20.6%
Aisin Seiki Co. Ltd.	10,100	347,197
Alfresa Holdings Corp.	23,400	596,457
Alps Alpine Co. Ltd.	30,200	585,590
ANA Holdings, Inc.	3,000	107,697
Astellas Pharma, Inc.	354,200	4,525,482
Bandai Namco Holdings, Inc.	54,000	2,424,559
Brother Industries Ltd.	42,800	633,495
Credit Saison Co. Ltd.	11,800	138,254
Dai-ichi Life Holdings, Inc.	25,100	389,794
Daito Trust Construction Co. Ltd.	2,487	340,479
Daiwa House Industry Co. Ltd.	8,395	267,787
Eisai Co. Ltd.	19,200	1,486,461
Fuji Electric Co. Ltd.	8,300	244,456
Fujitsu Ltd.	13,100	816,604
Hikari Tsushin, Inc.	1,000	156,306
Hitachi Construction Machinery Co. Ltd.	8,600	201,250
Hitachi High-Technologies Corp.	27,100	848,620
Hitachi Ltd.	131,800	3,494,050
Hoya Corp.	15,600	940,681
Hulic Co. Ltd.	8,000	71,491
ITOCHU Corp.	45,000	764,225
Japan Airlines Co. Ltd.	88,700	3,143,623
Japan Post Holdings Co. Ltd.	149,400	1,724,977
Japan Real Estate Investment Corp., REIT	41	230,201

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.6% (continued)
Japan Retail Fund Investment Corp., REIT	73	$145,677
JFE Holdings, Inc.	22,700	361,573
JXTG Holdings, Inc.	386,900	2,009,375
Kajima Corp.	32,500	436,576
Kakaku.com, Inc.	5,700	100,826
Kamigumi Co. Ltd.	17,100	349,845
KDDI Corp.	16,200	387,098
Keyence Corp.	300	151,634
Kirin Holdings Co. Ltd.	4,900	102,173
Kobe Steel Ltd.	23,400	162,190
Kose Corp.	4,600	722,558
Marubeni Corp.	143,700	1,008,273
Mazda Motor Corp.	33,800	347,478
Medipal Holdings Corp.	9,600	205,384
Mitsubishi Corp.	47,700	1,307,770
Mitsubishi Electric Corp.	30,900	340,753
Mitsubishi Estate Co. Ltd.	38,020	598,188
Mitsubishi Gas Chemical Co., Inc.	61,700	924,241
Mitsubishi Motors Corp.	278,500	1,516,627
Mitsubishi UFJ Financial Group, Inc.	233,191	1,144,421
Mitsui & Co. Ltd.	89,200	1,370,408
Mitsui Fudosan Co. Ltd.	29,205	648,699
Mizuho Financial Group, Inc.	231,100	357,566
Nexon Co. Ltd. *	152,000	1,962,249
Nikon Corp.	112,200	1,671,233
Nippon Building Fund, Inc., REIT	41	258,170
Nippon Express Co. Ltd.	20,700	1,149,953
Nippon Telegraph & Telephone Corp.	27,938	1,139,851
Nitto Denko Corp.	14,600	732,255
Nomura Real Estate Holdings, Inc.	3,900	71,516
Nomura Research Institute Ltd.	3,900	144,622
NTT DOCOMO, Inc.	39,500	887,534
Obayashi Corp.	18,500	167,516
Olympus Corp.	9,900	302,789
Omron Corp.	10,300	373,395
Oracle Corp. Japan	1,800	114,260
Oriental Land Co. Ltd.	2,300	231,310
ORIX Corp.	40,000	584,477
Otsuka Corp.	29,500	811,883
Panasonic Corp.	42,000	377,304
Pola Orbis Holdings, Inc.	19,600	528,184
Resona Holdings, Inc.	416,200	1,996,296
Ryohin Keikaku Co. Ltd.	1,400	339,896
Seven & i Holdings Co. Ltd.	9,100	395,441
Shimadzu Corp.	9,400	185,367
Shinsei Bank Ltd.	49,000	582,525
Shionogi & Co. Ltd.	21,400	1,221,415
Shiseido Co. Ltd.	23,400	1,465,494
SoftBank Group Corp.	21,100	1,382,033
Sony Corp.	53,500	2,579,215
Stanley Electric Co. Ltd.	5,900	165,050
Subaru Corp.	41,100	878,035
Sumitomo Corp.	60,700	861,258
Sumitomo Dainippon Pharma Co. Ltd.	54,500	1,738,022
Sumitomo Heavy Industries Ltd.	30,700	910,292

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.6% (continued)
Sumitomo Mitsui Financial Group, Inc.	32,536	$1,072,551
Sumitomo Mitsui Trust Holdings, Inc.	2,800	101,968
Sumitomo Realty & Development Co. Ltd.	12,261	448,858
Suzuken Co. Ltd.	7,400	376,827
Taiheiyo Cement Corp.	24,200	744,760
Taisei Corp.	35,200	1,507,560
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	160,589
THK Co. Ltd.	8,600	160,664
Tokio Marine Holdings, Inc.	8,800	418,077
Tokyo Electric Power Co. Holdings, Inc. *	315,500	1,874,082
Tokyo Electron Ltd.	2,000	225,149
Tokyo Gas Co. Ltd.	8,300	209,925
Tokyu Fudosan Holdings Corp.	12,883	63,501
Tosoh Corp.	25,200	326,872
Toyota Motor Corp.	49,100	2,842,232
Toyota Tsusho Corp.	12,200	358,466
Unicharm Corp.	5,000	161,710
Yakult Honsha Co. Ltd.	2,400	168,009

		76,609,709

Luxembourg - 0.4%
SES SA, FDR	83,605	1,600,711

Macau - 0.0% (c)
SJM Holdings Ltd.	113,000	104,990

Malta - 0.0% (c)
BGP Holdings plc (3)*(d)(e)	143,427	202

Netherlands - 4.7%
ASML Holding NV	1,074	168,252
ING Groep NV	98,316	1,057,546
Koninklijke Ahold Delhaize NV	225,430	5,694,858
Koninklijke DSM NV	2,604	211,251
Koninklijke Philips NV	39,758	1,393,896
NN Group NV	30,727	1,221,662
Royal Dutch Shell plc, Class A	134,466	3,957,717
Royal Dutch Shell plc, Class B	96,178	2,875,482
Wolters Kluwer NV	13,033	766,434

		17,347,098

Singapore - 0.3%
Ascendas, REIT	102,137	192,752
CapitaLand Commercial Trust, REIT	121,300	155,801
CapitaLand Mall Trust, REIT	120,594	199,980
ComfortDelGro Corp. Ltd.	120,500	190,335
Genting Singapore Ltd.	377,600	270,294
Singapore Exchange Ltd.	25,572	134,018

		1,143,180

South Africa - 0.9%
Anglo American plc	109,758	2,454,263
Investec plc	145,353	817,135

		3,271,398

INVESTMENTS	SHARES	VALUE ($)
Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	2,730	$105,671
Banco Bilbao Vizcaya Argentaria SA	283,222	1,504,424
CaixaBank SA	142,554	516,250
Endesa SA	144,618	3,334,989
Iberdrola SA	304,379	2,444,129
Mapfre SA	713,361	1,894,625
Red Electrica Corp. SA	5,393	120,265

		9,920,353

Sweden - 2.6%
Atlas Copco AB, Class B	6,481	142,010
Investor AB, Class B	9,454	401,741
Sandvik AB	71,371	1,022,623
Skandinaviska Enskilda Banken AB, Class A	67,971	660,739
Swedbank AB, Class A	22,426	501,247
Swedish Match AB	128,355	5,053,008
Telefonaktiebolaget LM Ericsson, Class B	43,508	385,131
Telia Co. AB	55,008	261,667
Volvo AB, Class B	105,401	1,380,127

		9,808,293

Switzerland - 9.2%
Adecco Group AG (Registered)	10,155	477,310
Coca-Cola HBC AG *	71,459	2,236,502
Nestle SA (Registered)	120,030	9,741,970
Novartis AG (Registered)	63,795	5,463,676
Roche Holding AG	38,210	9,485,971
Sonova Holding AG (Registered)	13,962	2,295,998
Swiss Life Holding AG (Registered) *	899	346,987
Zurich Insurance Group AG	13,454	4,010,487

		34,058,901

United Kingdom - 10.6%
3i Group plc	29,271	288,823
Associated British Foods plc	3,847	100,266
AstraZeneca plc	11,655	869,999
Aviva plc	122,206	584,878
Barclays plc	2,197,712	4,204,817
BP plc	707,625	4,473,385
British Land Co. plc (The), REIT	28,168	191,550
BT Group plc	131,222	398,993
Burberry Group plc	238,930	5,246,668
Centrica plc	1,391,438	2,400,194
Direct Line Insurance Group plc	64,138	260,717
GlaxoSmithKline plc	230,815	4,398,878
International Consolidated Airlines Group SA	357,844	2,836,899
Land Securities Group plc, REIT	21,547	221,241
Linde plc	8,642	1,371,863
Lloyds Banking Group plc	1,324,867	873,327
London Stock Exchange Group plc	8,751	454,007
Meggitt plc	55,077	330,849
National Grid plc	73,221	716,345
Prudential plc	15,331	273,757
Randgold Resources Ltd.	1,836	151,887
RELX plc	53,063	1,094,181

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 10.6% (continued)
Rolls-Royce Holdings plc *	82,011	$863,987
Royal Bank of Scotland Group plc	621,994	1,725,447
Smith & Nephew plc	25,972	486,161
Standard Life Aberdeen plc	175,874	575,873
Unilever NV, CVA	19,566	1,059,935
Unilever plc	31,121	1,633,940
Vodafone Group plc	638,815	1,242,042

		39,330,909

United States - 0.4%
Ferguson plc	2,792	178,404
Shire plc	25,194	1,465,978

		1,644,382

TOTAL COMMON STOCKS (Cost $343,609,939)		330,421,412

PREFERRED STOCKS - 0.0% (c)

United Kingdom - 0.0% (c)
Rolls-Royce Holdings plc (Preference) *
(Cost $4,434)	3,459,384	4,409

SHORT-TERM INVESTMENTS - 5.9%

INVESTMENT COMPANIES - 5.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.22% (1)(f)(g)	13,987,096	13,987,096
Limited Purpose Cash Investment Fund, 2.50% (1)(f)	7,959,273	7,959,273

TOTAL SHORT-TERM INVESTMENTS (Cost $21,943,760)		21,946,369

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.0% (Cost $365,558,133)		352,372,190

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0% (h)		18,466,150

NET ASSETS - 100.0%		$370,838,340

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$10,455,915	2.8%
Consumer Discretionary	28,509,325	7.7
Consumer Staples	30,404,799	8.2
Energy	29,517,610	8.0
Financials	47,981,746	12.9
Health Care	56,375,524	15.2
Industrials	34,809,429	9.4
Information Technology	20,118,556	5.4
Materials	29,769,733	8.0
Real Estate	15,533,040	4.2
Utilities	26,950,144	7.3
Short-Term Investments	21,946,369	5.9

Total Investments In Securities At Value	352,372,190	95.0
Other Assets in Excess of Liabilities (h)	18,466,150	5.0

Net Assets	$370,838,340	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $4,081,906, which represents approximately 1.10% of net assets of the fund.

(b)

The security or a portion of this security is on loan at December 31, 2018. The total value of securities on loan at December 31, 2018 was $78,303; additional non-cash collateral of $79,888 was received (See Note 3).

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2018 amounted to $202, which represents approximately 0.00% of net assets of the fund.

(e)	Restricted Security.
(f)	Represents 7-day effective yield as of December 31, 2018.
(g)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Abbreviations

CVA - Dutch Certification

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	01/30/2019	HKD	81,440,100	$137,522
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.15%)	Monthly	JPMC	03/20/2019	EUR	(1,633,174)	83,869
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	03/25/2019	SGD	37,610	24
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	03/25/2019	SGD	26,941	—
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-1.00%)	Monthly	JPMC	03/20/2019	EUR	(1,202,874)	47,481
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.80%)	Monthly	JPMC	03/20/2019	SEK	(16,633,878)	73,701
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.30%)	Monthly	JPMC	03/20/2019	CHF	(2,837,606)	131,350
Swiss Market Index March Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	03/15/2019	CHF	(13,379,100)	199,010

								672,957

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.15%)	Increases in total return of reference entity	Monthly	JPMC	03/22/2019	EUR	5,549,639	$(252,292)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.15%)	Increases in total return of reference entity	Monthly	JPMC	03/26/2019	JPY	1,111,632,752	(740,768)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	03/25/2019	SGD	3,503,619	(39,455)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	03/25/2019	SGD	10,915	(123)

								(1,032,638)

								$(359,681)

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Hang Seng Index	5	1/2019	HKD	$825,426	$1,530
MSCI Singapore Index	40	1/2019	SGD	1,002,825	5,053
DAX Index	28	3/2019	EUR	8,470,587	(154,524)
FTSE 100 Index	64	3/2019	GBP	5,432,039	878
FTSE/MIB Index	55	3/2019	EUR	5,736,369	(155,166)
TOPIX Index	296	3/2019	JPY	40,333,561	(2,191,919)

					(2,494,148)

Short Contracts
CAC 40 10 Euro Index	(13)	1/2019	EUR	(704,298)	(9,584)
IBEX 35 Index	(101)	1/2019	EUR	(9,856,052)	207,434
OMXS30 Index	(440)	1/2019	SEK	(6,991,239)	209,473
SPI 200 Index	(162)	3/2019	AUD	(15,863,405)	(17)

					407,306

					$(2,086,842)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency contracts outstanding as of December 31, 2018: Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	515,200	USD	362,658	CITG	3/20/2019	$697
AUD	772,800	USD	543,987	JPMC	3/20/2019	1,045
CHF	2,414,800	USD	2,459,554	CITG	3/20/2019	15,019
CHF	3,622,200	USD	3,689,245	JPMC	3/20/2019	22,613
DKK	2,658,000	USD	408,262	CITG	3/20/2019	2,416
DKK	3,987,000	USD	612,393	JPMC	3/20/2019	3,621
EUR	15,076,400	USD	17,313,799	CITG	3/20/2019	71,487
EUR	22,614,600	USD	25,971,297	JPMC	3/20/2019	106,631
GBP	1,216,000	USD	1,536,799	CITG	3/20/2019	18,885
GBP	1,824,000	USD	2,305,202	JPMC	3/20/2019	28,324
HKD	1,071,600	USD	137,111	CITG	3/20/2019	51
HKD	1,607,400	USD	205,666	JPMC	3/20/2019	75
ILS	62,800	USD	16,824	CITG	3/20/2019	72
ILS	94,200	USD	25,236	JPMC	3/20/2019	108
JPY	1,176,543,600	USD	10,675,365	CITG	3/20/2019	125,525
JPY	1,764,815,400	USD	16,013,068	JPMC	3/20/2019	188,269
SEK	12,446,800	USD	1,389,204	CITG	3/20/2019	23,821
SEK	18,670,200	USD	2,083,807	JPMC	3/20/2019	35,728
SGD	2,259,720	USD	1,649,983	CITG	3/20/2019	10,883
SGD	3,389,580	USD	2,474,978	JPMC	3/20/2019	16,320
USD	9,025	CHF	8,800	CITG	3/20/2019	7
USD	13,538	CHF	13,200	JPMC	3/20/2019	11
USD	26,864	DKK	173,600	CITG	3/20/2019	41
USD	40,295	DKK	260,400	JPMC	3/20/2019	62
USD	3,093,738	EUR	2,679,616	CITG	3/20/2019	3,751
USD	4,640,601	EUR	4,019,424	JPMC	3/20/2019	5,620
USD	5,544,545	GBP	4,314,400	CITG	3/20/2019	24,936
USD	8,316,807	GBP	6,471,600	JPMC	3/20/2019	37,393
USD	854,099	HKD	6,663,200	CITG	3/20/2019	1,234
USD	1,281,147	HKD	9,994,800	JPMC	3/20/2019	1,848
USD	67,234	ILS	248,800	CITG	3/20/2019	296
USD	100,851	ILS	373,200	JPMC	3/20/2019	446

Total unrealized appreciation						747,235

AUD	28,900,840	USD	20,978,341	CITG	3/20/2019	(595,441)
AUD	43,351,260	USD	31,467,554	JPMC	3/20/2019	(893,196)
DKK	425,600	USD	65,837	CITG	3/20/2019	(78)
DKK	638,400	USD	98,754	JPMC	3/20/2019	(117)
EUR	1,732,000	USD	2,000,675	CITG	3/20/2019	(3,427)
EUR	2,598,000	USD	3,001,017	JPMC	3/20/2019	(5,144)
GBP	1,434,122	USD	1,847,251	CITG	3/20/2019	(12,511)
GBP	2,151,178	USD	2,770,870	JPMC	3/20/2019	(18,771)
HKD	15,989,600	USD	2,049,278	CITG	3/20/2019	(2,665)
HKD	23,984,400	USD	3,073,920	JPMC	3/20/2019	(4,001)
ILS	3,645,600	USD	988,205	CITG	3/20/2019	(7,388)
ILS	5,468,400	USD	1,482,310	JPMC	3/20/2019	(11,085)
NOK	42,048,000	USD	4,988,165	CITG	3/20/2019	(108,646)
NOK	63,072,000	USD	7,484,785	JPMC	3/20/2019	(165,506)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NZD	39,093,600	USD	26,737,349	CITG	3/20/2019	$(462,479)
NZD	58,640,400	USD	40,105,582	JPMC	3/20/2019	(693,272)
USD	14,526,489	CHF	14,303,125	CITG	3/20/2019	(130,675)
USD	21,789,694	CHF	21,454,675	JPMC	3/20/2019	(196,041)
USD	1,447,536	DKK	9,404,400	CITG	3/20/2019	(5,504)
USD	2,171,301	DKK	14,106,600	JPMC	3/20/2019	(8,259)
USD	45,594,386	EUR	39,761,025	CITG	3/20/2019	(255,866)
USD	68,391,490	EUR	59,641,535	JPMC	3/20/2019	(383,884)
USD	23,857	GBP	18,800	CITG	3/20/2019	(194)
USD	35,786	GBP	28,200	JPMC	3/20/2019	(291)
USD	155,056	HKD	1,212,000	CITG	3/20/2019	(76)
USD	232,584	HKD	1,818,000	JPMC	3/20/2019	(114)
USD	115,013	ILS	431,200	CITG	3/20/2019	(996)
USD	172,520	ILS	646,800	JPMC	3/20/2019	(1,497)
USD	5,237,160	JPY	585,045,280	CITG	3/20/2019	(133,666)
USD	7,855,730	JPY	877,567,920	JPMC	3/20/2019	(200,508)
USD	4,837,700	NOK	42,048,000	CITG	3/20/2019	(41,819)
USD	7,256,542	NOK	63,072,000	JPMC	3/20/2019	(62,737)
USD	4,976,466	SEK	44,588,796	CITG	3/20/2019	(85,477)
USD	7,464,691	SEK	66,883,204	JPMC	3/20/2019	(128,225)
USD	200,246	SGD	274,000	CITG	3/20/2019	(1,140)
USD	300,369	SGD	411,000	JPMC	3/20/2019	(1,711)

Total unrealized depreciation						(4,622,407)

Net unrealized depreciation						$(3,875,172)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$7,361,837	$7,361,837

CITG
Cash	1,570,000	—	1,570,000

JPMC
Investment Companies	13,367,096	—	13,367,096

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 131.8%

COMMON STOCKS - 130.6%
Aerospace & Defense - 4.8%
Boeing Co. (The) (a)	858	$276,705
Curtiss-Wright Corp.	415	42,380
Huntington Ingalls Industries, Inc.	222	42,249
L3 Technologies, Inc.	51	8,856
Lockheed Martin Corp.	156	40,847
Raytheon Co.	785	120,380
Spirit AeroSystems Holdings, Inc., Class A	952	68,630
Teledyne Technologies, Inc. *	299	61,914

		661,961

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	82	5,584
FedEx Corp.	534	86,150

		91,734

Airlines - 0.6%
JetBlue Airways Corp. *	3,240	52,035
Southwest Airlines Co.	655	30,444

		82,479

Auto Components - 0.4%
Lear Corp.	509	62,536

Banks - 4.9%
Bank of America Corp.	2,628	64,754
Citigroup, Inc.	1,670	86,940
Citizens Financial Group, Inc.	55	1,635
Fifth Third Bancorp	336	7,906
First Citizens BancShares, Inc., Class A	51	19,230
JPMorgan Chase & Co. (a)	2,168	211,640
M&T Bank Corp.	37	5,296
PNC Financial Services Group, Inc. (The)	1,039	121,470
Popular, Inc.	1,037	48,967
Wells Fargo & Co.	2,392	110,223

		678,061

Beverages - 0.4%
PepsiCo, Inc.	488	53,914

Biotechnology - 7.0%
AbbVie, Inc.	1,337	123,258
Amgen, Inc.	444	86,434
Biogen, Inc. *	488	146,849
Celgene Corp. *	2,966	190,091
Exelixis, Inc. *(a)	9,229	181,534
Gilead Sciences, Inc.	1,616	101,081
United Therapeutics Corp. *	538	58,588

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 7.0% (continued)
Vertex Pharmaceuticals, Inc. *	533	$88,323

		976,158

Building Products - 0.1%
Armstrong World Industries, Inc.	167	9,721

Capital Markets - 1.2%
Ameriprise Financial, Inc.	87	9,080
BlackRock, Inc.	97	38,103
Federated Investors, Inc., Class B	2,632	69,880
Moody’s Corp.	115	16,105
Morgan Stanley	130	5,154
S&P Global, Inc.	152	25,831
State Street Corp.	88	5,550

		169,703

Chemicals - 1.9%
Celanese Corp.	829	74,585
Eastman Chemical Co.	109	7,969
Huntsman Corp.	892	17,207
LyondellBasell Industries NV, Class A	1,703	141,622
PolyOne Corp.	784	22,422

		263,805

Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. *	416	20,530
Herman Miller, Inc.	1,005	30,401
KAR Auction Services, Inc.	78	3,722
Waste Management, Inc.	812	72,260

		126,913

Communications Equipment - 2.0%
Ciena Corp. *	1,038	35,199
Cisco Systems, Inc.	3,963	171,717
CommScope Holding Co., Inc. *	252	4,130
F5 Networks, Inc. *	340	55,090
Juniper Networks, Inc.	568	15,285

		281,421

Consumer Finance - 0.2%
Synchrony Financial	1,482	34,768

Containers & Packaging - 0.1%
Greif, Inc., Class A	418	15,512

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	6	3,843
H&R Block, Inc.	961	24,381

		28,224

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B *(a)	1,167	238,278

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,358	38,757
Verizon Communications, Inc.	978	54,983

		93,740

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 1.5%
Exelon Corp.	4,491	$202,544
OGE Energy Corp.	178	6,976

		209,520

Electrical Equipment - 0.6%
Eaton Corp. plc	590	40,509
Emerson Electric Co.	250	14,938
nVent Electric plc (United Kingdom)	1,315	29,535

		84,982

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	527	42,713
Keysight Technologies, Inc. *	524	32,530
Tech Data Corp. *	264	21,598
Zebra Technologies Corp., Class A *	272	43,311

		140,152

Entertainment - 2.5%
Activision Blizzard, Inc.	894	41,634
Electronic Arts, Inc. *	1,157	91,299
Netflix, Inc. *	226	60,491
Twenty-First Century Fox, Inc., Class A	666	32,048
Twenty-First Century Fox, Inc., Class B	293	13,999
Viacom, Inc., Class B	1,620	41,634
Walt Disney Co. (The)	624	68,422

		349,527

Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	63	9,966
AvalonBay Communities, Inc.	34	5,918
Boston Properties, Inc.	183	20,597
Crown Castle International Corp.	51	5,540
Equinix, Inc.	49	17,275
Equity Residential	274	18,087
Host Hotels & Resorts, Inc.	497	8,285
Prologis, Inc.	751	44,099
Public Storage	77	15,585
Simon Property Group, Inc.	340	57,117

		202,469

Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	251	51,131
Kroger Co. (The)	3,277	90,118
US Foods Holding Corp. *	557	17,623
Walgreens Boots Alliance, Inc.	756	51,657
Walmart, Inc. (a)	2,718	253,182

		463,711

Food Products - 1.3%
Archer-Daniels-Midland Co.	1,560	63,913
Ingredion, Inc.	197	18,006
Tyson Foods, Inc., Class A	1,972	105,305

		187,224

Gas Utilities - 0.1%
UGI Corp.	146	7,789

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	185	$13,381
ABIOMED, Inc. *	283	91,986
Baxter International, Inc.	1,886	124,136
Boston Scientific Corp. *	759	26,823
Cantel Medical Corp.	253	18,836
Danaher Corp.	560	57,747
DexCom, Inc. *	386	46,243
Edwards Lifesciences Corp. *	76	11,641
Globus Medical, Inc., Class A *	860	37,221
Haemonetics Corp. *	1,493	149,375
IDEXX Laboratories, Inc. *	16	2,976
Intuitive Surgical, Inc. *	76	36,398
Medtronic plc	857	77,953
Varian Medical Systems, Inc. *	28	3,173

		697,889

Health Care Providers & Services - 5.0%
Anthem, Inc.	291	76,425
Cardinal Health, Inc.	624	27,830
Centene Corp. *	533	61,455
Cigna Corp.	492	93,441
HCA Healthcare, Inc.	144	17,921
Humana, Inc.	444	127,197
McKesson Corp.	1,396	154,216
MEDNAX, Inc. *	745	24,585
UnitedHealth Group, Inc.	442	110,111

		693,181

Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. *	142	61,314
Darden Restaurants, Inc.	434	43,339
Extended Stay America, Inc.	2,366	36,673
Las Vegas Sands Corp.	1,691	88,017
Starbucks Corp.	143	9,209

		238,552

Household Products - 0.3%
Procter & Gamble Co. (The)	383	35,205

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	390	51,527

Insurance - 3.4%
Aflac, Inc.	2,284	104,059
Allstate Corp. (The)	1,082	89,406
Assured Guaranty Ltd.	946	36,213
Fidelity National Financial, Inc.	3,070	96,521
First American Financial Corp.	683	30,489
Progressive Corp. (The)	151	9,110
Prudential Financial, Inc.	36	2,936
Reinsurance Group of America, Inc.	372	52,165
Travelers Cos., Inc. (The)	419	50,175
Unum Group	72	2,115

		473,189

Interactive Media & Services - 6.6%
Alphabet, Inc., Class A *(a)	209	218,397

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Interactive Media & Services - 6.6% (continued)
Alphabet, Inc., Class C *(a)	194	$200,908
Facebook, Inc., Class A *(a)	2,618	343,194
IAC/InterActiveCorp *	581	106,346
Match Group, Inc.	313	13,387
TripAdvisor, Inc. *	197	10,626
Twitter, Inc. *	862	24,774

		917,632

Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. *(a)	313	470,117
Booking Holdings, Inc. *	65	111,957
eBay, Inc. *	1,696	47,607

		629,681

IT Services - 7.0%
Accenture plc, Class A	25	3,525
Akamai Technologies, Inc. *	780	47,642
Amdocs Ltd.	150	8,787
Booz Allen Hamilton Holding Corp.	142	6,400
Broadridge Financial Solutions, Inc.	868	83,545
Cognizant Technology Solutions Corp., Class A	1,863	118,263
Conduent, Inc. *	3,673	39,044
DXC Technology Co.	1,249	66,409
EPAM Systems, Inc. *	442	51,276
First Data Corp., Class A *	1,071	18,111
International Business Machines Corp. (a)	1,389	157,888
Mastercard, Inc., Class A	447	84,326
MAXIMUS, Inc.	863	56,173
Okta, Inc. *	117	7,465
PayPal Holdings, Inc. *(a)	1,858	156,239
Science Applications International Corp.	618	39,367
Total System Services, Inc.	247	20,079
Twilio, Inc., Class A *	36	3,215

		967,754

Leisure Products - 0.2%
Brunswick Corp.	705	32,747

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	1,022	68,944
Bruker Corp.	2,016	60,016
Charles River Laboratories International, Inc. *	132	14,940
Illumina, Inc. *	134	40,190
IQVIA Holdings, Inc. *	29	3,369
QIAGEN NV *	93	3,204
Thermo Fisher Scientific, Inc.	210	46,996

		237,659

Machinery - 1.7%
Crane Co.	116	8,373
Cummins, Inc.	655	87,534
Ingersoll-Rand plc	844	76,998
ITT, Inc.	451	21,770

INVESTMENTS	SHARES	VALUE ($)
Machinery - 1.7% (continued)
Oshkosh Corp.	643	$39,422

		234,097

Media - 1.7%
CBS Corp. (Non-Voting), Class B	1,174	51,327
Comcast Corp., Class A	4,747	161,635
John Wiley & Sons, Inc., Class A	249	11,696
TEGNA, Inc.	1,284	13,957

		238,615

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	788	56,082
Steel Dynamics, Inc.	1,491	44,790

		100,872

Multiline Retail - 1.8%
Dollar General Corp.	38	4,107
Kohl’s Corp.	508	33,701
Macy’s, Inc.	2,933	87,345
Ollie’s Bargain Outlet Holdings, Inc. *	240	15,962
Target Corp. (a)	1,681	111,097

		252,212

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	2,385	67,328
Public Service Enterprise Group, Inc.	257	13,377

		80,705

Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	3,123	136,912
Chevron Corp. (a)	2,105	229,003
Cimarex Energy Co.	72	4,439
ConocoPhillips (a)	3,039	189,482
Devon Energy Corp.	2,597	58,536
EOG Resources, Inc.	203	17,704
Exxon Mobil Corp. (a)	2,691	183,499
HollyFrontier Corp.	1,922	98,253
Marathon Oil Corp.	1,270	18,212
Marathon Petroleum Corp.	1,626	95,950
Murphy Oil Corp.	223	5,216
Newfield Exploration Co. *	954	13,986
Noble Energy, Inc.	132	2,476
PBF Energy, Inc., Class A	511	16,694
Phillips 66	619	53,327
Pioneer Natural Resources Co.	96	12,626
Valero Energy Corp.	2,013	150,915
World Fuel Services Corp.	650	13,916

		1,301,146

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	127	7,789

Pharmaceuticals - 5.9%
Allergan plc	367	49,053
Bristol-Myers Squibb Co.	2,672	138,891
Johnson & Johnson (a)	1,296	167,249
Merck & Co., Inc.	2,433	185,905
Pfizer, Inc. (a)	6,501	283,769

		824,867

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 1.5%
Dun & Bradstreet Corp. (The)	635	$90,640
Insperity, Inc.	407	37,997
ManpowerGroup, Inc.	191	12,377
Robert Half International, Inc.	1,123	64,236

		205,250

Road & Rail - 1.5%
CSX Corp.	668	41,503
Norfolk Southern Corp.	732	109,463
Union Pacific Corp.	399	55,154

		206,120

Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	2,532	82,898
Broadcom, Inc.	14	3,560
Intel Corp. (a)	5,883	276,089
KLA-Tencor Corp.	17	1,521
Lam Research Corp.	291	39,626
Micron Technology, Inc. *	4,177	132,536
Texas Instruments, Inc.	1,240	117,180

		653,410

Software - 10.8%
Adobe, Inc. *(a)	870	196,829
Aspen Technology, Inc. *	851	69,935
Cadence Design Systems, Inc. *	1,667	72,481
Citrix Systems, Inc.	311	31,865
Fortinet, Inc. *	851	59,936
Intuit, Inc.	419	82,480
Manhattan Associates, Inc. *	476	20,168
Microsoft Corp. (a)	6,492	659,392
Oracle Corp.	2,262	102,129
Red Hat, Inc. *	115	20,199
salesforce.com, Inc. *	217	29,723
Splunk, Inc. *	202	21,180
Symantec Corp.	6,948	131,282

		1,497,599

Specialty Retail - 5.7%
American Eagle Outfitters, Inc.	2,195	42,429
AutoZone, Inc. *	35	29,342
Bed Bath & Beyond, Inc.	2,216	25,085
Best Buy Co., Inc.	1,337	70,808
Foot Locker, Inc.	2,664	141,725
Home Depot, Inc. (The)	429	73,711
Lowe’s Cos., Inc.	1,282	118,406
Michaels Cos., Inc. (The) *	223	3,019
Ross Stores, Inc.	984	81,869
Sally Beauty Holdings, Inc. *	1,645	28,047
Signet Jewelers Ltd.	233	7,402
TJX Cos., Inc. (The)	1,866	83,485
Urban Outfitters, Inc. *	2,742	91,034

		796,362

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc. (a)	3,258	513,917
Dell Technologies, Inc., Class C *	275	13,439
Hewlett Packard Enterprise Co.	193	2,549
HP, Inc.	4,994	102,177

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 4.7% (continued)
Seagate Technology plc	176	$6,792
Western Digital Corp.	280	10,352

		649,226

Textiles, Apparel & Luxury Goods - 3.5%
Columbia Sportswear Co.	138	11,605
Deckers Outdoor Corp. *	952	121,808
Lululemon Athletica, Inc. *	654	79,533
Michael Kors Holdings Ltd. *	2,605	98,782
NIKE, Inc., Class B	1,552	115,065
PVH Corp.	21	1,952
Ralph Lauren Corp.	285	29,486
Skechers U.S.A., Inc., Class A *	1,428	32,687

		490,918

Tobacco - 0.1%
Philip Morris International, Inc.	190	12,684

Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc., Class A	187	14,384
WESCO International, Inc. *	638	30,624
WW Grainger, Inc.	237	66,919

		111,927

TOTAL COMMON STOCKS (Cost $18,128,955)		18,153,117

EXCHANGE TRADED FUNDS - 1.0%
SPDR S&P 500 ETF Trust (Cost $145,223)	582	145,454

SHORT-TERM INVESTMENTS - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.32% (b)	1,995	1,995
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 2.32% (b)	7,981	7,981
Limited Purpose Cash Investment Fund, 2.50% (b)	2,522	2,522
UBS Select Treasury Preferred Fund, Class I, 2.34% (b)	9,976	9,976

TOTAL SHORT-TERM INVESTMENTS (Cost $22,474)		22,474

TOTAL LONG POSITIONS (Cost $18,296,652)		18,321,045

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (30.4)%

COMMON STOCKS - (30.4)%
Aerospace & Defense - (0.1)%
Arconic, Inc.	(945)	$(15,933)
BWX Technologies, Inc.	(135)	(5,161)

		(21,094)

Airlines - 0.0% (c)
American Airlines Group, Inc.	(87)	(2,794)

Auto Components - (0.9)%
Adient plc	(3,725)	(56,099)
Visteon Corp. *	(1,211)	(72,999)

		(129,098)

Automobiles - (1.0)%
Tesla, Inc. *	(433)	(144,102)

Banks - (3.4)%
Bank OZK	(79)	(1,803)
Chemical Financial Corp.	(1,511)	(55,318)
Home BancShares, Inc.	(2,979)	(48,677)
Pinnacle Financial Partners, Inc.	(1,572)	(72,469)
Sterling Bancorp	(10,613)	(175,221)
United Bankshares, Inc.	(3,737)	(116,258)

		(469,746)

Biotechnology - (2.3)%
Agios Pharmaceuticals, Inc. *	(1,763)	(81,292)
Alnylam Pharmaceuticals, Inc. *	(103)	(7,510)
Bluebird Bio, Inc. *	(836)	(82,931)
Exact Sciences Corp. *	(925)	(58,367)
Ligand Pharmaceuticals, Inc. *	(269)	(36,503)
Sage Therapeutics, Inc. *	(283)	(27,109)
Seattle Genetics, Inc. *	(530)	(30,030)

		(323,742)

Capital Markets - (0.3)%
Stifel Financial Corp.	(482)	(19,965)
Virtu Financial, Inc., Class A	(966)	(24,884)

		(44,849)

Chemicals - (0.9)%
Albemarle Corp.	(1,498)	(115,451)
Platform Specialty Products Corp. *	(353)	(3,646)

		(119,097)

Commercial Services & Supplies - (0.1)%
Stericycle, Inc. *	(249)	(9,136)

Communications Equipment - (0.2)%
Plantronics, Inc.	(75)	(2,483)
ViaSat, Inc. *	(457)	(26,940)

		(29,423)

Construction & Engineering - (0.5)%
Granite Construction, Inc.	(679)	(27,350)

INVESTMENTS	SHARES	VALUE ($)
Construction & Engineering - (0.5)% (continued)
MasTec, Inc. *	(959)	$(38,897)

		(66,247)

Containers & Packaging - (1.0)%
Crown Holdings, Inc. *	(2,116)	(87,962)
Graphic Packaging Holding Co.	(4,169)	(44,358)

		(132,320)

Electronic Equipment, Instruments & Components - (0.5)%
Belden, Inc.	(578)	(24,143)
Cognex Corp.	(964)	(37,278)
IPG Photonics Corp. *	(57)	(6,457)

		(67,878)

Energy Equipment & Services - (2.6)%
Baker Hughes a GE Co.	(247)	(5,310)
Core Laboratories NV	(880)	(52,501)
Diamond Offshore Drilling, Inc. *	(3,959)	(37,373)
Dril-Quip, Inc. *	(2,552)	(76,636)
Ensco plc, Class A	(31,085)	(110,663)
Nabors Industries Ltd.	(11,079)	(22,158)
Transocean Ltd. *	(7,302)	(50,676)

		(355,317)

Entertainment - 0.0% (c)
Lions Gate Entertainment Corp., Class A	(205)	(3,301)

Equity Real Estate Investment Trusts (REITs) - (0.5)%
Colony Capital, Inc.	(14,810)	(69,311)

Food Products - (0.7)%
Campbell Soup Co.	(1,028)	(33,914)
Hain Celestial Group, Inc. (The) *	(1,696)	(26,898)
Kraft Heinz Co. (The)	(421)	(18,120)
McCormick & Co., Inc. (Non-Voting)	(151)	(21,025)

		(99,957)

Health Care Equipment & Supplies - (0.7)%
Insulet Corp. *	(1,199)	(95,105)

Health Care Providers & Services - (0.4)%
Acadia Healthcare Co., Inc. *	(2,200)	(56,562)

Health Care Technology - (0.1)%
Medidata Solutions, Inc. *	(124)	(8,360)

Hotels, Restaurants & Leisure - (0.7)%
Caesars Entertainment Corp. *	(9,134)	(62,020)
Scientific Games Corp. *	(1,875)	(33,525)

		(95,545)

Household Durables - (0.9)%
Leggett & Platt, Inc.	(391)	(14,013)
Newell Brands, Inc.	(3,502)	(65,102)
Tempur Sealy International, Inc. *	(1,232)	(51,005)

		(130,120)

IT Services - (0.7)%
Square, Inc., Class A *	(113)	(6,338)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - (0.7)% (continued)
Switch, Inc., Class A	(12,177)	$(85,239)

		(91,577)

Leisure Products - (0.2)%
Mattel, Inc. *	(2,398)	(23,956)

Life Sciences Tools & Services - 0.0% (c)
Syneos Health, Inc. *	(36)	(1,417)

Machinery - (1.3)%
Colfax Corp. *	(1,456)	(30,430)
Middleby Corp. (The) *	(443)	(45,509)
Trinity Industries, Inc.	(2,067)	(42,560)
Wabtec Corp.	(539)	(37,865)
Welbilt, Inc. *	(2,426)	(26,953)

		(183,317)

Media - (1.7)%
Discovery, Inc., Class A *	(571)	(14,127)
GCI Liberty, Inc., Class A *	(2,337)	(96,191)
Meredith Corp.	(2,364)	(122,786)

		(233,104)

Metals & Mining - (1.2)%
Allegheny Technologies, Inc. *	(3,774)	(82,160)
Compass Minerals International, Inc.	(870)	(36,270)
Royal Gold, Inc.	(631)	(54,045)

		(172,475)

Multi-Utilities - (0.3)%
NiSource, Inc.	(1,417)	(35,921)

Oil, Gas & Consumable Fuels - (2.1)%
Callon Petroleum Co. *	(13,145)	(85,311)
EQT Corp.	(4,345)	(82,077)
Extraction Oil & Gas, Inc. *	(3,291)	(14,118)
Hess Corp.	(92)	(3,726)
Kosmos Energy Ltd. (Ghana) *	(6,999)	(27,226)
Matador Resources Co. *	(4,470)	(69,419)
Oasis Petroleum, Inc. *	(2,797)	(15,468)

		(297,345)

Pharmaceuticals - (0.1)%
Catalent, Inc. *	(145)	(4,521)
Nektar Therapeutics *	(447)	(14,693)

		(19,214)

Semiconductors & Semiconductor Equipment - (2.7)%
Cree, Inc. *	(1,969)	(84,224)
Marvell Technology Group Ltd.	(5,668)	(91,765)
Microchip Technology, Inc.	(1,593)	(114,569)
Synaptics, Inc. *	(86)	(3,200)
Universal Display Corp.	(906)	(84,774)

		(378,532)

Software - (0.2)%
2U, Inc. *	(566)	(28,142)

Specialty Retail - (0.8)%
CarMax, Inc. *	(734)	(46,044)

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - (0.8)% (continued)
Floor & Decor Holdings, Inc., Class A *	(2,715)	$(70,318)

		(116,362)

Technology Hardware, Storage & Peripherals - (0.1)%
NCR Corp. *	(387)	(8,932)

Textiles, Apparel & Luxury Goods - (0.8)%
Hanesbrands, Inc.	(1,934)	(24,233)
Under Armour, Inc., Class A *	(4,680)	(82,696)

		(106,929)

Thrifts & Mortgage Finance - (0.3)%
LendingTree, Inc. *	(167)	(36,668)

Trading Companies & Distributors - (0.1)%
NOW, Inc. *	(1,457)	(16,959)

TOTAL COMMON STOCKS (Proceeds $(5,213,744))		(4,223,954)

TOTAL SHORT POSITIONS (Proceeds $(5,213,744))		(4,223,954)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.4% (Cost $13,082,908)		14,097,091

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(198,669)

NET ASSETS - 100.0%		$13,898,422

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,363,110	9.8%
Consumer Discretionary	1,785,120	12.8
Consumer Staples	660,571	4.8
Energy	648,484	4.7
Exchange Traded Funds	145,454	1.0
Financials	1,042,737	7.5
Health Care	2,925,355	21.0
Industrials	1,567,163	11.3
Information Technology	3,585,078	25.8
Materials	(43,705)	(0.3)
Real Estate	133,158	1.0
Utilities	262,092	1.8
Short-Term Investments	22,474	0.2

Total Investments In Securities At Value	14,097,091	101.4
Liabilities in Excess of Other Assets	(198,669)	(1.4)

Net Assets	$13,898,422	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,737,850.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

(b)	Represents 7-day effective yield as of December 31, 2018.
(c)	Represents less than 0.05% of net assets.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 128.3%

COMMON STOCKS - 125.8%
Aerospace & Defense - 2.3%
AAR Corp.	153	$5,713
Axon Enterprise, Inc. *	121	5,294
Engility Holdings, Inc. *	37	1,053
Esterline Technologies Corp. *	37	4,494
Moog, Inc., Class A (a)	159	12,319
Vectrus, Inc. *	870	18,774

		47,647

Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A *	190	7,043

Airlines - 0.2%
Allegiant Travel Co.	14	1,403
SkyWest, Inc.	80	3,558

		4,961

Auto Components - 1.1%
Cooper-Standard Holdings, Inc. *	81	5,032
Dana, Inc.	124	1,690
Stoneridge, Inc. *	466	11,487
Tenneco, Inc., Class A	153	4,191
Tower International, Inc.	22	523

		22,923

Banks - 5.0%
1st Source Corp.	60	2,420
BancFirst Corp.	85	4,242
Bancorp, Inc. (The) *	978	7,785
Bank of Marin Bancorp	10	412
Cathay General Bancorp	109	3,655
Community Trust Bancorp, Inc.	50	1,981
Customers Bancorp, Inc. *	231	4,204
Financial Institutions, Inc.	297	7,633
First Bancorp/PR	1,799	15,471
First of Long Island Corp. (The)	31	619
Great Southern Bancorp, Inc.	168	7,733
Hanmi Financial Corp.	468	9,220
Hilltop Holdings, Inc. (a)	612	10,912
IBERIABANK Corp.	37	2,378
Independent Bank Corp./MI	48	1,009
International Bancshares Corp. (a)	365	12,556
Investors Bancorp, Inc.	203	2,111
MB Financial, Inc.	134	5,310
Mercantile Bank Corp.	63	1,780
OFG Bancorp	100	1,646

		103,077

Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A *	6	1,445
National Beverage Corp.	11	790

		2,235

Biotechnology - 8.4%
ACADIA Pharmaceuticals, Inc. *	143	2,312
Acorda Therapeutics, Inc. *	423	6,590

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 8.4% (continued)
Adverum Biotechnologies, Inc. *	411	$1,295
Amicus Therapeutics, Inc. *	215	2,060
Arbutus Biopharma Corp. (Canada) *	140	536
Ardelyx, Inc. *	659	1,180
Arena Pharmaceuticals, Inc. *	79	3,077
Array BioPharma, Inc. *	252	3,591
Blueprint Medicines Corp. *	10	539
CareDx, Inc. *	286	7,190
Catalyst Biosciences, Inc. *	188	1,483
CytomX Therapeutics, Inc. *	56	846
Eagle Pharmaceuticals, Inc. *	55	2,216
Emergent BioSolutions, Inc. *(a)	282	16,717
Enanta Pharmaceuticals, Inc. *(a)	186	13,174
FibroGen, Inc. *	92	4,258
Genomic Health, Inc. *(a)	388	24,991
Halozyme Therapeutics, Inc. *	187	2,736
Idera Pharmaceuticals, Inc. *	178	493
ImmunoGen, Inc. *	519	2,491
Insmed, Inc. *	120	1,575
Intellia Therapeutics, Inc. *	39	532
Intercept Pharmaceuticals, Inc. *	33	3,326
Jounce Therapeutics, Inc. *	749	2,524
Ligand Pharmaceuticals, Inc. *	26	3,528
Loxo Oncology, Inc. *	53	7,424
Mirati Therapeutics, Inc. *	83	3,521
Momenta Pharmaceuticals, Inc. *	606	6,690
Myriad Genetics, Inc. *	353	10,262
Natera, Inc. *	94	1,312
Palatin Technologies, Inc. *	2,877	2,038
PDL BioPharma, Inc. *	1,337	3,877
Pieris Pharmaceuticals, Inc. *	332	883
Portola Pharmaceuticals, Inc. *	71	1,386
PTC Therapeutics, Inc. *	121	4,153
REGENXBIO, Inc. *	240	10,068
Sangamo Therapeutics, Inc. *	144	1,653
Spectrum Pharmaceuticals, Inc. *	241	2,109
Vericel Corp. *	438	7,621
Voyager Therapeutics, Inc. *	40	376

		172,633

Building Products - 2.4%
Armstrong Flooring, Inc. *	303	3,588
Builders FirstSource, Inc. *	624	6,808
Continental Building Products, Inc. *	170	4,326
CSW Industrials, Inc. *	238	11,507
Insteel Industries, Inc.	162	3,933
NCI Building Systems, Inc. *	1,882	13,645
Simpson Manufacturing Co., Inc.	78	4,222
Universal Forest Products, Inc.	28	727

		48,756

Capital Markets - 1.0%
Blucora, Inc. *	122	3,250
BrightSphere Investment Group plc	118	1,260
Federated Investors, Inc., Class B	280	7,434
Investment Technology Group, Inc.	39	1,180
Oppenheimer Holdings, Inc., Class A	263	6,720

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 1.0% (continued)
Waddell & Reed Financial, Inc., Class A	39	$705

		20,549

Chemicals - 2.6%
AdvanSix, Inc. *	337	8,202
Ingevity Corp. *	59	4,938
Kraton Corp. *	113	2,468
OMNOVA Solutions, Inc. *	1,217	8,921
PolyOne Corp.	248	7,093
Stepan Co.	78	5,772
Trinseo SA (a)	350	16,023

		53,417

Commercial Services & Supplies - 4.1%
Brady Corp., Class A	73	3,173
Ennis, Inc.	218	4,196
Heritage-Crystal Clean, Inc. *	260	5,983
Herman Miller, Inc.	208	6,292
Interface, Inc.	722	10,289
Kimball International, Inc., Class B	686	9,734
McGrath RentCorp (a)	311	16,010
Pitney Bowes, Inc.	358	2,116
Quad/Graphics, Inc.	255	3,142
RR Donnelley & Sons Co.	320	1,267
SP Plus Corp. *	299	8,832
Steelcase, Inc., Class A	663	9,832
UniFirst Corp.	27	3,863

		84,729

Communications Equipment - 1.3%
Aerohive Networks, Inc. *	2,741	8,936
Comtech Telecommunications Corp.	19	462
Finisar Corp. *	142	3,067
Lumentum Holdings, Inc. *	34	1,428
NETGEAR, Inc. *	74	3,850
Quantenna Communications, Inc. *	430	6,171
Ribbon Communications, Inc. *	702	3,384

		27,298

Construction & Engineering - 1.2%
Comfort Systems USA, Inc.	115	5,023
EMCOR Group, Inc.	170	10,147
KBR, Inc.	524	7,955
MYR Group, Inc. *	13	366

		23,491

Consumer Finance - 1.2%
Enova International, Inc. *	354	6,889
FirstCash, Inc.	49	3,545
Green Dot Corp., Class A *	68	5,407
LendingClub Corp. *	451	1,186
Regional Management Corp. *	277	6,662

		23,689

Diversified Consumer Services - 2.1%
American Public Education, Inc. *	725	20,633
Career Education Corp. *	448	5,116
K12, Inc. *	360	8,924
Strategic Education, Inc.	16	1,815

INVESTMENTS	SHARES	VALUE ($)
Diversified Consumer Services - 2.1% (continued)
Weight Watchers International, Inc. *	150	$5,783

		42,271

Diversified Telecommunication Services - 0.3%
Intelsat SA *	149	3,187
Ooma, Inc. *	148	2,054
Vonage Holdings Corp. *	58	507
Windstream Holdings, Inc. *	614	1,283

		7,031

Electrical Equipment - 1.9%
Allied Motion Technologies, Inc.	49	2,190
Atkore International Group, Inc. *	1,027	20,376
Encore Wire Corp.	141	7,075
EnerSys	68	5,277
Generac Holdings, Inc. *	48	2,386
Vicor Corp. *	38	1,436

		38,740

Electronic Equipment, Instruments & Components - 2.7%
Anixter International, Inc. *	36	1,955
Control4 Corp. *	147	2,587
Electro Scientific Industries, Inc. *	39	1,168
ePlus, Inc. *	187	13,309
Fabrinet (Thailand) *	10	513
Insight Enterprises, Inc. *(a)	365	14,874
KEMET Corp.	467	8,191
Methode Electronics, Inc.	63	1,467
ScanSource, Inc. *	84	2,888
SYNNEX Corp.	47	3,800
Tech Data Corp. *	7	573
Vishay Precision Group, Inc. *	107	3,235

		54,560

Energy Equipment & Services - 0.8%
KLX Energy Services Holdings, Inc. *	31	727
Mammoth Energy Services, Inc.	569	10,230
Matrix Service Co. *	233	4,180
Rowan Cos. plc, Class A *	179	1,502

		16,639

Entertainment - 1.1%
Glu Mobile, Inc. *(a)	1,574	12,702
Pandora Media, Inc. *	358	2,896
Rosetta Stone, Inc. *	345	5,658
World Wrestling Entertainment, Inc., Class A	7	523

		21,779

Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexander’s, Inc.	3	914
Americold Realty Trust	122	3,116
Ashford Hospitality Trust, Inc.	1,502	6,008
Braemar Hotels & Resorts, Inc.	914	8,162
Cedar Realty Trust, Inc.	1,512	4,748
CoreCivic, Inc.	175	3,120
CorePoint Lodging, Inc.	63	772
Franklin Street Properties Corp.	427	2,660
GEO Group, Inc. (The)	115	2,265
Getty Realty Corp.	183	5,382
Industrial Logistics Properties Trust	67	1,315

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.7% (continued)
Kite Realty Group Trust	180	$2,536
MedEquities Realty Trust, Inc.	183	1,252
Pebblebrook Hotel Trust	100	2,831
RPT Realty	136	1,625
Select Income REIT	133	979
Tier REIT, Inc.	49	1,011
Xenia Hotels & Resorts, Inc.	337	5,796

		54,492

Food & Staples Retailing - 0.9%
Ingles Markets, Inc., Class A	227	6,179
Natural Grocers by Vitamin Cottage, Inc. *	279	4,277
Performance Food Group Co. *	79	2,550
SpartanNash Co.	96	1,649
Weis Markets, Inc.	90	4,300

		18,955

Food Products - 0.7%
Darling Ingredients, Inc. *	507	9,755
Dean Foods Co.	142	541
John B Sanfilippo & Son, Inc.	74	4,119

		14,415

Health Care Equipment & Supplies - 6.7%
AngioDynamics, Inc. *	116	2,335
Cardiovascular Systems, Inc. *	303	8,633
Cerus Corp. *	476	2,413
Cutera, Inc. *	172	2,928
Globus Medical, Inc., Class A *(a)	364	15,754
Haemonetics Corp. *(a)	233	23,312
Inogen, Inc. *	67	8,319
Integer Holdings Corp. *	20	1,525
IntriCon Corp. *	121	3,192
Lantheus Holdings, Inc. *	376	5,884
LeMaitre Vascular, Inc.	78	1,844
LivaNova plc *	14	1,281
Meridian Bioscience, Inc.	59	1,024
Novocure Ltd. *	94	3,147
NuVasive, Inc. *	51	2,528
NxStage Medical, Inc. *	75	2,147
OraSure Technologies, Inc. *	371	4,333
Orthofix Medical, Inc. *	17	892
STAAR Surgical Co. *(a)	508	16,210
Surmodics, Inc. *	230	10,870
Tandem Diabetes Care, Inc. *(a)	365	13,859
Utah Medical Products, Inc.	54	4,486

		136,916

Health Care Providers & Services - 3.3%
Addus HomeCare Corp. *	91	6,177
Amedisys, Inc. *	79	9,252
Community Health Systems, Inc. *	489	1,379
CorVel Corp. *(a)	294	18,146
Cross Country Healthcare, Inc. *	562	4,119
Magellan Health, Inc. *	45	2,560
Patterson Cos., Inc.	153	3,008
Providence Service Corp. (The) *	18	1,080
RadNet, Inc. *	725	7,373

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 3.3% (continued)
Tenet Healthcare Corp. *	411	$7,045
Triple-S Management Corp., Class B *	403	7,008

		67,147

Health Care Technology - 2.2%
Allscripts Healthcare Solutions, Inc. *	43	415
Castlight Health, Inc., Class B *	928	2,014
HealthStream, Inc.	571	13,790
HMS Holdings Corp. *(a)	432	12,152
NextGen Healthcare Information Systems LLC *	910	13,786
Tabula Rasa HealthCare, Inc. *	45	2,869

		45,026

Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd., Class A (United Kingdom) *	100	2,503
BJ’s Restaurants, Inc. (a)	217	10,974
Bloomin’ Brands, Inc. (a)	683	12,219
Boyd Gaming Corp.	256	5,320
Carrols Restaurant Group, Inc. *	208	2,047
Cheesecake Factory, Inc. (The)	8	348
Dave & Buster’s Entertainment, Inc.	204	9,090
International Speedway Corp., Class A	118	5,175
OBH, Inc. *	9	1,022
Penn National Gaming, Inc. *	34	640
RCI Hospitality Holdings, Inc.	66	1,474
Ruth’s Hospitality Group, Inc.	571	12,979
Texas Roadhouse, Inc.	30	1,791
Town Sports International Holdings, Inc. *	439	2,809

		68,391

Household Durables - 0.9%
La-Z-Boy, Inc.	69	1,912
Roku, Inc. *	62	1,899
Turtle Beach Corp. *	296	4,224
ZAGG, Inc. *	1,010	9,878

		17,913

Insurance - 4.9%
Ambac Financial Group, Inc. *	550	9,482
Argo Group International Holdings Ltd.	187	12,576
CNO Financial Group, Inc.	545	8,110
Employers Holdings, Inc. (a)	530	22,244
Enstar Group Ltd. *	12	2,011
FedNat Holding Co.	310	6,175
Genworth Financial, Inc., Class A *	530	2,470
Maiden Holdings Ltd.	188	310
National Western Life Group, Inc., Class A	29	8,720
Safety Insurance Group, Inc.	101	8,263
Stewart Information Services Corp.	26	1,076
Third Point Reinsurance Ltd. *	716	6,902
United Fire Group, Inc.	8	444
Universal Insurance Holdings, Inc. (a)	332	12,589

		101,372

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Interactive Media & Services - 1.8%
Care.com, Inc. *	608	$11,740
Cargurus, Inc. *	71	2,395
Cars.com, Inc. *	107	2,301
Liberty TripAdvisor Holdings, Inc., Class A *	175	2,781
QuinStreet, Inc. *	435	7,060
Yelp, Inc. *	278	9,727

		36,004

Internet & Direct Marketing Retail - 2.5%
1-800-Flowers.com, Inc., Class A *	1,705	20,852
Etsy, Inc. *(a)	261	12,416
Groupon, Inc. *	3,587	11,478
Lands’ End, Inc. *	221	3,140
PetMed Express, Inc.	79	1,838
Shutterfly, Inc. *	30	1,208
Shutterstock, Inc.	35	1,260

		52,192

IT Services - 3.6%
Brightcove, Inc. *	1,086	7,646
CACI International, Inc., Class A *	4	576
Cardtronics plc, Class A *	32	832
EVERTEC, Inc.	603	17,306
Hackett Group, Inc. (The)	202	3,234
Limelight Networks, Inc. *	1,909	4,467
LiveRamp Holdings, Inc. *	116	4,481
MAXIMUS, Inc.	133	8,657
MoneyGram International, Inc. *	1,270	2,540
NIC, Inc.	38	474
Perficient, Inc. *	43	957
Perspecta, Inc.	220	3,789
Science Applications International Corp.	9	573
ServiceSource International, Inc. *	843	911
Sykes Enterprises, Inc. *	37	915
Travelport Worldwide Ltd.	839	13,105
Unisys Corp. *	326	3,791

		74,254

Leisure Products - 1.1%
Johnson Outdoors, Inc., Class A	139	8,165
MasterCraft Boat Holdings, Inc. *	542	10,135
Nautilus, Inc. *	391	4,262

		22,562

Life Sciences Tools & Services - 0.9%
Luminex Corp.	83	1,918
Medpace Holdings, Inc. *(a)	289	15,297
Pacific Biosciences of California, Inc. *	146	1,080

		18,295

Machinery - 3.6%
Barnes Group, Inc.	55	2,949
Columbus McKinnon Corp.	196	5,907
Commercial Vehicle Group, Inc. *	908	5,176
EnPro Industries, Inc.	26	1,563
Global Brass & Copper Holdings, Inc.	289	7,268

INVESTMENTS	SHARES	VALUE ($)
Machinery - 3.6% (continued)
Gorman-Rupp Co. (The)	79	$2,560
Harsco Corp. *	438	8,699
Meritor, Inc. *(a)	670	11,330
Milacron Holdings Corp. *	218	2,592
Mueller Water Products, Inc., Class A	1,011	9,200
Standex International Corp.	35	2,351
TriMas Corp. *(a)	417	11,380
Wabash National Corp.	172	2,250

		73,225

Marine - 0.0% (b)
Genco Shipping & Trading Ltd. *	44	347

Media - 0.7%
Entravision Communications Corp., Class A	2,465	7,173
MDC Partners, Inc., Class A *	1,369	3,573
National CineMedia, Inc.	110	713
TechTarget, Inc. *	310	3,785

		15,244

Metals & Mining - 2.4%
Carpenter Technology Corp.	45	1,603
Materion Corp.	182	8,188
Ryerson Holding Corp. *	1,497	9,491
SunCoke Energy, Inc. *	1,268	10,841
Warrior Met Coal, Inc. (a)	767	18,492

		48,615

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance, Inc.	181	3,015
Blackstone Mortgage Trust, Inc., Class A	152	4,843

		7,858

Multiline Retail - 0.3%
Big Lots, Inc.	210	6,073

Multi-Utilities - 0.2%
Avista Corp.	79	3,356

Oil, Gas & Consumable Fuels - 4.1%
Arch Coal, Inc., Class A (a)	171	14,191
Berry Petroleum Corp.	49	429
California Resources Corp. *	86	1,465
CVR Energy, Inc. (a)	404	13,930
Delek US Holdings, Inc.	264	8,583
Denbury Resources, Inc. *	2,304	3,940
EP Energy Corp., Class A *	985	689
Evolution Petroleum Corp.	1,342	9,152
Laredo Petroleum, Inc. *	1,233	4,463
Northern Oil and Gas, Inc. *	1,327	2,999
Overseas Shipholding Group, Inc., Class A *	7,659	12,714
Peabody Energy Corp.	202	6,157
Penn Virginia Corp. *	16	865
SandRidge Energy, Inc. *	55	419
W&T Offshore, Inc. *	1,039	4,281

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 4.1% (continued)
WildHorse Resource Development Corp. *	35	$494

		84,771

Paper & Forest Products - 1.6%
Boise Cascade Co.	162	3,864
Louisiana-Pacific Corp. (a)	952	21,153
Schweitzer-Mauduit International, Inc.	21	526
Verso Corp., Class A *	360	8,064

		33,607

Personal Products - 1.6%
Medifast, Inc. (a)	102	12,752
USANA Health Sciences, Inc. *(a)	171	20,132

		32,884

Pharmaceuticals - 2.1%
Assertio Therapeutics, Inc. *	744	2,686
Corcept Therapeutics, Inc. *	306	4,088
Endo International plc *	1,055	7,701
Horizon Pharma plc *	342	6,683
Innoviva, Inc. *	239	4,171
Intersect ENT, Inc. *	33	930
Intra-Cellular Therapies, Inc. *	91	1,036
Lannett Co., Inc. *	42	208
Mallinckrodt plc *	245	3,871
Pacira Pharmaceuticals, Inc. *	9	387
Phibro Animal Health Corp., Class A (a)	329	10,581
Supernus Pharmaceuticals, Inc. *	26	864

		43,206

Professional Services - 5.4%
Barrett Business Services, Inc.	251	14,370
CRA International, Inc.	142	6,042
Heidrick & Struggles International, Inc.	160	4,991
Insperity, Inc. (a)	300	28,008
Kelly Services, Inc., Class A	88	1,802
Kforce, Inc.	1,027	31,755
Navigant Consulting, Inc.	446	10,726
Resources Connection, Inc.	117	1,661
TrueBlue, Inc. *	475	10,569

		109,924

Real Estate Management & Development - 0.6%
HFF, Inc., Class A (a)	348	11,540

Road & Rail - 0.9%
ArcBest Corp.	96	3,289
Covenant Transportation Group, Inc., Class A *	371	7,123
Marten Transport Ltd.	53	858
Universal Logistics Holdings, Inc.	277	5,011
USA Truck, Inc. *	147	2,201

		18,482

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc. *	102	4,379
Amkor Technology, Inc. *	1,306	8,567

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 4.1% (continued)
Axcelis Technologies, Inc. *	41	$730
Cabot Microelectronics Corp. (a)	113	10,775
Cirrus Logic, Inc. *	66	2,190
Entegris, Inc.	331	9,233
Integrated Device Technology, Inc. *	184	8,911
Lattice Semiconductor Corp. *	1,006	6,962
Nanometrics, Inc. *	291	7,953
Photronics, Inc. *	501	4,850
Rudolph Technologies, Inc. *	621	12,712
Semtech Corp. *	76	3,486
SMART Global Holdings, Inc. *	89	2,643
Synaptics, Inc. *	40	1,488

		84,879

Software - 8.4%
8x8, Inc. *	459	8,280
A10 Networks, Inc. *	780	4,867
Appfolio, Inc., Class A *(a)	243	14,391
Apptio, Inc., Class A *	41	1,556
Bottomline Technologies DE, Inc. *	89	4,272
Box, Inc., Class A *	405	6,837
CommVault Systems, Inc. *	77	4,550
eGain Corp. *	1,451	9,533
Five9, Inc. *	89	3,891
Hortonworks, Inc. *	103	1,485
Imperva, Inc. *	49	2,729
j2 Global, Inc.	66	4,579
LivePerson, Inc. *(a)	613	11,561
MicroStrategy, Inc., Class A *(a)	84	10,731
Mitek Systems, Inc. *	36	389
MobileIron, Inc. *	1,045	4,797
New Relic, Inc. *	56	4,534
OneSpan, Inc. *	197	2,551
Progress Software Corp.	228	8,092
Qualys, Inc. *	119	8,894
Rapid7, Inc. *	138	4,300
SPS Commerce, Inc. *(a)	145	11,945
Trade Desk, Inc. (The), Class A *	60	6,964
Varonis Systems, Inc. *	88	4,655
Verint Systems, Inc. *(a)	274	11,593
Yext, Inc. *	100	1,485
Zix Corp. *	2,135	12,234

		171,695

Specialty Retail - 4.9%
Abercrombie & Fitch Co., Class A	85	1,704
American Eagle Outfitters, Inc.	132	2,552
America’s Car-Mart, Inc. *	16	1,159
Asbury Automotive Group, Inc. *	57	3,800
Ascena Retail Group, Inc. *	181	454
Barnes & Noble Education, Inc. *	562	2,254
Bed Bath & Beyond, Inc.	346	3,917
Boot Barn Holdings, Inc. *	378	6,437
Buckle, Inc. (The)	167	3,230
Cato Corp. (The), Class A	462	6,593
Chico’s FAS, Inc.	156	877
Children’s Place, Inc. (The)	92	8,288
Citi Trends, Inc.	347	7,075

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 4.9% (continued)
DSW, Inc., Class A (a)	638	$15,759
Express, Inc. *	881	4,502
Francesca’s Holdings Corp. *	711	690
Genesco, Inc. *	152	6,734
Hibbett Sports, Inc. *	405	5,791
J. Jill, Inc. *	468	2,494
Shoe Carnival, Inc.	48	1,608
Signet Jewelers Ltd.	82	2,605
Tailored Brands, Inc.	295	4,024
Tilly’s, Inc., Class A	600	6,516
Zumiez, Inc. *	27	518

		99,581

Technology Hardware, Storage & Peripherals - 0.3%
Immersion Corp. *	774	6,935

Textiles, Apparel & Luxury Goods - 3.0%
Crocs, Inc. *(a)	470	12,211
Deckers Outdoor Corp. *(a)	175	22,391
Fossil Group, Inc. *	393	6,182
Movado Group, Inc.	226	7,146
Rocky Brands, Inc.	170	4,420
Vera Bradley, Inc. *	1,088	9,324

		61,674

Thrifts & Mortgage Finance - 3.4%
Dime Community Bancshares, Inc.	635	10,782
Essent Group Ltd. *	77	2,632
Federal Agricultural Mortgage Corp., Class C	14	846
First Defiance Financial Corp.	389	9,534
MGIC Investment Corp. *(a)	2,695	28,190
Ocwen Financial Corp. *	166	223
Radian Group, Inc. (a)	741	12,123
Washington Federal, Inc.	197	5,262

		69,592

Tobacco - 0.3%
Pyxus International, Inc. *	461	5,467
Vector Group Ltd.	105	1,022

		6,489

Trading Companies & Distributors - 1.6%
BMC Stock Holdings, Inc. *	266	4,118
GMS, Inc. *	739	10,981
H&E Equipment Services, Inc.	16	327
Herc Holdings, Inc. *	22	572
Nexeo Solutions, Inc. *	46	395
Rush Enterprises, Inc., Class A	231	7,965
Systemax, Inc.	283	6,761
Veritiv Corp. *	33	824

		31,943

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	63	1,296
NII Holdings, Inc. *	835	3,683
Shenandoah Telecommunications Co.	9	398

		5,377

TOTAL COMMON STOCKS (Cost $2,798,362)		2,578,699

INVESTMENTS	SHARES	VALUE ($)
EXCHANGE TRADED FUNDS - 1.9%
iShares Russell 2000 ETF
(Cost $40,865)	289	$38,697

	NO. OF RIGHTS
RIGHTS - 0.0% (b)

Food Products - 0.0% (b)
Schuman, Inc., CVR (3)*(c)	44	84

Media - 0.0% (b)
Media General, Inc., CVR (3)*(c)	112	2

TOTAL RIGHTS (Cost $117)		86

	SHARES
SHORT-TERM INVESTMENTS - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.32% (d)	1,287	1,287
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 2.32% (d)	5,146	5,146
UBS Select Treasury Preferred Fund, Class I, 2.34% (d)	6,433	6,433

TOTAL SHORT-TERM INVESTMENTS (Cost $12,866)		12,866

TOTAL LONG POSITIONS (Cost $2,852,210)		2,630,348

SHORT POSITIONS - (29.3)%

COMMON STOCKS - (29.3)%
Aerospace & Defense - (1.3)%
KeyW Holding Corp. (The) *	(1,266)	(8,470)
Kratos Defense & Security Solutions, Inc. *	(590)	(8,313)
Mercury Systems, Inc. *	(200)	(9,458)

		(26,241)

Auto Components - (1.6)%
Cooper Tire & Rubber Co.	(132)	(4,268)
Dorman Products, Inc. *	(12)	(1,080)
Fox Factory Holding Corp. *	(55)	(3,238)
LCI Industries	(18)	(1,202)
Motorcar Parts of America, Inc. *	(995)	(16,557)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Auto Components - (1.6)% (continued)
Superior Industries International, Inc.	(1,409)	$(6,777)

		(33,122)

Beverages - 0.0% (b)
MGP Ingredients, Inc.	(11)	(628)

Biotechnology - (0.3)%
Adamas Pharmaceuticals, Inc. *	(186)	(1,588)
CASI Pharmaceuticals, Inc. *	(105)	(422)
Flexion Therapeutics, Inc. *	(193)	(2,185)
Lexicon Pharmaceuticals, Inc. *	(117)	(777)
Ra Pharmaceuticals, Inc. *	(29)	(528)
Selecta Biosciences, Inc. *	(191)	(508)

		(6,008)

Building Products - (1.7)%
AAON, Inc.	(293)	(10,272)
American Woodmark Corp. *	(313)	(17,428)
Gibraltar Industries, Inc. *	(49)	(1,744)
Griffon Corp.	(105)	(1,097)
JELD-WEN Holding, Inc. *	(280)	(3,979)

		(34,520)

Capital Markets - (0.3)%
Cowen, Inc. *	(288)	(3,842)
Greenhill & Co., Inc.	(72)	(1,757)

		(5,599)

Chemicals - (1.0)%
Flotek Industries, Inc. *	(5,941)	(6,476)
LSB Industries, Inc. *	(726)	(4,007)
Rayonier Advanced Materials, Inc.	(658)	(7,008)
Tronox Ltd., Class A	(276)	(2,147)

		(19,638)

Commercial Services & Supplies - (0.9)%
LSC Communications, Inc.	(204)	(1,428)
Multi-Color Corp.	(306)	(10,737)
Team, Inc. *	(412)	(6,036)

		(18,201)

Communications Equipment - (0.5)%
Acacia Communications, Inc. *	(112)	(4,256)
Harmonic, Inc. *	(175)	(826)
Infinera Corp. *	(724)	(2,889)
ViaSat, Inc. *	(29)	(1,709)

		(9,680)

Construction & Engineering - (0.3)%
Argan, Inc.	(12)	(454)
NV5 Global, Inc. *	(110)	(6,661)

		(7,115)

Diversified Telecommunication Services - (0.3)%
ORBCOMM, Inc. *	(838)	(6,922)

Electronic Equipment, Instruments & Components - (0.4)%
PAR Technology Corp. *	(359)	(7,808)

Energy Equipment & Services - (1.7)%
Basic Energy Services, Inc. *	(134)	(515)
Bristow Group, Inc. *	(213)	(518)

INVESTMENTS	SHARES	VALUE ($)
Energy Equipment & Services - (1.7)% (continued)
Dril-Quip, Inc. *	(223)	$(6,697)
Forum Energy Technologies, Inc. *	(607)	(2,507)
Frank’s International NV *	(466)	(2,432)
ION Geophysical Corp. *	(173)	(896)
McDermott International, Inc. *	(516)	(3,375)
NCS Multistage Holdings, Inc. *	(483)	(2,458)
Noble Corp. plc *	(426)	(1,116)
Oceaneering International, Inc. *	(107)	(1,295)
Oil States International, Inc. *	(340)	(4,855)
TETRA Technologies, Inc. *	(1,721)	(2,891)
Tidewater, Inc. *	(252)	(4,821)

		(34,376)

Entertainment - (0.1)%
Liberty Media Corp.-Liberty Braves, Class C *	(121)	(3,012)

Health Care Equipment & Supplies - (0.2)%
GenMark Diagnostics, Inc. *	(400)	(1,944)
Sientra, Inc. *	(174)	(2,212)

		(4,156)

Health Care Providers & Services - (0.9)%
AAC Holdings, Inc. *	(1,527)	(2,138)
BioScrip, Inc. *	(1,513)	(5,401)
Capital Senior Living Corp. *	(682)	(4,638)
PetIQ, Inc. *	(293)	(6,877)

		(19,054)

Health Care Technology - (0.7)%
Evolent Health, Inc., Class A *	(178)	(3,551)
Inovalon Holdings, Inc., Class A *	(233)	(3,304)
Vocera Communications, Inc. *	(205)	(8,067)

		(14,922)

Hotels, Restaurants & Leisure - (0.7)%
Del Frisco’s Restaurant Group, Inc. *	(724)	(5,176)
Dine Brands Global, Inc.	(21)	(1,414)
Golden Entertainment, Inc. *	(531)	(8,507)

		(15,097)

Household Durables - (1.5)%
Century Communities, Inc. *	(583)	(10,063)
Hovnanian Enterprises, Inc., Class A *	(623)	(426)
Installed Building Products, Inc. *	(265)	(8,928)
LGI Homes, Inc. *	(182)	(8,230)
William Lyon Homes, Class A *	(263)	(2,811)

		(30,458)

Insurance - (0.2)%
HCI Group, Inc.	(34)	(1,727)
MBIA, Inc. *	(215)	(1,918)

		(3,645)

IT Services - (0.2)%
Internap Corp. *	(820)	(3,403)

Machinery - (1.0)%
CIRCOR International, Inc. *	(389)	(8,286)
Energy Recovery, Inc. *	(487)	(3,278)
NN, Inc.	(592)	(3,972)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - (1.0)% (continued)
Sun Hydraulics Corp.	(139)	$(4,613)

		(20,149)

Marine - (0.2)%
Scorpio Bulkers, Inc.	(693)	(3,832)

Media - (0.5)%
Entercom Communications Corp., Class A	(1,231)	(7,029)
EW Scripps Co. (The), Class A	(154)	(2,422)

		(9,451)

Metals & Mining - (2.4)%
Coeur Mining, Inc. *	(1,085)	(4,850)
Compass Minerals International, Inc.	(155)	(6,462)
Hecla Mining Co.	(14,120)	(33,323)
TimkenSteel Corp. *	(561)	(4,903)

		(49,538)

Oil, Gas & Consumable Fuels - (3.0)%
Alta Mesa Resources, Inc., Class A *	(7,220)	(7,220)
Callon Petroleum Co. *	(410)	(2,661)
DHT Holdings, Inc.	(581)	(2,278)
Eclipse Resources Corp. *	(5,880)	(6,174)
Green Plains, Inc.	(540)	(7,079)
Halcon Resources Corp. *	(5,599)	(9,518)
International Seaways, Inc. *	(168)	(2,829)
Jagged Peak Energy, Inc. *	(341)	(3,110)
Lilis Energy, Inc. *	(3,020)	(4,137)
Matador Resources Co. *	(90)	(1,398)
Ring Energy, Inc. *	(486)	(2,469)
Scorpio Tankers, Inc. (Monaco)	(4,609)	(8,112)
SemGroup Corp., Class A	(378)	(5,209)

		(62,194)

Pharmaceuticals - (0.8)%
Aclaris Therapeutics, Inc. *	(484)	(3,577)
Aerie Pharmaceuticals, Inc. *	(64)	(2,310)
Dermira, Inc. *	(302)	(2,171)
Medicines Co. (The) *	(117)	(2,239)
Ocular Therapeutix, Inc. *	(656)	(2,611)
Paratek Pharmaceuticals, Inc. *	(881)	(4,520)

		(17,428)

Professional Services - (0.9)%
WageWorks, Inc. *	(72)	(1,955)
Willdan Group, Inc. *	(462)	(16,161)

		(18,116)

Semiconductors & Semiconductor Equipment - (2.8)%
Adesto Technologies Corp. *	(3,776)	(16,614)
AXT, Inc. *	(2,196)	(9,553)
CEVA, Inc. *	(307)	(6,782)
Inphi Corp. *	(169)	(5,433)
MACOM Technology Solutions Holdings, Inc. *	(28)	(406)
MaxLinear, Inc. *	(730)	(12,848)
PDF Solutions, Inc. *	(593)	(4,999)

		(56,635)

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 0.0% (b)
USA Technologies, Inc. *	(152)	$(591)

Thrifts & Mortgage Finance - (2.1)%
LendingTree, Inc. *	(132)	(28,983)
Meta Financial Group, Inc.	(699)	(13,554)

		(42,537)

Trading Companies & Distributors - (0.8)%
Beacon Roofing Supply, Inc. *	(205)	(6,503)
BlueLinx Holdings, Inc. *	(331)	(8,179)
SiteOne Landscape Supply, Inc. *	(52)	(2,874)

		(17,556)

TOTAL COMMON STOCKS (Proceeds $(833,332))		(601,632)

TOTAL SHORT POSITIONS (Proceeds $(833,332))		(601,632)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.0% (Cost $2,018,878)		2,028,716

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		22,056

NET ASSETS - 100.0%		$2,050,772

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$66,052	3.2%
Consumer Discretionary	314,904	15.3
Consumer Staples	74,433	3.6
Energy	4,841	0.2
Exchange Traded Funds	38,697	1.9
Financials	274,356	13.4
Health Care	421,656	20.6
Industrials	343,558	16.8
Information Technology	341,502	16.7
Materials	66,463	3.2
Real Estate	66,032	3.3
Utilities	3,356	0.2
Short-Term Investments	12,866	0.6

Total Investments In Securities At Value	2,028,716	99.0
Other Assets in Excess of Liabilities	22,056	1.0

Net Assets	$2,050,772	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $664,593.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2018 amounted to $86, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of December 31, 2018.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 128.7%

COMMON STOCKS - 126.4%
Australia - 12.3%
Ansell Ltd.	3,807	$59,141
Aurizon Holdings Ltd.	60,561	182,713
Australia & New Zealand Banking Group Ltd.	6,218	107,439
BHP Group Ltd.	7,726	186,746
BlueScope Steel Ltd.	63,883	492,801
Brambles Ltd.	2,511	17,965
Caltex Australia Ltd.	16,947	304,052
CIMIC Group Ltd.	11,110	339,743
Coles Group Ltd. *	15,937	131,784
Dexus, REIT	15,934	119,260
Flight Centre Travel Group Ltd.	3,623	109,565
Goodman Group, REIT	5,489	41,117
GPT Group (The), REIT	5,521	20,776
Iluka Resources Ltd.	18,695	100,450
LendLease Group	18,898	154,816
Mirvac Group, REIT	12,917	20,400
Qantas Airways Ltd.	28,381	115,781
Rio Tinto Ltd.	994	55,014
Rio Tinto plc	11,585	554,835
Scentre Group, REIT	20,611	56,663
South32 Ltd.	131,168	312,025
TPG Telecom Ltd.	107	485
Treasury Wine Estates Ltd.	876	9,135
Vicinity Centres, REIT	11,572	21,204
Vocus Group Ltd. *	6,578	14,836
Woodside Petroleum Ltd.	12,016	264,681

		3,793,427

Belgium - 1.6%
Ageas	3,592	161,696
KBC Group NV	673	43,300
UCB SA	3,342	272,964

		477,960

China - 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	186,500	171,364

Denmark - 4.6%
Danske Bank A/S	1,509	29,957
GN Store Nord A/S (a)	11,668	437,189
H Lundbeck A/S	9,030	397,436
Jyske Bank A/S (Registered)	750	27,154
Novo Nordisk A/S, Class B (a)	9,051	415,686
Orsted A/S (b)	458	30,648
Rockwool International A/S, Class B	361	94,403

		1,432,473

Finland - 3.1%
Neste OYJ (a)	7,916	612,877
Nokia OYJ	6,210	36,050
Orion OYJ, Class B	3,196	111,185
UPM-Kymmene OYJ	7,471	189,120

		949,232

INVESTMENTS	SHARES	VALUE ($)
France - 13.3%
Airbus SE	727	$69,312
Atos SE	3,030	248,265
AXA SA	13,735	296,428
BNP Paribas SA	3,268	147,585
CNP Assurances	2,252	47,802
Credit Agricole SA	5,456	58,720
Dassault Systemes SE	977	116,048
Electricite de France SA	16,927	267,901
Engie SA (a)	25,175	361,713
Hermes International	36	20,000
Kering SA	318	148,973
Klepierre SA, REIT	785	24,260
L’Oreal SA	234	53,545
Peugeot SA (a)	13,857	295,540
Safran SA (a)	3,513	421,332
Sanofi	4,190	363,482
Sartorius Stedim Biotech	917	91,810
Societe Generale SA	2,773	87,917
Teleperformance	919	147,012
TOTAL SA (a)	12,633	666,328
Unibail-Rodamco-Westfield, REIT	881	136,330
Vinci SA	488	40,129

		4,110,432

Germany - 10.3%
Allianz SE (Registered) (a)	3,599	723,239
Carl Zeiss Meditec AG	1,621	126,489
Covestro AG (a)(b)	11,474	568,244
Deutsche Boerse AG	562	67,190
Deutsche Lufthansa AG (Registered)	3,377	76,265
Deutsche Wohnen SE	842	38,480
E.ON SE	34,605	341,597
Fresenius Medical Care AG & Co. KGaA	154	9,982
Fresenius SE & Co. KGaA	1,557	75,256
Rheinmetall AG	103	9,134
SAP SE (a)	8,300	823,773
Software AG	4,814	173,907
Talanx AG	1,972	67,341
Vonovia SE	1,077	48,550
Wirecard AG	256	38,593

		3,188,040

Hong Kong - 4.2%
CK Asset Holdings Ltd.	18,500	135,357
CLP Holdings Ltd.	1,000	11,301
Hong Kong Exchanges & Clearing Ltd.	3,600	104,071
Kerry Properties Ltd.	88,000	300,351
Link REIT, REIT	2,500	25,344
Sun Hung Kai Properties Ltd.	8,000	114,173
Swire Properties Ltd.	64,800	227,684
Techtronic Industries Co. Ltd.	1,500	7,960
Wharf Holdings Ltd. (The)	65,000	169,462
Wheelock & Co. Ltd.	15,000	85,874
Yue Yuen Industrial Holdings Ltd.	37,000	118,448

		1,300,025

Italy - 3.8%
A2A SpA	21,820	39,352

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - 3.8% (continued)
BPER Banca	30,168	$116,195
Enel SpA	53,792	311,845
Eni SpA (a)	31,397	495,984
Hera SpA	30,199	92,131
Italgas SpA	15,924	91,317
Unipol Gruppo SpA	9,380	37,827

		1,184,651

Japan - 23.8%
Aisin Seiki Co. Ltd.	500	17,188
Alfresa Holdings Corp.	4,400	112,154
Alps Alpine Co. Ltd.	600	11,634
ANA Holdings, Inc.	3,500	125,647
Astellas Pharma, Inc.	19,400	247,867
Bandai Namco Holdings, Inc.	3,000	134,698
Brother Industries Ltd.	5,200	76,967
Canon Marketing Japan, Inc.	3,300	58,816
Chugoku Bank Ltd. (The)	6,100	51,136
Credit Saison Co. Ltd.	800	9,373
Daiwa House Industry Co. Ltd.	1,300	41,468
Eisai Co. Ltd.	200	15,484
Fuji Electric Co. Ltd.	1,800	53,014
Fujitsu Ltd.	2,800	174,541
Gunma Bank Ltd. (The)	4,100	17,059
Hachijuni Bank Ltd. (The)	35,300	144,177
Haseko Corp.	17,000	178,017
Hiroshima Bank Ltd. (The)	3,100	16,376
Hitachi Construction Machinery Co. Ltd.	500	11,701
Hitachi High-Technologies Corp.	1,400	43,840
Hitachi Ltd.	9,800	259,800
Japan Airlines Co. Ltd. (a)	15,200	538,704
Japan Post Holdings Co. Ltd.	2,000	23,092
JFE Holdings, Inc.	6,700	106,720
Kajima Corp.	11,300	151,794
Kamigumi Co. Ltd.	10,300	210,725
KDDI Corp.	1,100	26,284
Kobe Steel Ltd.	3,800	26,339
Kose Corp.	1,400	219,909
Marubeni Corp.	23,900	167,695
Matsumotokiyoshi Holdings Co. Ltd.	1,600	49,195
Medipal Holdings Corp.	3,400	72,740
Mitsubishi Chemical Holdings Corp.	1,400	10,577
Mitsubishi Corp.	3,400	93,216
Mitsubishi Electric Corp.	6,300	69,474
Mitsubishi Estate Co. Ltd.	2,300	36,187
Mitsubishi Gas Chemical Co., Inc.	8,600	128,825
Mitsubishi UFJ Financial Group, Inc.	32,900	161,462
Mitsui & Co. Ltd.	10,200	156,706
Mitsui Fudosan Co. Ltd.	1,600	35,539
Mixi, Inc.	8,300	174,183
Mizuho Financial Group, Inc.	6,700	10,366
Nikon Corp.	10,500	156,399
Nippon Express Co. Ltd.	1,200	66,664
Nippon Telegraph & Telephone Corp. (a)	7,800	318,235
Nitto Denko Corp.	900	45,139
NTT DOCOMO, Inc.	3,100	69,655
Oracle Corp. Japan	200	12,696

INVESTMENTS	SHARES	VALUE ($)
Japan - 23.8% (continued)
Pola Orbis Holdings, Inc.	1,200	$32,338
Resona Holdings, Inc.	16,200	77,703
Shinsei Bank Ltd.	7,100	84,407
Shionogi & Co. Ltd.	2,600	148,396
Shiseido Co. Ltd.	800	50,102
SoftBank Group Corp.	4,700	307,846
Sojitz Corp.	67,900	235,117
Sumitomo Corp.	8,300	117,767
Sumitomo Dainippon Pharma Co. Ltd.	6,800	216,854
Sumitomo Heavy Industries Ltd.	3,300	97,849
Sumitomo Mitsui Financial Group, Inc.	9,900	326,354
Sumitomo Mitsui Trust Holdings, Inc.	300	10,925
Sumitomo Realty & Development Co. Ltd.	1,400	51,252
Sundrug Co. Ltd.	2,300	68,492
Sysmex Corp.	1,300	61,738
Taiheiyo Cement Corp.	2,000	61,550
Tokio Marine Holdings, Inc.	200	9,502
Tokyo Electric Power Co. Holdings, Inc. *	16,900	100,387
Tosoh Corp.	11,100	143,979
Toyota Boshoku Corp.	1,300	19,253
Toyota Motor Corp.	1,900	109,985
Unicharm Corp.	2,600	84,089

		7,355,362

Luxembourg - 1.1%
SES SA, FDR	16,934	324,220

Malta - 1.3%
Kindred Group plc, SDR	42,875	394,137

Netherlands - 6.3%
ABN AMRO Group NV, CVA (b)	2,024	47,628
ASR Nederland NV (a)	9,349	369,930
ING Groep NV	11,206	120,538
Koninklijke Ahold Delhaize NV (a)	24,233	612,180
Royal Dutch Shell plc, Class A	8,084	237,935
Royal Dutch Shell plc, Class B	8,820	263,696
Signify NV (b)	8,120	189,955
Wolters Kluwer NV	1,672	98,326

		1,940,188

Norway - 2.9%
DNB ASA	2,598	41,702
Equinor ASA (a)	13,872	294,255
Leroy Seafood Group ASA	23,216	176,685
Salmar ASA (a)	7,146	354,433
Telenor ASA	794	15,420

		882,495

Portugal - 0.1%
Galp Energia SGPS SA	1,205	18,974

Russia - 0.9%
Evraz plc	47,637	291,704

Singapore - 0.7%
ComfortDelGro Corp. Ltd.	135,000	213,239

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 1.6%
Anglo American plc	19,358	$432,858
Investec plc	9,075	51,017

		483,875

Spain - 3.9%
Amadeus IT Group SA	314	21,847
Banco Bilbao Vizcaya Argentaria SA	34,193	181,627
CaixaBank SA	8,439	30,561
Cia de Distribucion Integral Logista Holdings SA	760	19,017
Endesa SA (a)	18,877	435,317
Iberdrola SA	11,625	93,347
Mediaset Espana Comunicacion SA	5,013	31,513
Red Electrica Corp. SA	4,105	91,542
Repsol SA	14,556	234,018
Telefonica SA	8,623	72,583

		1,211,372

Sweden - 3.1%
Atlas Copco AB, Class B	307	6,727
Elekta AB, Class B	8,995	106,808
Investor AB, Class B	1,119	47,551
Swedish Match AB	5,308	208,962
Swedish Orphan Biovitrum AB *	23,766	519,480
Telia Co. AB	12,880	61,269

		950,797

Switzerland - 9.0%
IWG plc	34,039	90,575
Nestle SA (Registered) (a)	8,160	662,288
Novartis AG (Registered) (a)	5,297	453,658
Roche Holding AG (a)	3,422	849,542
Sonova Holding AG (Registered)	2,250	370,004
STMicroelectronics NV	516	7,314
Temenos AG (Registered) *	958	115,116
Zurich Insurance Group AG	737	219,691

		2,768,188

United Kingdom - 17.4%
Associated British Foods plc	5,026	130,995
Barclays plc	157,237	300,837
BP plc	107,067	676,845
British Land Co. plc (The), REIT	4,014	27,296
BT Group plc	144,014	437,889
Burberry Group plc	19,224	422,141
Centrica plc	162,453	280,227
Close Brothers Group plc	495	9,084
Dialog Semiconductor plc *	1,862	48,251
Dixons Carphone plc	63,029	96,536
Drax Group plc	75,495	345,384
Fiat Chrysler Automobiles NV *	12,109	174,592
GlaxoSmithKline plc	3,279	62,491
Hammerson plc, REIT	5,599	23,571
Inchcape plc	22,360	157,342
Indivior plc *	124,228	177,991
International Consolidated Airlines Group SA	1,160	9,150
Land Securities Group plc, REIT	4,815	49,440
Linde plc	1,034	164,141
London Stock Exchange Group plc	925	47,990

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 17.4% (continued)
Man Group plc	110,455	$187,144
Meggitt plc	11,722	70,414
Moneysupermarket.com Group plc	85,704	300,905
National Grid plc	1,591	15,565
Provident Financial plc *	17,414	127,551
Reckitt Benckiser Group plc	217	16,617
RELX plc	4,617	95,204
Segro plc, REIT	5,458	40,974
Smith & Nephew plc	7,763	145,313
Standard Chartered plc	14,871	115,572
Standard Life Aberdeen plc	13,144	43,038
Tate & Lyle plc	3,513	29,561
Unilever plc	2,638	138,502
Vodafone Group plc	208,901	406,165

		5,374,718

United States - 0.5%
Shire plc	2,606	151,637

TOTAL COMMON STOCKS (Cost $42,549,106)		38,968,510

	NO. OF RIGHTS
RIGHTS - 0.0% (c)

Spain - 0.0% (c)
Repsol SA, expiring 1/18/2019 *
(Cost $4,829)	10,503	4,814

	SHARES

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANIES - 2.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.32% (1)(d)	1,572	1,572
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 2.32% (1)(d)	6,287	6,287
Limited Purpose Cash Investment Fund, 2.50% (1)(d)	693,052	693,052
UBS Select Treasury Preferred Fund, Class I, 2.34% (1)(d)	7,859	7,859

TOTAL SHORT-TERM INVESTMENTS (Cost $708,740)		708,770

TOTAL LONG POSITIONS (Cost $43,262,675)		39,682,094

SHORT POSITIONS - (29.5)%

COMMON STOCKS - (29.5)%
Australia - (3.2)%
Challenger Ltd.	(86,935)	(581,215)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Australia - (3.2)% (continued)
Domino’s Pizza Enterprises Ltd.	(469)	$(13,436)
Healthscope Ltd.	(19,322)	(30,370)
Magellan Financial Group Ltd.	(3,424)	(56,814)
SEEK Ltd.	(18,421)	(219,766)
Tabcorp Holdings Ltd.	(25,117)	(75,934)

		(977,535)

Austria - (0.4)%
ams AG	(5,591)	(134,633)

Belgium - (0.4)%
Telenet Group Holding NV	(1,629)	(75,769)
Umicore SA	(1,076)	(42,938)

		(118,707)

Denmark - (2.1)%
AP Moller - Maersk A/S, Class B	(397)	(499,399)
Chr Hansen Holding A/S	(143)	(12,694)
Dfds A/S	(896)	(36,161)
ISS A/S	(1,329)	(37,208)
Vestas Wind Systems A/S	(844)	(63,890)

		(649,352)

Finland - (1.1)%
Huhtamaki OYJ	(3,550)	(109,849)
Outokumpu OYJ	(60,957)	(222,197)

		(332,046)

France - (3.4)%
Altran Technologies SA	(44,457)	(357,306)
Bollore SA	(2,771)	(11,110)
Bollore SA *	(72)	(283)
Elior Group SA (b)	(14,573)	(218,057)
Iliad SA	(1,972)	(276,754)
SEB SA	(251)	(32,439)
SPIE SA	(2,444)	(32,448)
Technicolor SA (Registered) *	(4,123)	(4,506)
Ubisoft Entertainment SA *	(316)	(25,458)
Valeo SA	(3,820)	(111,413)

		(1,069,774)

Germany - (2.3)%
1&1 Drillisch AG	(2,431)	(124,154)
Delivery Hero SE *(b)	(3,393)	(126,674)
Deutsche Bank AG (Registered)	(13,790)	(109,978)
Fraport AG Frankfurt Airport Services Worldwide	(1,304)	(93,325)
OSRAM Licht AG	(3,485)	(151,663)
Scout24 AG (b)	(230)	(10,552)
thyssenkrupp AG	(5,496)	(94,410)
Zalando SE *(b)	(410)	(10,594)

		(721,350)

Ireland - (1.2)%
James Hardie Industries plc, CHESS	(34,090)	(371,404)

Italy - (2.1)%
Brembo SpA	(14,053)	(143,422)
Buzzi Unicem SpA	(3,747)	(64,629)
Ferrari NV	(363)	(36,120)
Pirelli & C SpA *(b)	(40,952)	(263,165)
Unione di Banche Italiane SpA	(45,938)	(133,343)

		(640,679)

Japan - (1.3)%
Hitachi Metals Ltd.	(7,200)	(74,884)
Hokuriku Electric Power Co. *	(18,100)	(157,734)
JGC Corp.	(4,300)	(60,519)
Suruga Bank Ltd.	(28,600)	(105,413)

		(398,550)

INVESTMENTS	SHARES	VALUE ($)
Luxembourg - (0.7)%
Eurofins Scientific SE	(609)	$(227,450)

Netherlands - (0.7)%
Aegon NV	(10,722)	(50,218)
ALTICE EUROPE NV *	(26,799)	(51,999)
Boskalis Westminster	(4,222)	(104,788)

		(207,005)

Norway - (0.7)%
Gjensidige Forsikring ASA	(4,335)	(67,816)
Schibsted ASA, Class A	(685)	(23,014)
Yara International ASA	(3,163)	(121,932)

		(212,762)

Singapore - (0.1)%
Golden Agri-Resources Ltd.	(139,000)	(24,956)

Spain - (1.8)%
Cellnex Telecom SA (b)	(21,226)	(542,823)

Sweden - (0.8)%
Getinge AB, Class B	(1,082)	(9,784)
Husqvarna AB, Class B	(15,713)	(116,652)
Saab AB, Class B	(2,223)	(77,019)
Svenska Cellulosa AB SCA, Class B	(4,963)	(38,566)

		(242,021)

Switzerland - (0.1)%
Mediclinic International plc	(2,704)	(11,103)
Panalpina Welttransport Holding AG (Registered)	(188)	(25,078)

		(36,181)

United Arab Emirates - (1.0)%
NMC Health plc	(8,411)	(293,554)

United Kingdom - (6.1)%
ConvaTec Group plc (b)	(5,130)	(9,087)
GVC Holdings plc	(19,308)	(165,758)
Informa plc	(2,506)	(20,115)
John Wood Group plc	(72,416)	(465,921)
Merlin Entertainments plc (b)	(59,546)	(241,195)
Metro Bank plc *	(7,183)	(154,710)
Micro Focus International plc	(11,145)	(195,245)
Petrofac Ltd.	(10,656)	(64,684)
Playtech plc	(5,656)	(27,763)
Rightmove plc	(1,929)	(10,631)
Severn Trent plc	(5,559)	(128,861)
Subsea 7 SA	(19,960)	(194,501)
Thomas Cook Group plc	(395,244)	(155,432)
Weir Group plc (The)	(3,838)	(63,554)

		(1,897,457)

TOTAL COMMON STOCKS (Proceeds $(11,562,876))		(9,098,239)

TOTAL SHORT POSITIONS (Proceeds $(11,562,876))		(9,098,239)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.2% (Cost $31,699,799)		30,583,855

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8% (e)		251,076

NET ASSETS - 100.0%		$30,834,931

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,094,805	3.6%
Consumer Discretionary	1,182,439	3.8
Consumer Staples	3,003,856	9.7
Energy	3,349,354	10.9
Financials	3,747,750	12.2
Health Care	5,491,430	17.8
Industrials	3,097,622	10.1
Information Technology	1,521,457	4.9
Materials	2,717,563	8.8
Real Estate	2,045,830	6.6
Utilities	2,622,979	8.5
Short-Term Investments	708,770	2.3

Total Investments In Securities At Value	30,583,855	99.2
Other Assets in Excess of Liabilities (e)	251,076	0.8

Net Assets	$30,834,931	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $10,064,179.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $(585,672), which represents approximately (1.90)% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of December 31, 2018.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

CVA - Dutch Certification

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	9	3/2019	USD	$772,200	$4,437

					$4,437

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$68,355	$68,355

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 70.9%
Brazil - 8.8%
Banco do Brasil SA *	2,400	$28,731
Braskem SA (Preference), Class A	700	8,549
Centrais Eletricas Brasileiras SA *	6,500	40,501
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	21,642	174,651
EDP - Energias do Brasil SA	49,000	186,186
Embraer SA, ADR (1)	535	11,840
Fibria Celulose SA, ADR (1)	689	11,858
Itausa - Investimentos Itau SA (Preference)	47,300	147,393
Petroleo Brasileiro SA (Preference) *	12,000	69,992
Sul America SA	4,140	30,513
TIM Participacoes SA, ADR (1)	10,948	167,942
Vale SA, ADR (1)	19,115	252,127

		1,130,283

Chile - 1.1%
Banco de Chile, ADR (1)	1,873	53,567
Banco de Credito e Inversiones SA	129	8,391
Empresas CMPC SA	4,874	15,521
Empresas COPEC SA	1,222	14,707
Enel Chile SA, ADR (1)	1,640	8,118
Itau CorpBanca	4,836,045	45,212

		145,516

China - 7.1%
58.com, Inc., ADR (1) *	435	23,581
Alibaba Group Holding Ltd., ADR (1)*	3,426	469,602
Autohome, Inc., ADR (1)	257	20,105
Baidu, Inc., ADR (1)*	778	123,391
Ctrip.com International Ltd., ADR (1)*	1,128	30,524
Huazhu Group Ltd., ADR (1)	582	16,663
JD.com, Inc., ADR (1)*	1,877	39,286
Momo, Inc., ADR (1)*	465	11,044
NetEase, Inc., ADR (1)	212	49,898
New Oriental Education & Technology Group, Inc., ADR (1)*	399	21,869
SINA Corp. (1)*	221	11,854
TAL Education Group, ADR (1)*	982	26,200
Vipshop Holdings Ltd., ADR (1)*	1,170	6,388
Weibo Corp., ADR (1)*	222	12,971
Yum China Holdings, Inc. (1)	1,281	42,952

		906,328

Hungary - 0.5%
MOL Hungarian Oil & Gas plc	3,753	41,187
OTP Bank Nyrt	622	25,137

		66,324

India - 4.0%
Dr Reddy’s Laboratories Ltd., ADR (1)	1,767	66,616
ICICI Bank Ltd., ADR (1)	6,352	65,362
Infosys Ltd., ADR (1)	10,985	104,577

INVESTMENTS	SHARES	VALUE ($)
India - 4.0% (continued)
Tata Motors Ltd., ADR(1) *	1,454	$17,710
Vedanta Ltd., ADR (1)	4,384	50,591
Wipro Ltd., ADR (1)	40,174	206,093

		510,949

Indonesia - 2.8%
Adaro Energy Tbk. PT	1,063,800	89,997
Bank Negara Indonesia Persero Tbk. PT	184,000	112,863
Perusahaan Gas Negara Persero Tbk.	52,400	7,742
United Tractors Tbk. PT	79,300	150,967

		361,569

Peru - 0.6%
Credicorp Ltd. (1)	282	62,511
Southern Copper Corp. (1)	529	16,277

		78,788

Philippines - 0.8%
Ayala Corp.	610	10,429
Ayala Land, Inc.	35,000	27,052
BDO Unibank, Inc.	6,740	16,762
Metro Pacific Investments Corp.	109,100	9,602
SM Prime Holdings, Inc.	51,800	35,228

		99,073

Poland - 3.6%
Jastrzebska Spolka Weglowa SA *	8,368	151,292
PGE Polska Grupa Energetyczna SA *	104,306	279,684
Polskie Gornictwo Naftowe i Gazownictwo SA	16,960	31,359

		462,335

Qatar - 1.9%
Industries Qatar QSC	1,440	52,691
Qatar National Bank QPSC	3,516	187,389

		240,080

Romania - 0.3%
NEPI Rockcastle plc	4,687	36,714

Russia - 0.2%
Mobile TeleSystems PJSC, ADR (1)	3,239	22,673

South Africa - 5.5%
Absa Group Ltd.	13,046	146,424
Anglo American Platinum Ltd.	2,131	79,450
Bid Corp. Ltd.	941	17,311
Gold Fields Ltd., ADR (1)	9,151	32,212
Growthpoint Properties Ltd., REIT	9,028	14,675
Naspers Ltd., Class N	557	111,521
Pick n Pay Stores Ltd.	2,117	9,987
Redefine Properties Ltd., REIT	24,067	16,199
Remgro Ltd.	1,485	20,096
Sasol Ltd.	2,014	59,849
Truworths International Ltd.	32,845	200,854

		708,578

South Korea - 22.2%
BNK Financial Group, Inc. *	2,426	15,932
Daelim Industrial Co. Ltd. *	767	70,461
DGB Financial Group, Inc. *	1,031	7,680

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
South Korea - 22.2% (continued)
Hana Financial Group, Inc.	5,356	$174,192
Hanwha Corp. *	2,617	73,511
Hanwha Life Insurance Co. Ltd. *	23,921	90,562
HDC Hyundai Development Co.-Engineering & Construction *	263	11,391
Hyundai Department Store Co. Ltd. *	2,036	164,877
Hyundai Engineering & Construction Co. Ltd. *	3,947	193,307
Korea Electric Power Corp.	248	7,346
Korea Gas Corp. *	771	33,325
Korea Investment Holdings Co. Ltd. *	3,988	213,287
KT Corp., ADR (1)	12,855	182,798
Kumho Petrochemical Co. Ltd. *	1,497	117,211
POSCO	1,172	256,354
Posco Daewoo Corp. *	757	12,359
Samsung Electronics Co. Ltd.	20,977	730,245
Samsung SDS Co. Ltd. *	1,057	193,441
SK Hynix, Inc.	5,007	272,964

		2,821,243

Taiwan - 9.9%
China Airlines Ltd.	298,000	106,605
China Development Financial Holding Corp.	837,000	265,052
Eva Airways Corp.	61,350	31,522
Far Eastern New Century Corp.	18,000	16,347
General Interface Solution Holding Ltd.	2,000	5,861
Globalwafers Co. Ltd.	17,000	155,848
Macronix International	22,000	13,058
Nanya Technology Corp.	107,000	191,618
Pou Chen Corp.	20,000	21,186
President Chain Store Corp.	15,000	151,125
SinoPac Financial Holdings Co. Ltd.	21,840	7,309
Taiwan Business Bank	31,000	10,437
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	2,664	98,328
Teco Electric and Machinery Co. Ltd.	6,000	3,414
Uni-President Enterprises Corp.	82,000	186,030
Zhen Ding Technology Holding Ltd.	1,000	2,601

		1,266,341

United Arab Emirates - 1.3%
Emaar Properties PJSC	37,388	42,033
Emirates Telecommunications Group Co. PJSC	16,258	75,175
First Abu Dhabi Bank PJSC	11,250	43,184

		160,392

United Kingdom - 0.3%
Mondi Ltd.	1,796	38,687

TOTAL COMMON STOCKS (Cost $9,458,340)		9,055,873

INVESTMENTS	NO. OF RIGHTS	VALUE ($)
RIGHTS - 0.0% (a)
Taiwan - 0.0% (a)
Eva Airways Corp., expiring 1/18/2019 * (Cost $–)	9,439	$858

	SHARES

SHORT-TERM INVESTMENTS - 37.3%

INVESTMENT COMPANIES - 37.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.22% (1)(b)(c)
(Cost $4,770,160)	4,770,160	4,770,160

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 108.2% (Cost $14,228,500)		13,826,891

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)% (d)		(1,051,565)

NET ASSETS - 100.0%		$12,775,326

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$812,954	6.4%
Consumer Discretionary	1,058,111	8.3
Consumer Staples	364,453	2.8
Energy	398,209	3.1
Financials	1,798,018	14.1
Health Care	66,616	0.5
Industrials	584,304	4.6
Information Technology	1,974,634	15.5
Materials	1,089,977	8.5
Real Estate	171,901	1.3
Utilities	737,554	5.8
Short-Term Investments	4,770,160	37.3

Total Investments In Securities At Value	13,826,891	108.2
Liabilities in Excess of Other Assets (d)	(1,051,565)	(8.2)

Net Assets	$12,775,326	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of December 31, 2018.
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	Includes appreciation/ (depreciation) on futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	11	3/2019	USD	$531,740	$(1,594)

					$(1,594)

USD - United States Dollar

Total Return Basket Swaps Outstanding at December 31, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread (-0.75% to -0.50%), which is denominated in ZAR based on the local currencies of the positions within the swap.	48-61 months maturity ranging from 10/18/2022 - 12/07/2023	$44,426	$(611)	$(5,337)	$(5,948)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-3.25% to 0.75%), which is denominated in USD based on the local currencies of the positions within the swap.	36-61 months maturity ranging from 12/20/2021 - 01/03/2024	$3,065,356	$(164,453)	$(142,655)	$(307,108)

The following table represents required component disclosures associated with the total return basket swap as of period end.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Agricultural Bank of China Ltd.	21,600	$11,334	$39	(0.0)%
Bank of China Ltd.	85,100	44,777	1,320	(0.4)
Bank of Communications Co. Ltd.	48,713	41,112	1,874	(0.6)
Jiangsu Hengrui Medicine Co. Ltd.	2,900	22,361	(6,157)	2.0

India
Axis Bank Ltd.	2,874	129,034	10,370	(3.4)
Larsen & Toubro Ltd.	7,735	158,136	457	(0.1)
Reliance Industries Ltd.	9,045	287,850	31,395	(10.2)
State Bank of India	2,365	100,952	6,026	(2.0)

Malaysia
Malaysia Airports Holdings Bhd.	109,200	221,203	(25,230)	8.2
RHB Bank Bhd.	26,800	34,269	(743)	0.2
Sime Darby Bhd.	35,600	20,674	756	(0.2)

Russia
Gazprom PJSC, ADR	15,084	66,782	(8,267)	2.7
LUKOIL PJSC, ADR	1,395	99,902	6,831	(2.2)
Novatek PJSC	308	52,626	10,166	(3.3)
Rosneft Oil Co. PJSC	4,060	25,053	1,850	(0.6)
Severstal PJSC	8,043	109,832	(20,712)	6.7
Surgutneftegas PJSC, ADR	5,639	21,415	(5,979)	1.9

Thailand
Central Pattana PCL	10,900	25,045	(3,693)	1.2
PTT Exploration & Production PCL	3,200	11,105	(253)	0.1
PTT Global Chemical PCL	26,600	58,283	(15,091)	4.9
PTT PCL	30,200	42,591	(4,124)	1.3
Thai Oil PCL	79,900	162,386	(88,539)	28.8

Short Positions

Common Stock

Brazil
BRF SA	(13,800)	(77,979)	(12,096)	3.9

South Korea
BGF retail Co. Ltd.	(144)	(26,284)	927	(0.3)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
South Korea (continued)
CJ CheilJedang Corp.	(1,140)	$(337,918)	$15,330	(5.0)%
CJ Logistics Corp.	(1,531)	(229,006)	(21,487)	7.0
Hyundai Heavy Industries Co. Ltd.	(2,689)	(310,151)	(42,071)	13.7
Korea Aerospace Industries Ltd.	(1,320)	(37,811)	8,909	(2.9)
LG Display Co. Ltd.	(7,712)	(125,148)	(6,564)	2.1
Lotte Corp.	(2,806)	(132,571)	679	(0.2)
Samsung Heavy Industries Co. Ltd.	(3,023)	(20,122)	(96)	0.0

Taiwan
Hiwin Technologies Corp.	(3,000)	(21,644)	(280)	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (-0.50% to 0.50%), which is denominated in MXN based on the local currencies of the positions within the swap.	36-61 months maturity ranging from 12/20/2021 - 12/21/2023	$299,242	$(1,959)	$16,056	$14,097

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Mexico
Alfa SAB de CV	64,700	$76,975	$4,562	32.4%
Fibra Uno Administracion SA de CV	20,900	23,227	(5,142)	(36.5)
Grupo Financiero Banorte SAB de CV	8,900	43,377	(16,262)	(115.4)
Grupo Mexico SAB de CV	17,800	36,629	706	5.0
Wal-Mart de Mexico SAB de CV	41,843	106,397	14,234	101.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Mexico
Industrias Penoles SAB de CV	(1,035)	$(12,637)	$(57)	(0.4)%

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR plus or minus a specified spread (-6.00% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	36-70 months maturity ranging from 12/20/2021 - 01/03/2024	$7,319,646	$(666,726)	$(713,008)	$(1,379,734)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Agricultural Bank of China Ltd.	133,000	$58,254	$581	(0.0)%
Alibaba Health Information Technology Ltd.	48,000	38,881	(450)	0.0
ANTA Sports Products Ltd.	14,000	67,023	(5,806)	0.4
BAIC Motor Corp. Ltd.	81,000	42,850	(3,895)	0.3
Bank of China Ltd.	261,000	112,518	1,908	(0.1)
Beijing Capital International Airport Co. Ltd.	34,000	36,085	(4,243)	0.3
China Huarong Asset Management Co. Ltd.	210,000	38,333	(3,263)	0.2
China Longyuan Power Group Corp. Ltd.	309,000	210,938	(22,418)	1.6
China Medical System Holdings Ltd.	251,000	234,309	(83,457)	6.0
China Mobile Ltd.	10,000	96,766	(152)	0.0
China National Building Material Co. Ltd.	240,000	164,222	(88,645)	6.4
China Overseas Land & Investment Ltd.	16,000	55,165	(2,234)	0.2

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
China (continued)
China Petroleum & Chemical Corp.	520,000	$370,661	$(94,780)	6.9%
China Resources Cement Holdings Ltd.	272,000	245,272	(75,421)	5.5
China Resources Gas Group Ltd.	14,000	55,476	2,385	(0.2)
China Resources Land Ltd.	12,000	46,160	1,214	(0.1)
China Unicom Hong Kong Ltd.	40,000	42,616	(535)	0.0
CNOOC Ltd.	168,000	258,774	(37,086)	2.7
CSPC Pharmaceutical Group Ltd.	102,000	146,418	(142,785)	10.3
ENN Energy Holdings Ltd.	9,800	87,100	4,211	(0.3)
Far East Horizon Ltd.	31,000	31,302	679	(0.0)
Haitian International Holdings Ltd.	133,000	255,843	(94,993)	6.9
HengTen Networks Group Ltd.	1,220,000	37,101	(6,069)	0.4
PetroChina Co. Ltd.	170,000	105,484	(8,188)	0.6
PICC Property & Casualty Co. Ltd.	181,000	184,686	34,977	(2.5)
Shandong Weigao Group Medical Polymer Co. Ltd.	104,000	84,014	(2,401)	0.2
Sinopec Engineering Group Co. Ltd.	92,500	75,926	(12,501)	0.9
Sinopec Shanghai Petrochemical Co. Ltd.	376,000	164,590	(8,221)	0.6
Sinotruk Hong Kong Ltd.	147,000	221,619	12,409	(0.9)
Tencent Holdings Ltd.	7,400	296,595	18,086	(1.3)
Tingyi Cayman Islands Holding Corp.	26,000	34,822	(9,002)	0.7
Uni-President China Holdings Ltd.	240,000	207,830	(27,475)	2.0
Yanzhou Coal Mining Co. Ltd.	148,000	119,531	(35,460)	2.6
Zijin Mining Group Co. Ltd.	158,000	59,877	926	(0.1)

Hong Kong
Haier Electronics Group Co. Ltd.	26,000	63,948	(27,933)	2.0
Kingboard Laminates Holdings Ltd.	246,000	203,207	(42,491)	3.1
Nine Dragons Paper Holdings Ltd.	117,000	108,080	(12,570)	0.9
Sino Biopharmaceutical Ltd.	224,000	147,457	(54,676)	4.0
SSY Group Ltd.	50,000	37,100	(8,229)	0.6

Short Positions

Common Stock

China
BBMG Corp.	(239,000)	(75,263)	3,881	(0.3)
Beijing Enterprises Water Group Ltd.	(712,000)	(363,423)	(17,682)	1.3
Brilliance China Automotive Holdings Ltd.	(426,000)	(317,068)	195,274	(14.2)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
China (continued)
China Galaxy Securities Co. Ltd.	(339,000)	$(153,107)	$30,507	(2.2)%
China International Capital Corp. Ltd.	(117,200)	(219,472)	(14,001)	1.0
China State Construction International Holdings Ltd.	(76,000)	(60,450)	21,583	(1.6)
Great Wall Motor Co. Ltd.	(176,000)	(101,188)	9,863	(0.7)
Semiconductor Manufacturing International Corp.	(367,000)	(319,972)	(5,452)	0.4
Sunny Optical Technology Group Co. Ltd.	(5,100)	(45,360)	(714)	0.1
Xinyi Solar Holdings Ltd.	(1,052,000)	(370,944)	23,265	(1.7)

Hong Kong
Alibaba Pictures Group Ltd.	(720,000)	(121,590)	(32,338)	2.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Effective Rate plus or minus a specified spread (-0.70%), which is denominated in PLN based on the local currencies of the positions within the swap.	51-66 months maturity ranging from 02/06/2023 - 12/19/2023	$196,273	$5,112	$(2,406)	$2,706

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Poland
CCC SA	(963)	$(49,962)	$467	17.3%
Dino Polska SA	(4,949)	(127,091)	4,475	165.4
Orange Polska SA	(14,976)	(19,220)	170	6.3

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Investment Companies	$4,460,160	$ —	$4,460,160

JPMS
Cash	—	48,051	48,051

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
LONG POSITIONS - 124.9%

CORPORATE BONDS - 28.2%
Aerospace & Defense - 0.7%
Hexcel Corp. 3.95%, 2/15/2027	$730,000	$713,983

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	140,000	140,393

Airlines - 0.7%
Delta Air Lines, Inc. 3.63%, 3/15/2022	750,000	733,943

Banks - 1.9%
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032(a)	100,000	92,600
Huntington Bancshares, Inc. 2.30%, 1/14/2022	810,000	782,063
Regions Financial Corp. 2.75%, 8/14/2022	170,000	164,013
SVB Financial Group 3.50%, 1/29/2025	520,000	498,172
US Bancorp
Series V, 2.38%, 7/22/2026	370,000	337,439

		1,874,287

Biotechnology - 0.1%
Biogen, Inc. 5.20%, 9/15/2045	100,000	103,252

Capital Markets - 0.9%
Ares Capital Corp. 3.50%, 2/10/2023	700,000	665,336
Jefferies Group LLC 4.15%, 1/23/2030	330,000	282,979

		948,315

Chemicals - 1.5%
Methanex Corp. (Canada) 4.25%, 12/1/2024	730,000	708,521
RPM International, Inc. 3.75%, 3/15/2027	800,000	759,606

		1,468,127

Communications Equipment - 0.7%
Motorola Solutions, Inc. 3.75%, 5/15/2022	720,000	714,457

Consumer Finance - 1.4%
American Express Co. 2.50%, 8/1/2022	810,000	781,796

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Consumer Finance - 1.4% (continued)
Capital One Financial Corp. 3.75%, 3/9/2027	$670,000	$622,292

		1,404,088

Diversified Financial Services - 0.6%
Petronas Capital Ltd. (Malaysia) 7.88%, 5/22/2022(b)	240,000	272,799
Voya Financial, Inc. 4.80%, 6/15/2046	330,000	314,320

		587,119

Electric Utilities - 2.4%
Exelon Corp. 3.50%, 6/1/2022(c)	860,000	840,993
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	810,000	785,059
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	830,000	792,024

		2,418,076

Equity Real Estate Investment Trusts (REITs) - 1.4%
Crown Castle International Corp. 3.65%, 9/1/2027	320,000	296,653
HCP, Inc. 4.25%, 11/15/2023	780,000	781,191
Washington Prime Group LP 5.95%, 8/15/2024	310,000	271,968

		1,349,812

Food & Staples Retailing - 0.6%
Sysco Corp. 3.30%, 7/15/2026	650,000	618,578

Gas Utilities - 0.8%
National Fuel Gas Co. 4.75%, 9/1/2028	780,000	769,279

Health Care Providers & Services - 2.3%
Aetna, Inc. 2.80%, 6/15/2023	770,000	732,276
Anthem, Inc. 4.63%, 5/15/2042	890,000	857,873
Humana, Inc. 4.95%, 10/1/2044	680,000	698,490

		2,288,639

Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants, Inc. 4.55%, 2/15/2048	140,000	128,663

Industrial Conglomerates - 0.8%
Roper Technologies, Inc. 3.80%, 12/15/2026	770,000	750,798

Insurance - 0.5%
Progressive Corp. (The) 4.13%, 4/15/2047	490,000	476,812

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
IT Services - 0.6%
Total System Services, Inc.
4.80%, 4/1/2026	$590,000	$594,590

Multiline Retail - 1.7%
Dollar General Corp.
3.25%, 4/15/2023	690,000	674,181
Macy’s Retail Holdings, Inc.
2.88%, 2/15/2023	770,000	712,956
Nordstrom, Inc.
5.00%, 1/15/2044	336,000	289,622

		1,676,759

Multi-Utilities - 0.1%
DTE Energy Co.
2.85%, 10/1/2026	100,000	91,635

Oil, Gas & Consumable Fuels - 2.9%
Hess Corp.
4.30%, 4/1/2027	790,000	723,904
HollyFrontier Corp.
5.88%, 4/1/2026	740,000	748,070
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (b)	200,000	185,331
MPLX LP
4.70%, 4/15/2048	280,000	243,182
ONEOK, Inc.
4.95%, 7/13/2047	470,000	434,186
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	20,000	17,240
6.50%, 3/13/2027	30,000	28,200
6.63%, 6/15/2035	120,000	104,760
6.75%, 9/21/2047	160,000	132,302
6.35%, 2/12/2048	10,000	8,000
Western Gas Partners LP
5.30%, 3/1/2048	250,000	215,729

		2,840,904

Professional Services - 1.4%
IHS Markit Ltd.
4.75%, 2/15/2025 (b)	670,000	659,112
Verisk Analytics, Inc.
4.00%, 6/15/2025	730,000	732,871

		1,391,983

Road & Rail - 0.2%
CSX Corp.
4.30%, 3/1/2048	190,000	180,900

Software - 1.4%
Citrix Systems, Inc.
4.50%, 12/1/2027	720,000	688,183
VMware, Inc.
3.90%, 8/21/2027	770,000	683,002

		1,371,185

Specialty Retail - 0.7%
O’Reilly Automotive, Inc.
4.35%, 6/1/2028	750,000	746,813

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Technology Hardware, Storage & Peripherals - 1.2%
NetApp, Inc.
3.30%, 9/29/2024	$660,000	$628,329
Xerox Corp.
3.62%, 3/15/2023 (c)	580,000	521,798

		1,150,127

Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.
4.13%, 7/15/2027	560,000	523,987

TOTAL CORPORATE BONDS (Cost $28,661,181)		28,057,504

MORTGAGE-BACKED SECURITIES - 31.0%
FNMA
TBA, 3.00%, 02/25/2029 - 01/25/2048	8,200,000	8,019,953
TBA, 2.50%, 01/25/2033	1,450,000	1,416,044
TBA, 3.50%, 01/25/2033 - 01/25/2048	10,000,000	10,005,555
TBA, 5.00%, 04/25/2037	1,400,000	1,466,391
TBA, 4.00%, 09/25/2043	6,750,000	6,880,781
TBA, 4.50%, 01/25/2048	2,850,000	2,951,141

TOTAL MORTGAGE-BACKED SECURITIES (Cost $30,416,596)		30,739,865

FOREIGN GOVERNMENT SECURITIES - 35.0%
Arab Republic of Egypt
8.50%, 1/31/2047 (d)	200,000	180,261
Australia Government Bond
2.75%, 11/21/2027 (d)	AUD 1,110,000	809,895
Deutsche Bundesrepublik Inflation Linked Bond
0.50%, 2/15/2028 (d)	EUR 4,590,000	5,412,892
Dominican Republic Government Bond
7.45%, 4/30/2044 (b)	100,000	104,000
Export-Import Bank of India
4.00%, 1/14/2023 (d)	200,000	199,231
Federal Republic of Nigeria
7.88%, 2/16/2032 (b)	200,000	181,244
Federative Republic of Brazil
8.25%, 1/20/2034	20,000	24,500
France Government Bond OAT
1.00%, 5/25/2027 (d)	EUR 4,970,000	5,920,046
Hungary Government Bond
6.38%, 3/29/2021	180,000	189,961
5.38%, 2/21/2023	30,000	31,763
5.75%, 11/22/2023	60,000	64,828
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 (b)	200,000	190,500
Kingdom of Belgium
1.00%, 6/22/2026 (d)	EUR 1,600,000	1,903,327

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 35.0% (Continued)
0.80%, 6/22/2027 (d)	EUR 720,000	$835,901
5.50%, 3/28/2028	EUR 40,000	65,419
Kingdom of Spain
2.15%, 10/31/2025 (d)	EUR 10,000	12,417
5.90%, 7/30/2026 (d)	EUR 1,030,000	1,596,604
5.15%, 10/31/2028 (d)	EUR 2,390,000	3,671,318
Kingdom of Sweden
1.00%, 11/12/2026 (d)	SEK 30,520,000	3,629,159
0.75%, 5/12/2028	SEK 27,760,000	3,213,670
Kingdom of the Netherlands
0.75%, 7/15/2027 (d)	EUR 750,000	893,346
Mexico Government Bond
6.05%, 1/11/2040	170,000	179,945
Oman Government International Bond
6.75%, 1/17/2048 (d)	200,000	165,000
People’s Republic of China
2.13%, 11/2/2022 (d)	310,000	300,891
Republic of Chile
3.25%, 9/14/2021	100,000	100,038
3.13%, 3/27/2025	200,000	194,308
Republic of Colombia
8.13%, 5/21/2024	100,000	116,500
7.38%, 9/18/2037	150,000	181,425
Republic of Ecuador
10.75%, 3/28/2022 (b)	200,000	201,750
Republic of El Salvador
7.65%, 6/15/2035 (b)	60,000	56,730
Republic of Indonesia
2.95%, 1/11/2023	200,000	190,917
4.13%, 1/15/2025 (d)	200,000	196,787
Republic of Italy
6.50%, 11/1/2027	EUR 1,690,000	2,533,211
Republic of Kenya
7.25%, 2/28/2028 (d)	200,000	178,568
Republic of Peru
8.75%, 11/21/2033	190,000	279,775
Republic of Romania
6.75%, 2/7/2022 (b)	200,000	214,902
Republic of South Africa
4.67%, 1/17/2024	270,000	263,493
Republic of Ukraine
7.75%, 9/1/2025 (b)	190,000	164,540
7.75%, 9/1/2025 (d)	110,000	95,260

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $35,051,169)		34,744,322

U.S. TREASURY OBLIGATIONS - 23.1%
U.S. Treasury Bonds
3.13%, 2/15/2043	530,000	540,621
2.88%, 5/15/2043	10,500,000	10,250,215
U.S. Treasury Notes
2.00%, 1/31/2020	180,000	178,826
1.38%, 3/31/2020	12,130,000	11,951,840

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,765,183)		22,921,502

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 7.6%

INVESTMENT COMPANIES - 7.6%
Limited Purpose Cash Investment Fund, 2.50%(1)(e) (Cost $7,522,804)	7,524,082	$7,524,082

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS (Cost $124,416,933)		123,987,275

	PRINCIPAL AMOUNT ($)
TBA SALE COMMITMENTS - (0.6)%

MORTGAGE-BACKED SECURITIES - (0.6)%
FNMA
TBA, 2.50%, 01/25/2033	$(50,000)	(48,829)
TBA, 3.00%, 01/25/2048	(600,000)	(584,823)

TOTAL TBA SALE COMMITMENTS (Proceeds $(632,139))		(633,652)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS - 124.3% (Cost $123,784,794)		123,353,623

LIABILITIES IN EXCESS OF OTHER ASSETS - (24.3)% (f)		(24,045,903)

NET ASSETS - 100.0%		$99,307,720

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,076,222	3.0%
Consumer Staples	618,578	0.6
Energy	2,840,904	2.9
Financials	5,290,621	5.3
Foreign Government Securities	34,744,322	35.0
Health Care	2,391,891	2.4
Industrials	3,912,000	3.9
Information Technology	3,830,359	3.9
Materials	1,468,127	1.5
Mortgage-Backed Securities	30,106,213	30.4
Real Estate	1,349,812	1.4
U.S. Treasury Obligations	22,921,502	23.1
Utilities	3,278,990	3.3
Short-Term Investments	7,524,082	7.6

Total Investments In Securities At Value	123,353,623	124.3
Liabilities in Excess of Other Assets(f)	(24,045,903)	(24.3)

Net Assets	$99,307,720	100.0%

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2018
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2018 amounted to $2,230,908, which represents approximately 2.25% of net assets of the fund.

(c)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of December 31, 2018.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2018, the value of these securities amounted to $26,000,903 or 26.18% of net assets.

(e)	Represents 7-day effective yield as of December 31, 2018.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

AUD - Australian Dollar
EUR - Euro
FNMA - Federal National Mortgage Association
SEK - Swedish Krona
TBA - To Be Announced; Security is subject to delayed delivery.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

Credit default swap contracts outstanding — buy protection as of December 31, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX Emerging Market Index Series 30.V1	1.00%	Quarterly	12/20/2023	2.07%	USD	5,260,000	$217,205	$28,769	$245,974
Republic of South Africa, 5.50%, 3/9/2020	1.00	Quarterly	12/20/2023	2.23	USD	400,000	18,375	3,292	21,667
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	12/20/2023	3.59	USD	1,100,000	131,225	(10,378)	120,847

							366,805	21,683	388,488

Markit CDX North America Investment Grade Index Series 31.V1	1.00	Quarterly	12/20/2023	0.88	USD	9,940,000	$(99,720)	$40,525	$(59,195)
Republic of Korea, 7.13%, 4/16/2019	1.00	Quarterly	12/20/2023	0.39	USD	2,800,000	(76,865)	(4,133)	(80,998)

							(176,585)	36,392	(140,193)

							$190,220	$58,075	$248,295

Credit default swap contracts outstanding — sell protection as of December 31, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00%	Quarterly	12/20/2023	2.05%	USD	1,600,000	$(104,354)	$29,618	$(74,736)
PenerbanganMalaysia Bhd., 5.63%, 3/15/2016	1.00	Quarterly	12/20/2023	1.09	USD	2,700,000	7,244	(17,861)	(10,617)

							$(97,110)	$11,757	$(85,353)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

Forward effective interest rate swap contracts outstanding as of December 31, 2018:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	3/10/2021	NZD	9,500,000	$48,796	$15,414	$64,210
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	6/10/2021	AUD	1,800,000	765	1,904	2,669
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Semi-Annually	6/16/2021	NZD	1,500,000	(1,996)	2,265	269
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	3/15/2021	CAD	9,000,000	(11,469)	45,421	33,952
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	6/14/2021	CAD	2,000,000	6,116	1,425	7,541
Pay	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	3/22/2021	USD	1,000,000	(9,094)	11,430	2,336
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	6/19/2029	USD	8,600,000	15,470	193,219	208,689
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	3/21/2029	SEK	50,800,000	115,740	65,883	181,623
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	3.00% Semi-Annually	3/08/2029	AUD	3,500,000	24,315	71,952	96,267
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	3/20/2029	EUR	5,400,000	(8,066)	96,287	88,221
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	6/21/2021	EUR	3,300,000	2,275	6,166	8,441
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.25% Annually	3/17/2021	CHF	6,300,000	18,452	20,689	39,141
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	3/22/2021	GBP	37,900,000	42,139	18,221	60,360
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	6/21/2021	GBP	3,000,000	1,984	(47)	1,937
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	3/17/2021	NOK	284,400,000	208,627	79,804	288,431
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	6/18/2029	CAD	400,000	773	(720)	53
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.50% Semi-Annually	6/07/2029	AUD	400,000	4,903	(2,539)	2,364
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	6/20/2029	JPY	88,600,000	17,848	(1,710)	16,138

						477,578	625,064	1,102,642

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	3/17/2021	JPY	134,300,000	$(1,200)	$1,029	$(171)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	6/16/2021	JPY	300,700,000	(351)	12	(339)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	3/11/2021	AUD	15,700,000	14,451	(36,930)	(22,479)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.00% Semi-Annually	3/14/2029	NZD	2,000,000	(11,198)	(26,821)	(38,019)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.00% Semi-Annually	6/13/2029	NZD	300,000	(3,521)	(1,544)	(5,065)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	3.00% Semi-Annually	3/19/2029	CAD	2,000,000	(40,355)	(27,466)	(67,821)
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	6/21/2021	USD	38,800,000	(60,337)	(250,058)	(310,395)
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	3/20/2029	USD	300,000	4,121	(11,601)	(7,480)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	3/17/2021	SEK	243,600,000	(181,050)	(31,235)	(212,285)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	3/22/2021	EUR	25,700,000	(9,693)	(79,473)	(89,166)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	6/19/2029	EUR	700,000	(3,089)	(4,239)	(7,328)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	3/20/2029	GBP	7,900,000	89,962	(141,769)	(51,807)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	3/21/2029	CHF	1,300,000	1,562	(24,520)	(22,958)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	6/19/2029	GBP	700,000	(2,145)	(1,022)	(3,167)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.50% Annually	3/21/2029	NOK	61,800,000	(156,086)	(92,630)	(248,716)

						(358,929)	(728,267)	(1,087,196)

						$118,649	$(103,203)	$15,446

(a)	Floating rate indices at December 31, 2018 were as follows:

3 Month Australian Bank-Bill Reference Rate: 2.09%

3 Month Canadian Bankers’ Acceptance Rate: 2.31%

3 Month London Interbank Offered Rate: 2.81%

3 Month Stockholm Interbank Offered Rate: (0.13)%

6 Month Australian Bank-Bill Reference Rate: 2.22%

6 Month Euro Interbank Offered Rate: (0.24)%

6 Month London Interbank Offered Rate: 2.88%

6 Month Norwegian Interbank Offered Rate: 1.41%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

Futures contracts outstanding as of December 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Australia 10 Year Bond	11	3/2019	AUD	$1,027,946	$11,961
Euro-Bund	23	3/2019	EUR	4,309,647	36,171
U.S. Treasury 2 Year Note	46	3/2019	USD	9,766,375	49,348

					97,480

Short Contracts
Canada 10 Year Bond	(30)	3/2019	CAD	(3,005,494)	(79,891)
Japan 10 Year Bond	(10)	3/2019	JPY	(13,911,774)	(44,260)
Long Gilt	(56)	3/2019	GBP	(8,791,579)	(45,621)
U.S. Treasury 10 Year Note	(63)	3/2019	USD	(7,686,984)	(154,132)
U.S. Treasury 5 Year Note	(12)	3/2019	USD	(1,376,250)	(11,349)

					(335,253)

					$(237,773)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

Forward foreign currency contracts outstanding as of December 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	138,700	USD	35,467	CITI**	3/20/2019	$116
BRL	208,050	USD	53,201	JPMC**	3/20/2019	175
CZK	40,000	USD	1,751	CITI	3/20/2019	34
CZK	60,000	USD	2,627	JPMC	3/20/2019	51
EUR	538,658	USD	618,531	CITI	3/20/2019	2,621
EUR	807,988	USD	927,798	JPMC	3/20/2019	3,931
GBP	6,000	USD	7,613	CITI	3/20/2019	63
GBP	9,000	USD	11,420	JPMC	3/20/2019	94
HUF	33,751,600	USD	119,985	CITI	3/20/2019	1,111
HUF	50,627,400	USD	179,978	JPMC	3/20/2019	1,667
IDR	1,075,000,000	USD	72,832	CITI**	3/20/2019	1,056
IDR	1,612,500,000	USD	109,250	JPMC**	3/20/2019	1,584
INR	21,079,600	USD	294,552	CITI**	3/20/2019	6,026
INR	31,619,400	USD	441,829	JPMC**	3/20/2019	9,039
JPY	31,108,800	USD	281,939	CITI	3/20/2019	3,646
JPY	46,663,200	USD	422,909	JPMC	3/20/2019	5,468
KRW	111,551,100	USD	99,621	CITI**	3/20/2019	814
KRW	167,326,650	USD	149,431	JPMC**	3/20/2019	1,221
MXN	12,351,607	USD	598,982	CITI	3/20/2019	22,098
MXN	18,527,393	USD	898,473	JPMC	3/20/2019	33,146
PHP	2,400,000	USD	45,350	CITI**	3/20/2019	187
PHP	3,600,000	USD	68,025	JPMC**	3/20/2019	280
PLN	707,600	USD	187,752	CITI	3/20/2019	1,666
PLN	1,061,400	USD	281,628	JPMC	3/20/2019	2,498
SEK	2,370,000	USD	263,423	CITI	3/20/2019	5,631
SEK	3,555,000	USD	395,136	JPMC	3/20/2019	8,446
SGD	436,000	USD	318,514	CITI	3/20/2019	1,940
SGD	654,000	USD	477,772	JPMC	3/20/2019	2,909
USD	362,850	AUD	499,654	CITI	3/20/2019	10,459
USD	544,274	AUD	749,479	JPMC	3/20/2019	15,688
USD	126,922	BRL	490,000	CITI**	3/20/2019	1,212
USD	190,383	BRL	735,000	JPMC**	3/20/2019	1,816
USD	508,596	CAD	675,600	CITI	3/20/2019	12,841
USD	762,893	CAD	1,013,400	JPMC	3/20/2019	19,261
USD	88,718	CLP	60,000,000	CITI**	3/20/2019	2,191
USD	133,077	CLP	90,000,000	JPMC**	3/20/2019	3,287
USD	122,621	COP	392,000,000	CITI**	3/20/2019	2,353
USD	183,932	COP	588,000,000	JPMC**	3/20/2019	3,530
USD	925,101	EUR	800,874	CITI	3/20/2019	1,576
USD	1,387,649	EUR	1,201,311	JPMC	3/20/2019	2,363
USD	312,634	GBP	243,200	CITI	3/20/2019	1,497
USD	468,950	GBP	364,800	JPMC	3/20/2019	2,244
USD	31,091	IDR	450,000,000	CITI**	3/20/2019	160
USD	46,637	IDR	675,000,000	JPMC**	3/20/2019	241
USD	117,020	ILS	432,000	CITI	3/20/2019	794
USD	175,530	ILS	648,000	JPMC	3/20/2019	1,191
USD	301,787	KRW	334,500,000	CITI**	3/20/2019	620
USD	452,680	KRW	501,750,000	JPMC**	3/20/2019	930

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	125,329	NOK	1,065,200	CITI	3/20/2019	$1,716
USD	187,993	NOK	1,597,800	JPMC	3/20/2019	2,574
USD	56,149	ZAR	792,000	CITI	3/20/2019	1,604
USD	84,223	ZAR	1,188,000	JPMC	3/20/2019	2,405
ZAR	220,000	USD	15,091	CITI	3/20/2019	60
ZAR	330,000	USD	22,638	JPMC	3/20/2019	89

Total unrealized appreciation						210,220

AUD	1,058,193	USD	767,604	CITI	3/20/2019	(21,293)
AUD	1,587,292	USD	1,151,412	JPMC	3/20/2019	(31,942)
BRL	215,300	USD	55,709	CITI**	3/20/2019	(472)
BRL	322,950	USD	83,563	JPMC**	3/20/2019	(710)
CAD	1,750,400	USD	1,320,918	CITI	3/20/2019	(36,475)
CAD	2,625,600	USD	1,981,379	JPMC	3/20/2019	(54,716)
COP	108,000,000	USD	33,140	CITI**	3/20/2019	(5)
COP	162,000,000	USD	49,710	JPMC**	3/20/2019	(7)
GBP	83,600	USD	107,954	CITI	3/20/2019	(1,001)
GBP	125,400	USD	161,932	JPMC	3/20/2019	(1,502)
IDR	480,000,000	USD	33,163	CITI**	3/20/2019	(170)
IDR	720,000,000	USD	49,742	JPMC**	3/20/2019	(255)
KRW	21,314,500	USD	19,247	CITI**	3/20/2019	(55)
KRW	31,971,750	USD	28,869	JPMC**	3/20/2019	(83)
MXN	265,200	USD	13,341	CITI	3/20/2019	(6)
MXN	397,800	USD	20,012	JPMC	3/20/2019	(9)
NOK	1,279,200	USD	151,117	CITI	3/20/2019	(2,671)
NOK	1,918,800	USD	226,676	JPMC	3/20/2019	(4,006)
NZD	1,680,400	USD	1,148,298	CITI	3/20/2019	(18,899)
NZD	2,520,600	USD	1,722,447	JPMC	3/20/2019	(28,350)
PHP	1,200,000	USD	22,789	CITI**	3/20/2019	(21)
PHP	1,800,000	USD	34,184	JPMC**	3/20/2019	(31)
RUB	11,600,000	USD	171,444	CITI**	3/20/2019	(6,642)
RUB	17,400,000	USD	257,168	JPMC**	3/20/2019	(9,963)
USD	69,775	BRL	273,600	CITI**	3/20/2019	(419)
USD	104,663	BRL	410,400	JPMC**	3/20/2019	(627)
USD	1,213,638	CHF	1,194,798	CITI	3/20/2019	(10,735)
USD	1,820,460	CHF	1,792,202	JPMC	3/20/2019	(16,104)
USD	34,553	CLP	24,000,000	CITI**	3/20/2019	(58)
USD	51,829	CLP	36,000,000	JPMC**	3/20/2019	(88)
USD	6,092	COP	20,000,000	CITI**	3/20/2019	(44)
USD	9,137	COP	30,000,000	JPMC**	3/20/2019	(67)
USD	10,356,661	EUR	9,031,403	CITI	3/20/2019	(57,861)
USD	15,534,980	EUR	13,547,111	JPMC	3/20/2019	(86,812)
USD	150,247	GBP	118,400	CITI	3/20/2019	(1,228)
USD	225,370	GBP	177,600	JPMC	3/20/2019	(1,842)
USD	91,895	IDR	1,350,000,000	CITI**	3/20/2019	(895)
USD	137,842	IDR	2,025,000,000	JPMC**	3/20/2019	(1,344)
USD	386,898	JPY	43,189,600	CITI	3/20/2019	(9,591)
USD	580,346	JPY	64,784,400	JPMC	3/20/2019	(14,387)
USD	512,040	KRW	574,383,200	CITI**	3/20/2019	(5,105)
USD	768,059	KRW	861,574,800	JPMC**	3/20/2019	(7,659)
USD	51,870	MXN	1,066,000	CITI	3/20/2019	(1,732)
USD	77,805	MXN	1,599,000	JPMC	3/20/2019	(2,598)
USD	68,150	PHP	3,600,000	CITI**	3/20/2019	(155)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	102,225	PHP	5,400,000	JPMC**	3/20/2019	$(233)
USD	3,603,134	SEK	32,277,486	CITI	3/20/2019	(61,167)
USD	5,404,696	SEK	48,416,236	JPMC	3/20/2019	(91,758)
USD	12,092	ZAR	176,800	CITI	3/20/2019	(84)
USD	18,138	ZAR	265,200	JPMC	3/20/2019	(126)
ZAR	1,058,800	USD	75,426	CITI	3/20/2019	(2,507)
ZAR	1,588,200	USD	113,140	JPMC	3/20/2019	(3,760)

Total unrealized depreciation						(598,270)

Net unrealized depreciation						$(388,050)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2018 (Unaudited)

AQR CORE PLUS BOND FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITG
Cash	$—	$28,289	$28,289

CITI
Cash	20,000	—	20,000

CRSU
Cash	—	338,823	338,823

JPMS
Cash	—	3,376,403	3,376,403

The following reference rates, and their values as of period-end, are used for security descriptions:

Euro Interbank Offered Rate (“EURIBOR”): -0.36%

Hong Kong Interbank Offered Rate (“HIBOR”): 2.24%

Johannesburg Interbank Agreed Rate: 6.96%

London Interbank Offered Rate (“LIBOR”): 2.50%

Mexico Equilibrium Interbank Interest Rate: 8.59%

Singapore Swap Offered Rate (“SOR”): 1.75%

Stockholm Interbank Offered Rate (“STIBOR”): -0.29%

Warsaw Interbank Effective Rate: 1.54%

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

See notes to Schedule of Investments.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2018, the Trust consists of thirty-nine active series, twenty-four of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, AQR Emerging Relaxed Constraint Equity Fund and AQR Core Plus Bond Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund and AQR Core Plus Bond Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain prior period amounts have been reclassified to reflect current period presentation.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of

Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. If there is no up-front payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investment securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investment.

Cash collateral invested by the securities lending agent, if any, is disclosed in the Schedules of Investments. Non-cash collateral received, if any, is disclosed in a footnote to the Schedules of Investments for each Fund. Certain of the securities on loan may have been sold prior to the close of the reporting period.

Delayed Delivery Securities: During the period, the Fund transacted in securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery basis are identified as such in the Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the Fund identified securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract terms.

To-Be-Announced Commitments: Certain Funds may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made, however delivered securities must meet specified terms, including issuer, rate and mortgage terms. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i) taking or making delivery of mortgage pools/securities; or ii) pairing-off with an offsetting trade for cash settlement.

Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Funds are subject to this risk whether or not the Funds take delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Master Securities Forward Transaction Agreements (each, an “MSFTA”) are entered into in order to govern TBA commitments. A MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,341,250,556	$—	$—	$1,341,250,556
Securities Lending Collateral	7,075,458	—	—	7,075,458
Short-Term Investments	38,254,381	—	—	38,254,381
Futures Contracts*	369,331	—	—	369,331

Total Assets	$1,386,949,726	$—	$—	$1,386,949,726

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$552,587,677	$—	$—	$552,587,677
Preferred Stocks	66,075	—	—	66,075
Rights	—	—	627	627
Securities Lending Collateral	37,332,565	—	—	37,332,565
Short-Term Investments	22,143,814	—	—	22,143,814

Total Assets	$612,130,131	$—	$627	$612,130,758

LIABILITIES
Futures Contracts*	$(402,306)	$—	$—	$(402,306)

Total Liabilities	$(402,306)	$—	$—	$(402,306)

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$20,599,766	$253,975,882	$—	$274,575,648
Preferred Stocks†	—	5,035	—	5,035
Rights†	—	41,523	—	41,523
Securities Lending Collateral	1,053,537	—	—	1,053,537
Short-Term Investments	12,470,152	—	—	12,470,152

Total Assets	$34,123,455	$254,022,440	$—	$288,145,895

LIABILITIES
Futures Contracts*	$(35,187)	$—	$—	$(35,187)

Total Liabilities	$(35,187)	$—	$—	$(35,187)

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$44,194,411	$181,838,397	$—	$226,032,808
Rights†	—	5,068	—	5,068
Securities Lending Collateral	728,102	—	—	728,102
Short-Term Investments	5,966,759	—	—	5,966,759
Futures Contracts*	47,077	—	—	47,077

Total Assets	$50,936,349	$181,843,465	$—	$232,779,814

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$246,530,652	$—	$—	$246,530,652
Securities Lending Collateral	1,857,512	—	—	1,857,512
Short-Term Investments	8,052,420	—	—	8,052,420
Futures Contracts*	232,455	—	—	232,455

Total Assets	$256,673,039	$—	$—	$256,673,039

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$20,554,334	$—	$—	$20,554,334
Preferred Stocks	2,544	—	—	2,544
Rights	—	—	13	13
Securities Lending Collateral	1,497,773	—	—	1,497,773

Total Assets	$22,054,651	$—	$13	$22,054,664

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$11,905,399	$146,496,194	$—		$158,401,593
Preferred Stocks†	—	2,480	—		2,480
Rights†	—	24,063	—		24,063
Securities Lending Collateral	949,530	—	—		949,530

Total Assets	$12,854,929	$146,522,737	$—		$159,377,666

LIABILITIES
Futures Contracts*	$(8,975)	$—	$—		$(8,975)

Total Liabilities	$(8,975)	$—	$—		$(8,975)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$59,119,802	$251,905,163	$—		$311,024,965
Rights†	—	4,291	—		4,291
Securities Lending Collateral	2,459,393	—	—		2,459,393
Short-Term Investments	18,435,317	—	—		18,435,317
Futures Contracts*	22,303	—	—		22,303

Total Assets	$80,036,815	$251,909,454	$—		$331,946,269

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$768,585,541	$—	$—		$768,585,541
Securities Lending Collateral	8,070,025	—	—		8,070,025
Short-Term Investments	26,142,518	—	—		26,142,518

Total Assets	$802,798,084	$—	$—		$802,798,084

LIABILITIES
Futures Contracts*	$(152,737)	$—	$—		$(152,737)

Total Liabilities	$(152,737)	$—	$—		$(152,737)

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$240,928,827	$—	$—	(a)	$240,928,827
Securities Lending Collateral	10,351,016	—	—		10,351,016
Short-Term Investments	3,015,043	—	—		3,015,043
Futures Contracts*	42,993	—	—		42,993

Total Assets	$254,337,879	$—	$—	(a)	$254,337,879

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$33,058,414	$322,703,776	$—		$355,762,190
Preferred Stocks†	—	770	—		770
Rights†	—	19,949	—		19,949
Securities Lending Collateral	960,802	—	—		960,802
Short-Term Investments	11,324,661	—	—		11,324,661
Futures Contracts*	59,540	—	—		59,540

Total Assets	$45,403,417	$322,724,495	$—		$368,127,912

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$181,290,192	$—	$—		$181,290,192
Securities Lending Collateral	1,646,933	—	—		1,646,933
Short-Term Investments	6,733,336	—	—		6,733,336

Total Assets	$189,670,461	$—	$—		$189,670,461

LIABILITIES
Futures Contracts*	$(77,500)	$—	$—		$(77,500)

Total Liabilities	$(77,500)	$—	$—		$(77,500)

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$42,948,000	$—	$—	$42,948,000
Securities Lending Collateral	2,941,878	—	—	2,941,878
Short-Term Investments	1,547,165	—	—	1,547,165
Futures Contracts*	41,792	—	—	41,792

Total Assets	$47,478,835	$—	$—	$47,478,835

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$7,356,050	$82,361,530	$—	$89,717,580
Rights†	—	4,568	—	4,568
Securities Lending Collateral	635,344	—	—	635,344
Short-Term Investments	1,911,709	—	—	1,911,709

Total Assets	$9,903,103	$82,366,098	$—	$92,269,201

LIABILITIES
Futures Contracts*	$(3,015)	$—	$—	$(3,015)

Total Liabilities	$(3,015)	$—	$—	$(3,015)

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$2,119,284,349	$—	$—	$2,119,284,349
Securities Lending Collateral	5,757,505	—	—	5,757,505
Short-Term Investments	100,076,220	—	—	100,076,220

Total Assets	$2,225,118,074	$—	$—	$2,225,118,074

LIABILITIES
Futures Contracts*	$(2,355,476)	$—	$—	$(2,355,476)

Total Liabilities	$(2,355,476)	$—	$—	$(2,355,476)

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$23,449,338	$171,896,205	$—	$195,345,543
Rights†	—	954	—	954
Securities Lending Collateral	1,601,782	—	—	1,601,782
Short-Term Investments	3,648,139	—	—	3,648,139

Total Assets	$28,699,259	$171,897,159	$—	$200,596,418

LIABILITIES
Futures Contracts*	$(30,077)	$—	$—	$(30,077)

Total Liabilities	$(30,077)	$—	$—	$(30,077)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$10,722,020	$69,137,886	$1	$79,859,907
Securities Lending Collateral	296,985	—	—	296,985
Short-Term Investments	799,129	—	—	799,129

Total Assets	$11,818,134	$69,137,886	$1	$80,956,021

LIABILITIES
Futures Contracts*	$(4,123)	$—	$—	$(4,123)

Total Liabilities	$(4,123)	$—	$—	$(4,123)

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$125,485,091	$73,034,734	$136	$198,519,961
Securities Lending Collateral	25,992	—	—	25,992
Short-Term Investments	17,790,039	—	—	17,790,039
Futures Contracts*	236,515	—	—	236,515
Forward Foreign Currency Exchange Contracts*	—	2,179,568	—	2,179,568
Total Return Swaps Contracts*	—	245,052	—	245,052

Total Assets	$143,537,637	$75,459,354	$136	$218,997,127

LIABILITIES
Futures Contracts*	$(393,089)	$—	$—	$(393,089)
Forward Foreign Currency Exchange Contracts*	—	(4,516,563)	—	(4,516,563)
Total Return Swaps Contracts*	—	(1,475,232)	—	(1,475,232)

Total Liabilities	$(393,089)	$(5,991,795)	$—	$(6,384,884)

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$330,421,210	$202	$330,421,412
Preferred Stocks†	—	4,409	—	4,409
Short-Term Investments	21,946,369	—	—	21,946,369
Futures Contracts*	424,368	—	—	424,368
Forward Foreign Currency Exchange Contracts*	—	747,235	—	747,235
Total Return Swaps Contracts*	—	672,957	—	672,957

Total Assets	$22,370,737	$331,845,811	$202	$354,216,750

LIABILITIES
Futures Contracts*	$(2,511,210)	$—	$—	$(2,511,210)
Forward Foreign Currency Exchange Contracts*	—	(4,622,407)	—	(4,622,407)
Total Return Swaps Contracts*	—	(1,032,638)	—	(1,032,638)

Total Liabilities	$(2,511,210)	$(5,655,045)	$—	$(8,166,255)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$18,153,117	$—	$—	$18,153,117
Exchange-Traded Funds	145,454	—	—	145,454
Short-Term Investments	22,474	—	—	22,474

Total Assets	$18,321,045	$—	$—	$18,321,045

LIABILITIES
Common Stocks (Sold Short)	$(4,223,954)	$—	$—	$(4,223,954)

Total Liabilities	$(4,223,954)	$—	$—	$(4,223,954)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$2,578,699	$—	$—	$2,578,699
Exchange-Traded Funds	38,697	—	—	38,697
Rights	—	—	86	86
Short-Term Investments	12,866	—	—	12,866

Total Assets	$2,630,262	$—	$86	$2,630,348

LIABILITIES
Common Stocks (Sold Short)	$(601,632)	$—	$—	$(601,632)

Total Liabilities	$(601,632)	$—	$—	$(601,632)

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$38,968,510	$—	$38,968,510
Rights†	—	4,814	—	4,814
Short-Term Investments	708,770	—	—	708,770
Futures Contracts*	4,437	—	—	4,437

Total Assets	$713,207	$38,973,324	$—	$39,686,531

LIABILITIES
Common Stocks (Sold Short)†	$—	$(9,098,239)	$—	$(9,098,239)

Total Liabilities	$—	$(9,098,239)	$—	$(9,098,239)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$2,512,179	$6,543,694	$—	$9,055,873
Rights†	—	858	—	858
Short-Term Investments	4,770,160	—	—	4,770,160
Total Return Basket Swaps Contracts*	—	16,803	—	16,803

Total Assets	$7,282,339	$6,561,355	$—	$13,843,694

LIABILITIES
Futures Contracts*	$(1,594)	$—	$—	$(1,594)
Total Return Basket Swaps Contracts*	—	(1,692,790)	—	(1,692,790)

Total Liabilities	$(1,594)	$(1,692,790)	$—	$(1,694,384)

AQR CORE PLUS BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Corporate Bonds	$—	$28,057,504	$—	$28,057,504
Foreign Government Securities	—	34,744,322	—	34,744,322
Mortgage-Backed Securities	—	30,739,865	—	30,739,865
U.S. Treasury Obligations	—	22,921,502	—	22,921,502
Short-Term Investments	7,524,082	—	—	7,524,082
Futures Contracts*	97,480	—	—	97,480
Forward Foreign Currency Exchange Contracts*	—	210,220	—	210,220
Credit Default Swap Contracts*	—	388,488	—	388,488
Interest Rate Swap Contracts*	—	1,102,642	—	1,102,642

Total Assets	$7,621,562	$118,164,543	$—	$125,786,105

LIABILITIES
TBA Sale Commitments	$—	$(633,652)	$—	$(633,652)
Futures Contracts*	(335,253)	—	—	(335,253)
Forward Foreign Currency Exchange Contracts*	—	(598,270)	—	(598,270)
Credit Default Swap Contracts*	—	(225,546)	—	(225,546)
Interest Rate Swap Contracts*	—	(1,087,196)	—	(1,087,196)

Total Liabilities	$(335,253)	$(2,544,664)	$—	$(2,879,917)

*

Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.

†	Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

During the period ended December 31, 2018, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund and AQR Small Cap Relaxed Constraint Equity Fund.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended December 31, 2018 are as follows:

	ASSETS				LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE		UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$369,331	$—		$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	—		—	—	402,306	—	—
AQR International Multi-Style Fund	—		—	—	35,187	—	—
AQR Emerging Multi-Style Fund	47,077		—	—		—	—
AQR TM Large Cap Multi-style fund	232,455		—	—		—	—
AQR TM International Multi-Style Fund			—	—	8,975	—	—
AQR TM Emerging Multi-Style Fund	22,303		—	—		—	—
AQR Large Cap Momentum Style Fund			—	—	152,737	—	—
AQR Small Cap Momentum Style Fund	42,993		—	—		—	—
AQR International Momentum Style Fund	59,540		—	—		—	—
AQR TM Large Cap Momentum Style Fund			—	—	77,500	—	—
AQR TM Small Cap Momentum Style Fund	41,792		—	—		—	—
AQR TM International Momentum Style Fund	—		—	—	3,015	—	—
AQR Large Cap Defensive Style Fund	—		—	—	2,355,476	—	—
AQR International Defensive Style Fund	—		—	—	30,077	—	—
AQR Emerging Defensive Style Fund	—		—	—	4,123	—	—
AQR Global Equity Fund	236,515		245,052	—	393,089	1,475,232	—
AQR International Equity Fund	424,368		672,957	—	2,511,210	1,032,638	—
AQR International Relaxed Constraint Equity Fund	4,437		—	—	—	—	—
AQR Emerging Relaxed Constraint Equity Fund	—		16,803	—	1,594	1,692,790	—

Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund	—		—	210,220	—	—	598,270
AQR Global Equity Fund	—		—	2,179,568	—	—	4,516,563
AQR International Equity Fund	—		—	747,235	—	—	4,622,407

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Interest Rate Risk Exposure:
AQR Core Plus Bond Fund	$97,480	$1,102,642	$—	$335,253	$1,087,196	$—

Credit Default Risk Exposure:
AQR Core Plus Bond Fund	—	388,488	—	—	225,546	—

Net Fair Value of Derivative Contracts:
AQR Core Plus Bond Fund	—	178,388	—	237,773	—	388,050
AQR Large Cap Multi-Style Fund	369,331	—	—	—	—	—
AQR Small Cap Multi-Style Fund	—	—	—	402,306	—	—
AQR International Multi-Style Fund	—	—	—	35,187	—	—
AQR Emerging Multi-Style Fund	47,077	—	—	—	—	—
AQR TM Large Cap Multi-style fund	232,455	—	—	—	—	—
AQR TM International Multi-Style Fund	—	—	—	8,975	—	—
AQR TM Emerging Multi-Style Fund	22,303	—	—	—	—	—
AQR Large Cap Momentum Style Fund	—	—	—	152,737	—	—
AQR Small Cap Momentum Style Fund	42,993	—	—	—	—	—
AQR International Momentum Style Fund	59,540	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	77,500	—	—
AQR TM Small Cap Momentum Style Fund	41,792	—	—	—	—	—
AQR TM International Momentum Style Fund	—	—	—	3,015	—	—
AQR Large Cap Defensive Style Fund	—	—	—	2,355,476	—	—
AQR International Defensive Style Fund	—	—	—	30,077	—	—
AQR Emerging Defensive Style Fund	—	—	—	4,123	—	—
AQR Global Equity Fund	—	—	—	156,574	1,230,180	2,336,995
AQR International Equity Fund	—	—	—	2,086,842	359,681	3,875,172
AQR International Relaxed Constraint Equity Fund	4,437	—	—	—	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	—	—	1,594	1,675,987	—

6. Principal Risks and Concentrations

The Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a funds that invests more widely, which may, therefore, have a greater impact on the Funds’ performance.

The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated.

Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent the Funds’ investments in a single country or a limited number of countries represent a higher percentage of the Funds’ assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Funds to potential risks. Such models may produce unexpected results, which can result in losses for the Funds.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.

7. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Funds did not utilize the Interfund Lending Program.

8. Line of Credit

Effective February 23, 2018 and terminating on March 22, 2019, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Prior to February 23, 2018 the line of credit commitment amount was $300,000,000 at substantially similar terms. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.

The unused amount available on the line of credit as of December 31, 2018 is $344,600,000.

The Funds had the following borrowings during the period.

FUND NAME	AVERAGE BORROWINGS	AVERAGE INTEREST RATE %	NUMBER OF DAYS OUTSTANDING	OUTSTANDING BALANCE	INTEREST PAID
AQR Large Cap Multi-Style Fund	$3,500,000	3.52%	8	$—	$2,703
AQR International Multi-Style Fund	7,416,667	3.46%	9	—	6,136
AQR Emerging Multi-Style Fund	6,000,000	3.54%	7	—	4,076
AQR TM Small Cap Multi-Style Fund	1,372,727	2.88%	19	700,000	2,060
AQR TM International Multi-Style Fund	1,500,000	3.96%	6	1,000,000	976
AQR Large Cap Momentum Style Fund	36,137,500	2.30%	13	—	29,667
AQR Small Cap Momentum Style Fund	5,400,000	4.36%	7	—	4,518
AQR International Momentum Style Fund	6,000,000	3.53%	7	—	4,064
AQR Emerging Momentum Style Fund	1,288,889	3.47%	13	—	1,593
AQR TM Small Cap Momentum Style Fund	2,014,286	4.03%	9	—	2,002
AQR TM International Momentum Style Fund	4,225,000	3.77%	17	3,700,000	7,423
AQR International Relaxed Constraint Fund	1,740,000	5.58%	5	—	1,331
AQR Emerging Relaxed Constraint Fund	1,558,500	3.53%	21	—	3,163

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations. The outstanding balance on the line of credit facility for the AQR TM Small Cap Multi-Style Fund, the AQR TM International Multi-Style Fund and the AQR TM International Momentum Style Fund was repaid on or before January 9, 2019.

9. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Funds’ financial statements with a reporting period date after August 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

In August 2018, the SEC adopted Final Rule Release No. 33-10532, Disclosure Update and Simplification. The new rule amends certain disclosure requirements that the SEC determined to be redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Regulation S-X were applied to the Funds’ financial statements in the current period. The adoption had no effect on the Funds’ net assets or results of operations.

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The amendments generally modified the disclosure requirements for fair value measurements such that it removes the following requirements: 1) the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; 2) the requirement to disclose the Fund’s policy for timing of transfers between levels; and, 3) the requirement to disclose the valuation processes for Level 3 fair value measurements. ASU 2018-13 also added the requirement to disclose how weighted average is calculated when the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements is required to be disclosed, in addition to making various other clarifying amendments to the disclosure guidance. The amendments in ASU 2018-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments related to the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. The Funds have elected to early adopt ASU 2018-13 and the amendments are reflected in the current year financial statements.

10. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 25, 2019

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
February 25, 2019